'33 Act File No. 2-73024
                            '40 Act File No. 811-3213

  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2005

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]

Post-Effective Amendment No. 82                                        [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendmenment No. 83                                                    [X]



                        (Check appropriate box or boxes)

                        GARTMORE VARIABLE INSURANCE TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 12OO RIVER ROAD
                                   SUITE 1000
                        CONSHOHOCKEN, PENNSYLVANIA 19428
                (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)

       Registrant's Telephone Number, including Area Code: (484) 530-1300



ALLAN J. OSTER, ESQ.                      MS. BARBARA A. NUGENT, ESQ.

12OO RIVER ROAD, SUITE 1000               STRADLEY, RONON, STEVENS, & YOUNG LLP
CONSHOHOCKEN, PENNSYLVANIA 19428          2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)   PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective: (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)

         [X] on May 2, 2005 pursuant to paragraph (b)

         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on [date]  pursuant to paragraph (a)(1)

         [ ] 75 days after filing pursuant to paragraph (a)(2)

         [ ] on [date] pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

         [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note

This Post-Effective Amendment No. 82 to Registrant's Registration Statement on Form N-1A includes fifteen prospectuses encompassing the following Funds:

Van Kampen GVIT Comstock Value Fund                                 Gartmore GVIT Investor Destinations Moderately
Dreyfus GVIT International Value Fund                                  Conservative Fund
Dreyfus GVIT Mid Cap Index Fund                                     Gartmore GVIT Investor Destinations Conservative Fund
Federated GVIT High Income Bond Fund                                Gartmore GVIT Mid Cap Growth Fund
Gartmore GVIT Asia Pacific Leaders Fund                             Gartmore GVIT Money Market Fund
Gartmore GVIT Developing Markets Fund                               Gartmore GVIT Money Market Fund II
Gartmore GVIT Emerging Markets Fund                                 Gartmore GVIT Nationwide Fund
Gartmore GVIT European Leaders Fund                                 Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT Global Financial Services Fund                        Gartmore GVIT OTC Fund
Gartmore GVIT Global Health Sciences Fund                           Gartmore GVIT Nationwide Principal Protected Fund
Gartmore GVIT Global Small Companies Fund                           Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Global Technology and Communications Fund             Gartmore GVIT Worldwide Leaders Fund
Gartmore GVIT Global Utilities Fund                                 GVIT Equity 500 Index Fund
Gartmore GVIT Government Bond Fund                                  GVIT Small Company Fund
Gartmore GVIT Growth Fund                                           GVIT Small Cap Growth Fund
Gartmore GVIT International Growth Fund                             GVIT Small Cap Value Fund
Gartmore GVIT Investor Destinations Aggressive Fund                 J.P. Morgan GVIT Balanced Fund
Gartmore GVIT Investor Destinations Moderately Aggressive Fund      Van Kampen GVIT Multi Sector Bond Fund
Gartmore GVIT Investor Destinations Moderate Fund

The filing also includes the Combined Statement of Additional Information for the Gartmore Variable Insurance Trust and Part C.

This Amendment is being filed under Rule 485(b) for the purpose of updating the Funds' financial statements and other information, and in conjunction therewith, making other appropriate non-material changes.

Gartmore Variable Insurance Trust

Gartmore GVIT Global Small Companies Fund

Gartmore GVIT OTC Fund



PROSPECTUS

May 2, 2005

                                                               [GRAPHIC OMITTED]





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




                                                           www.gartmorefunds.com

Table of Contents


FUND SUMMARIES.............................................................2

GARTMORE GVIT GLOBAL SMALL COMPANIES FUND..................................3
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

GARTMORE GVIT OTC FUND.....................................................5
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS.......................................................8
Principal Investments and Techniques
Principal Risks
Temporary Defensive Positions
Selective Disclosure of Portfolio Holdings

MANAGEMENT................................................................10
Investment Adviser
Subadviser
Portfolio Managers
Additional Information about the Portfolio Managers

BUYING AND SELLING FUND SHARES............................................11
Who Can Buy Shares of the Fund
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution Plan
Revenue Sharing

DISTRIBUTION AND TAXES....................................................14
Dividends and Distributions
Tax Status

ADDITIONAL INFORMATION............................................Back Cover

FUND SUMMARIES

This prospectus provides information about the Gartmore GVIT Global Small Companies Fund and Gartmore GVIT OTC Fund (together, the "Funds") offered by Gartmore Variable Insurance Trust. The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds", beginning on page 8. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summaries contain discussions of the principal risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in its individual accompanying prospectus.

These Funds had not commenced operations as of the date of this prospectus.

The Funds currently offer one class of shares: Class I shares. This prospectus provides information with respect to Class I shares. For more information about who may purchase Class I shares, see "Buying and Selling Fund Shares" on page 11.

Fund Summary | Gartmore GVIT Global Small Companies Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth by investing primarily in equity securities of small U.S. and foreign companies. The Fund looks to invest in small companies with strong and improving franchises that are well positioned to take advantage of growth opportunities in their industries. The Fund's investment objective may be changed without shareholder approval.

Gartmore Global Asset Management Trust (GGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (GGP) as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the investment managers select regions or countries, and small companies they believe have the potential for unexpected growth.

Under normal market conditions, the Fund will invest at least 80% of assets in equity securities of small companies from at least three countries, including the United States. The Fund considers a "small" company to be one whose market capitalization does not exceed $3 billion at the time of purchase. Though considered small by this definition, some companies in which the Fund invests may be among the largest within their respective countries.

Some companies may outgrow the definition of a small company after the Fund has purchased their securities. These companies continue to be considered small for purposes of the Fund's minimum 80% allocation to global small company equity securities.

The Fund primarily invests in equity securities of U.S. and foreign small companies which may include equity interests in investment funds or trusts, convertible securities, common and preferred stocks, rights and warrants, real estate investment trust securities and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies, but it will not hold more than 10% of its net assets in any one type of these securities.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

o Growth investing produces superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) produces average returns. Therefore, GGP focuses on identifying unexpected earnings growth.
o GGP looks to sell companies where there is significant risk that earnings growth will disappoint against expectations.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade decline in value. Individual stocks and the overall stock market may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund's investments in smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of small capitalization companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS RELATED TO INVESTING FOR GROWTH. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. Because the Fund focuses on growth-style stocks, the Fund's performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More about the Funds" beginning on page 8.

PERFORMANCE

No performance information is provided because the Fund did not begin operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
  (paid directly from your
  investment) 1                     N/A
------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
------------------------------------------
Management Fees 2                 1.15%
------------------------------------------
Distribution and/or Service
  (12b-1) Fees                      N/A
------------------------------------------
Other Expenses 3                  0.88%
                                  -----
------------------------------------------
Total Annual Fund Operating
Expenses (Before Fee
Waivers/Expense
Reimbursements)                   2.03%
-------------------------------------------
Fee Waivers/Expense
Reimbursements                    0.00%
-------------------------------------------
TOTAL ANNUAL FUND OPERATING
  EXPENSES (AFTER FEE
  WAIVERS/EXPENSE
  REIMBURSEMENTS)                 2.03%
                                  =====

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insuramce contract's prospectus.
2 The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to GGAMT under its contract with the Fund.
3 As a new fund these are estimates for the current fiscal year ending December
  31, 2005. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.
4 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, administrative services fees, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.75 % for Class I shares through May 1, 2006. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below could be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and the expense limitation through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 YEAR      3 YEARS

              $206       $637

Fund Summary | Gartmore GVIT OTC Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth by investing primarily in equity securities of U.S. and foreign companies that are traded in over-the-counter
(OTC) markets.

GGAMT, the Fund's investment adviser, has chosen GGP as subadviser to manage the Fund's portfolio. To achieve its objective, the Fund invests at least 80% of its net assets in equity securities of U.S. and foreign companies that are traded in the OTC market. The Fund also invests in U.S. and foreign emerging growth companies whose securities are traded on a securities exchange. The Fund may invest 25% or more of its assets in companies in any one industry including technology and communications related industries. Companies in the technology and communications related industries may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronic, communications, health-care and biotechnology sectors. Regions or countries and companies are selected that are believed to have the potential to exceed market growth expectations.

The Fund invests primarily in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, convertible securities, and depositary receipts. The Fund will invest primarily in OTC companies across the market spectrum and small and mid-size emerging growth companies.

The Fund may invest in foreign currency exchange contracts to convert foreign currencies to and from the U.S. dollar, and to hedge against changes in foreign currency exchange rates.

THE OTC MARKET

The OTC market is a network of telephone lines and a computerized quotation system through which securities trades can be made. OTC securities are securities which are principally traded on the OTC market; however, OTC securities can also be listed for trading on a domestic or foreign exchange. Currently the four OTC markets are the NASDAQ (United States), JASDAQ (Japan), EASDAQ (Europe) and KOSDAQ (Korea).

EMERGING GROWTH COMPANIES

GGP believes emerging growth companies are those companies that have a strong franchise in a dynamic industry.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

o Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes offer earnings growth that exceeds market expectations.
o GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade decline in value. Individual stocks and the overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

OTC MARKET RISKS. Companies whose securities are traded in the OTC markets generally have small market capitalizations or are newer companies than those listed on the NYSE or the American Stock Exchange. OTC companies often have limited product lines, or relatively new products or services, and may lack established markets, depth of experienced management or financial resources. As a result, the securities of these companies may have limited marketability and may be more volatile in price than securities of larger capitalized or better-known companies.

In addition to these general risks, the liquidity and trading patterns of securities quoted on the EASDAQ, JASDAQ, or KOSDAQ markets may be substantially different from those of securities quoted on the NASDAQ. These OTC markets are relatively new quotation systems and only a small number of issuer's shares are quoted on these exchanges. As a result, historical trading prices may not be indicative of the prices at which securities listed on these exchanges will trade in the future. In addition, these exchanges have relatively low trading volumes for the stocks which they list. Hence, the price at which stocks will trade on the EASDAQ, JASDAQ or KOSDAQ may be subject to significant price fluctuations.

SMALL CAP RISK. The Fund's investments in the securities of smaller, newer companies may be riskier than investments in larger, more established companies. The stocks of smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

CONCENTRATION RISK. The Fund may invest 25% or more of its assets in companies in any one industry. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of the particular industry or concentration.

DERIVATIVES RISK. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. Counter parties to over-the-counter derivatives contracts present default risks if such counterparties fail to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

For more detailed information about the Fund's investments and risks, see "More about the Funds" beginning on page 8.

PERFORMANCE

No performance information is provided because the Fund did not begin operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
  (paid directly from your
  investment) 1                     N/A
------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
------------------------------------------
Management Fees 2                 1.00%
------------------------------------------
Distribution and/or Service
  (12b-1) Fees                      N/A
------------------------------------------
Other Expenses 3                  0.88%
                                  -----
-------------------------------------------
Total Annual Fund Operating
Expenses (Before Fee
Waivers/Expense
Reimbursements)                   1.88%
-------------------------------------------
Fee Waivers/Expense
Reimbursements                    0.00%
-------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER FEE
WAIVERS/EXPENSE
REIMBURSEMENTS) 4                 1.88%
                                  =====

1 Sales charges and other expenses may be imposed by variable annuity contracts or variable life insurance policies if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.
2 The Fund has not commenced operations as of the date of this prospectus. As a result, the management fee represents the fee which is payable to GGAMT under its contract with the Fund.
3 As a new fund these are estimates for the current fiscal year ending December
  31, 2005. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.
4 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, administrative services fees, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.60% for Class I shares through May 1, 2006. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below could be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expense and the expense limitation through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 YEAR      3 YEARS

              $191       $591

More about the Funds

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

PREFERRED STOCK. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common stock shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible securities may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities -- also known as convertibles -- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies generally must pay holders of convertibles before they pay holders of common stock), but they typically are less secure than similar non-convertible securities such as bonds (bondholders generally must be paid before holders of convertibles and common stock). Because convertibles usually are subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

DEPOSITARY RECEIPTS. A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and International Depositary Receipts (IDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, IDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PRINCIPAL RISKS

FOREIGN RISK-- Foreign security investment involves special risks not present in U.S. investments that can increase the chances that a Fund will lose money.

o Country--General securities market movements in any country in which a Fund has investments, are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.
o Foreign Markets--Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may make it difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.
o Governmental Supervision and Regulation/Accounting Standards--Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

o Currency--A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

SMALL CAP RISK (Gartmore GVIT OTC Fund). Historically, the securities of small companies have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. In addition, small cap companies may:

o    lack depth of management
o    lack a proven track record
o    be unable to generate funds necessary for growth or development
o be developing or marketing new products or services for which markets are not yet established and may never become established
o    market products or services which may become quickly obsolete

Small cap companies in the technology and biotechnology industries may be subject to abrupt or erratic price movements. Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is also available in the Funds' Statement of Additional Information.

Management

INVESTMENT ADVISER

Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts.

Each Fund pays GGAMT a management fee, as set forth below, which is based on the Funds' average daily net assets.

Fund                                             Fee
Gartmore GVIT Global Small Companies Fund       1.15%
Gartmore GVIT OTC Fund                          1.00%

SUBADVISER

Gartmore Global Partners (GGP), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser to the Funds and manages the Funds' assets in accordance with its investment objective and strategies. GGP makes investment decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

Both the adviser and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring ten affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom, and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Out of its management fee, GGAMT pays GGP an annual subadvisory fee, based on the Funds' average daily net assets, as follows:

Fund                                             Fee
Gartmore GVIT Global Small Companies Fund      0.575%
Gartmore GVIT OTC Fund                          0.50%

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team not just one investment manager.

PORTFOLIO MANAGEMENT TEAM-- GARTMORE GVIT GLOBAL SMALL COMPANIES FUND

Gary Smith, Brian O'Neill and Neil Rogan, GGP's global specialists, are responsible for managing the Gartmore GVIT Global Leaders Fund.

Gary Smith joined GGP as Head of the Investment Risk Consultancy Team in 1990. He provides full quantitative research support for GGP's active investment managers. He also advises clients in the area of long-term strategy and issues related to benchmarks and risk controls. Mr. Smith became responsible for managing U.S. portfolios for GGP in 2000.

Brian O'Neill joined GGP in 1981 and became responsible for managing U.S. portfolios for GGP in 1997.

Neil Rogan joined GGP as Head of the Asia Pacific Team in September of 1997. In 2000, he became responsible for managing U.S. portfolios for GGP and is currently head of the International Equities Team. Prior to joining GGP, Mr. Rogan served as a Director and senior fund manager for Jardine Fleming Investment Management in Hong Kong from 1992 to 1997.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE FUNDS

Shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively "Nationwide"), to fund benefits payable under variable life insurance policies and variable annuity contracts. In the future shares may be sold to separate accounts of other insurance companies. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may in the future offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Funds intend to monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc. ("GDSI").


PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, NAV is based on the market value of the securities owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by the Fund allocable to such class, less its liabilities, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

o   New Year's Day
o   Martin Luther King, Jr. Day
o   Presidents' Day
o   Good Friday
o   Memorial Day
o   Independence Day
o   Labor Day
o   Thanksgiving Day
o   Christmas Day
o   Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when you will not be able to purchase or redeem a Fund's shares.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of the Funds may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

   o  disrupt portfolio management strategies,
   o  increase brokerage and other transaction costs, and
   o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds such as these Funds that hold significant investments in small cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder. With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Funds identify. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

   o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
   o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

  o Scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
  o Variable insurance contract withdrawals or loans, including required minimum distributions; and
  o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds monitors these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the level of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o   GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59_ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

Information from Gartmore Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents--which may be obtained free of charge--contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o    Annual Report
o    Semiannual Report

To obtain a document free of charge, call 888-366-0404 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

Information from the Securities and Exchange Commission (SEC) You can obtain copies of Fund documents from the SEC as follows:

In Person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 202-942-8090.)

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR Database via the Internet:
www.sec.gov

By Electronic Request:
publicinfo@sec.gov

[GRAPHIC OMITTED]


Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428
                           The Trust's Investment Company Act File No.: 811-3213

CORE FIXED INCOME Series

Gartmore GVIT Government Bond Fund
Gartmore GVIT Money Market Fund

[LOGO OMITTED]

FUNDPROSPECTUS

                                 [LOGO OMITTED]  | May 2, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                           WWW.GARTMOREFUNDS.COM

TABLE OF CONTENTS


         FUND SUMMARIES

         3  GARTMORE GVIT GOVERNMENT BOND FUND
            Objective and Principal Strategies
            Principal Risks
            Performance
            Fees and Expenses

         6  GARTMORE GVIT MONEY MARKET FUND
            Objective and Principal Strategies
            Principal Risks
            Performance
            Fees and Expenses

         9  MORE ABOUT THE FUNDS
            More about the Gartmore GVIT Government Bond Fund
            Principal Investments and Techniques
            Temporary Investments
            More About the Gartmore GVIT Money Market Fund
            Principal Investments and Techniques
            Principal Risks
            Selective Disclosure of Portfolio Holdings

        11  MANAGEMENT
            Investment Adviser
            Additional Information about the Portfolio Managers

        12  BUYING AND SELLING FUND SHARES
            Who Can Buy Shares of the Funds
            Purchase Price
            Fair Valuation
            Selling Shares
            Restrictions on Sales
            Excessive or Short-Term Trading
            Monitoring of Trading Activity
            Restrictions on Transactions
            Short-Term Trading Fees
            Distribution Plan
            Revenue Sharing

        16  DISTRIBUTIONS AND TAXES
            Dividends and Distributions
            Tax Status

        17  FINANCIAL HIGHLIGHTS

BACK COVER  ADDITIONAL INFORMATION

                                                   CORE FIXED INCOME SERIES | 1

Core Fixed Income Series

FUND SUMMARIES

This prospectus provides information about two funds (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds" beginning on page
9. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This prospectus provides information with respect to the following classes of shares of the Funds:

GARTMORE GVIT GOVERNMENT BOND FUND
o Class I
o Class II
o Class III
o Class IV

GARTMORE GVIT MONEY MARKET FUND
o Class I
o Class IV
o Class V

These share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 12.

2  |  CORE FIXED INCOME SERIES

FUND SUMMARIES | Gartmore GVIT Government Bond Fund

BOND MATURITY
Bond maturity simply means the life of a bond before it comes due and must be repaid. Generally, the longer the bond's maturity, the higher the interest rate. The higher interest rate compensates investors for tying up their investments for longer periods. However, as described below, bonds with longer maturities are also more sensitive to price shifts caused by interest rate changes.

--------------------------------------------------------------------------------

DURATION

is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The investment objective of the Gartmore GVIT Government Bond Fund is to provide as high a level of income as is consistent with the preservation of capital.

To achieve its objective, the Fund focuses on buying those securities with the highest level of expected income while also minimizing fluctuations in the price of the Fund's shares. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills, and notes. These securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
o  The Federal Home Loan Banks;
o  The Federal National Mortgage Association ("FNMA");
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
o  The Federal Farm Credit Banks.

The Fund may also invest in mortgage-backed securities issued by U.S. government agencies. The dollar-weighted average portfolio maturity of the Fund's assets generally will be five to nine years. The Fund may also engage in securities lending in order to generate additional income for the Fund.

To select investments that fit the Fund's objectives, the portfolio manager uses interest rate expectations, yield-curve analysis (determining whether a short, intermediate, or long-term duration is appropriate based on interest rates), economic forecasting, market sector analysis, and other techniques. The Fund may also look for U.S. government and agency securities that it believes are undervalued, with the goal of buying them at attractive prices and watching them increase in value. A security may be sold to take advantage of more favorable opportunities.

The Fund's portfolio manager will consider the duration of particular debt securities and the Fund's overall portfolio when managing the Fund. The Fund will generally have a duration of four to six years.

Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate

                                                   CORE FIXED INCOME SERIES | 3

GARTMORE GVIT GOVERNMENT BOND FUND (con't.)

changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce decreases in value. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

PREPAYMENT RISK AND EXTENSION RISK. The issuers of mortgage- backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Changes in prepayment rates can make the price and yield of mortgage-backed securities volatile. When mortgage-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the securities and making them more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 9.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1995     18.7%
1996      3.5%
1997      9.7%
1998      8.9%
1999     -2.4%
2000     12.5%
2001      7.3%
2002     11.0%
2003      2.0%
2004      3.3%



BEST QUARTER:          6.7%        2ND QTR. OF 1995
WORST QUARTER:        -2.8%        1ST QTR. OF 1994

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                            1 YR          5 YRS         10 YRS
--------------------------------------------------------------
Class I shares 1            3.26%         7.13%          7.30%
--------------------------------------------------------------
Class II shares 2           3.01%         6.86%          7.02%
--------------------------------------------------------------
Class III shares 3          3.27%         7.15%          7.31%
--------------------------------------------------------------
Class IV shares 4           3.27%         7.13%          7.30%
--------------------------------------------------------------
The Merrill Lynch
Government Master Index 5   3.42%         7.39%          7.42%
--------------------------------------------------------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 These returns until the creation of Class II shares, (July 8, 2002), are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

3 These returns until the creation of Class III shares (May 20, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 14 for more information.

4 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements such prior performance was similar, except as noted below, to



4  |  CORE FIXED INCOME SERIES
   what Class IV shares would have produced because all classes of shares invest in the same portfolio of securities.

5 The Merrill Lynch Government Master Index is a broad measure of how the prices of U.S. government bonds have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                          CLASS I  CLASS II CLASS III CLASS IV
--------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1            N/A       N/A       N/A      N/A
--------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of
amount redeemed) 2            N/A       N/A     1.00%      N/A
--------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------
Management Fees             0.48%     0.48%     0.48%    0.48%
--------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                 None     0.25%      None     None
--------------------------------------------------------------
Other Expenses              0.24%     0.24%     0.24%    0.24%
--------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES          0.72%     0.97%     0.72%    0.72%
--------------------------------------------------------------
1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 14.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                       $74      $230      $401     $894
--------------------------------------------------------------
Class II                      $99      $309      $536   $1,190
--------------------------------------------------------------
Class III                     $74      $230      $401     $894
--------------------------------------------------------------
Class IV                      $74      $230      $401     $894
--------------------------------------------------------------


                                                   CORE FIXED INCOME SERIES | 5

FUND SUMMARIES | Gartmore GVIT Money Market Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations will primarily include commercial paper and other debt obligations issued by U.S. and foreign corporations, asset-backed commercial paper, U.S. government and agency bonds, bills and notes.

U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
o  The Federal Home Loan Banks;
o  The Federal National Mortgage Association ("FNMA");
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
o  The Federal Farm Credit Banks.

These money market obligations also include obligations of foreign governments, commercial paper issued by states and municipalities and the obligations of U.S. banks, foreign banks and U.S. branches of foreign banks. All of the money market obligations must be denominated in U.S. dollars and are rated in one of the two highest short-term categories of any nationally recognized statistics rating organization or, if unrated, are of comparable quality. The Fund may invest in floating- and adjustable-rate obligations and may enter into repurchase agreements. The Fund's dollar-weighted average maturity will be 90 days or less.

The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce decreases in value. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

6  |  CORE FIXED INCOME SERIES

PREPAYMENT RISK. Asset-backed commercial paper is secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Particularly when interest rates are falling, debtors may refinance their loans or obligations earlier than anticipated, and the issuers of asset-backed commercial paper may, therefore, repay principal in advance. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. Reinvesting the returned principal in a lower interest rate market would reduce the Fund's income.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 9.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods. The returns shown in the bar chart and table do not include charges that will be imposed by variable annuity contracts or variable life insurance polices. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1995      5.7%
1996      5.1%
1997      5.3%
1998      5.3%
1999      4.8%
2000      6.0%
2001      3.6%
2002      1.2%
2003      0.6%
2004      0.8%



BEST QUARTER:         1.6%        4TH QTR. OF 2000
WORST QUARTER:        0.1%        3RD QTR. OF 2003

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                            1 YR          5 YRS         10 YRS
--------------------------------------------------------------
Class I shares 1            0.81%         2.43%          3.82%
--------------------------------------------------------------
Class IV shares 2           0.94%         2.48%          3.84%
--------------------------------------------------------------
Class V shares 3            0.89%         2.47%          3.84%
--------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar, to what Class IV shares would have produced because all classes of shares invest in the same portfolio of securities.

3 These returns until the creation of Class V shares (October 31, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class V shares would have produced because all classes of shares invest in the same portfolio of securities. The performance for Class V shares has not been adjusted to reflect its lower expenses.

                                                    CORE FIXED INCOME SERIES | 7

GARTMORE GVIT MONEY MARKET FUND (con't.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                         CLASS I      CLASS IV         CLASS V
--------------------------------------------------------------
Shareholder Fees1
(paid directly from your
investment)                  N/A           N/A            N/A
--------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------
Management Fees             0.37%         0.37%          0.37%
--------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                 None          None           None
--------------------------------------------------------------
Other Expenses              0.25%         0.25%          0.18%
--------------------------------------------------------------
Total Annual Fund
Operating Expenses          0.62%         0.62%          0.55%
--------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursement         N/A         0.12%            N/A
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (After FEE Waivers/
EXPENSE Reimbursements)     0.62%        0.50%2          0.55%
--------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expense are described in the variable insurance contract's prospectus.

2 Gartmore Mutual Fund Capital Trust ("GMF") and the Fund have entered into a written contract limiting total fund operating expenses (excluding certain Fund expenses, including, but not limited to taxes, interest, brokerage commissions, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 0.50% for Class IV shares at least through May 1, 2006. The Fund is authorized to reimburse GMF for management fees previously waived and/or the cost of other expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations through May 1, 2006. Although a shareholder's actual costs may be higher or lower, based on these assumptions the costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                       $63      $199      $346     $774
--------------------------------------------------------------
Class IV                      $51      $186      $334     $763
--------------------------------------------------------------
Class V                       $56      $176      $307     $689
--------------------------------------------------------------


8  |  CORE FIXED INCOME SERIES

MORE ABOUT THE FUNDS

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. The Statement of Additional Information ("SAI") contains additional information about the Funds, including the Funds' other investment techniques. To obtain a copy of the SAI, see the back cover.

MORE ABOUT THE GARTMORE GVIT GOVERNMENT BOND FUND

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Gartmore GVIT Government Bond Fund may invest in the following:

INVESTMENT-GRADE BONDS. These include U.S. government bonds and corporate bonds and municipal bonds that have been rated within the four highest rating categories by a rating agency. The rating agency evaluates a bond, measures the issuer's financial condition and stability and assigns a rating to the security. If a rating agency changes the bond's rating, it may affect the bond's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their bond investments.

U.S. GOVERNMENT SECURITIES. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. With respect to credit risk, securities issued by some governmental agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

MORTGAGE-BACKED SECURITIES. U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Collateralized Mortgage Obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates as their collateral. CMOs purchased by the Fund are issued by U.S. government agencies.

Mortgage-backed securities purchased by the Fund are subject to interest rate risk and prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans, and mortgage-backed securities secured by such loans will be paid off sooner than anticipated. Reinvesting the returned principal in a lower interest rate market reduces the Fund's income. Mortgage-backed securities are also subject to extension risk if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the Fund's portfolio manager expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating and variable rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), which the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating or variable-rate securities may be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate that reduces the Fund's income. The Fund will only purchase floating and variable-rate securities of the same quality as the securities it would otherwise purchase.

MATURITY. Every debt security has a stated maturity date when the issuer must repay, in whole or in part, the security's principal value to the investor. However, many debt securities are "callable," meaning their principal can be repaid earlier, on or after specified call dates. Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate, just as a homeowner refinances a mortgage. In that environment, a security's "effective maturity" is usually its nearest call date. For mortgage-backed securities, the rate at which homeowners pay down their mortgage principal helps to determine the effective maturity of mortgage-backed securities.

A bond mutual fund has no real maturity, but it does have a weighted average maturity. This number is an average of the stated or effective maturities of the underlying bonds, with each bond's maturity "weighted" by the percentage of fund assets it represents. Funds that target maturities normally use the effective rather than stated maturities of the bonds in the portfolio when computing the average. This provides additional flexibility in portfolio management but, all else being equal, could result in higher volatility than a fund targeting a stated maturity or maturity range.

DURATION. Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and then are multiplied by the number of years they will be received to produce a value expressed in years the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

                                                    CORE FIXED INCOME SERIES | 9

MORE ABOUT THE FUNDS (con't.)

TEMPORARY INVESTMENTS

Generally the Gartmore GVIT Government Bond Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings or opportunities for greater income.

MORE ABOUT THE GARTMORE GVIT MONEY MARKET FUND

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Gartmore GVIT Money Market Fund may invest in the following securities:

MONEY MARKET OBLIGATIONS. These include:

o  U.S. government securities with remaining maturities of 397 days or less
o Commercial paper issued by corporations, foreign governments, states and municipalities and rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
o Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency
o Short-term bank obligations (including certificates of deposit and time deposits) rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
o Repurchase agreements relating to debt obligations that the Fund could purchase directly
o Unrated debt obligations with remaining maturities of 397 days or less that are determined by GMF to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but these obligations are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest rate risk like other debt securities. In addition, because they may be callable, these securities also may be subject to the risk that the Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Fund's income. The Fund will only purchase floating and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Fund may invest in asset- backed commercial paper that is secured by and paid from a pool of assets such as installment loan contracts, leases of various types of property and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers. This type of commercial paper is also subject to interest rate risk and credit risk.

PRINCIPAL RISKS

The Gartmore GVIT Money Market Fund is a low-risk investment compared to most other investments. Given its objective--to preserve capital, generate income and maintain liquidity--the Gartmore GVIT Money Market Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk, interest rate risk and inflation risk.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

10  |  CORE FIXED INCOME SERIES

MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GMF was organized in 1999, and manages mutual funds.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fees paid by each of the Funds for the fiscal year ended December 31, 2004, expressed as a percentage of the Fund's average daily net assets, was as follows:

Fund                                                       Fee
--------------------------------------------------------------
Gartmore GVIT Government Bond Fund                       0.48%
--------------------------------------------------------------
Gartmore GVIT Money Market Fund                          0.37%
--------------------------------------------------------------

GARTMORE GVIT GOVERNMENT BOND FUND

PORTFOLIO MANAGER: Gary R. Hunt, CFA, has managed the Gartmore GVIT Government Bond Fund since 1997. He also manages the Gartmore Government Bond Fund and the Nationwide Global Funds--U.S. Government Bond Fund, an off-shore Fund. Mr. Hunt joined Nationwide, an affiliate of the Fund's investment adviser, in 1992 as a securities analyst. He is currently a director and manages the U.S. Treasury, Agency, and Agency Mortgage Backed sector for Nationwide.

GARTMORE GVIT MONEY MARKET FUND

PORTFOLIO MANAGER: Karen G. Mader is the portfolio manager of the Gartmore GVIT Money Market Fund, which she has managed since 1987. Ms. Mader also manages the Gartmore GVIT Money Market Fund II for the Trust.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

                                                   CORE FIXED INCOME SERIES | 11

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, "Nationwide"), to fund benefits payable under variable insurance contracts. Class III shares of the Gartmore GVIT Government Bond Fund may be subject to a short-term trading fee as described below. For the Gartmore GVIT Government Bond Fund, insurance companies, including Nationwide, who may provide additional services entitling them to receive 12b-1 fees, may sell Class II shares.

Class IV shares of the Gartmore GVIT Money Market Fund will be sold to certain separate accounts of:

o Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (NLICA); and
o Nationwide Life and Annuity Company of America (formerly Provident Mutual Life and Annuity Company of America) (NLACA)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Class V shares of the Gartmore GVIT Money Market Fund are currently sold to certain separate accounts of Nationwide to fund benefits payable under corporate owned life insurance (COLI) contracts. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance or contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative services fees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. In calculating the NAV for the Gartmore GVIT Money Market Fund, the Fund's securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Funds do not determine NAV on the following days:

o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent

12  |  CORE FIXED INCOME SERIES
fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

The Gartmore GVIT Money Market Fund's securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o disrupt portfolio management strategies,
o increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds such as these Funds that hold significant investments in small cap securities, high--yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III shares of the Gartmore GVIT

                                                   CORE FIXED INCOME SERIES | 13

BUYING AND SELLING FUND SHARES (CON'T.)

Government Bond Fund were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Funds identify. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner


14  |  CORE FIXED INCOME SERIES

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under that Distribution Plan, the Gartmore GVIT Government Bond Fund pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

The Gartmore GVIT Government Bond Fund and the Gartmore GVIT Money Market Fund may each participate and benefit from revenue sharing payments as described below.

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o  GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

                                                   CORE FIXED INCOME SERIES | 15

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Gartmore GVIT Government Bond Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Gartmore GVIT Government Bond Fund. The Gartmore GVIT Money Market Fund declares dividends daily and distributes them each month in the form of additional shares of the Gartmore GVIT Money Market Fund. Any net capital gains realized by the Funds from the sale of their portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

16  |  CORE FIXED INCOME SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Government Bond Fund


The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.

                                                 INVESTMENT ACTIVITIES                                     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Net
                                                               Realized
                                                                    and
SELECTED DATA                    Net Asset          Net      Unrealized
FOR EACH SHARE                      Value,   Investment           Gains      Total from            Net          Net
OF CAPITAL                       Beginning       Income     (Losses) on      Investment     Investment     Realized          Total
OUTSTANDING                      of Period       (Loss)     Investments      Activities         Income        Gains  Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000        $10.79         0.66           0.65             1.31         (0.66)            -           (0.66)
Year Ended December 31, 2001 (c)    $11.44         0.58           0.24             0.82         (0.58)       (0.02)           (0.60)
Year Ended December 31, 2002        $11.66         0.53           0.72             1.25         (0.53)       (0.10)           (0.63)
Year Ended December 31, 2003 (d)    $12.28         0.50          (0.25)            0.25         (0.38)       (0.02)           (0.40)
Year Ended December 31, 2004        $12.13         0.47          (0.08)            0.39         (0.66)       (0.24)           (0.90)

Class II Shares
Period Ended December 31, 2002 (e)  $11.88         0.18           0.55             0.73         (0.26)       (0.09)           (0.35)
Year Ended December 31, 2003 (d)    $12.26         0.47          (0.25)            0.22         (0.36)       (0.02)           (0.38)
Year Ended December 31, 2004        $12.10         0.44          (0.08)            0.36         (0.63)       (0.24)           (0.87)

Class III Shares
Period Ended December 31, 2002 (f)  $11.75         0.36           0.67             1.03         (0.41)       (0.10)           (0.51)
Year Ended December 31, 2003 (d)    $12.27         0.50          (0.24)            0.26         (0.37)       (0.02)           (0.39)
Year Ended December 31, 2004 (d)    $12.14         0.46          (0.07)            0.39         (0.66)       (0.24)           (0.90)

Class IV Shares
Period Ended December 31, 2003 (g)  $12.29         0.34          (0.24)            0.10         (0.26)            -           (0.26)
Year Ended December 31, 2004        $12.13         0.46          (0.07)            0.39         (0.66)       (0.24)           (0.90)


                                                                                  RATIO/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Ratio of
                                                                                                                      Expenses
                                                                                                   Ratio of Net      (Prior to
SELECTED DATA                          Net Asset               Net Assets       Ratio of             Investment     Reimburse-
FOR EACH SHARE                            Value,                   at End       Expenses                 Income      ments) to
OF CAPITAL                                End of        Total   of Period     to Average              (Loss) to    Average Net
OUTSTANDING                               Period       Return      (000s)     Net Assets     Average Net Assets     Assets (a)
---------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000              $11.44       12.54%    $867,139          0.66%                  6.00%          0.73%
Year Ended December 31, 2001 (c)          $11.66        7.25%  $1,301,828          0.66%                  5.21%          0.73%
Year Ended December 31, 2002              $12.28       10.98%  $1,982,676          0.73%                  4.53%          0.73%
Year Ended December 31, 2003 (d)          $12.13        2.00%  $1,488,089          0.73%                  4.12%            (j)
Year Ended December 31, 2004              $11.62        3.26%  $1,222,615          0.73%                  3.75%            (j)

Class II Shares
Period Ended December 31, 2002 (e)        $12.26     6.16%(h)     $10,111       0.97%(i)               3.93%(i)            (j)
Year Ended December 31, 2003 (d)          $12.10        1.77%     $20,998          0.98%                  3.85%            (j)
Year Ended December 31, 2004              $11.59        3.01%     $17,643          0.98%                  3.50%            (j)

Class III Shares
Period Ended December 31, 2002 (f)        $12.27     8.84%(h)      $7,625       0.73%(i)               4.12%(i)            (j)
Year Ended December 31, 2003 (d)          $12.14        2.11%      $4,369          0.73%                  4.10%            (j)
Year Ended December 31, 2004 (d)          $11.63        3.27%      $6,854          0.73%                  3.72%            (j)

Class IV Shares
Period Ended December 31, 2003 (g)        $12.13     0.84%(h)     $43,244       0.70%(i)               4.07%(i)            (j)
Year Ended December 31, 2004              $11.62        3.27%     $41,019          0.73%                  3.74%            (j)






                                       RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------
                                    Ratio of Net
                                      Investment
                                   Income (Loss)
                                       (Prior to
SELECTED DATA                         Reimburse-
FOR EACH SHARE                         ments) to
OF CAPITAL                           Average Net       Portfolio
OUTSTANDING                           Assets (a)    Turnover (b)
----------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000               5.93%          75.91%
Year Ended December 31, 2001 (c)           5.14%          55.80%
Year Ended December 31, 2002               4.53%          49.00%
Year Ended December 31, 2003 (d)             (j)          40.46%
Year Ended December 31, 2004                 (j)          69.37%

Class II Shares
Period Ended December 31, 2002 (e)           (j)          49.00%
Year Ended December 31, 2003 (d)             (j)          40.46%
Year Ended December 31, 2004                 (j)          69.37%

Class III Shares
Period Ended December 31, 2002 (f)           (j)          49.00%
Year Ended December 31, 2003 (d)             (j)          40.46%
Year Ended December 31, 2004 (d)             (j)          69.37%

Class IV Shares
Period Ended December 31, 2003 (g)           (j)          40.46%
Year Ended December 31, 2004                 (j)          69.37%

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) Net investment income (loss) is calculated based average shares outstanding during the period.
(e) For the period from July 8, 2002 (commencement of operations) through December 31, 2002.
(f) For the period from May 20, 2002 (commencement of operations) through December 31, 2002.
(g) For the period from April 28, 2003 (commencement of operations) through December 31, 2003
(h) Not annualized.
(i) Annualized.
(j) There were no fee reductions during the period.

                                                   CORE FIXED INCOME SERIES | 17

FINANCIAL HIGHLIGHTS | Gartmore GVIT Money Market Fund


                                                 INVESTMENT ACTIVITIES          DISTRIBUTIONS
--------------------------------------------------------------------------------------------------------------------------------




SELECTED DATA                    Net Asset          Net                                                 Net Asset
FOR EACH SHARE                      Value,   Investment    Total from            Net                       Value,
OF CAPITAL                       Beginning       Income    Investment     Investment             Total     End of      Total
OUTSTANDING                      of Period       (Loss)    Activities         Income     Distributions     Period     Return
--------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000         $1.00         0.06          0.06          (0.06)            (0.06)     $1.00       6.03%
Year Ended December 31, 2001 (b)     $1.00         0.04          0.04          (0.04)            (0.04)     $1.00       3.60%
Year Ended December 31, 2002         $1.00         0.01          0.01          (0.01)            (0.01)     $1.00       1.21%
Year Ended December 31, 2003         $1.00         0.01          0.01          (0.01)            (0.01)     $1.00       0.63%
Year Ended December 31, 2004         $1.00         0.01          0.01          (0.01)            (0.01)     $1.00       0.81%

Class IV Shares
Period Ended December 31, 2003 (c)   $1.00             (e)           (e)            (e)               (e)   $1.00       0.46%(f)
Year Ended December 31, 2004         $1.00         0.01          0.01          (0.01)            (0.01)     $1.00       0.94%

Class V Shares
Period Ended December 31, 2002 (d)   $1.00             (e)           (e)            (e)               (e)   $1.00       0.22%(f)
Year Ended December 31, 2003         $1.00         0.01          0.01          (0.01)            (0.01)     $1.00       0.71%
Year Ended December 31, 2004         $1.00         0.01          0.01          (0.01)            (0.01)     $1.00       0.89%




                                                             RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
                                                                                                       Ratio of Net
                                                                                          Ratio of       Investment
                                                                                          Expenses    Income (Loss)
                                                                       Ratio of Net      (Prior to        (Prior to
SELECTED DATA                      Net Assets       Ratio of             Investment     Reimburse-       Reimburse-
FOR EACH SHARE                         at End       Expenses                 Income      ments) to        ments) to
OF CAPITAL                          of Period     to Average              (Loss) to    Average Net      Average Net
OUTSTANDING                            (000s)     Net Assets     Average Net Assets     Assets (a)       Assets (a)
----------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000       $1,982,922           0.55%                  5.87%          0.61%            5.81%
Year Ended December 31, 2001 (b)   $2,869,354           0.55%                  3.41%          0.61%            3.35%
Year Ended December 31, 2002       $2,436,783           0.62%                  1.21%          0.62%            1.21%
Year Ended December 31, 2003       $1,573,895           0.63%                  0.63%              (h)            (h)
Year Ended December 31, 2004       $1,223,530           0.62%                  0.79%              (h)            (h)

Class IV Shares
Period Ended December 31, 2003 (c)   $103,515           0.50%(g)               0.67%(g)       0.63%(g)         0.55%(g)
Year Ended December 31, 2004          $84,415           0.50%                  0.91%          0.62%            0.79%

Class V Shares
Period Ended December 31, 2002 (d)   $324,950           0.56%(g)               1.11%(g)           (h)              (h)
Year Ended December 31, 2003         $365,299           0.55%                  0.70%              (h)              (h)
Year Ended December 31, 2004         $479,706           0.55%                  0.92%              (h)              (h)


(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(d) For the period from October 31, 2002 (commencement of operations) through December 31, 2002.
(e)  The amount is less than $0.005.
(f)  Not annualized.
(g)  Annualized.
(h)  There were no fee reductions during the period.

18 |  CORE FIXED INCOME SERIES

                       THIS PAGE INTENTIONALLY LEFT BLANK.










                                                   CORE FIXED INCOME SERIES | 19

                       THIS PAGE INTENTIONALLY LEFT BLANK.











20  |  CORE FIXED INCOME SERIES

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts,
Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428

                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                                PR-GVIT-CFX 4/05

INTERNATIONAL Series


Gartmore GVIT Emerging Markets Fund
Gartmore GVIT International Growth Fund



                                                                  [LOGO OMITTED]


FUNDPROSPECTUS



[LOGO OMITTED] Gartmore | MAY 2, 2005

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.



                                                           WWW.GARTMOREFUNDS.COM

                       TABLE OF CONTENTS


                             FUND SUMMARIES

                         3   GARTMORE GVIT EMERGING MARKETS FUND
                             Objective and Principal Strategies
                             Principal Risks
                             Performance
                             Fees and Expenses

                         6   GARTMORE GVIT INTERNATIONAL GROWTH FUND
                             Objective and Principal Strategies
                             Principal Risks
                             Performance
                             Fees and Expenses

                         9   MORE ABOUT THE FUNDS
                             Principal Investments and Techniques
                             Principal Risks
                             Temporary Investments
                             Selective Disclosure of Portfolio Holdings

                        11   MANAGEMENT
                             Investment Adviser
                             Subadviser
                             Portfolio Management Teams.
                             Additional Information about the Portfolio Managers

                        12   BUYING AND SELLING FUND SHARES
                             Who Can Buy Shares of the Funds
                             Purchase Price
                             Fair Valuation
                             Selling Shares
                             Restrictions on Sales
                             Excessive or Short-Term Trading
                             Monitoring of Trading Activity
                             Restrictions on Transactions
                             Short-Term Trading Fees
                             Distribution Plan
                             Revenue Sharing

                        16   DISTRIBUTIONS AND TAXES
                             Dividends and Distributions
                             Tax Status

                        17   FINANCIAL HIGHLIGHTS

                BACK COVER   ADDITIONAL INFORMATION


                                                        INTERNATIONAL SERIES | 1

Gartmore GVIT International Series

FUND SUMMARIES

This prospectus provides information about Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund (the "Funds"), two funds offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds" beginning on page
9. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

Because each of the Funds invests primarily in securities of foreign companies, each Fund may present substantially higher risks and greater volatility than other funds. Each Fund may not be appropriate for all investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

Each Fund offers Class I, Class II and Class III shares and the Gartmore GVIT Emerging Markets Fund also offers Class VI shares. This prospectus provides information with respect to these share classes. The share classes have different expenses and are available for purchase through different variable insurance contracts.

For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 12.





2  |  INTERNATIONAL SERIES

FUND SUMMARIES | Gartmore GVIT Emerging Markets Fund

EMERGING MARKETS

Emerging market countries are countries that

o Have been defined as emerging market countries by the International Finance Corporation,
o    Have a low-to-middle income economy according to the World Bank, or
o    Are listed as developing countries in World Bank publications.

There are over 25 countries that currently qualify as emerging market countries, including Brazil, China, South Korea, Mexico and Taiwan.

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Emerging Markets Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies that are located in emerging markets or developing countries or that derive a significant portion of their earnings or revenues from emerging market countries. GGP selects companies it believes will deliver unexpected earnings potential.

GGP looks for emerging markets that it believes will have strong economic growth, and tries to avoid emerging markets that it believes might be politically or economically unstable.

The Fund invests primarily in equity securities which may include common stocks, preferred stocks, equity interests in foreign investment funds or trusts, and depositary receipts. The Fund may utilize derivatives, primarily futures and options, for efficient portfolio management, and may lend the Fund's securities in order to generate additional income for the Fund.

Pending investment of cash balances, or if GGP believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

The portfolio managers look for foreign emerging markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

In making decisions on whether to buy or sell a security, GGP is not limited by the portfolio turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

EMERGING MARKETS RISK. The Fund invests primarily in equity securities of companies in emerging market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments, particularly because emerging market countries may be less stable from a political and economic standpoint than other countries. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in emerging market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.




                                                        INTERNATIONAL SERIES | 3

GARTMORE GVIT EMERGING MARKETS FUND (CON'T.)

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

DERIVATIVES RISK. The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund, and may increase the volatility of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More about the Funds" beginning on page 9.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

[BAR CHART OMITTED]

2001      -5.2%
2002     -15.1%
2003      65.3%
2004      20.7%




Best Quarter:         28.8%       4th qtr. of 2001
Worst Quarter:        -27.8%      3rd qtr. of 2001

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                   SINCE
                                      1 YR    INCEPTION 2
-------------------------------------------------------
Class I shares 1                     20.74%       4.41%
-------------------------------------------------------
Class II shares 3                    20.44%       4.15%
-------------------------------------------------------
Class III shares 4                   20.76%       4.41%
-------------------------------------------------------
Class VI shares 5                    20.63%       4.18%
-------------------------------------------------------
MSCI Emerging Markets Free Index 6   25.95%       8.59%
-------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2    The Fund commenced operations on August 30, 2000.

3 These returns until the creation of Class II shares (March 4, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

4 These returns until the creation of Class III shares (May 2, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 14 for more information.

5 These returns until the creation of Class VI shares (April 28, 2004) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements such prior performance was similar, to what Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class VI




4  |  INTERNATIONAL SERIES
     shares. If these fees were reflected, the annual returns for Class VI shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 14 for more information. Class VI shares' annual returns have been restated to reflect additional fees applicable to Class VI shares and therefore are lower than those of Class I.

6 The MSCI Emerging Markets Free Index (the "MSCI Index") is an unmanaged index that is designed to represent the performance of the stocks in emerging country stock markets that are available to foreign institutional investors. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                   CLASS I    CLASS II   CLASS III   CLASS VI
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1                     N/A       N/A       N/A         N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed or exchanged)2                N/A       N/A     1.00%       1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                       1.15%     1.15%     1.15%       1.15%
--------------------------------------------------------------------------------
Distribution and/or 12b-1 Fees        None      0.25%      None       0.25%
--------------------------------------------------------------------------------
Other Expenses                        0.32%     0.32%     0.32%       0.32%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES BEFORE FEE WAIVERS/
EXPENSE REIMBURSEMENTS
--------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENTS 3              1.47%     1.72%     1.47%       1.72%
--------------------------------------------------------------------------------
1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III or Class VI shares redeemed/exchanged within 60 days after the date they were acquired.

3 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative service fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.40% for each Class at least through May 1, 2006. Because of the exclusion of these Fund expenses from the expense limitation, no fees are being waived or expenses reimbursed. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of other expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT. Any reimbursement to GGAMT must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, because there are certain exclusions from the expense limitation, "Total Annual Fund Operating Expenses (After Fee Waivers/Expense Reimbursements)" could increase above the amounts shown in the table; specifically, because administrative services fees (which are included in "Other Expenses") could increase above their current level to a maximum of 0.25% under the Trust's administrative services plan, the "Total Annual Fund Operating Expenses (After Fee Waivers/Expense Reimbursements)" could increase to 1.57% for Class I and Class III shares and 1.82% for Class II and Class VI shares before GGAMT would be required to limit the Fund's expenses. At this time, "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund; if additional relationships were entered into, the Fund might be required to pay up to 0.25% in administrative services fees, and the "Total Annual Fund Operating Expenses" could rise to the levels described above.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III and Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III and Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
---------------------------------------------------------------
Class I                      $150      $465      $803   $1,757
---------------------------------------------------------------
Class II                     $175      $542      $933   $2,030
---------------------------------------------------------------
Class III                    $150      $465      $803   $1,757
---------------------------------------------------------------
Class VI                     $175      $542      $933   $2,030
---------------------------------------------------------------






                                                        INTERNATIONAL SERIES | 5

FUND SUMMARIES | GARTMORE GVIT INTERNATIONAL GROWTH FUND

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT International Growth Fund seeks long term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.

GGAMT, the Fund's investment adviser, has chosen GGP, as subadviser, to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests in equity securities of established foreign companies that are tied economically to a number of countries throughout the world, other than the United States. GGP selects companies it believes will deliver unexpected earnings potential.

The Fund primarily invests in equity securities which may include common stocks, equity interests in foreign investment funds or trusts and depositary receipts. The fund may utilize derivatives, primarily futures and options, for efficient portfolio management. The Fund may also engage in securities lending in order to generate additional income for the Fund.

Pending investment of cash balances, or if GGP believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

The portfolio managers look for foreign markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

In making decisions on whether to buy or sell in a security, GGP is not limited by the portfolio turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

DERIVATIVES RISK. The Fund may invest in derivatives, primarily futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund.










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




SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More about the Funds" beginning on page 9.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1


[BAR CHART OMITTED]

2001          -28.7%
2002          -24.1%
2003           36.6%
2004           14.2%



Best quarter:         19.0%       2nd qtr. of 2003
Worst quarter:        -21.5%      3rd qtr. of 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                                     SINCE
                                                   1 YR        INCEPTION 2
---------------------------------------------------------------------------
Class I shares 1                                  14.19%            -7.18%
---------------------------------------------------------------------------
Class II shares 3                                 14.09%            -7.37%
---------------------------------------------------------------------------
Class III shares 4                                14.35%            -7.15%
---------------------------------------------------------------------------
Morgan Stanley Capital International (MSCI)
All Country World ex U.S. Index 5                21.36%              1.46%
---------------------------------------------------------------------------


1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2    The Fund commenced operations on August 30, 2000.

3 These returns through December 31, 2003 for Class II shares are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

4 These returns until the creation of Class III shares (May 2, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 14 for more information.

5 The MSCI All Country World ex U.S. Index is an unmanaged index that is designed to represent the performance of the stocks in emerging country stock markets that are available to foreign institutional investors. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.







                                                        INTERNATIONAL SERIES | 7

Gartmore GVIT International Growth Fund (con't.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                           CLASS I      CLASS II      CLASS III
-------------------------------------------------------------------------------
Shareholder Fees
(paid directly from your
investment) 1                                N/A           N/A            N/A
-------------------------------------------------------------------------------
Short-Term Trading Fees
(as a percentage of amount
redeemed) 2                                  N/A           N/A           1.00%
-------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
-------------------------------------------------------------------------------
Management Fees                             1.00%         1.00%          1.00%
-------------------------------------------------------------------------------
Distribution and/or 12b-1 Fees              None          0.25%          None
-------------------------------------------------------------------------------
Other Expenses                              0.33%         0.34%          0.34%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES BEFORE FEE WAIVERS/
EXPENSE REIMBURSEMENTS                      1.33%         1.59%          1.34%
-------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements                      0.00%         0.00%          0.00%
-------------------------------------------------------------------------------
TTOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENTS 3 4                  1.33%         1.59%          1.34%
-------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged may be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired.

3 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative service fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.25% for each Class at least through May 1, 2006. Becuase of the exclusion of these Fund expenses from the expense limitation, no fees are being waived or expenses reimbursed. Becuase of the exclusion of these Fund expenses from the expense limitation, no fees are being waived or expense reimbursed. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT. Any reimbursement to GGAMT must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

4 Because there are certain exclusions from the expense limitation, "Total Annual Fund Operating Expenses (After Fee Waivers/Expense Reimbursements)" could increase above the amounts shown in the table; specifically, because Rule 12b-1 fees are 0.25% and are excluded from the expense limitation. and administrative services fees (which are included in "Other Expenses") but which are excluded from the expense limitation could increase from the current levels up to a maximum of 0.25% under the Trust's administrative services plan, the "Total Annual Fund Operating Expenses (After Fee Waivers/Expense Reimbursements)" could increase to 1.44% for Class I shares, 1.69% for Class II shares and 1.43% for Class III shares before GGAMT would be required to limit the Fund's expenses. At this time, "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund; if additional relationships were entered into, the Fund might be required to pay up to 0.25% in administrative services fees, and the "Total Annual Fund Operating Expenses" could rise to the level described above.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR     3 YEARS     5 YEARS    10 YEARS
---------------------------------------------------------------------
Class I                      $135        $421        $729      $1,601
---------------------------------------------------------------------
Class II                     $162        $502        $866      $1,889
---------------------------------------------------------------------
Class III                    $136        $425        $734      $1,613
---------------------------------------------------------------------


8  |  INTERNATIONAL SERIES

MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Funds, including the Funds' other investment techniques. For more information on how to obtain a copy of the SAI, see the back cover.

PREFERRED STOCK. (Gartmore GVIT Emerging Markets Fund). Preferred stocks are a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. However, because of their dividend feature, preferred stocks may not fluctuate in value as much as the issuer's common stock unless the preferred stock is convertible into such common stock. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer. The decision for the Fund to invest in the preferred stock of a company rather than (or in addition to) its common stock is dictated by market conditions. In addition, in some markets, preferred stock may be more liquid than common stock, enabling the Fund to sell the preferred stock more readily at the desired price while also incurring lower transaction costs (such as brokerage commissions).

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

DEPOSITARY RECEIPTS. A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PRINCIPAL RISKS

FOREIGN RISK. Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

o COUNTRY--General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o FOREIGN MARKETS--Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on their investments.

o GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS--Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the U.S. does. Other countries




                                                        INTERNATIONAL SERIES | 9

MORE ABOUT THE FUNDS (con't.)

may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

o CURRENCY--A significant portion of a Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.


TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.




10  |  INTERNATIONAL SERIES

MANAGEMENT


INVESTMENT ADVISER

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and other institutional separate accounts.

Each Fund pays GGAMT a management fee, which is based on a Fund's average daily net assets. The total management fees (including fees paid to the subadvisers) paid by each Fund for the fiscal year ended December 31, 2004, expressed as a percentage of the Fund's average daily net assets, are as follows:

FUND                                                       FEE
--------------------------------------------------------------
Gartmore GVIT Emerging Markets                           1.15%
--------------------------------------------------------------
Gartmore GVIT International Growth                       1.00%
--------------------------------------------------------------

SUBADVISER

Gartmore Global Partners, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser to the Funds and manages each Fund's assets in accordance with each Fund's investment objective and strategies. Gartmore Global Partners makes investment decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

Both the adviser and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Out of its management fee, GGAMT paid GGP an annual subadvisory fee for the fiscal year ended December 31, 2004, based on the Funds' average daily net assets, as follows:

FUND                                                       FEE
--------------------------------------------------------------
Gartmore GVIT Emerging Markets                          0.575%
--------------------------------------------------------------
Gartmore GVIT International Growth                       0.50%
--------------------------------------------------------------

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team and not just one investment manager. The following describes the persons primarily responsible for day-to-day management of each Fund.

PORTFOLIO MANAGEMENT TEAM--GARTMORE GVIT EMERGING MARKETS FUND

Philip Ehrmann and Peter Dalgliesh of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Gartmore Emerging Markets Fund. In that capacity, they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Ehrmann joined GGP in 1995 as Head of the Emerging Markets Equity Team. He was appointed Head of the Pacific and Emerging Markets team in May 2000. Prior to joining GGP, Mr. Ehrmann was Director of Emerging markets at Invesco.

Mr. Dalgliesh joined GGP as an investment manager on the Pacific and Emerging Markets Equity team in March 2002. Prior to joining GGP, Mr. Dalgliesh spent seven years at Jupiter Asset Management where he was an Asia Pacific Equity Fund Manager.

PORTFOLIO MANAGEMENT TEAM--GARTMORE GVIT INTERNATIONAL GROWTH FUND

The GGP Global Equities Team is responsible for the day-to-day management of the Gartmore GVIT International Growth Fund. Brian O'Neill is the leader of the portfolio management team responsible for the day-to-day management of the Gartmore GVIT International Growth Fund.

Mr. O'Neill joined Gartmore as a Senior Investment Manager on the Global Portfolio team in 1981 with responsibility for a variety of global funds.

Mr. O'Neill began his career with Royal Insurance as an investment analyst specializing in UK research. He expanded his field of expertise to include management of global equities later moving to Anthony Gibbs & Sons where he was appointed as a fund manager, specializing in global equities.

Mr. O'Neill graduated from Glasgow University in 1969 with an Honours degree in Political Economy.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.











                                                       INTERNATIONAL SERIES | 11

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, "Nationwide"), to fund benefits payable under insurance contracts. Class VI shares of the Gartmore GVIT Emerging Markets Fund are currently sold to separate accounts of Nationwide to fund benefits payable under variable life contracts and may be sold to separate accounts of unaffiliated insurance companies in the future. Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees, may sell Class II shares. Shares are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if the Fund is available under your variable insurance contract. This Prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Funds will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is
Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative service fees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of the Funds' shares, however, your variable insurance contract may impose a sales charge. Generally, NAV is based on the market value of the securities and other assets owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by a Fund, less its liabilities, by the total number of outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain




12  |  INTERNATIONAL SERIES
events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o disrupt portfolio management strategies,
o increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities such as these Funds may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high--yield
(junk) bonds and other types of investments that may not be frequently traded such as these Funds. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance




                                                       INTERNATIONAL SERIES | 13

BUYING AND SELLING FUND SHARES (Con't.)

company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Funds identify. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.





14  |  INTERNATIONAL SERIES

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o    GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.






                                                       INTERNATIONAL SERIES | 15

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.










16  |  INTERNATIONAL SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Emerging Markets Fund

The financial highlights table is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.





                                                 INVESTMENT ACTIVITIES                       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------



                                                                 Net Realized
                                                                           and
 Selected Data              Net Asset          Net                  Unrealized
for Each Share                 Value,   Investment                       Gains   Total from          Net        Net
    of Capital           Beginning of       Income   Redemption    (Losses) on   Investment   Investment   Realized           Total
   Outstanding                 Period       (Loss)         Fees    Investments   Activities       Income      Gains   Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Period Ended
  December 31, 2000 (c)        $10.00            -            -          (2.48)       (2.48)       (0.01)         -          (0.01)
Year Ended
  December 31, 2001 (d)         $7.51         0.06            -          (0.45)       (0.39)       (0.04)         -          (0.04)
Year Ended December 31, 2002    $7.08         0.05         0.01          (1.14)       (1.08)       (0.01)         -          (0.01)
Year Ended December 31, 2003    $5.99         0.09         0.01           3.80         3.90        (0.05)         -          (0.05)
Year Ended December 31, 2004    $9.84         0.13         0.01           1.89         2.03        (0.11)     (0.93)         (1.04)

Class II Shares
Period Ended
  December 31, 2002 (e)         $7.71         0.01         0.01          (1.73)       (1.71)       (0.01)         -          (0.01)
Year Ended December 31, 2003    $5.99         0.04         0.01           3.81         3.86        (0.03)         -          (0.03)
Year Ended December 31, 2004    $9.82         0.11         0.01           1.87         1.99        (0.09)     (0.93)         (1.02)

Class III Shares
Period Ended
  December 31, 2002 (f)         $7.90         0.01         0.01          (1.91)       (1.89)       (0.02)         -          (0.02)
Year Ended December 31, 2003    $5.99         0.06         0.01           3.82         3.89        (0.04)         -          (0.04)
Year Ended December 31, 2004    $9.84         0.12         0.01           1.90         2.03        (0.11)     (0.93)         (1.04)

Class VI Shares
  December 31, 2004 (j)        $10.11         0.05         0.01           1.62         1.68        (0.10)     (0.86)         (0.96)





                                               RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                           Investment
                                                                                  Ratio      Ratio of           Income
                                                                                 of Net      Expenses           (Loss)
                                                                             Investment     (Prior to       (Prior to
 Selected Data              Net Asset           Net Assets    Ratio of           Income    Reimburse-      Reimburse-
for Each Share                 Value,               at End    Expenses        (Loss) to     ments) to       ments) to
    of Capital                 End of   Total    of Period  to Average      Average Net   Average Net     Average Net      Portfolio
   Outstanding                 Period  Return       (000s)  Net Assets           Assets    Assets (a)      Assets (a)   Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Period Ended
  December 31, 2000 (c)         $7.51  (24.83%)(g)  $3,991        1.75%(h)        (0.21%)(h)     4.09%(h)       (2.55%)(h)    43.33%
Year Ended
  December 31, 2001 (d)         $7.08   (5.18%)    $15,974        1.70%            0.57%         2.39%          (0.12%)      140.18%
Year Ended December 31, 2002    $5.99  (15.23%)    $10,005        1.43%            0.63%             (i)             (i)     219.84%
Year Ended December 31, 2003    $9.84   65.26%     $16,993        1.39%            1.17%             (i)             (i)     133.49%
Year Ended December 31, 2004   $10.83   20.74%     $20,280        1.47%            1.08%             (i)             (i)     151.18%

Class II Shares
Period Ended
  December 31, 2002 (e)         $5.99  (22.23%)(g)    $454        1.71%(h)         0.44%(h)          (i)             (i)     219.84%
Year Ended December 31, 2003    $9.82   64.66%      $6,360        1.66%            0.35%             (i)             (i)     133.49%
Year Ended December 31, 2004   $10.79   20.44%      $8,178        1.72%            0.87%             (i)             (i)     151.18%

Class III Shares
Period Ended
  December 31, 2002 (f)         $5.99  (23.99%)(g) $11,435        1.39%(h)         0.61%(h)          (i)             (i)     219.84%
Year Ended December 31, 2003    $9.84   65.22%     $46,902        1.42%            0.89%             (i)             (i)     133.49%
Year Ended December 31, 2004   $10.83   20.76%     $66,844        1.48%            1.08%             (i)             (i)     151.18%

Class VI Shares
  December 31, 2004 (j)        $10.83   16.70%(g)   $8,862        1.68%(h)         0.97%(h)          (i)             (i)     151.18%



(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from March 4, 2002 (commencement of operations) through December 31, 2002.
(f) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)  Not annualized.
(h)  Annualized.
(i)  There were no fee reductions during the period.
(j) For the period from April 28, 2004 (commencement of operations) December 31, 2004.





                                                       INTERNATIONAL SERIES | 17

FINANCIAL HIGHLIGHTS | Gartmore GVIT International Growth Fund


                                                 INVESTMENT ACTIVITIES                       DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------



                                                                  Net Realized
                                                                           and
 Selected Data              Net Asset          Net                  Unrealized
for Each Share                 Value,   Investment                       Gains   Total from          Net
    of Capital           Beginning of       Income   Redemption    (Losses) on   Investment   Investment             Total
   Outstanding                 Period       (Loss)         Fees    Investments   Activities       Income     Distributions
--------------------------------------------------------------------------------------------------------------------------
Class I Shares
Period Ended
  December 31, 2000 (c)        $10.00        (0.01)           -          (1.37)       (1.38)           -                 -
Year Ended
  December 31, 2001(d)          $8.62         0.01            -          (2.47)       (2.46)       (0.02)            (0.02)
Year Ended December 31, 2002    $6.14         0.01         0.01          (1.50)       (1.48)           -                 -
Year Ended December 31, 2003    $4.66         0.07            -           1.59         1.66            -                 -
Year Ended December 31, 2004    $6.32         0.07            -           0.83         0.90        (0.06)            (0.06)

Class III Shares
Period Ended
  December 31, 2002 (e)         $5.95        (0.01)        0.01          (1.28)       (1.28)           -                 -
Year Ended December 31, 2003    $4.67         0.02            -           1.63         1.65            -                 -
Year Ended December 31, 2004    $6.32         0.05            -           0.86         0.91        (0.06)            (0.06)




                                               RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Ratio of Net
                                                                                                           Investment
                                                                                  Ratio      Ratio of          Income
                                                                                 of Net      Expenses          (Loss)
                                                                             Investment     (Prior to       (Prior to
 Selected Data              Net Asset           Net Assets    Ratio of           Income    Reimburse-      Reimburse-
for Each Share                 Value,               at End    Expenses        (Loss) to     ments) to       ments) to
    of Capital                 End of   Total    of Period  to Average      Average Net   Average Net     Average Net      Portfolio
   Outstanding                 Period  Return       (000s)  Net Assets           Assets    Assets (a)      Assets (a)   Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Period Ended
  December 31, 2000 (c)         $8.62  (13.70%)(f)  $9,239         1.60%(g)       (0.17%)(g)     2.88%(g)       (1.45%)(g)    93.02%
Year Ended
  December 31, 2001(d)          $6.14  (28.65%)     $9,448         1.58%           0.05%         2.69%          (1.06%)      245.96%
Year Ended December 31, 2002    $4.66  (24.10%)     $6,859         1.29%           0.53%         1.33%           0.49%       257.38%
Year Ended December 31, 2003    $6.32   35.62%      $3,678         1.25%           0.83%              (h)             (h)    331.02%
Year Ended December 31, 2004    $7.16   14.19%      $3,647         1.33%           0.98%              (h)             (h)    262.03%

Class III Shares
Period Ended
  December 31, 2002 (e)         $4.67  (21.51%)(f)  $2,232         1.32%(g)        0.08%(g)           (h)             (h)    257.38%
Year Ended December 31, 2003    $6.32   35.33%      $6,912         1.33%           0.24%              (h)             (h)    331.02%
Year Ended December 31, 2004    $7.17   14.35%     $12,023         1.35%           0.98%              (h)             (h)    262.03%



(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from August 30, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(f)  Not annualized.
(g)  Annualized.
(h)  There were no fee reductions during the period.




18  |  INTERNATIONAL SERIES

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                                                       INTERNATIONAL SERIES | 19

                       THIS PAGE INTENTIONALLY LEFT BLANK.




20  |  INTERNATIONAL SERIES

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o    Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428








                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                                PR-GVIT-INT 4/05

GARTMORE Variable Insurance Trust


Gartmore GVIT Money Market Fund II





FUNDPROSPECTUS




                                     | MAY 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




                                                           WWW.GARTMOREFUNDS.COM


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                        TABLE OF CONTENTS



                            3    FUND SUMMARY
                                 Objective and Principal Strategies
                                 Principal Risks
                                 Performance
                                 Fees and Expenses

                            5    MORE ABOUT THE FUND
                                 Other Principal Investments and Techniques
                                 Principal Risks
                                 Selective Disclosure of Portfolio Holdings

                            6    MANAGEMENT
                                 Investment Adviser
                                 Portfolio Manager

                            7    BUYING AND SELLING FUND SHARES
                                 Who Can Buy Shares of the Fund
                                 Purchase Price
                                 Selling Shares
                                 Restrictions on Sales
                                 Distribution Plan
                                 Revenue Sharing

                           10    DISTRIBUTIONS AND TAXES
                                 Dividends and Distributions
                                 Tax Status

                           11    FINANCIAL HIGHLIGHTS

                   BACK COVER    ADDITIONAL INFORMATION




                                        GARTMORE GVIT MONEY MARKET FUND II  |  1
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Gartmore GVIT Money Market Fund II


FUND SUMMARY

This prospectus provides information about the Gartmore GVIT Money Market Fund II (the "Fund") offered by Gartmore Variable Insurance Trust (the "Trust"). The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the Fund summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More about the Fund" beginning on page 5. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in its individual accompanying prospectus.

The Fund is intended for use as an investment option under variable insurance contracts sold to variable contract holders seeking short-term liquidity. As a result, there is no monitoring of the Fund to detect or deter active trading. Variable contract holders choosing the Fund as an investment option should be aware that the Fund may incur additional transaction costs and its performance and ability to achieve its investment objective may be negatively affected by active trading of the Fund's shares.

The Fund offers shares of beneficial interest without any class designation.











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FUND SUMMARY | Gartmore GVIT Money Market Fund II


OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Money Market Fund II seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations will primarily include commercial paper and other debt obligations issued by U.S. and foreign corporations, asset-backed commercial paper, U.S. government and agency bonds, bills and notes.

U.S. government securities include Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
o The Federal Home Loan Banks;
o The Federal National Mortgage Association ("FNMA");
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
o The Federal Farm Credit Banks.

These money market obligations also include obligations of foreign governments, commercial paper issued by states and municipalities and the obligations of U.S. banks, foreign banks and U.S. branches of foreign banks. All of the money market obligations must be denominated in U.S. dollars and are rated in one of the two highest short-term categories of any nationally recognized statistics rating organization or, if unrated, are of comparable quality. The Fund may invest in floating- and adjustable-rate obligations and may enter into repurchase agreements. It is anticipated that the Fund's dollar-weighted average maturity usually will be 15 days or less because the Fund may be subject to short-term trading by the contract holders utilizing the Fund within their variable insurance contracts.

The Fund invests in securities which the portfolio manager believes to have the best return potential given the intended average maturity of the Fund. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, especially those caused by active trading of contract holders, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Because the Fund is intended for use as an investment option under variable insurance contracts sold to variable contract holders wanting to engage in short-term trading, variable contract holders choosing the Fund as an investment option should be aware that the Fund may incur additional transaction costs and its performance and ability to achieve its investment objective may be negatively affected by active trading of the Fund's shares.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce decreases in value. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

For additional information about the Fund's investments and risks, see "More about the Fund" beginning on page 5.

                                          GARTMORE GVIT MONEY MARKET FUND II | 3
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Gartmore GVIT Money Market Fund II (con't)


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS 1

[BAR CHART OMITED]

2002      0.7%
2003      0.2%
2004      0.4%



Best Quarter:         0.3%        4th Qtr. of 2004
Worst Quarter:        0.0%        4th Qtr. of 2003

Average Annual Total Returns
as of December 31, 2004:
                                                         SINCE
                                        1 YR         INCEPTION 1
----------------------------------------------------------------
Gartmore GVIT Money Market Fund II      0.41%            0.47%
----------------------------------------------------------------
1 The Fund commenced operations on October 2, 2001.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

Shareholder Fees (paid directly from your investment) 1          N/A
---------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------
Management Fees                                                 0.50%
---------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                        0.25%
---------------------------------------------------------------------
Other Expenses                                                  0.24%
---------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            0.99%
---------------------------------------------------------------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Gartmore GVIT
Money Market Fund II         $101      $315      $547   $1,213
--------------------------------------------------------------




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MORE ABOUT THE FUND

OTHER PRINCIPAL INVESTMENTS AND TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

MONEY MARKET OBLIGATIONS. These include:

o    U.S. government securities with remaining maturities of 397 days or less
o Commercial paper issued by corporations, foreign governments, states and municipalities and rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)
o Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency
o Short-term bank obligations (including certificates of deposit and time deposits) rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)
o Repurchase agreements relating to debt obligations that the Fund could purchase directly
o Unrated debt obligations with remaining maturities of 397 days or less that are determined by GMF to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but these obligations are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING- AND VARIABLE-RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest rate risk like other securities. In addition, because they may be callable, these securities may be also subject to the risk that the Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Fund's income. The Fund will only purchase floating-and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Fund may invest in asset- backed commercial paper that is secured by and paid from a pool of assets such as installment loan contracts, leases of various types of property and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers. This type of commercial paper is also subject to interest rate risk and credit risk.

PRINCIPAL RISKS

The Fund is a low-risk investment compared to most other investments. Given its objective-to preserve capital, generate income and maintain liquidity-the Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk, interest rate risk and inflation risk.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's SAI.


                                         GARTMORE GVIT MONEY MARKET FUND II | 5
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MANAGEMENT


INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. GMF was organized in 1999 and manages mutual funds.

The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

The Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The total management fee paid by the Fund for the fiscal year ended December 31, 2004, expressed as a percentage of the Fund's average daily net assets, was 0.50%.

PORTFOLIO MANAGER

Karen G. Mader is the portfolio manager of the Fund. Ms. Mader also manages the Gartmore GVIT Money Market Fund for the Trust and has done so since 1987.



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BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND

Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate insurance companies (collectively, "Nationwide"), to fund benefits payable under variable insurance contracts. In the future, shares may be sold to other insurance companies' separate accounts. Shares are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract holders should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if the Fund is available under your variable insurance contract. This Prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

In the future, the Fund may sell shares to separate accounts of other unaffiliated insurance companies as well as to Nationwide. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Fund is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative service fees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of the Fund is its net asset value (NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the amortised cost of the securities (and the value of other assets) owned by the Fund less its liabilities. The NAV is determined by dividing the total value of the assets of a Fund, less its liabilities, divided by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading. The Fund's securities are valued at amortized cost, which approximates market value, in an effort to maintain a stable NAV of $1 per share in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Fund does not determine NAV on the following days:

o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is closed

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.











                                         GARTMORE GVIT MONEY MARKET FUND II | 7
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BUYING AND SELLING FUND SHARES (con't.)

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).


SHORT-TERM TRADING


The Fund accommodates short-term trading (often described as "market timing"). You should be aware however that frequent exchanges into and out of the Fund or frequent sales and repurchases of shares of the Fund by you or other shareholders of the Fund, within a short time period, may:

     o  Disrupt portfolio management strategies;
     o  Increase brokerage and other transaction costs; and
     o Negatively impact Fund performance for all variable insurance contractowners indirectly investing in the Fund.

The Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number and frequency of trades in Fund shares and other factors. The Board of Trustees has adopted and implemented policies and procedures to discourage, detect, and prevent short-term trading in all Funds except your Fund. Although your Fund was established specifically to accommodate short-term trading you should be aware of the procedures the Board has adopted for all of the other Funds as, you exchange into one of these Funds, those procedures described below, will apply.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.


                                         GARTMORE GVIT MONEY MARKET FUND II | 8

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RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Funds identify (except those permitted in your Fund). As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

      o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
      o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:


     o Scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
     o Variable insurance contract withdrawals or loans, including required minimum distributions; and
     o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of variable insurance contract owner.


                                         GARTMORE GVIT MONEY MARKET FUND II | 9
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Notwithstanding the stated intention of the Fund to accommodate short-term trading, the Fund may delay or refuse any exchange, transfer or redemption request if such request is deemed otherwise to be inappropriate or if the redemption amount would be disruptive to efficient portfolio management or would adversely affect the Fund. However, the Fund may delay or refuse any such exchange, transfer or redemption request only if the insurance company issuing the variable insurance contract is willing to provide notice to investors.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate the distributor for expenses associated with distributing and selling its shares and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor a fee which is not to exceed on an annual basis 0.25% of the shares' average daily net asset value and which is accrued daily and paid monthly.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

The Fund's investment adviser and distributor may participate in and benefit from revenue sharing arrangements with respect to the Fund.

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or

o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies,


10 | GARTMORE GVIT MONEY MARKET FUND II including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.









                                         GARTMORE GVIT MONEY MARKET FUND II | 11

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and distributes them each month in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders at least annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.




10  |  GARTMORE GVIT MONEY MARKET FUND II

FINANCIAL HIGHLIGHTS | Gartmore GVIT Money Market Fund II

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operation. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LOWER THAN THOSE SHOWN. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statement, is included in the annual report, which is available upon request.




                                             INVESTMENT ACTIVITIES           DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------



SELECTED DATA                    Net Asset                                                           Net Asset
FOR EACH SHARE                      Value,             Net   Total from          Net                    Value,
OF CAPITAL                       Beginning      Investment   Investment   Investment           Total    End of
OUTSTANDING                      of Period   Income (Loss)   Activities       Income   Distributions    Period
----------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2001 (b)  $1.00              (c)          (c)          (c)              (c)    $1.00
Year Ended December 31, 2002        $1.00            0.01         0.01        (0.01)           (0.01)    $1.00
Year Ended December 31, 2003        $1.00              (c)          (c)          (c)              (c)    $1.00
Year Ended December 31, 2004        $1.00              (c)          (c)          (c)              (c)    $1.00
----------------------------------------------------------------------------------------------------------------




                                              RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                           Ratio                    Ratio of Net
                                                                          of Net       Ratio of       Investment
                                                                      Investment       Expenses     Income (Loss)
SELECTED DATA                                      Net Assets           Ratio of         Income         (Prior to        (Prior to
FOR EACH SHARE                                      at End of        Expenses to      (Loss) to   Reimbursements)  Reimbursements)
OF CAPITAL                             Total           Period        Average Net    Average Net    to Average Net   to Average Net
OUTSTANDING                           Return           (000s)             Assets         Assets        Assets (a)       Assets (a)
------------------------------------------------------------------------------------------------------------------------------------
Period Ended December 31, 2001 (b)   0.24%(d)         $37,411              1.30%(e)      0.93%(e)        1.45%(e)         0.78%(e)
Year Ended December 31, 2002            0.70%        $110,041              0.99%         0.66%           0.99%            0.66%
Year Ended December 31, 2003            0.18%        $147,736              0.95%         0.17%           0.99%            0.13%
Year Ended December 31, 2004            0.41%        $192,820              0.96%         0.43%           0.99%            0.40%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from October 2, 2001 (commencement of operations) through December 31, 2001.
(c)  The amount is less than $0.005.
(d)  Not annualized.
(e)  Annualized.




GARTMORE GVIT MONEY MARKET FUND II | 12

                       THIS PAGE INTENTIONALLY LEFT BLANK.




                                       13  |  GARTMORE GVIT MONEY MARKET FUND II

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents
from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000 Conshohocken, PA 19428









                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                              PR-GVIT-MMKT2 4/05

GARTMORE Variable Insurance Trust


GVIT Small Cap Value Fund
GVIT Small Company Fund
GVIT Small Cap Growth Fund


[LOGO]


FUNDPROSPECTUS




                               [LOGO] | MAY 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




                                                           WWW.GARTMOREFUNDS.COM

TABLE OF CONTENTS



Fund Summaries

         3   GVIT SMALL CAP VALUE FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses
             Investment Strategies of the Managers of the
                GVIT Small Cap Value Fund

         7   GVIT SMALL COMPANY FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses
             Investment Strategies of Gartmore Mutual Fund
                -Capital Trust and the Subadvisers for the
             GVIT Small Company Fund

        12   GARTMORE GVIT SMALL CAP GROWTH FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses
             Investment Strategies of the Subadvisers of the
                GVIT Small Cap Growth Fund

        16   MORE ABOUT THE FUNDS
             Principal Investments and Techniques
             Principal Risks
             Temporary Investments
             Selective Disclosure of Portfolio Holdings

        18   MANAGEMENT
             Investment Adviser
             Multi-Manager Structure
             Additional Information about the Portfolio Managers

        21   BUYING AND SELLING FUND SHARES
             Who Can Buy Shares of the Funds
             Purchase Price
             Fair Valuation
             Selling Shares
             Restrictions on Sales
             Excessive or Short-Term Trading
             Monitoring of Trading Activity
             Restrictions on Transactions
             Short-Term Trading Fees
             Distribution Plan
             Revenue Sharing

        25   DISTRIBUTIONS AND TAXES
             Dividends and Distributions
             Tax Status

        26   FINANCIAL HIGHLIGHTS

BACK COVER   ADDITIONAL INFORMATION

FUND SUMMARIES

This prospectus provides information about three funds, (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds" beginning on page
17. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively "variable insurance contracts").

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

Each Fund offers three classes of shares: Class I, Class II and Class III shares. GVIT Small Cap Value Fund and GVIT Small Company Fund also offer Class IV shares. The share classes have different expenses and are available for purchase through different variable insurance contracts. This prospectus provides information with respect to these share classes. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 22.

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust (GMF), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management--Multi-Manager Structure" for more information.

FUND SUMMARIES | GVIT Small Cap Value Fund

--------------------------------------------------------------------------------
SMALL CAP COMPANIES
are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index1. The Russell 2000 Index, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of January 31, 2005, the market capitalization of companies in the Russell 2000 Index ranged from approximately $42 million to $6.24 billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time.

--------------------------------------------------------------------------------

MARKET CAPITALIZATION
is a common way to measure the size of a company based on the price of its common stock. It is simply the number of outstanding shares of common stock of the company multiplied by the current share price.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The GVIT Small Cap Value Fund's investment objective is capital appreciation.

Gartmore Mutual Fund Capital Trust ("GMF"), The Dreyfus Corporation ("Dreyfus") and J.P. Morgan Investment Management Inc. ("J.P. Morgan") each manage a portion of the Fund's portfolio on a day-to-day basis (collectively, GMF, Dreyfus and J.P. Morgan are referred to as the "Managers"). GMF is the Fund's investment adviser and has selected Dreyfus and J.P. Morgan as subadvisers for the Fund. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization companies ("small cap companies"). The Fund may invest up to 20% of its total assets in equity securities of foreign companies.

The equity securities which the Fund holds are primarily common stocks although it may purchase other equity securities such as preferred stock and convertible securities. The Fund may also purchase real estate securities, including real estate investment trusts ("REITs").

The Fund will invest in stocks of U.S. and foreign companies which one of the Managers believes qualify as "value" companies. These companies often have good earnings growth potential, but a Manager believes that the market has undervalued them. The Fund may also invest in stocks of special situation companies and turnarounds (companies that have experienced significant business problems but which a Manager believes have favorable prospects for recovery). The Fund may engage in securities lending in order to generate additional income for the Fund.
--------------------------------------------------------------------------------
1 The Russell 2000 Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

Small cap companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

The Fund may invest in initial public offerings ("IPOs") of small cap companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

As part of its responsibilities to the Fund, and in addition to managing a portion of the Fund itself, GMF initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has selected Dreyfus and J.P. Morgan as subadvisers for the Fund. Dreyfus, J.P. Morgan and GMF each manage a portion of the Fund's investment portfolio. The subadvisers have been chosen because they approach investing in small cap securities in a different way from GMF and from each other, and GMF believes that diversification among securities and investment styles could increase the potential for investment return and potentially reduce risk and volatility. For a further description of the investment strategies used by GMF, Dreyfus and J.P. Morgan, see "Investment Strategies of the Managers of the GVIT Small Cap Value Fund" on page 6.

A Manager typically sells a security if:

o  The stock hits its predetermined valuation target,
o  The fundamental picture for the company or industry deteriorates,
o  There are more attractive alternatives available at better valuation levels,
o  The stock is performing poorly relative to other stocks, or
o  The company begins to show that its stock valuation is too high.

In making decisions on whether to buy or sell a security, each Manager is not limited by the portfolio turnover rate of the Fund. Each of them may from time to time participate in frequent portfolio transactions, which will lead to higher transaction costs for the Fund.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

FUND SUMMARIES | GVIT Small Cap Value Fund (con't.)


PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by each Manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation), as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in small cap companies. Therefore, the Fund is subject to the risks associated with small cap companies. The Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of small cap companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. Each Manager may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund, and may increase the volatility of the Fund's share price.

SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health-care or entertainment industry) may perform differently than other sectors or the market as a whole. As GMF and one or more subadvisers together allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

The Fund will overweight (or underweight) certain market sectors, which may cause the Fund's performance to be more (or less) sensitive to developments affecting those sectors.

INITIAL PUBLIC OFFERINGS RISK. The Fund may purchase securities of initial public offerings ("IPOs"). An IPO is a company's first offering of stock to the public. The prices of securities purchased in IPOs can be very volatile and carry high transaction costs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value and the asset base of the Fund. The Fund may lose all or a portion of its investment in an IPO. Investing in an IPO can have a magnified impact on performance, especially if the Fund has a relatively small asset base. However, if the Fund's asset base increases, IPOs may have a diminished effect on the Fund's performance.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 17.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1998    -3.1%
1999    27.8%
2000    11.2%
2001    28.3%
2002   -27.2%
2003    56.9%
2004    17.3%


Best Quarter:         29.4%       2nd qtr. of 1999
Worst Quarter:       -26.3%       3rd qtr. of 1998


AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2004:

                                                          SINCE
                              1 YR         5 YRS     INCEPTION 2
-----------------------------------------------------------------
Class I shares 1              17.30%        13.84%         12.54%
-----------------------------------------------------------------
Class II shares 3             17.00%        13.60%         12.29%
-----------------------------------------------------------------
Class III shares 4            17.37%        13.88%         12.56%
-----------------------------------------------------------------
Class IV shares 5             17.30%        13.84%         12.54%
-----------------------------------------------------------------
Russell 2000(R) Value Index 6 22.25%        17.23%         11.15%
-----------------------------------------------------------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. From inception to February 5, 2001, Dreyfus managed the Fund alone. From February 5, 2001 until October 1, 2003, GMF and Dreyfus have managed the Fund together. Beginning October 1, 2003, J.P. Morgan was added as a Fund subadviser.

3 These returns until the creation of the Class II shares (May 6, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares.

4 These returns until the creation of Class III shares (May 3, 2002) are based on the performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 24 for more information.

5 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements such prior performance was similar, except as noted below, to what Class IV shares would have produced because all classes of shares invest in the same portfolio of securities.

6 The Russell 2000 Value Index measures the performance of the companies in the Russell 2000 Index with lower price-to-book ratios and lower forecasted growth values. Unlike mutual fund returns, the Russell 2000 Value Index does not include expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                              CLASS I  CLASS II CLASS III CLASS IV
------------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1           N/A       N/A       N/A      N/A
------------------------------------------------------------------
Short-Term Trading Fee (as a
percentage of amount redeemed) 2  N/A       N/A     1.00%      N/A
------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
------------------------------------------------------------------
Management Fees                 0.87%     0.87%     0.87%    0.87%
------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                     None     0.25%      None     None
------------------------------------------------------------------
Other Expenses                  0.24%     0.24%     0.24%    0.24%
------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES              1.11%     1.36%     1.11%    1.11%
------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 24.

FUND SUMMARIES | GVIT Small Cap Value Fund (con't.)


EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $113      $353      $612   $1,352
------------------------------------------------------------------
Class II                     $138      $431      $745   $1,635
------------------------------------------------------------------
Class III                    $113      $353      $612   $1,352
------------------------------------------------------------------
Class IV                     $113      $353      $612   $1,352
------------------------------------------------------------------


INVESTMENT STRATEGIES OF THE MANAGERS OF THE GVIT SMALL CAP VALUE FUND

THE DREYFUS CORPORATION

Dreyfus identifies potential investments through extensive quantitative and fundamental research. It focuses on individual stock selection (a "bottom-up" approach), emphasizing three key factors:

o value, or how a stock priced by the market is valued relative to the intrinsic value of the company,
o business health, or overall efficiency and profitability as measured by return on assets and return on equity, and
o business momentum, or the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that will trigger a price increase near term to midterm.

Dreyfus typically sells a stock when its target price is reached, or when the company begins to show deteriorating fundamentals, poor relative performance or excessive valuation.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

J.P. Morgan uses quantitative and fundamental research, systematic stock valuation and a disciplined portfolio construction process in managing its portion of the Fund. Specifically, it seeks to enhance returns and reduce the volatility in the value of the Fund relative to that of the universe of U.S. small cap value companies, represented by the Russell 2000 Value Index.
J.P. Morgan continuously screens the small company universe to identify for further analysis those companies that exhibit favorable characteristics. Such characteristics include an attractive valuation based on projected earnings and dividends, strong cash flow to price, positive earnings revisions and positive price momentum.
J.P. Morgan then ranks these companies within economic sectors and selects for purchase the companies it feels to be most attractive within each economic sector while controlling the overall risk profile of the Fund.

Under normal market conditions, the portion of the Fund managed by J.P. Morgan will have sector weightings comparable to that of the U.S. small cap value universe, as represented by the Russell 2000 Value Index, although it may under- or over-weight selected economic sectors. In addition, as a company moves out of the market capitalization range of the small cap companies, it generally becomes a candidate for sale by J.P. Morgan.

GARTMORE MUTUAL FUND CAPITAL TRUST

GMF relies on a fundamental, bottom-up process that highlights attractively valued small capitalization companies. GMF's small cap value investment process is based on the belief that strong fundamental research of companies, combined with the use of risk control tools, is the key to good stock selection. The portion of the Fund managed by GMF primarily contains stocks with favorable cash flow characteristics and relative earnings improvement. This portion of the Fund is also broadly diversified across sectors. GMF believes that an active manager can add value in the inefficient small cap market.

FUND SUMMARIES | GVIT Small Company Fund
--------------------------------------------------------------------------------
SMALL CAP COMPANIES
With respect to U.S. companies, small capitalization companies are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000(R) Index.1 The Russell 2000 Index, published by The Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of January 31, 2005, the market capitalization of companies in the Russell 2000 Index ranged from approximately $42 million to $6.24 billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time. With respect to the foreign securities held by the Fund, GGP considers a small capitalization company to be a company whose market capitalization is similar to companies represented by the Morgan Stanley International (MSCI) Developed Countries Europe, Australasia and Far East (EAFE) Small Cap Index.2 The MSCI Developed Countries EAFE Small Cap Index is an index of 948 companies with small market capitalizations relative to the market capitalizations of other foreign companies. As of January 31, 2005, the market capitalization of companies in this index ranged from approximately $100 million to $2.82 billion.

--------------------------------------------------------------------------------

MARKET CAPITALIZATION
is a common way to measure the size of a company based on the price of its common stock. It is simply the number of outstanding shares of common stock of the company multiplied by the current stock price.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The GVIT Small Company Fund seeks long-term growth of capital.

The Fund invests primarily in equity securities of small capitalization companies. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization companies ("small cap companies").

The equity securities which the Fund holds are primarily common stocks, although it may purchase other equity securities such as preferred stock and convertible securities. The Fund may engage in securities lending in order to generate additional income for the Fund.



--------------------------------------------------------------------------------
1 The Russell 2000 Index is a registered service mark of the Frank Russell Company which does not sponsor and is in no way affiliated with the Fund.

2 Morgan Stanley Capital International and MSCI are service marks of MSCI and its affiliates, which do not sponsor and are in no way affiliated with the Fund.

A portion of the Fund will be invested in equity securities of small cap companies that are located outside of the United States. A portion of the Fund's assets may also be invested in equity securities of the companies whose market capitalizations exceed that of small cap companies.

In making decisions on whether to buy or sell a security, GMF and/or a subadviser is not limited by the portfolio turnover rate of the Fund. Each of them may from time to time participate in frequent portfolio transactions, which will lead to higher transactions costs for the Fund.

In addition, because each of them acts independently, the Fund may have a higher portfolio turnover rate than a fund with only one investment adviser. The Fund may invest in initial public offerings ("IPOs") of small-cap companies, although it is uncertain whether such IPOs will be available for investment by the Fund or what impact, if any, they will have on the Fund's performance.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

As part of its responsibilities to the Fund, and in addition to managing a portion of the Fund itself, GMF, the Fund's investment adviser, initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has selected the following subadvisers for the Fund: American Century Investment Management, Inc., The Dreyfus Corporation, Gartmore Global Partners, Morgan Stanley Investment Management Inc., Neuberger Berman, LLC, and Waddell & Reed Investment Management Company. Each subadviser and GMF manages a portion of the Fund's investment portfolio. The subadvisers have been chosen because they approach investing in small cap securities in different ways from GMF and from each other, and GMF believes that diversification among securities and investment styles will increase the potential for investment return and potentially reduce risk and volatility. For a description of the investment strategies used by each subadviser and GMF, see "Investment Strategies of Gartmore Mutual Fund Capital Trust and the Subadvisers for the GVIT Small Company Fund" on page 11.

GVIT Small Company Fund (con't.)

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GMF's and each subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in small cap companies. Therefore, the Fund is subject to the risks associated with small cap companies. The Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of small cap companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health-care or entertainment industry) may perform differently than other sectors or the market as a whole. As GMF and one or more subadvisers together allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

SPECIAL SITUATION COMPANIES RISK. Special situation companies are companies which may be subject to acquisitions, consolidations, mergers, reorganizations or other unusual developments that can affect a company's market value. If the anticipated benefits of the development do not materialize, the value of the special situation company may decline.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may favor growth- or value-oriented stocks. At another time, the market will not favor equity securities at all. The mix of investment styles used by the subadvisers may result in higher or lower Fund performance than if a single investment style-- such as investing in growth stocks-- is currently in favor with investors.

INITIAL PUBLIC OFFERINGS RISK. The Fund may purchase securities of initial public offerings ("IPOs"). An IPO is a company's first offering of stock to the public. The prices of securities purchased in IPOs can be very volatile and carry high transaction costs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value and the asset base of the Fund. The Fund may lose all or a portion of its investment in an IPO. Investing in an IPO can have a magnified impact on performance, especially if the Fund has a relatively small asset base. However, if the Fund's asset base increases, IPOs may have a diminished effect on the Fund's performance.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 17.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1997      -17.4%
1998        1.0%
1999       44.0%
2000        8.9%
2001       -6.7%
2002      -17.3%
2003       41.0%
2004       19.0%


Best Quarter:                31.3%          4th qtr. of 1999
Worst Quarter:              -19.3%          3rd qtr. of 1998

AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2004:

                                                         SINCE
                            1 YR          5 YRS    INCEPTION 2
--------------------------------------------------------------
Class I Shares 1           19.02%         7.11%         14.17%
--------------------------------------------------------------
Class II Shares 3          18.78%         6.86%         13.89%
--------------------------------------------------------------
Class III Shares 4         19.06%         7.13%         14.18%
--------------------------------------------------------------
Class IV Shares 5          19.02%         7.11%         14.17%
--------------------------------------------------------------
The Russell 2000 Index 6   18.33%         6.61%         10.42%
--------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2  The Fund commenced operations on October 23, 1995.

3 These returns until the creation of the Class II shares (March 5, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares.

4 These returns until the creation of Class III shares (July 1, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 24 for more information.

5 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements such prior performance was similar, except as noted below, to what Class IV shares would have produced because all classes of shares invest in the same portfolio of securities.

6 The Russell 2000 Index is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. Unlike mutual fund returns, the Russell 2000 Index does not include expenses. If expenses were deducted, the actual returns of the Index would be lower.

GVIT Small Company Fund (con't.)

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                          CLASS I  CLASS II CLASS III CLASS IV
--------------------------------------------------------------
Shareholder Fees (paid
directly from your
investment) 1                 N/A       N/A       N/A      N/A
--------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed or exchanged) 2      N/A       N/A     1.00%      N/A
--------------------------------------------------------------
Annual Fund Operating
Expenses (deducted from
Fund assets)
--------------------------------------------------------------
Management Fees             0.93%     0.93%     0.93%    0.93%
--------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees         None     0.25%      None     None
--------------------------------------------------------------
Other Expenses              0.26%     0.26%     0.26%    0.26%
--------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES          1.19%     1.44%     1.19%    1.19%
--------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 24.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $121      $378      $654   $1,443
--------------------------------------------------------------
Class II                     $147      $456      $787   $1,724
--------------------------------------------------------------
Class III                    $121      $378      $654   $1,443
--------------------------------------------------------------
Class IV                     $121      $378      $654   $1,443
--------------------------------------------------------------

INVESTMENT STRATEGIES OF GARTMORE MUTUAL FUND CAPITAL TRUST AND THE SUBADVISERS FOR THE GVIT SMALL COMPANY FUND

he following is a description of the investment strategies used by GMF and each subadviser for the Fund. GMF and each subadviser manage a portion of the Fund's assets in accordance with the investment objective and principal strategies described previously.

THE DREYFUS CORPORATION uses a blended approach, investing in growth stocks, value stocks or stocks that exhibit characteristics of both. Using fundamental research and direct management contact, Dreyfus seeks stocks with superior prospects for accelerated earnings growth. It also seeks special situations, such as a corporate restructuring or management changes, that could increase the stock price of a special situation company. The sector weightings of this portion of the Fund typically approximate those of the Russell 2000 Index.

Dreyfus typically sells a stock when the reasons for buying it no longer apply, or when the company begins to show deteriorating fundamentals, poor relative performance, or excessive valuation.

GARTMORE GLOBAL PARTNERS ("GGP") invests its portion of the Fund primarily in equity securities of small capitalization companies that are headquartered, domiciled or have their principal business functions located outside the United States, including such companies in Europe, Australasia and the Far East. For the portion of the Fund it manages, GGP considers a small-capitalization company to be a company whose market capitalization is similar to companies represented by the Morgan Stanley Capital International (MSCI) Developed Countries EAFE Small Cap Index (small cap companies). GGP selects regions, countries and companies it believes have the potential for unexpected growth.

The portfolio managers look for foreign markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

GARTMORE MUTUAL FUND CAPITAL TRUST invests primarily in stocks of U.S. and foreign companies which it considers to be "value" companies. These companies have good earnings growth potential but GMF believes that the market has undervalued them. GMF will also invest in unrecognized stocks and stocks of special situation companies (companies involved in acquisitions, consolidations, mergers, reorganizations or other unusual developments) and turnarounds (companies that have experienced significant business problems but which GMF believes have favorable prospects for recovery).

GMF relies on a fundamental, bottom-up process that highlights attractively valued small capitalization companies. GMF's small cap value investment process is based on the belief that strong fundamental research of companies, combined with the use of risk control tools, is the key to good stock selection. The portion of the Fund managed by GMF primarily contains stocks with favorable cash flow characteristics and relative earnings improvement. This portion of the Fund is also broadly diversified across sectors. GMF believes that an active manager can add value in the inefficient small cap market.

GMF believes that small cap companies are often undervalued for one of the following reasons: (1) institutional investors, which currently represent a majority of the trading volume in the shares of publicly traded companies, are often less interested in smaller capitalization companies because of the difficulty of acquiring a meaningful position without purchasing a large percentage of the company's outstanding equity securities; and (2) such companies may not be regularly researched by securities analysts, which could result in greater discrepancies in valuation.

GMF typically sells stocks for three main reasons: the stock hits its predetermined valuation target; more attractive alternatives are available at better valuation levels; or the fundamental picture for the company or industry deteriorates.

NEUBERGER BERMAN, LLC ("NEUBERGER BERMAN") looks for undervalued small cap companies whose current product lines and balance sheets are strong. Factors in identifying these companies may include:

o  Above-average returns
o  An established market niche
o Circumstances that would make it difficult for new competitors to enter the market
o  The ability of the companies to finance their own growth
o  Sound future business prospects

This approach is designed to let
the Fund benefit from potential increases in stock prices while limiting the risks typically associated with small-cap stocks. At times, the portfolio managers may emphasize certain sectors that they believe will benefit from market or economic trends. The portfolio managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY") American Century's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily smaller companies for the Fund, from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use the following ratios: the ratio of a stock's current market price to its actual book value and the ratio of cash flow to

GVIT Small Company Fund (con't.)

stock price, among others. To measure growth, the managers use the rate of growth of a company's earnings and changes in its earnings estimates, as well as other factors.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.

The American Century portfolio managers do not attempt to time the market. Instead, under normal conditions, they intend to keep the portion of the Fund that they manage essentially fully invested in stocks regardless of the movement of stock prices generally.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM") invests in companies that it believes exhibit some or all of the following characteristics: (i) superior growth prospects, (ii) accelerating returns on invested capital, (iii) sustainable competitive advantages, and (iv) experienced and incentivized management teams. The process for investing is research intensive and MSIM focuses primarily on a bottom-up approach, which focuses on the stocks of individual companies, rather than employing a top-down approach, which focuses on the particular type of companies within an economic sector, rather than the individual companies themselves. The majority of the research is generated internally by portfolio managers and their analysts. MSIM monitors earnings quality to determine that reported results accurately reflect the underlying economics and trends in the business. In addition, MSIM utilizes an extensive network of industry contacts and access to management teams to monitor changes in the competitive position of the companies in the Fund. MSIM generally considers selling the portfolio holding when it determines that the holding no longer satisfies its investment criteria.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") WRIMCO seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:

o  Aggressive or creative management
o  Technological or specialized expertise
o  New or unique products or services
o  Entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.

FUND SUMMARIES | GVIT Small Cap Growth Fund

--------------------------------------------------------------------------------
SMALL CAP COMPANIES
are companies with market capitalizations in the range of companies represented by the Russell 2000(R) Index1, known as small cap companies. The Russell 2000 Index, published by the Frank Russell Company, is an index consisting of approximately 2000 companies with small market capitalizations relative to the market capitalizations of other U.S. companies. As of January 31, 2005, the market capitalization of companies in the Russell 2000 Index ranged from approximately $42 million to $6.24 billion. Due to market fluctuations and the index's annual reconstitution, the current market capitalization of the companies within the Russell 2000 Index may be higher or lower over time.

--------------------------------------------------------------------------------

MARKET CAPITALIZATION
is a common way to measure the size of a company based on the price of its common stock. It is simply the number of outstanding shares of the company multiplied by the current share price.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The GVIT Small Cap Growth Fund seeks capital growth.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by small capitalization companies ("small cap companies"). The balance of the Fund's assets may be invested in equity securities of larger cap companies. Equity securities include common stocks, securities convertible into common stock and warrants for the purchase of common stock. The Fund may also invest in foreign securities. The Fund may engage in securities lending in order to generate additional income for the Fund.

In making decisions on whether to buy or sell a security, a subadviser is not limited by the portfolio turnover rate of the Fund. Each of them may from time to time participate in frequent portfolio transactions, which will lead to higher transaction costs for the Fund. In addition, because each of them acts independently, the Fund may have a higher portfolio turnover rate than a fund with only one adviser.

As part of its responsibilities to the Fund, GMF initially selects the Fund's subadvisers and monitors their performance on an ongoing basis. GMF has chosen Oberweis Asset Management, Inc. and Waddell & Reed Investment Management Company to manage a portion of the Fund. The subadvisers have been chosen because they approach investing in small cap companies in different ways. GMF believes that diversification among securities and styles will increase the potential for investment return and reduce risk and volatility. For a description of the investment strategies used by each subadviser, see "Investment Strategies of the Subadvisers of the GVIT Small Cap Growth Fund" on page 16.

--------------------------------------------------------------------------------
1 The Russell 2000 Index is a registered service mark of the Frank Russell
  Company which does not sponsor and is in no way affiliated with the Fund.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by each subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SMALL CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in small-cap companies. Therefore the Fund is subject to the risks associated with small cap companies. The Fund's investments in smaller companies may be riskier than investments in larger, more established companies. The stocks of small companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

GVIT Small Cap Growth Fund (con't.)

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SECTOR RISK. Companies that are generally in the same industry may be grouped together in broad categories called sectors. Sector risk is the risk that a certain sector of the economy (e.g., the health care or entertainment industry) may perform differently than other sectors or the market as a whole. If both subadvisers together allocate more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

PORTFOLIO TURNOVER RISK. A subadviser may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund, and may increase the volatility of the Fund's share price.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 17.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES1

2000      -16.2%
2001      -10.8%
2002      -33.3%
2003       34.3%
2004       13.4%


Best Quarter:           22.5%     4th qtr. of 2001
Worst Quarter:         -23.4%     3rd qtr. of 2001

AVERAGE ANNUAL TOTAL RETURNS as of December 31, 2004:

                                                           SINCE
                                 1 YR         5 YRS     INCEPTION 2
--------------------------------------------------------------------
Class I shares 1                 13.42%        -5.36%          8.13%
--------------------------------------------------------------------
Class II shares 3                13.17%        -5.59%          7.92%
--------------------------------------------------------------------
Class III shares 4               13.41%        -5.46%          8.02%
--------------------------------------------------------------------
Russell 2000(R) Growth Index 5   14.31%        -3.57%          1.94%
--------------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2  The Fund commenced operations on May 1, 1999.
3 These returns until the creation of the Class II shares (March 7, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class II shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I shares.

4 These returns until the creation of Class III Shares (July 5, 2002) are based on the performance of the Class I Shares of the Fund. Excluding the effect of any waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares: if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 24 for more information.

5 The Russell 2000 Growth Index is an unmanaged index of companies included in the Russell 2000 Index with higher price-to-book ratios and higher forecasted growth values. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                          CLASS I      CLASS II      CLASS III
--------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1       N/A           N/A            N/A
--------------------------------------------------------------
Short-Term Trading Fee  (as a
percentage of amount redeemed
or exchanged) 2               N/A           N/A          1.00%
--------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------
Management Fees             0.95%         0.95%          0.95%
--------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                 None         0.25%           None
--------------------------------------------------------------
Other Expenses              0.26%         0.26%          0.26%
--------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES          1.21%         1.46%          1.21%
--------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 24.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $123      $384      $665   $1,466
--------------------------------------------------------------
Class II                     $149      $462      $797   $1,746
--------------------------------------------------------------
Class III                    $123      $384      $665   $1,466
--------------------------------------------------------------

GVIT Small Cap Growth Fund (con't.)

INVESTMENT STRATEGIES OF THE SUBADVISERS OF THE GVIT SMALL CAP GROWTH FUND

The following is a description of the investment strategies used by each subadviser of the Fund. Each subadviser manages a portion of the Fund's assets in accordance with the investment objective and principal strategies as described previously.

OBERWEIS ASSET MANAGEMENT, INC. ("OAM") generally seeks to invest in those companies which OAM considers to have above-average long-term growth potential based on its analysis of eight factors, which the portfolio manager calls the "Oberweis Octagon." These factors are:

1. Extraordinarily rapid growth in revenue. OAM prefers this to be generated from internal growth as opposed to acquisitions of other businesses. Revenue growth should be at least 30% growth in revenues in the latest quarter.

2. Extraordinarily rapid growth in pre-tax income. This growth in pre-tax income should be at least 30% growth in pre-tax income in the latest quarter. There should also be rapid growth in earnings per share.

3. There should be a reasonable price/earnings ratio in relation to the company's underlying growth rate. In order to be considered for investment, companies must generally have a price/earnings ratio not more than one-half of the company's growth rate.

4. Products or services that offer the opportunity for substantial future growth.

5. Favorable recent trends in revenue and earnings growth, ideally showing acceleration.

6. Reasonable ratio of a company's stock price relative to the level of its sales, based on the company's underlying growth prospects and profit margins.

7. A review of the company's financial statements, with particular attention to footnotes, in order to identify unusual items which may indicate future problems.

8. High relative strength in the market, in that the company's stock has outperformed at least 75% of other stocks in the market over the preceding twelve months.

OAM considers these eight factors as guidelines for evaluating the many companies it reviews to identify those companies that have the potential for above-average long-term growth. Such factors and the relative weight given to each will vary with economic and market conditions and the type of company being evaluated. No one factor will justify, and any one factor could rule out, an investment in a particular company.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY
("WRIMCO") seeks companies whose earnings it believes are likely to grow faster than the economy. WRIMCO emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. WRIMCO may look at a number of factors relating to a company, such as:

o  Aggressive or creative management
o  Technological or specialized expertise
o  New or unique products or services
o  Entry into new or emerging industries

In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Funds including, the Funds' other investment techniques. For information on how to obtain copy of the SAI, see the back cover.

GROWTH AND VALUE STOCKS. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

PREFERRED STOCK (GVIT SMALL CAP VALUE FUND AND GVIT SMALL COMPANY FUND). Preferred stocks are a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends usually must be paid before common stock shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. However, because of their dividend feature, preferred stocks may not fluctuate in value as much as the issuer's common stock unless the preferred stock is convertible into such common stock. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

The decision for the Fund to invest in the preferred stock of a company rather than (or in addition to) its common stock is dictated by market conditions. In addition, in some markets, preferred stock may be more liquid than common stock, enabling the Fund to sell the preferred stock more readily at the desired price while also incurring lower transaction costs (such as brokerage commissions).

CONVERTIBLE SECURITIES. A Fund may invest in convertible securities--also known as convertibles--including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest.

Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

REAL ESTATE INVESTMENT TRUSTS ("REITs") (GVIT SMALL COMPANY FUND AND GVIT SMALL CAP VALUE FUND). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated. REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

WARRANTS (GVIT Small Cap Value Fund, GVIT SMALL COMPANY FUND). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

MORE ABOUT THE FUNDS (con't.)

PRINCIPAL RISKS

SMALL CAP RISK. Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which the Funds invest are in the technology-related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries.

In addition, small-cap companies may:

o Lack depth of management
o Lack a proven track record
o Be unable to generate funds necessary for growth or development
o Be developing or marketing new products or services for which markets are not yet established and may never become established
o Market products or services which may become quickly obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK. Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chance that a Fund may lose money.

o COUNTRY-- General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o FOREIGN MARKETS-- Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. The factors can reduce the amount the Fund can earn on its investments.

o GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS-- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

o CURRENCY-- Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. Subject to the supervision and direction of the Trustees, GMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. GMF is also authorized to select and place portfolio investments on behalf of a Fund and currently does so for a portion of the GVIT Small Company and GVIT Small Cap Value Funds. GMF was organized in 1999 and manages mutual fund assets.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fees (including fees paid to the subadvisers), paid by each of the Funds for the fiscal year ended December 31, 2004--expressed as a percentage of each Fund's average daily net assets--was as follows:

Fund                                 Fee
----------------------------------------
GVIT Small Cap Value Fund          0.87%
----------------------------------------
GVIT Small Company Fund            0.93%
----------------------------------------
GVIT Small Cap Growth Fund         0.95%
----------------------------------------

PORTFOLIO MANAGERS FOR THE GVIT SMALL COMPANY FUND AND GVIT SMALL CAP VALUE FUND MANAGED IN PART BY GMF

Jeffrey C. Petherick and Mary C. Champagne are co-portfolio managers of the portion of the GVIT Small Company Fund and the GVIT Small Cap Value Fund managed by GMF. Prior to joining GMF in January 2000, Mr. Petherick and Ms. Champagne had co-managed institutional and retail small cap value equity investments at Loomis, Sayles & Company, L.P., including the Loomis Sayles Small Cap Value Fund, since June 1995. Mr. Petherick and Ms. Champagne also currently co-manage the Gartmore Value Opportunities Fund and the NorthPointe Small Cap Value Fund.

MULTI-MANAGER STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services to the Funds:

o  Performing initial due diligence on prospective subadvisers for the Funds
o Monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
o  Communicating performance expectations and evaluations to the subadvisers
o Ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

SUBADVISORY FEE STRUCTURE

GVIT SMALL CAP VALUE FUND: GMF has selected two subadvisers, each of whom manages part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself.

The GVIT Small Cap Value Fund's subadvisers are:

The Dreyfus Corporation
J.P. Morgan Investment Management Inc.

For the fiscal year ended December 31, 2004, GMF paid Dreyfus, a fee based on the Fund's average daily net assets that were managed by Dreyfus, of 0.50%.

For the fiscal year ended December 31, 2004, GMF paid J.P. Morgan Investment Management Inc. a fee based on the Fund's average daily net assets that were managed by J. P. Morgan Investment Management, Inc. of 0.50%.

GVIT SMALL COMPANY FUND: GMF has selected six subadvisers, each of whom will manage part of the Fund's portfolio. In addition, GMF manages a portion of the Fund's portfolio itself. GMF paid each of the Fund's then-current subadvisers an annual subadvisory fee for the fiscal year ended December 31, 2004, in an amount equal to 0.60% of the Fund's average daily net assets that were managed by that subadviser. As noted above, there have been some changes in the Fund's subadvisers since that time, but the fees for the new subadvisers are the same.

MANAGEMENT (con't.)

The current GVIT Small Company Fund's subadvisers are:

American Century Investment Management, Inc.
The Dreyfus Corporation
Gartmore Global Partners
Morgan Stanley Investment Management Inc.
Neuberger Berman, LLC
Waddell & Reed Investment Management Company

GVIT SMALL CAP GROWTH FUND: GMF has selected two subadvisers, each of whom will manage part of the Fund's portfolio. GMF paid each of the Fund's then-current subadvisers an annual subadvisory fee for the fiscal year ended December 31, 2004, in an amount equal to 0.60% of the Fund's average daily net assets that were managed by that subadviser. As noted above, there have been some changes in the Fund's subadvisers since that time, but the fee for the new subadviser is the same.

The current GVIT Small Cap Growth Fund's subadvisers are:

Oberweis Asset Management, Inc.
Waddell & Reed Investment Management Company

THE SUBADVISERS. Subject to the supervision of GMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

THE DREYFUS CORPORATION ("DREYFUS") is the subadviser for portions of the GVIT Small Cap Value Fund and the GVIT Small Company Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of March 31, 2005, Dreyfus managed or administered approximately $161 billion in assets.

GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGER: Peter I. Higgins has primary day-to-day responsibility for management of the portion of the GVIT Small Cap Value Fund's portfolio managed by Dreyfus. He has held that position since the inception of the Fund, and has been employed by Dreyfus since May 1996 and by The Boston Company Asset Management, LLC, an affiliate of Dreyfus or its predecessor since May 1991.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: The primary portfolio managers for the portion of the GVIT Small Company Fund's portfolio managed by Dreyfus are Paul Kandel and Hilary Woods. Mr. Kandel serves as a Senior Sector Manager for the technology and telecommunications industries in the Small Capitalization Equity Group. Prior to joining Dreyfus in October 1994, Mr. Kandel was a manager at Ark Asset Management where he researched and recommended stocks and initial public offerings in the telecommunications, technology and selected media industries.

Ms. Woods serves as a Senior Sector Manager for the capital goods industries in the Small Capitalization Equity Group. She has held this position and worked in the Dreyfus Equity Research Department since 1987.

AMERICAN CENTURY INVESTMENT MANAGEMENT, INC. ("AMERICAN CENTURY"), 4500 Main Street, Kansas City, Missouri. American Century is a subadviser for a portion of the GVIT Small Company Fund. American Century was formed in 1958 and manages approximately $98.06 billion in assets as of February 28, 2005.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS:
American Century uses a team of portfolio managers, assistant portfolio managers and analysts to manage a portion of the GVIT Small Company Fund. The team meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the Fund as they see fit, guided by the Fund's investment objectives and strategy. The portfolio managers on the investment team for the GVIT Small Company Fund are: William Martin, Wilhelmine von Turk and Thomas P Vaiana.
Mr. Martin, Senior Vice President and Senior Portfolio Manager, has been a member of the team since June 1997. He joined American Century in 1989, and he is a CFA charterholder. Ms. von Turk, Vice President and Portfolio Manager, has been a member of the team since July 1998. She joined American Century in November 1995 and became a Portfolio Manager in February 2000. She is a CFA charterholder. Mr. Vaiana, Portfolio Manager, has been a member of the team that manages the Small Company Trust since 2004. He joined American Century in February 1997, and became a portfolio manager in August 2000. He has a bachelor's degree in business finance from California State University.

GARTMORE GLOBAL PARTNERS ("GGP"), an affiliate of GMF, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, is a subadviser for a portion of the GVIT Small Company Fund. GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and, with its U.S. affiliates, manages approximately $80.2 billion in assets as of December 31, 2004.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: The GGP portion of the GVIT Small Cap Company Fund is managed by the Quantitative Strategies Team, with Michael J. Gleason and Luke A. Smith responsible for day-to-day portfolio management. Mr. Gleason is Head of Quantitative Strategies and joined GGP in 2001 from Putnam Investments. Prior to joining the company, he was a quantitative analyst with Putnam Investments in Boston from 1999 to 2001 and 1995 to 1998. He was previously a Principal in the Advanced Research Center at State Street Global Advisors in Boston between 1998 and 1999. Mr. Smith is a Senior Portfolio Manager and joined GGP in 2003 from Putnam Investments. He also has earned his CFA.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, NY 10036, an indirect wholly-owned subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for a portion of the GVIT Small

Cap Value Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 2004, J.P. Morgan and its affiliates had approximately $791 billion in assets under management.

GVIT SMALL CAP VALUE FUND PORTFOLIO MANAGERS: Christopher T. Blum, CFA, and Dennis S. Ruhl, CFA, are the primary portfolio managers for the portion of the GVIT Small Cap Value Fund managed by J.P. Morgan. Mr. Blum is a Vice President at J.P. Morgan, having rejoined the firm in 2001. Previously, Mr. Blum spent two years as a research analyst responsible for the valuation and acquisition of private equity assets at Pomona Capital. Prior to that, Mr. Blum spent over three years at J.P. Morgan where he focused on structured small cap core and small cap value accounts. Mr. Ruhl is also a Vice President at J.P. Morgan, where he has worked since 1999. Prior to assuming responsibilities for managing small cap accounts, Mr. Ruhl focused on business development and quantitative research, with a special focus on trading research.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM"), with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is the direct parent of MSIM. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, MSIM, together with its affiliated asset management companies, had approximately $431 billion in assets under management.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: The Fund's assets are managed within the U.S. Growth Team. Current members of the team include Dennis Lynch and David Cohen, Managing Directors, and Sam Chainani, an Executive Director.

NEUBERGER BERMAN, LLC ("NEUBERGER BERMAN") is the subadviser for a portion of the GVIT Small Company Fund. It has offices located at 605 Third Avenue, New York, New York 10158. Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $82.9 billion in assets as of December 31, 2004. Neuberger Berman is a member firm of the NYSE and other principal exchanges and Neuberger Berman or its affiliates act as the Funds' primary broker in the purchase and sale of securities for the portion of the Funds' portfolio managed by Neuberger Berman. Neuberger Berman is an indirect wholly owned subsidiary of Lehman Brothers Holdings Inc.

GVIT SMALL COMPANY FUND PORTFOLIO MANAGERS: Judith M. Vale, who has been a member of the Small Cap Group since 1992, and Robert D'Alelio, who has been a member of the Small Cap Group since 1996, are responsible for the day-to-day management of Neuberger Berman's subadvisory activities for the GVIT Small Company Fund. Ms. Vale and Mr. D'Alelio also have primary responsibility for the day-to-day management of the Neuberger Berman Genesis Portfolio.

OBERWEIS ASSET MANAGEMENT, INC. ("OAM"), 951 Ice Cream Drive, North Aurora, Illinois 60542, is the subadviser to a portion of the GVIT Small Cap Growth Fund. OAM offers investment advice to institutions and individual investors regarding a broad range of investment products and serves as subadviser to other mutual funds. OAM was formed in 1989 and manages approximately $9.25 billion in assets as of December 31, 2004.

GVIT SMALL CAP GROWTH FUND PORTFOLIO MANAGER: James W. Oberweis is responsible for the day-to-day management of OAM's portion of the Fund. Mr. Oberweis has served as portfolio manager of investment companies managed by OAM since 1996. In addition, Mr. Oberweis, a holder of the Charter Financial Analyst designation and MBA recipient from the University of Chicago, is the President and a director and controlling shareholder of OAM.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY ("WRIMCO") is located at 6300 Lamar, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts and is subadviser for portions of the GVIT Small Company Fund and the GVIT Small Cap Growth Fund. As of December 31, 2004, WRIMCO manages approximately $7.2 billion in institutional assets.

GVIT SMALL COMPANY FUND AND GVIT SMALL CAP GROWTH FUND PORTFOLIO MANAGERS: Mark
G. Seferovich and Kenneth McQuade are responsible for the day-to-day management of portions of the GVIT Small Company Fund and the GVIT Small Cap Growth Fund, managed by WRIMCO. Mr. Seferovich is Senior Vice President of WRIMCO. Mr. Seferovich has served as portfolio manager of investment companies managed by WRIMCO and its predecessor since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. McQuade is a Vice President of WRIMCO. Mr. McQuade served as assistant portfolio manger and/or analyst of investment companies managed by WRIMCO since 1997.

ADDITIONAL INFORMATION ABOUT THE
PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies, (collectively, "Nationwide") to fund benefits payable under variable insurance contracts. Class III shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class II shares.

Class IV shares of the GVIT Small Cap and GVIT Small Company Funds will be sold to certain separate accounts of

o Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) ("NLICA"); and

o Nationwide Life and Annuity Company of America (formerly Provident Mutual Life and Annuity Company of America) ("NLACA")

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003). Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative services fees. These fees are paid by the Funds to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares: however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

o  New Year's Day
o  Martin Luther King, Jr. Day
o  Presidents' Day
o  Good Friday
o  Memorial Day
o  Independence Day o Labor Day
o  Thanksgiving Day
o  Christmas Day
o  Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o disrupt portfolio management strategies,
o increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities such as each of these Funds may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities such as each of these Funds, high--yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

BUYING AND SELLING FUND SHARES (CON'T.)

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.

o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the following Funds to compensate the distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable annuity contracts or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such options

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o  GDSI and other affiliates of GMF
o broker-dealers and other financial intermediaries that sell such variable insurance contracts
o insurance companies that include shares of the Funds as underlying sub-account options

Payments must be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing insurance companies
o sell shares of a Fund to you instead of shares of funds offered by competing fund families

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL HIGHLIGHTS | GVIT Small Cap Value Fund

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LOWER THAN THOSE SHOWN. If financial highlights are not presented in the table for particular class, that class had not commenced operations as of December 31, 2004. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request.



                                                 INVESTMENT ACTIVITIES                                     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                    Net
                                                               Realized
                                                                    and
SELECTED DATA                    Net Asset          Net      Unrealized
FOR EACH SHARE                      Value,   Investment           Gains      Total from            Net          Net
OF CAPITAL                       Beginning       Income     (Losses) on      Investment     Investment     Realized          Total
OUTSTANDING                      of Period       (Loss)     Investments      Activities         Income        Gains  Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000         $9.72       (0.02)            1.06            1.04            -         (2.06)         (2.06)
Year Ended December 31, 2001 (c)     $8.70         -               2.44            2.44            -         (0.78)         (0.78)
Year Ended December 31, 2002        $10.36         -             (2.78)          (2.78)            -         (0.21)         (0.21)
Year Ended December 31, 2003         $7.37       (0.02)            4.21            4.19            -           -              -
Year Ended December 31, 2004        $11.56       (0.01)            2.01            2.00            (h)       (0.94)         (0.94)
-----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)  $10.26         -             (2.68)          (2.68)            -         (0.21)         (0.21)
Year Ended December 31, 2003 (e)     $7.37       (0.04)            4.20            4.16            -           -              -
Year Ended December 31, 2004        $11.53       (0.03)            1.99            1.96            -         (0.94)         (0.94)
-----------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (f)  $10.48         -             (2.89)          (2.89)            -         (0.21)         (0.21)
Year Ended December 31, 2003 (e)     $7.38       (0.01)            4.20            4.19            -           -              -
Year Ended December 31, 2004        $11.57       (0.01)            2.02            2.01            (h)       (0.94)         (0.94)
-----------------------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (g)   $7.49       (0.01)            4.08            4.07            -           -              -
Year Ended December 31, 2004        $11.56       (0.01)            2.01            2.00            (h)       (0.94)         (0.94)
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                  RATIO/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                      Ratio of
                                                                                                                      Expenses
                                                                                                   Ratio of Net      (Prior to
SELECTED DATA                          Net Asset               Net Assets       Ratio of             Investment     Reimburse-
FOR EACH SHARE                            Value,                   at End       Expenses                 Income      ments) to
OF CAPITAL                                End of        Total   of Period     to Average              (Loss) to    Average Net
OUTSTANDING                               Period       Return      (000s)     Net Assets     Average Net Assets     Assets (a)
---------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000               $8.70       11.20%    $280,110          1.05%                (0.31%)          1.20%
Year Ended December 31, 2001 (c)          $10.36       28.28%    $697,860          1.05%                  0.04%          1.15%
Year Ended December 31, 2002               $7.37     (27.16%)    $467,165          1.11%                  0.01%          1.11%
Year Ended December 31, 2003              $11.56       56.85%    $715,099          1.11%                (0.18%)            (k)
Year Ended December 31, 2004              $12.62       17.30%    $754,412          1.11%                (0.09%)            (k)
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)         $7.37  (26.46%)(i)      $1,472       1.32%(j)               0.13%(j)            (k)
Year Ended December 31, 2003 (e)          $11.53       56.45%     $18,446          1.36%                (0.41%)            (k)
Year Ended December 31, 2004              $12.55       17.00%     $41,804          1.36%                (0.30%)            (k)
---------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (f)         $7.38  (27.88%)(i)         $63       1.07%(j)               0.60%(j)            (k)
Year Ended December 31, 2003 (e)          $11.57       56.78%      $2,568          1.11%                (0.13%)            (k)
Year Ended December 31, 2004              $12.64       17.37%      $2,029          1.11%                (0.09%)            (k)
---------------------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (g)        $11.56    54.34%(i)     $53,826       1.10%(j)             (0.18%)(j)            (k)
Year Ended December 31, 2004              $12.62       17.30%     $58,521          1.11%                (0.08%)            (k)
---------------------------------------------------------------------------------------------------------------------------------




                                       RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------
                                    Ratio of Net
                                      Investment
                                   Income (Loss)
                                       (Prior to
SELECTED DATA                         Reimburse-
FOR EACH SHARE                         ments) to
OF CAPITAL                           Average Net       Portfolio
OUTSTANDING                           Assets (a)    Turnover (b)
----------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000             (0.46%)         181.85%
Year Ended December 31, 2001 (c)         (0.06%)         164.87%
Year Ended December 31, 2002               0.01%         127.77%
Year Ended December 31, 2003                 (k)         126.29%
Year Ended December 31, 2004                 (k)         132.11%
----------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)           (k)         127.77%
Year Ended December 31, 2003 (e)             (k)         126.29%
Year Ended December 31, 2004                 (k)         132.11%
----------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (f)           (k)         127.77%
Year Ended December 31, 2003 (e)             (k)         126.29%
Year Ended December 31, 2004                 (k)         132.11%
----------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (g)           (k)         126.29%
Year Ended December 31, 2004                 (k)         132.11%
----------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(e) Net investment income (loss) is based on average shares outstanding during the period.
(f) For the period from May 3, 2002 (commencement of operations) through December 31, 2002.
(g) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(h)  The amount is less than $0.005.
(i)  Not annualized.
(j)  Annualized.
(k)  There were no fee reductions during the period.

FINANCIAL HIGHLIGHTS | GVIT Small Company Fund

                                                 INVESTMENT ACTIVITIES                                     DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------

                                                                    Net
                                                               Realized
                                                                    and
SELECTED DATA                    Net Asset          Net      Unrealized
FOR EACH SHARE                      Value,   Investment           Gains      Total from            Net          Net
OF CAPITAL                       Beginning       Income     (Losses) on      Investment     Investment     Realized          Total
OUTSTANDING                      of Period       (Loss)     Investments      Activities         Income        Gains  Distributions
----------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000        $22.12        0.02             1.91            1.93         (0.01)       (4.04)         (4.05)
Year Ended December 31, 2001 (b)    $20.00        -              (1.34)          (1.34)         (0.02)         -            (0.02)
Year Ended December 31, 2002        $18.64       (0.07)          (3.16)          (3.23)           -            -              -
Year Ended December 31, 2003        $15.41       (0.07)            6.39            6.32           -            -              -
Year Ended December 31, 2004        $21.73       (0.04)            4.17            4.13           -          (2.90)         (2.90)
----------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (c)  $18.70       (0.03)          (3.28)          (3.31)           -            -              -
Year Ended December 31, 2003        $15.39       (0.12)            6.37            6.25           -            -              -
Year Ended December 31, 2004        $21.64       (0.07)            4.13            4.06           -          (2.90)         (2.90)
----------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (d)  $17.48       (0.01)          (2.05)          (2.06)           -           -               -
Year Ended December 31, 2003        $15.42       (0.08)            6.40            6.32           -           -               -
Year Ended December 31, 2004        $21.74       (0.03)            4.17            4.14           -          (2.90)         (2.90)
----------------------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (e)  $15.61       (0.05)            6.17            6.12           -           -               -
Year Ended December 31, 2004        $21.73       (0.04)            4.17            4.13           -          (2.90)         (2.90)
----------------------------------------------------------------------------------------------------------------------------------



                                                                              RATIO/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------
                                                                                                Ratio
                                                                                                   of
                                                                                                  Net
                                                                                           Investment
SELECTED DATA                      Net Asset               Net Assets       Ratio of           Income
FOR EACH SHARE                        Value,                   at End       Expenses        (Loss) to
OF CAPITAL                            End of        Total   of Period     to Average      Average Net       Portfolio
OUTSTANDING                           Period       Return      (000s)     Net Assets           Assets    Turnover (A)
---------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000          $20.00        8.90%    $790,607          1.21%            0.06%         163.66%
Year Ended December 31, 2001 (b)      $18.64      (6.70%)    $743,468          1.20%            0.02%         135.90%
Year Ended December 31, 2002          $15.41     (17.33%)    $561,836          1.18%          (0.33%)          92.59%
Year Ended December 31, 2003          $21.73       41.01%    $760,078          1.17%          (0.37%)          93.72%
Year Ended December 31, 2004          $22.96       19.02%    $815,585          1.19%          (0.17%)         131.75%
---------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (c)    $15.39  (17.70%)(f)      $2,325       1.44%(g)       (0.54%)(g)          92.59%
Year Ended December 31, 2003          $21.64       40.61%     $18,345          1.42%          (0.63%)          93.72%
Year Ended December 31, 2004          $22.80       18.78%     $46,906          1.44%          (0.42%)         131.75%
---------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (d)    $15.42  (11.78%)(f)         $51       1.15%(g)       (0.25%)(g)          92.59%
Year Ended December 31, 2003          $21.74       40.99%      $1,199          1.17%          (0.39%)          93.72%
Year Ended December 31, 2004          $22.98       19.06%      $1,681          1.19%          (0.15%)         131.75%
---------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (e)    $21.73    39.21%(f)     $48,252       1.16%(g)       (0.36%)(g)          93.72%
Year Ended December 31, 2004          $22.96       19.02%     $44,819          1.19%          (0.18%)         131.75%
---------------------------------------------------------------------------------------------------------------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) For the period from March 5, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from July 1, 2002 (commencement of operations) through December 31, 2002.
(e) For the period from April 28, 2003 (commencement of operations) through December 31, 2003
(f)  Not annualized.
(g)  Annualized.

FINANCIAL HIGHLIGHTS | GVIT Small Cap Growth Fund



                                                 INVESTMENT ACTIVITIES                                     DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                                    Net
                                                               Realized
                                                                    and
SELECTED DATA                    Net Asset          Net      Unrealized                                                Net Asset
FOR EACH SHARE                      Value,   Investment           Gains      Total from            Net                    Value,
OF CAPITAL                       Beginning       Income     (Losses) on      Investment     Investment           Total    End of
OUTSTANDING                      of Period       (Loss)     Investments      Activities         Income   Distributions    Period
---------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000        $19.69       (0.02)          (3.10)          (3.12)         (0.33)          (0.33)    $16.24
Year Ended December 31, 2001 (c)    $16.24       (0.07)          (1.69)          (1.76)            -              -       $14.48
Year Ended December 31, 2002        $14.48       (0.11)          (4.71)          (4.82)            -              -        $9.66
Year Ended December 31, 2003         $9.66       (0.11)            3.42            3.31            -              -       $12.97
Year Ended December 31, 2004        $12.97       (0.12)            1.86            1.74            -              -       $14.71
---------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)  $13.59       (0.04)          (3.92)          (3.96)            -              -        $9.63
Year Ended December 31, 2003         $9.63       (0.09)            3.37            3.28            -              -       $12.91
Year Ended December 31, 2004        $12.91       (0.12)            1.82            1.70            -              -       $14.61
---------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (e)  $10.95       (0.04)          (1.29)          (1.33)            -              -        $9.62
Year Ended December 31, 2003         $9.62       (0.05)            3.33            3.28            -              -       $12.90
Year Ended December 31, 2004        $12.90       (0.14)            1.87            1.73            -              -       $14.63
---------------------------------------------------------------------------------------------------------------------------------



                                                                                  RATIO/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------

                                                                                                       Ratio of
                                                                                                       Expenses
                                                                                    Ratio of Net      (Prior to
SELECTED DATA                                   Net Assets       Ratio of             Investment     Reimburse-
FOR EACH SHARE                                      at End       Expenses                 Income      ments) to
OF CAPITAL                               Total   of Period     to Average              (Loss) to    Average Net
OUTSTANDING                             Return      (000s)     Net Assets     Average Net Assets     Assets (a)
-------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000          (16.17%)     $93,891          1.30%                (0.22%)          1.60%
Year Ended December 31, 2001 (c)      (10.84%)    $143,982          1.30%                (0.65%)          1.43%
Year Ended December 31, 2002          (33.29%)    $100,308          1.35%                (1.03%)          1.35%
Year Ended December 31, 2003            34.27%    $156,978          1.34%                (1.03%)            (h)
Year Ended December 31, 2004            13.42%    $156,535          1.21%                (0.90%)            (h)
-------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d) (29.14%)(f)      $1,652       1.63%(g)             (1.33%)(g)            (h)
Year Ended December 31, 2003            34.06%      $8,842          1.59%                (1.29%)            (h)
Year Ended December 31, 2004            13.17%     $15,917          1.47%                (1.16%)            (h)
-------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (e) (12.15%)(f)         $17       1.27%(g)             (0.94%)(g)            (h)
Year Ended December 31, 2003            34.10%        $978          1.34%                (1.04%)            (h)
Year Ended December 31, 2004            13.41%        $996          1.21%                (0.91%)            (h)
-------------------------------------------------------------------------------------------------------------------




                                    RATIO/SUPPLEMENTAL DATA
-------------------------------------------------------------------
                                       Ratio of Net
                                         Investment
                                      Income (Loss)
                                          (Prior to
SELECTED DATA                            Reimburse-
FOR EACH SHARE                            ments) to
OF CAPITAL                              Average Net       Portfolio
OUTSTANDING                              Assets (a)    Turnover (b)
-------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000                (0.52%)         182.48%
Year Ended December 31, 2001 (c)            (0.78%)         124.61%
Year Ended December 31, 2002                (1.03%)         165.97%
Year Ended December 31, 2003                    (h)         121.69%
Year Ended December 31, 2004                    (h)         112.22%
-------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)              (h)         165.97%
Year Ended December 31, 2003                    (h)         121.69%
Year Ended December 31, 2004                    (h)         112.22%
-------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2002 (e)              (h)         165.97%
Year Ended December 31, 2003                    (h)         121.69%
Year Ended December 31, 2004                    (h)         112.22%
-------------------------------------------------------------------




(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from March 7, 2002 (commencement of operations) through December 31, 2002.
(e) For the period from July 5, 2002 (commencement of operations) through December 31, 2002.
(f)  Not annualized.
(g)  Annualized.
(h)  There were no fee reductions during the period.

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
o  Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428

                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                              PR-GVIT-SMALL 4/05

 CORE ASSET ALLOCATION Series

Gartmore GVIT Investor Destinations Aggressive Fund
Gartmore GVIT Investor Destinations Moderately Aggressive Fund
Gartmore GVIT Investor Destinations Moderate Fund
Gartmore GVIT Investor Destinations Moderately Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund




                                                               [GRAPHIC OMITTED]








Fund PROSPECTUS

       [GRAPHIC OMITTED]| May 2, 2005
         As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.


                                                WWW.GARTMOREFUNDS.COM

                                TABLE OF CONTENTS



              3  GENERAL INFORMATION ABOUT INVESTOR DESTINATIONS FUNDS

              3  Purpose of the Investor Destinations Series

              6  FUND SUMMARIES

              6  INVESTOR DESTINATIONS AGGRESSIVE FUND

              6  Objective and Principal Strategies

              6  Principal Risks

              7  Performance

              9  Fees and Expenses

             11 INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Objective and Principal Strategy Principal Risks Performance Fees and Expenses INVESTOR DESTINATIONS MODERATE FUND Objective and Principal Strategies Principal Risks Performance Fees and Expenses INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Objective and Principal Strategies Principal Risks Performance Fees and Expenses INVESTOR DESTINATIONS CONSERVATIVE FUND Objective and Principal Strategies Principal Risks Performance Fees and Expenses
             12  MORE ABOUT THE FUNDS
                 Principal Investment Strategies
                 Asset Classes and Underlying Investments of the Funds Selective Disclosure of Portfolio Holdings


             15  MANAGEMENT Investment Adviser
                 Additional Information about the Portfolio Managers


             16 BUYING AND SELLING FUND SHARES Who Can Buy Shares of the Funds Purchase Price Fair Valuation Selling Shares Restrictions on Sales Excessive or Short Term Trading Monitoring of Trading Activity Restrictions on Transactions Short-Term Trading Fees Revenue Sharing Distribution Plan

             19  DISTRIBUTIONS AND TAXES
                 Dividends and Distributions
                 Tax Status
             20  FINANCIAL HIGHLIGHTS
BACK COVER       ADDITIONAL INFORMATION

Core Asset Allocation Series

GENERAL INFORMATION

This Prospectus provides information about the five Gartmore GVIT Investor Destinations Series (together, the "Funds"), offered by Gartmore Variable Insurance Trust (the "Trust"). This section summarizes key information common to all five of the Funds. The following sections are the Fund Summaries - one for each of the five Funds. Each Fund Summary provides specific information about each respective Fund, including information regarding each Fund's investment objective, principal strategies, principal risks, performance and fees. Each Fund's investment objective can be changed without shareholder approval. You can use these Fund Summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds" beginning on page __. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts which invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summaries contain a discussion of the principal risks of investing in each respective Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.
This Prospectus includes information on the following five Funds:
Gartmore GVIT Investor Destinations Aggressive Fund
Gartmore GVIT Investor Destinations Moderately Aggressive Fund
Gartmore GVIT Investor Destinations Moderate Fund
Gartmore GVIT Investor Destinations Moderately Conservative Fund
Gartmore GVIT Investor Destinations Conservative Fund

The Funds have the following share classes:
         o Class II shares
         o Class VI shares

This prospectus provides information with respect to each of the classes offered by the Funds. The share classes have different charges and are available through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page __.

PURPOSE OF THE INVESTOR DESTINATIONS SERIES

The Investor Destinations Funds are intended to provide various levels of potential capital appreciation at various levels of risk. Each of the five Funds is designed to provide a different asset allocation option corresponding to different investment goals ranging from the highest potential for growth with the highest amount of tolerance for risk, to the lowest potential for growth with the lowest amount of tolerance risk, and the highest potential for income. Each Fund is a "fund of funds" which means that each Fund will seek to achieve its particular level of risk/return by investing the majority of its assets in other mutual funds ("Underlying Funds") in varying combinations and percentage amounts to achieve each Fund's particular investment objective.

The Funds are primarily designed:

o To help achieve an investor's savings objectives through a professionally developed asset allocation program.
o To maximize long-term total returns at various levels of risk through broad diversification among several asset classes.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances, and financial circumstances.

An "Asset Class" is a specific category of assets or investments. Examples of asset classes are stocks, bonds, foreign securities and cash. Within each asset class there may be several different types of assets. For example a "stock" asset class may contain common stock and/or preferred stocks; large cap, medium cap, and/or small cap stocks; domestic and/or international stocks; growth and/or value stocks. Each asset class, and each type of asset within that asset class, offers a different type of potential benefit and risk level. For example, "stock" assets may generally be expected to provide a higher potential growth rate, but may require a longer time horizon and are likely to present a higher risk than you would expect from most "bond" assets. By combining the various asset classes described below, in different percentage combinations, each Investor Destinations Fund seeks to provide different levels of potential risk and return. The following chart shows the types and percentages of each asset class in which each of the five Investor Destinations Funds will invest.

YOU SHOULD BE AWARE THAT THE UNDERLYING FUNDS AND SHORT-TERM INVESTMENTS IN WHICH THE FUNDS INVEST MAY BE CHANGED AT ANY TIME AND WITHOUT NOTICE BASED ON THE PORTFOLIO MANAGEMENT TEAM'S CONTINUING JUDGMENT. THE FUNDS MAY ALSO INVEST IN OTHER INDEX FUNDS CHOSEN TO COMPLEMENT THE UNDERLYING FUNDS AND TO FURTHER DIVERSIFY EACH FUND. THE INVESTMENT ADVISER MONITORS THE UNDERLYING FUND SELECTIONS TO MAKE SURE THEY ADHERE TO THE ASSET ALLOCATION OVER TIME.

                 TARGET ALLOCATIONS FOR EACH ASSET CLASS BY FUND

                                                              MODERATELY                      MODERATELY
                                            AGGRESSIVE        AGGRESSIVE  MODERATE FUND     CONSERVATIVE   CONSERVATIVE
                                                  FUND              FUND                            FUND           FUND
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
U.S. STOCKS:                                    60-70%            50-60%         40-50%           25-35%         10-20%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Large Cap Index Funds                           35-45%            30-40%         25-35%           15-25%          5-15%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Gartmore Mid Cap Market Index Fund              10-20%            10-20%          5-15%            5-15%          0-10%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Gartmore Small Cap Index Fund                    5-15%             0-10%          0-10%            0-10%          0-10%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
INTERNATIONAL STOCKS:                           25-35%            20-30%         10-20%            5-15%          0-10%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Gartmore International Index Fund               25-35%            20-30%         10-20%            5-15%          0-10%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
BONDS:                                           0-10%            10-20%         20-30%           30-40%         30-40%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Gartmore Bond Index Fund                         0-10%            10-20%         20-30%           30-40%         30-40%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
SHORTTERM INVESTMENTS:                           0-10%             0-10%         10-20%           20-30%         35-45%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Gartmore Morley Enhanced Income Fund             0-10%             0-10%          5-15%           10-20%         15-25%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Gartmore Money Market Fund                       0-10%             0-10%          0-10%            0-10%          0-10%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
Nationwide Contract                              0-10%             0-10%          5-15%           10-20%         15-25%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------
TOTAL ALLOCATION                                  100%              100%           100%             100%           100%
-------------------------------------- ---------------- ----------------- -------------- ---------------- --------------

The asset class allocations, choice of Underlying Funds and their target weightings are based on the Fund's investment adviser's assessment of what combination of risk and return characteristics will meet each Fund's investment objective. ACTUAL ALLOCATIONS MAY VARY OVER SHORT PERIODS. THE TARGET ALLOCATION RANGES ARE EVALUATED PERIODICALLY AS DESCRIBED ON PAGE __ AND ARE SUBJECT TO CHANGE FROM TIME TO TIME AS DETERMINED BY THE FUND'S INVESTMENT ADVISER WITHOUT PRIOR APPROVAL BY SHAREHOLDERS.

Set forth below are the six asset classes in which the Funds may invest and the Underlying Funds and short-term investments which the portfolio management team has chosen to comprise each of these asset classes.

ASSET CLASS                   UNDERLYING INVESTMENTS

LARGE CAP STOCKS GARTMORE S&P 500 INDEX FUND. The Gartmore S&P 500 Index Fund seeks to track the S&P 500 Index, an index maintained by Standard & Poor's that includes 500 U.S. large-capitalization companies.1

MID CAP STOCKS                GARTMORE MID CAP MARKET INDEX FUND. The Gartmore
                              MidCap Market Index Fund seeks to track the S&P
                              MidCap 400 Index, an index which includes 400 common stocks issued by U.S. mid-capitalization companies.1

SMALL CAP STOCKS GARTMORE SMALL CAP INDEX FUND. The Gartmore Small Cap Index Fund seeks to track the Russell 2000 Index, an index which includes 2000 common stocks issued by smaller U.S. capitalization companies.

INTERNATIONAL                 STOCKS GARTMORE INTERNATIONAL INDEX FUND. The
                              Gartmore International Index Fund seeks to track the Morgan Stanley International Europe,
                              Australasia and Far East Index (MSCI EAFE Index), an index which includes stocks of companies located, or whose stocks are traded on exchanges, in developed countries overseas.

BONDS GARTMORE BOND INDEX FUND. The Gartmore Bond Index Fund seeks to track the Lehman Brothers U.S. Aggregate Bond Index (LB U.S. Aggregate Bond Index), an index which includes a broad-based mix of U.S. investment-grade bonds with maturities greater than one year.

SHORT-TERM                    INVESTMENTS GARTMORE MORLEY ENHANCED INCOME FUND.
                              The Gartmore Morley Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value by investing in high-grade debt securities.

                              GARTMORE MONEY MARKET FUND. The Gartmore Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in money market obligations.

                              NATIONWIDE CONTRACT. The Nationwide Contract is a non-registered fixed interest contract with a stable principal value issued and guaranteed as to interest rate and principal by Nationwide Life Insurance Company.

1 "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500(R)", "500(R)", "Standard and Poor's MidCap 400(R) Index" and "S&P 400(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. For further information regarding the trademark licenses, see the Funds' Statement of Additional Information ("SAI").

A WORD ABOUT EXPENSES

As a Fund of Funds, each Investor Destinations Fund has two levels of expense:
(1) the direct expenses of the Fund; and (2) the indirect expenses of the Underlying Funds and Other Investments in which the Fund invests.

An investor generally may be able to invest in certain of the Underlying Funds directly. Because an investor is investing indirectly through the Gartmore GVIT Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of your particular Investor Destinations Fund. Although each respective Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds, Gartmore Money Market Fund and Gartmore Morley Enhanced Income Fund will not charge any front end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds so there is no duplication of these fees or charges.

FUND SUMMARIES | Gartmore GVIT Investor Destinations Aggressive Fund


OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Investor Destinations Aggressive Fund (the "Aggressive Fund") seeks maximum growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

PRINCIPAL STRATEGIES OF THE FUND

To achieve its objective, the Aggressive Fund allocates its assets among the asset classes below so that approximately 60-70% of the Fund's assets are in U.S. stocks and approximately 25-35% of the Fund's assets are in international stocks. The Aggressive Fund implements this allocation by investing primarily in the Underlying Funds, described above, which in turn, invest in the following types of securities with the goal of matching a specific stock or bond index. The strategies of the Underlying Funds and Other Invsetments are discussed below. The portfolio management team evaluates the Aggressive Fund's asset allocation on an ongoing basis in view of its respective risk profile and strategies. This means that allocation changes will be made as needed in the view of the portfolio management team. The portfolio management team applies a long-term investment horizon with respect to the Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Fund has a proposed allocation mix of investments among some or all of the six asset classes shown below. The Fund's currently anticipated allocation ranges for each asset class are summarized in the table below. SHORTER TERM ALLOCATIONS MAY VARY FROM THE TARGET ALLOCATION.


ASSET CLASS (1)                                                                               TARGET ALLOCATIONS
------------------------------------- ----------------------------------- -----------------------------------
U.S Stocks                                                                                       60% - 70%
------------------------------------- ----------------------------------- -----------------------------------
     Large Cap Stocks                                          35% - 45%
------------------------------------- ----------------------------------- -----------------------------------
     Mid Cap Stocks                                            10% - 20%
------------------------------------- ----------------------------------- -----------------------------------
     Small Cap Stocks                                           5% - 15%
------------------------------------- ----------------------------------- -----------------------------------
International Stocks                                                                             25% - 35%
------------------------------------- ----------------------------------- -----------------------------------
Bonds                                                                                             0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
Short-Term Investments                                                                            0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
TOTAL ALLOCATION                                                                                      100%
------------------------------------- ----------------------------------- -----------------------------------

(1) These allocations are projections only and may be changed from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. The portfolio management team monitors the Aggressive Fund's holdings and cash flow and will periodically adjust the Aggressive Fund's asset allocation to realign it with its profile and individual strategies.

THE AGGRESSIVE FUND IS INTENDED FOR AGGRESSIVE INVESTORS COMFORTABLE WITH ACCEPTING THE RISK THAT GROWTH INVESTING IN A HIGH PERCENTAGE OF STOCKS, INCLUDING INTERNATIONAL STOCK, INVESTORS WITH LONG TIME HORIZONS OR INVESTORS WHO WANT TO MAXIMIZE LONG-TERM RETURNS AND WHO HAVE A HIGHER TOLERANCE FOR POSSIBLE SHORT-TERM LOSSES.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENT OF THE FUND

o        U.S. Stocks:
         -----------
          The Underlying Funds in which the Aggressive Fund will invest will, in turn, invest in U.S. stocks of various capitalization sizes ranging from large cap stocks (35%-45%), and mid cap stocks (10%-20%) to small cap stocks (5%-15%) as described more fully in "More About The Funds - Principal Investment Strategies of the Underlying Funds and Other Investments of the Funds" on page ___.

o        International Stocks:
         --------------------
        The Underlying Funds in which the Aggressive Fund invests securities issued by foreign issuers (25%-35%) as described more fully in "More About The Funds - Principal Investment Strategies of the Underlying Funds and Other Investment of the Funds" on page ___.

PRINCIPAL RISKS

RISKS APPLICABLE TO THE AGGRESSIVE FUND

o INVESTMENT RISK. The Fund is subject to the general risks associated with price fluctuations of its Underlying Investments. As a result, the value of your investment in the Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Aggressive Fund's investments decreases.

o MANAGEMENT RISK. The portfolio management team will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Aggressive Fund's ability to achieve its investment goal is subject to the investment adviser's skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the portfolio management team may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

o STRATEGY RISK. There is the risk that the adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment Objective because the Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap and small cap stocks, the Aggressive Fund is more subject to the risks associated with those investments such as STOCK MARKET RISK, MID/SMALL CAP risk and FOREIGN RISK.

o RISKS APPLICABLE TO A FUND OF FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Aggressive Fund invests primarily in other mutual funds. In managing the Aggressive Fund, the adviser has the authority to select and replace Underlying Funds. An adviser could be subject to a potential conflict of interest in doing so because advisory fees paid to the Adviser by some underlying funds are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the adviser has a fiduciary duty to the Aggressive Fund and must act in the Fund's best interests. For more information on these risks, please read "More about the Funds - Principal Risks."


RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS

The Aggressive Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

o SELECTION RISK. Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

o STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). Stock market risk is the risk that the Aggressive Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

o MID/SMALL CAP RISK (MID CAP STOCKS AND SMALL CAP STOCKS). To the extent an Underlying Fund invests in securities of small or medium-size capitalization companies, such Underlying Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size and small companies are usually less stable in price and less liquid than the stocks of larger companies.

o FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks, which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

         For additional information about the Aggressive Fund's investments and risks, see "More about the Funds" on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Aggressive Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Aggressive Fund's annual total return over time, and show that Fund performance can change from year to year. The table shows the Aggressive Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Aggressive Fund. Remember, however, that past performance is not necessarily an indication of how the Aggressive Fund will perform in the future.

ANNUAL RETURN--AGGRESSIVE FUND CLASS II
(YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED]

2002    -18.5%
2003     31.9%
2004     14.0%


BEST QUARTER:     16.6%    2ND QTR. OF 2003
WORST QUARTER:    17.9%    3RD QTR. OF 2002



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                                SINCE
                                                    1 YR    INCEPTION 1
--------------------------------------------------------- -------------
Aggressive Fund--Class II shares                  14.03%          7.35%
----------------------------------------------- --------- -------------
Aggressive Fund--Class VI shares2                 14.21%          7.40%
----------------------------------------------- --------- -------------
S&P 500(R) Index3                                  28.70%          0.12%
----------------------------------------------- --------- -------------
Aggressive Fund Composite Index 4                33.37%          5.05%
----------------------------------------------- --------- -------------
Aggressive Fund Composite Index
(prior to September 29, 2004) 5                  27.39%          0.92%
----------------------------------------------- --------- -------------

1 The Fund began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.
2 These returns prior to the creation of Class VI shares (December 31, 2003) include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.
3 The S&P 500(R) Index, the Fund's primary index, is an unmanaged market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad U.S. economy. Unlike mutual fund returns, these returns do not include any expenses. If expense were deducted, the actual returns would be lower.
4 The Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Aggressive Fund Composite Index is a combination of the S&P 500 Index (95%) and the LB U.S. Aggregate Index (5%). Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
5 The former Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. Prior to September 29, 2004, the Aggressive Fund Composite Index was a combination of the S&P 500 Index (40%), the MSCI EAFE Index (30%), the S&P Mid Cap 400 Index (15%), the Russell 2000 Index (10%) and the LB U.S. Aggregate Index (5%). The composition of the Aggressive Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund's returns to the returns of other, similar asset allocation products. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds. See "Direct and Indirect Expenses Paid When You Invest in the Fund" below for more information on these additional fees.

                                                                                CLASS II         CLASS VI
---------------------------------------------------------------------- ------------------ ----------------
Shareholder Fees (paid directly from your investment)1                               N/A              N/A
---------------------------------------------------------------------- ------------------ ----------------
Short Term Trading Fees (as a percentage of amount redeemed)2                        N/A            1.00%
---------------------------------------------------------------------- ------------------ ----------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------- ------------------ ----------------
Management Fees                                                                    0.13%            0.13%
---------------------------------------------------------------------- ------------------ ----------------
Distribution and/or Service (12b-1) Fees                                           0.25%            0.25%
---------------------------------------------------------------------- ------------------ ----------------
Other Expenses                                                                     0.18%            0.03%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                                        0.56%            0.41%
---------------------------------------------------------------------- ------------------ ----------------
Indirect Annual Underlying Fund Expenses 4                                         0.30%            0.30%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL ANNUAL DIRECT AND INDIRECT UNDERLYING FUND OPERATING EXPENSES3               0.86%            0.71%
---------------------------------------------------------------------- ------------------ ----------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __.

3 When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and (2) the direct expenses of the Fund and indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

4 The Indirect Underlying Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations of the Underlying Funds for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  -------------------------------------------- ----------------- -------------- --------------- ------------
                                                           1 YR          3 YRS           5 YRS       10 YRS
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Aggressive Fund - Class II Shares                         $88           $274            $477       $1,061
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Aggressive Fund - Class VI Shares                         $73           $227            $395         $883
  -------------------------------------------- ----------------- -------------- --------------- ------------

FUND SUMMARIES | Gartmore GVIT Investor Destinations Moderately Aggressive Fund


OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Investor Destinations Moderately Aggressive Fund (the "Moderately Aggressive Fund") seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

PRINCIPAL STRATEGIES OF THE FUND

To achieve its objective, the Moderately Aggressive allocates assets among the asset classes below so that approximately 50% of the Funds assets are in U.S. stocks; 20%-30% in International stocks and 10%-20% in bonds to reduce volatility. The Moderately Aggressive Fund implements this allocation by investing primarily in the Underlying Funds described above, which in turn invest in the following types of securities with the goal of matching a specific stock or bond index. The strategies of the Underlying Funds and Other Investments are dicussed below. The portfolio management team evaluates the Moderately Aggressive Fund's asset allocation on an ongoing basis in view of its respective risk profile and strategies. This means that allocation changes will be made as needed in the view of the portfolio management team. The portfolio management team applies a long-term investment horizon with respect to the Moderately Aggressive Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Moderately Aggressive Fund has a proposed allocation mix of investments among some or all of the six asset classes shown below. The Fund's currently anticipated allocation ranges for each asset class are summarized in the table below. SHORTER TERM ALLOCATIONS MAY VARY FROM THE TARGET ALLOCATION.

ASSET CLASS (1)                                                                               TARGET ALLOCATIONS
------------------------------------- ----------------------------------- -----------------------------------
U.S Stocks                                                                                         50% - 60%
------------------------------------- ----------------------------------- -----------------------------------
     Large Cap Stocks                                          30% - 40%
------------------------------------- ----------------------------------- -----------------------------------
     Mid Cap Stocks                                            10% - 20%
------------------------------------- ----------------------------------- -----------------------------------
     Small Cap Stocks                                           0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
International Stocks                                                                               20% - 30%
------------------------------------- ----------------------------------- -----------------------------------
Bonds                                                                                              10% - 20%
------------------------------------- ----------------------------------- -----------------------------------
Short-Term Investments                                                                              0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
TOTAL ALLOCATION                                                                                        100%
------------------------------------- ----------------------------------- -----------------------------------

(1) These allocations are projections only and may be changed from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. The portfolio management team monitors the Fund's holdings and cash flow and will periodically adjust the Moderately Aggressive Fund's asset allocation to realign it with its profile and individual strategies.

THE MODERATELY AGGRESSIVE FUND IS INTENDED FOR INVESTORS WHO WANT TO MAXIMIZE RETURNS OVER THE LONG-TERM BUT WHO HAVE A TOLERANCE FOR POSSIBLE SHORT-TERM LOSSES OR WHO ARE LOOKING FOR SOME ADDITIONAL DIVERSIFICATION.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS OF THE FUND

o        U.S. Stocks:
         -----------
         The Underlying Funds in which the Moderately Aggressive Fund will invest will, in turn, invest in U.S. stocks of various capitalization sizes ranging primarily from large cap stocks (30%-40%) to mid cap stock (10%-20%).

o        International Stocks:
         --------------------
         The Underlying Funds in which the Moderately Aggressive Fund will invest will, in turn, invest in International stocks (20%-30%).

o        Bonds:
         -----
         The Underlying Funds in which the Moderately Aggressive Fund will invest will, in turn, invest in bonds (10%-20%).

         For more information about the securities in which the Underlying Funds will invest see "More About The Funds - Principal Investment Strategies of the Underlying Funds and Other Investments of the Funds" on page
         ___.

PRINCIPAL RISKS

RISKS APPLICABLE TO THE MODERATELY AGGRESSIVE FUND

o INVESTMENT RISK. The Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Aggressive Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Aggressive Fund's investments decreases.

o MANAGEMENT RISK. The portfolio management team will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Aggressive Fund's ability to achieve its investment goal is subject to the investment adviser's skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the portfolio management team may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

o STRATEGY RISK. There is also the risk that the adviser's evaluations and allocation among asset classes and Underlying Funds may be incorrect. Finally, there is no guarantee that the Underlying Funds will achieve their investment objective.

         Because the Moderately Aggressive Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds, the Moderately Aggressive Fund is more subject to the risks associated with those investments such as STOCK MARKET RISK, FOREIGN RISK, MID-CAP RISK, INTEREST RATE, INFLATION RISK AND CREDIT RISK.

o RISKS APPLICABLE TO A FUND OF FUNDS STRUCTURE. There are certain risks associated with a structure whereby the Moderately Aggressive Fund invests primarily in other mutual funds. In managing the Aggressive

         Fund, the adviser has the authority to select and replace the Underlying Funds. An adviser could be subject to a potential conflict of interest in doing so because advisory fees paid to the advisor by some underlying funds are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the adviser has a fiduciary duty to the Aggressive Fund and must act in the Funds best interest. For more information on these risks, please read "More about the Funds
         - Principal Risks."

RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS

The Moderately Aggressive Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Aggressive Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderately Aggressive Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

o SELECTION RISK. Selection risk is the risk that an Underlying index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

o STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). Stock market risk is the risk that the Moderately Aggressive Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

o FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks, which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

o MID CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium-size capitalization companies, such Underlying Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

o INTEREST RATE AND INFLATION RISK (BONDS). Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Moderately Aggressive Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Aggressive Fund.

o CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

         Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

         Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderately Aggressive Fund are not guaranteed.

         Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

         Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

         For additional information about the Fund's investments and risks, see "More about the Funds" on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Moderately Aggressive
Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Moderately Aggressive Fund's annual total return over time, and show that Moderately Aggressive Fund performance can change from year to year. The table shows the Moderately Aggressive Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Moderately Aggressive Fund. Remember, however, that past performance is not necessarily an indication of how the Moderately Aggressive Fund will perform in the future.

ANNUAL RETURN--MODERATELY AGGRESSIVE FUND CLASS II
(YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED]

2002    -14.6%
2003     26.6%
2004     12.1%

BEST QUARTER:     14.1%    2ND QTR. OF 2003
WORST QUARTER:    14.7%    3RD QTR. OF 2002



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                                 SINCE
                                                     1 YR    INCEPTION1
---------------------------------------------------------- -------------
Moderately Aggressive Fund--Class II shares        12.09%          6.91%
------------------------------------------------ --------- -------------
Moderately Aggressive Fund--Class VI shares2       12.18%          6.93%
------------------------------------------------ --------- -------------
S&P 500(R) Index3                                   28.70%          0.12%
------------------------------------------------ --------- -------------
Moderately Aggressive Fund
Composite Index 4                                 27.76%          5.18%
------------------------------------------------ --------- -------------
Moderately Aggressive Fund Composite Index
(prior to September 29, 2004) 5                   23.34%          1.76%
------------------------------------------------ --------- -------------

 1 The Funds began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.
 2 These returns were achieved prior to the creation of Class VI shares (December 31, 2002) and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.
 3 The S&P 500(R) Index, the Fund's primary index, is an unmanaged, market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad U.S. economy. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
 4 The Moderately Aggressive Fund Composite Index is unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Aggressive Fund Composite Index is a combination of the S&P 500 Index (80%), the LB U.S. Aggregate Index (15%), and the Citigroup 3Month T Bill Index (5%). Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
 5 The former Moderately Aggressive Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. Prior to September 29, 2004, the Moderately Aggressive Fund Composite Index was a combination of the S&P 500 Index (35%), the MSCI EAFE Index (25%), the S&P Mid Cap 400 Index (15%), the LB U.S. Aggregate Index (15%), the Russell 2000 Index (5%) and the Citigroup 3Month T Bill Index (5%). The composition of the Moderately Aggressive Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund's returns to the returns of other, similar asset allocation products. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Aggressive Fund, depending on the class in which you invest. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds. See "Direct and Indirect Expenses Paid When You Invest in the Moderately Aggressive Fund" below for more information on these additional fees.

                                                                                CLASS II         CLASS VI
---------------------------------------------------------------------- ------------------ ----------------
Shareholder Fees (paid directly from your investment)1                               N/A              N/A
---------------------------------------------------------------------- ------------------ ----------------
Short Term Trading Fees (as a percentage of amount redeemed)2                        N/A            1.00%
---------------------------------------------------------------------- ------------------ ----------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------- ------------------ ----------------
Management Fees                                                                    0.13%            0.13%
---------------------------------------------------------------------- ------------------ ----------------
Distribution and/or Service (12b-1) Fees                                           0.25%            0.25%
Other Expenses                                                                     0.18%            0.03%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                                        0.56%            0.41%
---------------------------------------------------------------------- ------------------ ----------------
Indirect Annual Underlying Fund Expenses 4                                           0.30%            0.30%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL  ANNUAL DIRECT AND INDIRECT UNDERLYING FUND OPERATING EXPENSES3              0.86%            0.71%
---------------------------------------------------------------------- ------------------ ----------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __.

3 When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and (2) the direct expenses of the Fund and indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

4 The Indirect Underlying Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Moderately Aggressive Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Moderately Aggressive Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations of the Underlying Funds for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  -------------------------------------------- ----------------- -------------- --------------- ------------
                                                           1 YR          3 YRS           5 YRS       10 YRS
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Moderately Aggressive Fund - Class II                     $88           $274            $477       $1,061
  Shares
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Moderately Aggressive Fund - Class VI                     $73           $227            $395         $883
  Shares
  -------------------------------------------- ----------------- -------------- --------------- ------------

FUND SUMMARIES | Gartmore GVIT Investor Destinations Moderate Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Investor Destinations Moderate Fund (the "Moderate Fund") seeks a high level of total return consistent with a moderate level of risk as compared to the other Investor Destinations Funds.

PRINCIPAL STRATEGIES OF THE FUND

To achieve its objective, the Moderate Fund allocates its assets among the asset classes below so that approximately 40%-50% of the Fund's assets are in U.S. stocks; 10%-20% of its assets are in international stocks; 20%-30% of its assets are in bonds and 10%-20% of its assets are in other short-term investments to add income and reduce volatility. The Moderate Fund implements this allocation by investing primarily in Underlying Funds which, in turn, invest in the following types of securities with the goal of matching a specific stock or bond index. The strategies of the Underlying Funds and other investments are discussed below. The portfolio management team evaluates the Moderate Fund's asset allocation on an ongoing basis in view of its respective risk profile and strategies. This means that allocation changes will be made as needed in the view of the portfolio management team. The portfolio management team applies a long-term investment horizon with respect to the Moderate Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Moderate Fund has a proposed allocation mix of investments among some or all of the six asset classes shown below. The Moderate Fund's currently anticipated allocation ranges for each asset class are summarized in the table below. SHORTER TERM ALLOCATIONS MAY VARY FROM THE TARGET ALLOCATION.


ASSET CLASS                                                                               TARGET ALLOCATIONS
------------------------------------- ----------------------------------- -----------------------------------
U.S Stocks                                                                                         40% - 50%
------------------------------------- ----------------------------------- -----------------------------------
     Large Cap Stocks                                          25% - 35%
------------------------------------- ----------------------------------- -----------------------------------
     Mid Cap Stocks                                             5% - 15%
------------------------------------- ----------------------------------- -----------------------------------
     Small Cap Stocks                                           0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
International Stocks                                                                               10% - 20%
------------------------------------- ----------------------------------- -----------------------------------
Bonds                                                                                              20% - 30%
------------------------------------- ----------------------------------- -----------------------------------
Short-Term Investments                                                                             10% - 20%
------------------------------------- ----------------------------------- -----------------------------------
TOTAL ALLOCATION                                                                                        100%
------------------------------------- ----------------------------------- -----------------------------------

(1) These allocations are projections only and may be changed from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. The portfolio management team monitors the Moderate Fund's holdings and cash flow and will periodically adjust the Moderate Fund's asset allocation to realign it with its profile and individual strategies.

THE MODERATE FUND IS INTENDED FOR INVESTORS WHO HAVE A LOWER TOLERANCE FOR RISK THAN MORE AGGRESSIVE INVESTORS AND WHO ARE SEEKING BOTH GROWTH AND INCOME; WHO HAVE A LONGER TIME HORIZON, OR WHO ARE WILLING TO ACCEPT MODERATE SHORT-TERM PRICE FLUCTUATIONS IN EXCHANGE FOR POTENTIAL LONGER-TERM RETURNS.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS OF THE FUND

o        U.S. Stocks:
         ------------
         The Moderate Fund will invest in one or more Underlying Funds that invest in U.S. stocks of various capitalization sizes ranging primarily from large caps (25%-35%) to mid-cap (5%-15%).

o        International Stocks:
         ---------------------
         The Underlying Funds in which the Moderate Fund will invest will, in turn, invest approximately 10%-20% of their assets in international stocks.

o        Bonds:
         ------
         The Underlying Funds in which the Moderate Fund will invest will, in turn, invest approximately 20%-30% of their assets in bonds.

o        Short-Term Investments
         ----------------------
         The Underlying Funds in which the Moderate Fund will invest will, in turn, invest in short-term instruments and other investments (10%-20%).

         For more information about the securities in which the Underlying Funds will invest see "More About The Funds - Principal Investment Strategies of the Underlying Funds and Other Investments of the Funds" on page
         ___.



PRINCIPAL RISKS

RISKS APPLICABLE TO THE MODERATE FUND

o INVESTMENT RISK. The Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderate Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderate Fund's investments decreases.

o MANAGEMENT RISK. The portfolio management team will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Aggressive Fund's ability to achieve its investment goal is subject to the investment adviser's skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the portfolio management team may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

o STRATEGY RISK. There is the risk that the adviser's evaluations and allocation among asset classes and underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective because the Moderate Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds and short-term investments, the Moderate Fund is more subject to the risks associated with those investments such as STOCK MARKET RISK, FOREIGN RISK, MID-CAP RISK, INTEREST RATE, INFLATION RISK, CREDIT RISK AND THE RISKS OF SHORT-TERM INVESTMENTS.

o RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS. There are certain risks associated with a structure whereby the Moderate Fund invests primarily in other mutual funds. In managing the Aggressive fund, the adviser has the authority to select and replace Underlying Funds. An adviser could be subject to a potential conflict of interest in doing so because advisory fees paid to the Adviser by some underlying funds are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the adviser has a fiduciary duty to the Aggressive fund and must act in the Fund's best interest. For more information on these risks, please read "More about the Funds - Principal Risks."


RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS

The Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderate Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Moderate Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

o SELECTION RISK. Selection risk is the risk that an Underlying index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

o STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). Stock market risk is the risk that the Moderate Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

o FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks, which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

o MID CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium-size capitalization companies, such Underlying Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

o INTEREST RATE AND INFLATION RISK (BONDS). Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Moderate Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderate Fund.

o CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

         Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Moderate Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

         Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Moderate Fund are not guaranteed.

         Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

         Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

o SHORT -TERM INVESTMENTS. The risks that apply to bonds, as described above, also apply to short-term investments, but to a lesser degree. This is because the Moderate Fund's short-term investments are investing in securities that have shorter maturities and are often of higher quality than those of bonds.

                  For additional information about the Moderate Fund's investments and risks, see "More about the Funds" on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Moderate Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Moderate Fund's annual total return over time, and show that Fund performance can change from year to year. The table shows the Moderate Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Moderate Fund. Remember, however, that past performance is not necessarily an indication of how the Moderate Fund will perform in the future.

ANNUAL RETURN--MODERATE FUND CLASS II

(YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED]

2002    -9.6%
2003    20.1%
2004     9.5%

BEST QUARTER:     10.7%    2ND QTR. OF 2003
WORST QUARTER:    -10.2%   3RD QTR. OF 2002



AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                                   SINCE
                                                    1 YR       INCEPTION1
--------------------------------------------------------- ----------------
Moderate Fund--Class II shares                      9.54%            6.12%
----------------------------------------------- --------- ----------------
Moderate Fund--Class VI shares2                     9.55%            6.12%
----------------------------------------------- --------- ----------------
S&P 500(R) Index3                                  28.70%             0.12%
----------------------------------------------- --------- ----------------
Moderate Fund Composite Index4                   20.90%             4.92%
----------------------------------------------- --------- ----------------
Moderate Fund Composite Index
(prior to September 29, 2004)5                   17.96%             2.57%
----------------------------------------------- --------- ----------------

 1 The Funds began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.
 2 These returns were achieved prior to the creation of Class VI shares (December 31, 2003) and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.
 3 The S&P 500(R) Index, the Fund's primary index, is an unmanaged, market capitalization-weighted index of 500 stocks designed to represent all major U.S. industries and the performance of the broad U.S. economy. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
 4 The Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderate Fund Composite Index is a combination of the S&P 500 Index (60%), the LB U.S. Aggregate Index (25%) and the Citigroup 3Month T Bill Index (15%). Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
 5 The former Moderate Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. Prior to September 29, 2004, the Moderate Fund Composite Index was a combination of the S&P 500 Index (30%), the LB U.S. Aggregate Index (25%), the MSCI EAFE Index (15%), the Citigroup 3Month T Bill Index (15%), the S&P Mid Cap 400 Index (10%) and the Russell 2000 Index (5%). The composition of the Moderate Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund's returns to the returns of other, similar asset allocation products. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.


FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds. See "Direct and Indirect Expenses Paid When You Invest in the Moderate Fund" below for more information on these additional fees.

                                                                                CLASS II         CLASS VI
---------------------------------------------------------------------- ------------------ ----------------
Shareholder Fees (paid directly from your investment)1                               N/A              N/A
---------------------------------------------------------------------- ------------------ ----------------
Short Term Trading Fees (as a percentage of amount redeemed)2                        N/A            1.00%
---------------------------------------------------------------------- ------------------ ----------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------- ------------------ ----------------
Management Fees                                                                    0.13%            0.13%
---------------------------------------------------------------------- ------------------ ----------------
Distribution and/or Service (12b-1) Fees                                           0.25%            0.25%
Other Expenses                                                                     0.18%            0.03%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                                        0.56%            0.41%
---------------------------------------------------------------------- ------------------ ----------------
Indirect Annual Underlying Fund Expenses 4                                         0.28%            0.28%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT AND INDIRECT ANNUAL UNDERLYING FUND OPERATING EXPENSES3               0.84%            0.69%
---------------------------------------------------------------------- ------------------ ----------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __.

3 When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and (2) the direct expenses of the Fund and indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

4 The Indirect Underlying Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Moderate Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Moderate Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Moderate Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Moderate Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations of the Underlying Funds for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  -------------------------------------------- ----------------- -------------- --------------- ------------
                                                           1 YR          3 YRS           5 YRS       10 YRS
 -------------------------------------------- ----------------- -------------- --------------- ------------
  Moderate Fund - Class II Shares                           $86           $268            $466        $1,037
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Moderate Fund - Class VI Shares                           $70           $221            $384         $859
  -------------------------------------------- ----------------- -------------- --------------- ------------

FUND SUMMARIES | Gartmore GVIT Investor Destinations Moderately Conservative
Fund


OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Investor Destinations Moderately Conservative Fund (the "Moderately Conservative Fund") seeks a high level of total return consistent with a moderately conservative level of risk.

PRINCIPAL STRATEGIES OF THE FUND

To achieve its objective, the Moderately Conservative Fund allocates its assets among the asset classes below so that approximately 30%-40% of the Fund's assets are in bonds; 25%-35% in U.S. stocks (primarily, large cap stocks - 15%-25%); 20%-30% of the Fund's assets are in short-term investments; and 5%-15% of its assets are in international stocks. The Fund implements this allocation by investing primarily in Underlying Funds which, in turn, invest in the following types of securities with the goal of matching a specific bond or stock index. The strategies of the Underlying Funds and other investments are discussed below. The portfolio management team evaluates the Fund's asset allocation on an ongoing basis in view of its respective risk profile and strategies. This means that allocation changes will be made as needed in the view of the portfolio management team. The portfolio management team applies a long-term investment horizon with respect to the Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Fund has a proposed allocation mix of investments among some or all of the six asset classes shown below. The Fund's allocation is principally weighted towards bond investments and short-term investments while including substantial stock investments for long term growth. The Fund's currently anticipated allocation ranges for each asset class are summarized in the table below. SHORTER TERM ALLOCATIONS MAY VARY FROM THE TARGET ALLOCATION.


ASSET CLASS (1)                                                                              TARGET ALLOCATIONS
------------------------------------- ----------------------------------- -----------------------------------
U.S Stocks                                                                                         25% - 35%
------------------------------------- ----------------------------------- -----------------------------------
     Large Cap Stocks                                          15% - 25%
------------------------------------- ----------------------------------- -----------------------------------
     Mid Cap Stocks                                             5% - 15%
------------------------------------- ----------------------------------- -----------------------------------
     Small Cap Stocks                                           0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
International Stocks                                                                                5% - 15%
------------------------------------- ----------------------------------- -----------------------------------
Bonds                                                                                              30% - 40%
------------------------------------- ----------------------------------- -----------------------------------
Short-Term Investments                                                                             20% - 30%
------------------------------------- ----------------------------------- -----------------------------------
TOTAL ALLOCATION                                                                                        100%
------------------------------------- ----------------------------------- -----------------------------------

(1) These allocations are projections only and may be changed from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. The portfolio management team monitors the Fund's holdings and cash flow and will periodically adjust the Fund's asset allocation to realign it with its profile and individual strategies.

THE FUND IS INTENDED FOR INVESTORS WHO HAVE A LOWER TOLERANCE FOR RISK AND WHOSE PRIMARY GOAL IS INCOME, WHO HAVE A SHORTER TIME HORIZON OR WHO ARE WILLING TO ACCEPT SOME AMOUNT OF MARKET VOLATILITY IN EXCHANGE FOR GREATER POTENTIAL INCOME AND GROWTH.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS OF THE FUND

o        Bonds:
         -----
         The Moderately Conservative Fund will invest approximately 30%-40% of its assets in one or more Underlying Funds that invest in bonds.

o        U.S. Stocks:
         -----------
         The Underlying Funds in which the Fund will invest will, in turn, invest in U.S. stocks, primarily, large cap stocks (15%-25%).

o        Short-Term Investments:
         ----------------------
         The Underlying Funds in which the Fund will invest will, in turn, invest in short-term investments.

o        International Stocks:
         --------------------

         The Underlying Funds in which the Fund will invest will, in turn, invest in international stocks.

         For more information about the securities in which the Underlying Funds will invest see "More About The Funds - Principal Investment Strategies of the Underlying Funds and Other Investments of the Funds" on page
         ___.

PRINCIPAL RISKS

RISKS APPLICABLE TO THE MODERATELY CONSERVATIVE FUND

o INVESTMENT RISK. The Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Moderately Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Moderately Conservative Fund's investments decreases.

o MANAGEMENT RISK. The portfolio management team will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Moderately Conservative Fund's ability to achieve its investment goal is subject to the investment adviser's skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the portfolio management team may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

o STRATEGY RISK. There is the risk that the adviser's evaluations and allocation among asset classes and underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective because the Moderately Conservative Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds and short-term investments, the Moderately Conservative Fund is more subject to the risks associated with those investments such as STOCK MARKET RISK, FOREIGN RISK, MID-CAP RISK, INTEREST RATE, INFLATION RISK, CREDIT RISK AND THE RISKS OF SHORT-TERM INVESTMENTS.

o RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS. There are certain risks associated with a structure whereby the Moderately Conservative Fund invests primarily in other mutual funds. In managing the Aggressive fund, the adviser has the authority to select and replace Underlying Funds. An adviser could be subject to a potential conflict of interest in doing so because advisory fees paid to the Adviser by some underlying funds are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the adviser has a fiduciary duty to the Aggressive fund and must act in the Fund's best interest. For more information on these risks, please read "More about the Funds - Principal Risks."


RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS

The Moderately Conservative Fund's ability to meet its investment objective depends on the ability of the Underlying Funds to achieve their investment objectives. Consequently, the Moderately Conservative Fund is subject to the particular risks of the Underlying Funds in the proportions in which the Fund invests in them. The principal risks associated with the Underlying Funds and investments are summarized below.

o SELECTION RISK. Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

o INTEREST RATE AND INFLATION RISK (BONDS). Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Moderately Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Moderately Conservative Fund.

o CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

         Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

         Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

         Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

         Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

o STOCK MARKET RISK (U.S. STOCKS AND INTERNATIONAL STOCKS). Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

o FOREIGN RISK (INTERNATIONAL STOCKS). To the extent an Underlying Fund invests in foreign securities, its investments involve special risks, which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

o MID CAP RISK (MID CAP STOCKS). To the extent an Underlying Fund invests in securities of medium-size capitalization companies, such Underlying Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of medium size companies are usually less stable in price and less liquid than the stocks of larger companies.

o SHORT-TERM INVESTMENTS. The risks that apply to bonds, as described above, also apply to short-term investments, but to a lesser degree. This is because the Moderately Conservative Fund's short-term investments are investing in securities that have shorter maturities and are often of higher quality than those of bonds.

For additional information about the Moderately Conservative Fund's investments and risks, see "More about the Funds" on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Moderately Conservative Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total return over time, and show that Moderately Conservative Fund performance can change from year to year. The table shows the Moderately Conservative Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Moderately Conservative Fund. Remember, however, that past performance is not necessarily an indication of how the Moderately Conservative Fund will perform in the future.

ANNUAL RETURN--MODERATELY CONSERVATIVE FUND CLASS II

(YEARS ENDED DECEMBER 31)

[BAR CHART OMITTED]

2002    -4.2%
2003    13.7%
2004     7.2%


BEST QUARTER:     7.5%     2ND QTR. OF 2003
WORST QUARTER:    5.9%     3RD QTR. OF 2002


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                                   SINCE
                                                       1 YR    INCEPTION1
------------------------------------------------------------ -------------
Moderately Conservative Fund--Class II shares          7.16%         5.44%
-------------------------------------------------- --------- -------------
Moderately Conservative Fund--Class VI shares2         7.26%         5.47%
-------------------------------------------------- --------- -------------
LB U.S. Aggregate Index3                              4.11%         7.14%
-------------------------------------------------- --------- -------------
Moderately Conservative Fund
Composite Index4                                    14.29%          4.89%
-------------------------------------------------- --------- -------------
Moderately Conservative Fund Composite Index
(prior to September 29, 2004)5                      12.73%          3.26%
-------------------------------------------------- --------- -------------

 1 The Funds began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.
 2 These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.
 3 The LB U.S. Aggregate Index, the Fund's primary index, is an unmanaged, market value-weighted index of investment grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.0
 4 The Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Moderately Conservative Fund Composite Index is a combination of the LB U.S. Aggregate Index (35%), the Citigroup 3Month T Bill Index (25%) and the S&P 500 Index (40%). Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
 5 The former Moderately Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. Prior to September 29,

    2004, the Moderately Conservative Fund Composite Index was a combination of the LB U.S. Aggregate Index (35%), the Citigroup 3Month T Bill Index (25%), the S&P 500 Index (20%), the S&P Mid Cap 400 Index (10%) and the MSCI EAFE Index (10%). The composition of the Moderately Conservative Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund's returns to the returns of other, similar asset allocation products. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.


FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Moderately Conservative Fund, depending on the class in which you invest. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds. See "Direct and Indirect Expenses Paid When You Invest in the Fund" below for more information on these additional fees.

                                                                                CLASS II         CLASS VI
---------------------------------------------------------------------- ------------------ ----------------
Shareholder Fees (paid directly from your investment)1                               N/A              N/A
---------------------------------------------------------------------- ------------------ ----------------
Short Term Trading Fees (as a percentage of amount redeemed)2                        N/A            1.00%
---------------------------------------------------------------------- ------------------ ----------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------- ------------------ ----------------
Management Fees                                                                    0.13%            0.13%
---------------------------------------------------------------------- ------------------ ----------------
Distribution and/or Service (12b-1) Fees                                           0.25%            0.25%
Other Expenses                                                                     0.18%            0.03%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                                        0.56%            0.41%
---------------------------------------------------------------------- ------------------ ----------------
Indirect Annual Underlying Fund Expenses 4                                         0.28%            0.28%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT AND INDIRECT ANNUAL UNDERLYING FUND OPERATING EXPENSES 3              0.84%            0.69%
---------------------------------------------------------------------- ------------------ ----------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __.

3 When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and (2) the direct expenses of the Fund and indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

4 The Indirect Underlying Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.
EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Moderately Conservative Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Moderately Conservative Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Moderately Conservative Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Moderately Conservative Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations of the Underlying Funds for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  -------------------------------------------- ----------------- -------------- --------------- ------------
                                                           1 YR          3 YRS           5 YRS       10 YRS
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Moderately Conservative Fund - Class II                   $86           $268            $466       $1,037
  Shares
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Moderately Conservative Fund - Class VI                   $70           $221            $384         $859
  Shares
  -------------------------------------------- ----------------- -------------- --------------- ------------

FUND SUMMARIES | Gartmore GVIT Investor Destinations Conservative Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Investor Destinations Conservative Fund (the "Conservative Fund") seeks a high level of total return consistent with a conservative level of risk as compared to the other Investor Destinations Funds.

PRINCIPAL STRATEGIES OF THE FUND

To achieve its objective, the Conservative Fund allocates its assets among the asset classes below so that approximately 35%-45% of its assets are in short-term investments; 30%-40% are in bonds; and 10%-20% are in U.S. stocks of various capitalization levels, but primarily, large cap stocks (5%-15%). The Conservative Fund implements this allocation by investing primarily in the Underlying Funds described above which, in turn, invest in the following types of securities with the goal of matching a specific bond or stock index. The strategies of the Underlying Funds and other investments are discussed below. The portfolio management team evaluates the Conservative Fund's asset allocation on an ongoing basis in view of its respective risk profile and strategies. This means that allocation changes will be made as needed in the view of the portfolio management team. The portfolio management team applies a long-term investment horizon with respect to the Conservative Fund, and therefore, allocation changes may not be made in response to short-term market conditions. The Conservative Fund has a proposed allocation mix of investments among some or all of the six asset classes shown below. The Conservative Fund's allocation primarily focuses on bonds and short-term investments while including some stock investments for long-term growth. The Conservative Fund's currently anticipated allocation ranges for each asset class are summarized in the table below. SHORTER TERM ALLOCATIONS MAY VARY FROM THE TARGET ALLOCATION.


ASSET CLASS                                                                               TARGET ALLOCATIONS
------------------------------------- ----------------------------------- -----------------------------------
U.S Stocks                                                                                         10% - 20%
------------------------------------- ----------------------------------- -----------------------------------
     Large Cap Stocks                                           5% - 15%
------------------------------------- ----------------------------------- -----------------------------------
     Mid Cap Stocks                                             0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
     Small Cap Stocks                                           0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
International Stocks                                                                                0% - 10%
------------------------------------- ----------------------------------- -----------------------------------
Bonds                                                                                              30% - 40%
------------------------------------- ----------------------------------- -----------------------------------
Short-Term Investments                                                                             35% - 45%
------------------------------------- ----------------------------------- -----------------------------------
TOTAL ALLOCATION                                                                                        100%
------------------------------------- ----------------------------------- -----------------------------------

(1) These allocations are projections only and may be changed from time to time. Actual allocations are not limited to the ranges shown and ranges may vary from those shown above. The portfolio management team monitors the Conservative Fund's holdings and cash flow and will periodically adjust the Conservative Fund's asset allocation to realign it with its profile and individual strategies.

THE CONSERVATIVE FUND IS INTENDED FOR INVESTORS WHO HAVE A LOW TOLERANCE FOR RISK AND WHOSE PRIMARY GOAL IS INCOME, OR WHO HAVE A SHORT TIME HORIZON.

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS OF THE FUND

o        Short-Term Investments:
         ----------------------
         The Underlying Funds in which the Conservative Fund will invest will, in turn, invest its assets in one or more short-Term investments.

o        Bonds:
         -----
         The Underlying Funds in which the Conservative Fund will invest will, in turn, invest in bonds.

o        U.S. Stocks:
         -----------
         The Underlying Funds in which the Conservative Fund will invest will, in turn, invest in U.S. stocks.

         For more information about the securities in which the Underlying Funds will invest see "More About The Funds - Principal Investment Strategies of the Underlying Funds and Other Investments of the Funds" on page
         ___.


PRINCIPAL RISKS

RISKS APPLICABLE TO THE CONSERVATIVE FUND

o INVESTMENT RISK. The Fund is subject to the general risks associated with price fluctuations of its underlying investments. As a result, the value of your investment in the Conservative Fund will fluctuate and there is the risk that you will lose money. Your investment will decline in value if the value of the Conservative Fund's investments decreases.

o MANAGEMENT RISK. The portfolio management team will apply its investment techniques and risk analysis in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result. The Conservative Fund's ability to achieve its investment goal is subject to the investment adviser's skill and ability to select asset allocations and Underlying Funds that provide growth of capital and those that also provide income. Furthermore, the portfolio management team may alter the asset allocation of the Fund at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.

o STRATEGY RISK. There is the risk that the adviser's evaluations and allocation among asset classes and underlying Funds may be incorrect. Finally there is no guarantee that the Underlying Funds will achieve their investment objective because the Conservative Fund is weighted towards Underlying Funds that invest in stocks, both U.S. and international, including mid-cap stocks, as well as bonds and short-term investments, the Conservative Fund is more subject to the risks associated with those investments such as STOCK MARKET RISK, FOREIGN RISK, MID-CAP RISK, INTEREST RATE, INFLATION RISK, CREDIT RISK AND THE RISKS OF SHORT-TERM INVESTMENTS.

o RISKS APPLICABLE TO THE UNDERLYING INVESTMENTS. There are certain risks associated with a structure whereby the Conservative Fund invests primarily in other mutual funds. In managing the Aggressive fund, the adviser has the authority to select and replace Underlying Funds. An adviser could be subject to a potential conflict of interest in doing so because advisory fees paid to the Adviser by some underlying funds are higher than fees paid by the Aggressive Fund. It is important to note, however, that, the adviser has a fiduciary duty to the Aggressive fund and must act in the Fund's best interest. For more information on these risks, please read "More about the Funds - Principal Risks."

PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS OF THE FUNDS

An investor generally may be able to invest in certain of the Underlying Funds directly. Because an investor is investing indirectly through the Gartmore GVIT Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of your particular Investor Destinations Fund. Although each respective Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds, Gartmore Money Market Fund and Gartmore Morley Enhanced Income Fund will not charge any front end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds so there is no duplication of these fees or charges.

o SELECTION RISK. Selection risk is the risk that an index fund's investments, which may not fully replicate the index, may perform differently from securities in the index.

o INTEREST RATE AND INFLATION RISK (BONDS). Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by an Underlying Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Conservative Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Conservative Fund.

o CREDIT RISK (BONDS). Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Underlying Fund owns.

         Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Conservative Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and Government National Mortgage Association ("GNMA") pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"), are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

         Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

         Securities in which an Underlying Fund or short-term investment will invest generally will be rated within the top four rating categories by a rating agency. Ratings of securities purchased by an Underlying Fund or short-term investment are determined at the time of investment to be within the top four rating categories. Any subsequent rating downgrade of a debt obligation will be monitored generally by the Underlying Fund or short-term investment to consider what action, if any, it should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

         Obligations rated in the fourth highest rating category by any rating agency are considered medium-grade securities. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

o STOCK MARKET RISK (U.S. STOCKS). Stock market risk is the risk that the Conservative Fund could lose value if the individual stocks in which the Underlying Funds have invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

o SHORT-TERM INVESTMENTS. The risks that apply to bonds, as described above, also apply to short-term investments, but to a lesser degree. This is because the Conservative Fund's short-term investments are investing in securities that have shorter maturities and are often of higher quality than those of bonds.

         For additional information about the Fund's investments and risks, see "More about the Funds" on page __.

PERFORMANCE

The following bar chart and table show two aspects of the Conservative Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Conservative Fund's annual total return over time, and show that Fund performance can change from year to year. The table shows the Conservative Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts or variable life insurance policies. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Conservative Fund. Remember, however, that past performance is not necessarily an indication of how the Conservative Fund will perform in the future.

ANNUAL RETURN--CONSERVATIVE FUND CLASS II

(YEARS ENDED DECEMBER 31)


BEST QUARTER:     4.3%     2ND QTR. OF 2003
WORST QUARTER:    2.0%     3RD QTR. OF 2002


[BAR CHART OMITTED]

2002    0.4%
2003    7.9%
2004    4.7%


AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                                SINCE
                                                    1 YR    INCEPTION1
--------------------------------------------------------- -------------
Conservative Fund--Class II shares                  4.65%         4.32%
------------------------------------------------ -------- -------------
Conservative Fund--Class VI shares2                 4.85%         4.38%
------------------------------------------------ -------- -------------
LB U.S. Aggregate Index3                           4.11%         7.14%
------------------------------------------------ -------- -------------
Conservative Fund Composite Index4                 8.09%         4.20%
------------------------------------------------ -------- -------------
Conservative Fund Composite Index
(prior to September 29, 2004)5                     7.35%         3.29%
------------------------------------------------ -------- -------------

1 The Funds began operations on December 12, 2001. Existing shares were designated Class II shares as of April 30, 2004.
2 These returns through December 31, 2003 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class II shares. Excluding the effect of periodic fee waivers or reimbursements, such prior performance is substantially similar to what Class VI shares would have produced because Class VI shares invest in the same portfolio of securities as Class II shares and have the same expenses. Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower.
 3 The LB U.S. Aggregate Index, the Fund's primary index, is an unmanaged, market value-weighted index of investment grade fixed rate debt issues including government, corporate, asset-backed and mortgage-backed securities with maturities of one year or more. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
 4 The Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. The Conservative Composite Index is a combination of the Citigroup 3Month T Bill Index (45%), the LB U.S. Aggregate Index (35%) and the S&P 500 Index (20%). Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.
 5 The former Conservative Fund Composite Index is an unmanaged, hypothetical representation of the performance of each of the Fund's asset classes according to their respective weightings. Prior to September 29, 2004, the Conservative Composite Index was a combination of the Citigroup 3Month T Bill Index (45%), the LB U.S. Aggregate Index (35%), the S&P 500 Index (10%), the S&P Mid Cap 400 Index (5%) and the MSCI EAFE Index (5%). The composition of the Conservative Fund Composite Index was changed on September 29, 2004 to simplify comparison of the Fund's returns to the returns of other, similar asset allocation products. Unlike mutual fund returns, these returns do not include any expenses. If expenses were deducted, the actual returns would be lower.

FEES AND EXPENSES

This table describes the direct and indirect fees and expenses that you may pay when buying and holding shares of the Conservative Fund, depending on the class in which you invest. Regardless of which share class you select, you will indirectly bear a proportion of the applicable expenses of the Underlying Funds. See "Direct and Indirect Expenses Paid When You Invest in the Fund" below for more information on these additional fees.

                                                                                CLASS II         CLASS VI
---------------------------------------------------------------------- ------------------ ----------------
Shareholder Fees (paid directly from your investment)1                               N/A              N/A
---------------------------------------------------------------------- ------------------ ----------------
Short Term Trading Fees (as a percentage of amount redeemed)2                        N/A            1.00%
---------------------------------------------------------------------- ------------------ ----------------
Annual Fund Operating Expenses (deducted from Fund assets)
---------------------------------------------------------------------- ------------------ ----------------
Management Fees                                                                    0.13%            0.13%
---------------------------------------------------------------------- ------------------ ----------------
Distribution and/or Service (12b-1) Fees                                           0.25%            0.25%
Other Expenses                                                                     0.18%            0.03%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT ANNUAL FUND OPERATING EXPENSES                                        0.56%            0.41%
---------------------------------------------------------------------- ------------------ ----------------
Indirect Annual Underlying Fund Expenses 4                                         0.28%            0.28%
---------------------------------------------------------------------- ------------------ ----------------
TOTAL DIRECT AND INDIRECT ANNUAL FUND OPERATING EXPENSES3                          0.84%            0.69%
---------------------------------------------------------------------- ------------------ ----------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% in the amount of the Fund redeemed or exchanged will be assessed for any Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares - Short-Term Trading Fees" on page __.

3 When the Fund is chosen as an investment option within variable insurance contracts, the contractholder will be responsible for: (1) the direct expenses charged by the variable insurance contract; and (2) the direct expenses of the Fund and indirect expenses of the Underlying Funds. In this structure, the Fund, therefore, indirectly bears a proportionate share of the applicable expenses of the underlying investments (including management fees) because the Fund invests primarily in Underlying Funds and is a shareholder of those Underlying Funds. These expenses are deducted from an investment in the Fund. Actual indirect expenses vary depending on how each Fund's assets are spread among the underlying investments. This figure represents the average expense ratio for the Fund, based on its current proposed allocation and the expense ratios for underlying investments for their most recent fiscal year or an estimate for the current fiscal year (after contractual fee waivers and reimbursements). The Underlying Funds and the Nationwide Contract do not charge the Fund any sales charge for buying or selling shares.

4 The Indirect Underlying Fund Operating Expenses are in addition to the "Total Direct Annual Fund Operating Expenses" described in the Funds' fee table above and those included in the prospectus for the variable insurance contract, and may change from time to time. Actual expenses will differ when the Fund's allocation moves from its proposed allocation.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of the Conservative Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class VI shares for the Conservative Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee generally will be assessed in addition to the Conservative Fund operating expenses; as a result, the expenses and other charges you will pay if you engage in short-term trading will be higher than if you hold your Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations of the Underlying Funds for one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  -------------------------------------------- ----------------- -------------- --------------- ------------
                                                           1 YR          3 YRS           5 YRS       10 YRS
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Conservative Fund - Class II Shares                       $86           $268            $466       $1,037
  -------------------------------------------- ----------------- -------------- --------------- ------------
  Conservative Fund - Class VI Shares                       $70           $221            $384         $859
  -------------------------------------------- ----------------- -------------- --------------- ------------

MORE ABOUT THE FUNDS


PRINCIPAL INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS AND OTHER INVESTMENTS OF THE FUNDS

The Gartmore GVIT Investor Destinations Funds are designed to provide diversification across major asset classes through investments in the Underlying Funds and other investments as described in the Fund Summaries.

The asset classes (Underlying Funds and other investments) present varying degrees of potential investment risks and rewards based upon their own investment objectives and strategies. Each of the five Investor Destinations Funds will be impacted by these risks depending on the extent to which it invests in a particular asset class. Please refer to "Principal Risks of the Underlying Funds and Other Investments" beginning on page __, for a discussion of some of these risks. Additional information about the asset classes, investment strategies and the risks of the Funds, as well as the investment techniques of the Underlying Funds, is included above and in the SAI. To obtain a copy of the SAI, see the back cover of the prospectus.

An investor generally may be able to invest in certain of the Underlying Funds directly. Because an investor is investing indirectly through the Gartmore GVIT Investor Destinations Funds, he or she will pay a proportionate share of the applicable expenses of the Underlying Funds (including applicable management, administration, distribution, and custodian fees), as well as the expenses of your particular Investor Destinations Fund. Although each respective Investor Destinations Fund will charge a Rule 12b-1 fee, the Underlying Funds, Gartmore Money Market Fund and Gartmore Morley Enhanced Income Fund will not charge any front end sales load, contingent deferred sales charge or Rule 12b-1 fee when selling shares to the Investor Destinations Funds so there is no duplication of these fees or charges.

The following is a description of the underlying investments for each asset class. Each Fund may invest in these underlying investments as provided in its proposed allocation mix although the Aggressive Fund will not invest in the Nationwide Contract.

U.S. STOCKS--LARGE CAP

Each Fund invests in the GARTMORE S&P 500 INDEX FUND ("S&P 500 INDEX FUND"). The S&P 500 Index Fund's investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks, as represented by the Standard & Poor's 500 Composite Stock Price Index* ("S&P 500"). The S&P 500 is a marketed-weighted index composed of 500 selected common stocks chosen by Standard & Poor's ("S&P") based on a number of factors including industry group representation, market value, economic sector and operating/financial condition.

The S&P 500(R) Index Fund invests in a portfolio of assets whose performance is expected to match approximately the performance of the S&P 500. Under normal conditions, the S&P 500 Index Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500 and in derivative instruments linked to the S&P 500.

The S&P 500 Index Fund invests in a statistically selected sample of stocks included in the S&P 500 and in derivative instruments linked to the S&P 500, primarily exchange traded futures contracts. The S&P 500 Index Fund does not necessarily invest in all of the common stocks in the S&P 500, or in the same weightings as in the S&P 500. The S&P 500 Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 500 as a whole. The S&P 500 Index Fund may also engage in securities lending.

The Funds may also invest in one or more other large cap index funds that seek to match the performance of the S&P 500.

U.S. STOCKS--MID CAP

Each Fund may invest in the GARTMORE MID CAP MARKET INDEX FUND ("MID CAP INDEX FUND"). The Mid Cap Index Fund seeks to match the performance of the Standard & Poor's MidCap 400(R) Index (S&P 400) as closely as possible before the deduction of Fund expenses. The S&P 400 is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is a market-weighted index and is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks.

The Mid Cap Index Fund invests in the common stocks in the S&P 400 in roughly the same proportions as their weightings in the S&P 400 and in derivative instruments linked to the S&P 400, primarily exchange traded futures contracts. The Mid Cap Index Fund does not necessarily invest in all of the common stocks in the S&P 400, or in the same weightings as in the S&P 400. At those times, the Mid Cap Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the S&P 400 as a whole. The Mid Cap Index Fund may also engage in securities lending.

The Funds may also invest in other mid cap index funds which seek to match the performance of the S&P 400.

U.S. STOCKS--SMALL CAP

Each Fund may invest in the GARTMORE SMALL CAP INDEX FUND ("SMALL CAP INDEX FUND"). The Small Cap Index Fund seeks to match the performance of the Russell 2000(R) Index (Russell 2000) as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2,000 common stocks issued by smaller-capitalization U.S. companies in a wide range of businesses. The Small Cap Index Fund invests in a statistically selected sample of stocks included in the Russell 2000 and in derivative instruments linked to the Russell 2000, primarily exchange traded futures contracts. The Small Cap Index Fund does not necessarily invest in all of the common stocks in the Russell 2000, or in the same weightings as in the Russell 2000.

The Small Cap Index Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the Russell 2000 as a whole. The Small Cap Index Fund may also engage in securities lending.

The Funds may also invest in other small cap index funds that seek to match the performance of the Russell 2000.


INTERNATIONAL STOCKS

Each Fund may invest in the GARTMORE INTERNATIONAL INDEX FUND ("INTERNATIONAL INDEX FUND"). The International Index Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE Index) as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index is composed of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE index are selected from among the larger capitalization companies in these markets. The weighting of the MSCI EAFE index is based on the market capitalization of each of the countries in the index.

The International Index Fund invests in a statistically selected sample of equity securities included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index, primarily exchange traded futures contracts. The Fund may also utilize forward foreign exchange contracts. The International Index Fund may not invest in all of the countries, or all of the companies within a country, represented in the MSCI EAFE Index, or in the same weightings as in the MSCI EAFE Index. The International Index Fund will choose investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks and derivative instruments chosen are similar to the EAFE Index as a whole. The International Index Fund may also engage in securities lending.

The Funds may also invest in other international index funds that seek to match the performance of the EAFE Index.


BONDS

Each Fund may invest in the GARTMORE BOND INDEX FUND ("BOND INDEX FUND"). The Bond Index Fund seeks to match the performance of the Lehman Brothers U.S. Aggregate Index (LB U.S. Aggregate Index) as closely as possible before the deduction of Bond Index Fund expenses. The LB U.S. Aggregate Index is composed primarily of dollar-denominated investment grade bonds of different types.

The Bond Index Fund invests in a statistically selected sample of bonds that are included in or correlated with the LB U.S. Aggregate Index, and in derivative instruments linked to the LB U.S. Aggregate Index or securities within the index. The Bond Index Fund may not invest in all of the bonds in the LB U.S. Aggregate Index, or in the same weightings as in the LB U.S. Aggregate Index. The Bond Index Fund may invest in bonds not included in the index, but which are selected to reflect characteristics such as maturity, duration, or credit quality similar to bonds in the index. This may result in different levels of interest rate, credit or prepayment risks from the levels of risks in the LB U.S. Aggregate Index. The LB U.S. Aggregate Index is composed of a variety of dollar-denominated investment grade bonds, including bonds issued by the U.S. government and foreign governments and their agencies, and bonds issued by the U.S. or foreign companies, among others. The Bond Index Fund may also engage in securities lending.

The Funds may also invest in other bond index funds that seek to match the performance of the LB U.S. Aggregate Index.

SHORT-TERM INVESTMENTS

Each Fund may invest in the following short-term investments:

GARTMORE MORLEY ENHANCED INCOME FUND ("ENHANCED INCOME FUND") The Enhanced Income Fund seeks to provide a high level of current income while preserving capital and minimizing market fluctuations in an investor's account value. To achieve its objective, under normal market conditions, the Enhanced Income Fund invests primarily in high-grade debt securities issued by the U.S. government and its agencies, as well as by corporations. The Enhanced Income Fund also purchases mortgage-backed and asset-backed securities. The debt securities in which the Enhanced Income Fund invests pay interest on either a fixed-rate or variable-rate basis. The Enhanced Income Fund will be managed so that its duration, which is a measure of the expected life of the Enhanced Income Fund's portfolio on a present value basis reflecting both principal and interest payments, will not exceed two years. The Enhanced Income Fund may also enter into futures or options contracts solely for the purpose of adjusting the duration of the Fund to minimize fluctuation of the Fund's market value.

When selecting securities for the Fund, the Enhanced Income Fund's portfolio managers will consider expected changes in interest rates and in the price relationships among various types of securities. They will attempt to identify and purchase securities offering the best combination of yield, maturity and relative price performance. The Enhanced Income Fund's portfolio managers may elect to sell securities in order to buy others which they believe will better serve the objectives of the Fund. A security may also be sold to take advantage of more favorable opportunities.

GARTMORE MONEY MARKET FUND. The Gartmore Money Market Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less. These money market obligations will primarily include commercial paper and other debt obligations issued by U.S. and foreign corporations, asset-backed commercial paper, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, commercial paper issued by states and municipalities and the obligations of U.S. banks, foreign banks and U.S. branches of foreign banks. All of the money market obligations must be denominated in U.S. dollars and are rated in one of the two highest short-term categories by any nationally recognized statistical rating organization or, if unrated, are of comparable quality. The Gartmore Money Market Fund may also invest in floating and adjustable rate obligations any may enter into repurchase agreements. Typically, the Gartmore Money Market Fund's dollar-weighted average maturity will be 90 days or less.

The Gartmore Money Market Fund invests in securities which its portfolio manager believes to have the best return potential. Because the Gartmore Money Market Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs to maintain target allocations and to take advantage of more favorable opportunities.

NATIONWIDE CONTRACT. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company (Nationwide). This contract has a stable principal value and will pay each Fund holding a contract a fixed rate of interest. The fixed interest rate must be at least 3.50% per annum, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. The rate paid by the Nationwide Contract is guaranteed for a given period regardless of the current market conditions. The principal amount of the Nationwide Contract is also guaranteed. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, the portfolio management team believes that the stable nature of the Nationwide Contract should reduce a Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

PRINCIPAL RISKS OF THE UNDERLYING FUNDS & OTHER INVESTMENTS

There are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks are summarized below.

PERFORMANCE RISK. The assets of each Fund are invested in Underlying Funds and short-term investments, which means that the investment performance of each Fund is directly related to the investment performance of these underlying investments held by the Fund. The ability of a Fund to meet its investment objective depends upon the allocation of the Fund's assets among the underlying investments and the ability of an underlying investment to meet its own investment objective. It is possible that an underlying investment will fail to execute its investment strategies effectively. As a result, an underlying investment may not meet its investment objective, which would affect a Fund's investment performance. There can be no assurance that the investment objective of any Fund or any underlying investment will be achieved.

MODIFICATIONS TO THE UNDERLYING FUNDS. Any changes made in the Underlying Funds, such as changes in investment objectives or strategies, may affect the performance of the Funds that invest in the Underlying Funds.

ASSET ALLOCATION RISK. Because the Underlying Funds and short-term investments represent different asset classes, each Investor Destinations Fund is subject to different levels and combinations of risk, depending on that particular Fund's asset allocation.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.


MANAGEMENT


INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of the Funds. GMF was organized in 1999 and manages mutual funds.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

GMF initially allocates each Fund's assets among the underlying investments as described above, as of the date of this prospectus. GMF also monitors these allocations and the assumptions upon which they were made. GMF also monitors market conditions and other factors that could influence these allocations, which may vary considerably either within or from the proposed allocations ranges shown.

The annual management fee paid by each Fund to GMF for the fiscal year ended December 31, 2004, expressed as a percentage of the Funds' average daily net assets, and not taking into account any applicable waivers, was 0.13%.

Each Fund, as a shareholder of the underlying investments, indirectly bears its proportionate share of any investment management fees and other expenses of the underlying investments. GMF believes, and the Board of Trustees has determined, that the management fees paid by the Funds are for services that are in addition to-- not duplicative of-- the services provided to the underlying investments. These services include the asset allocation and monitoring functions provided by GMF.

PORTFOLIO MANAGEMENT: Young Chin, Global Chief Investment Officer, Equities, heads the Funds' portfolio management team and is responsible for the day-to-day management of the allocation of each Fund's assets among the asset classes and Underlying Funds. Mr. Chin has been the U.S. Chief Investment Officer of GMF since September 2001, and is responsible for GMF's domestic and international equity products. He oversees the investment process, fundamental and quantitative research, new product development and professional staff development.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

BUYING AND SELLING FUND SHARES


WHO CAN BUY SHARES OF THE FUNDS

Class II and Class VI shares of the Funds are currently sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively "Nationwide") to fund benefits payable under variable insurance policies and variable annuity contracts (collectively, variable insurance contracts) under the Funds' "Mixed and Shared" Exemptive Order ("Order"). Permitting both variable life insurance separate accounts and variable annuity separate accounts to invest in the same Funds is known as "mixed funding." Class II shares may also be sold to separate accounts of other unaffiliated insurance companies in the future under such Order which permits both affiliated and unaffiliated insurance companies to use the Funds as underlying investment vehicles for their separate accounts. This is known as "shared funding." Class VI shares generally are subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b1 fees, may sell Class II and Class VI shares. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

In the future, the Funds may sell shares to separate accounts of other unaffiliated insurance companies, as well as to Nationwide. The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, as a condition of the Funds' Order, the Trustees of the Funds will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative service fees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value"
("NAV") next determined after the order is received. No sales charge is imposed on the purchase of an Investor Destinations Fund's shares; however, your variable insurance contract may impose a charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m.
Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

         o New Year's Day
         o Martin Luther King, Jr. Day
         o Presidents' Day
         o Good Friday
         o Memorial Day
         o Independence Day
         o Labor Day
         o Thanksgiving Day
         o Christmas Day
         o Other days when the New York Stock Exchange is closed.

         To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

         FAIR VALUATION

         As "Funds of Funds" the Funds' assets consist primarily of shares of the Underlying Funds, which are valued at their respective net asset value. Each Investor Destinations Fund and each Underlying Fund values its respective assets at current market prices where current market prices are readily available.

         In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

         As the Funds invest to varying degrees, in Underlying Funds that, in turn, invest in foreign securities, your Fund may be subject to Fair Value pricing more frequently than Funds which do not hold foreign securities.

         By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

         The Funds' net asset values are calculated based upon the net asset values of the Underlying Funds in which the Funds invest. The prospectuses of these Underlying Funds explain the circumstances under which those Underlying Funds will use fair value pricing and the effect of using fair value pricing.

         SELLING SHARES

         Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

         BUYING AND SELLING FUND SHARES

         Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

         RESTRICTIONS ON SALES

         Shares of the Funds may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

         If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

         EXCESSIVE OR SHORT-TERM TRADING

         The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

         o disrupt portfolio management strategies,
         o increase brokerage and other transaction costs, and
         o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

         A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Although the Investor Destinations Funds are intended for investors with relatively long time horizons Funds that invest in foreign securities, such as does each Investor Destinations Fund to varying degrees, may be at greater risk for excessive trading as may the Investor Destinations' Underlying Funds that invest in such foreign securities. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded such as those in which the Investor Destinations Funds and their Underlying Funds may invest. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive
                                       47
         proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

         MONITORING OF TRADING ACTIVITY

         It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

         Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

         With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

         RESTRICTIONS ON TRANSACTIONS

         As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

         Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

                  o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
                  o Reject transactions that violate a Fund's excessive
                    trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or

Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

         o Scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
         o Variable insurance contract withdrawals or loans, including required minimum distributions; and
         o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner.

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b1 of the Investment Company Act, which permits a Fund to compensate the Funds' distributor for expenses associated with distributing and selling Class II and Class VI shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.


REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

  o Insurance companies that offer sub-accounts in the Funds as underlying investment options in variable annuity contracts or
  o Broker-dealers and other financial intermediaries that sell variable insurance contracts that include such options

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds monitors these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the level of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payment is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to an intermediary for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

   o    GDSI and other affiliates of GMF
   o Broker-dealers and other financial intermediaries that sell such variable insurance contracts o Insurance companies that include shares of the Funds as underlying sub-account options

Payments must be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

   o Recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing insurance companies
   o Sell shares of a Fund to you instead of shares of funds offered by competing fund families

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Funds' net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Funds. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders at least annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL HIGHLIGHTS | Gartmore GVIT Investor Destinations Aggressive Fund

The financial highlights table is intended to help you understand a Fund's financial performance for the period of a Fund's operation. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends anddistributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES. IF THESE CHARGESWERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statement, is included in the annual report, which is available upon request.

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

    o Statement of Additional Information (incorporated by reference into this prospectus)
    o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
    o   Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 2029428090.)


BY MAIL:
Securities and Exchange Commission Public Reference Section Washington, D.C. 205490102 (The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000 Conshohocken, PA 19428


                            THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 8113213



                                                                  PRGVITCAA 4/05

GARTMORE Variable Insurance Trust


GARTMORE GVIT Developing Markets Fund


[LOGO]


FUNDPROSPECTUS




                               [LOGO]      | May 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




                                                           WWW.GARTMOREFUNDS.COM

TABLE OF CONTENTS

         3    FUND SUMMARY
              Objective and Principal Strategies
              Principal Risks
              Performance
              Fees and Expenses

         6    MORE ABOUT THE FUND
              Principal Investments and Techniques
              Principal Risks
              Temporary Investments
              Selective Disclosure of Portfolio Holdings

         8    MANAGEMENT
              Investment Adviser
              Subadviser
              Portfolio Management Team
              Additional Information about the Portfolio Managers

         9    BUYING AND SELLING FUND SHARES
              Who Can Buy Shares of the Fund
              Purchase Price
              Fair Valuation
              Selling Shares
              Restrictions on Sales
              Excessive or Short-Term Trading
              Monitoring of Trading Activity
              Restrictions on Transactions
              Distribution Plan
              Revenue Sharing

        13    DISTRIBUTIONS AND TAXES
              Dividends and Distributions
              Tax Status

        14    FINANCIAL HIGHLIGHTS

BACK COVER    ADDITIONAL INFORMATION




                                       GARTMORE GVIT DEVELOPING MARKETS FUND | 1

Gartmore GVIT Developing Markets Fund


FUND SUMMARY

This prospectus provides information about the Gartmore GVIT Developing Markets Fund (the "Fund") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the Fund Summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More about the Fund" beginning on page 6. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summary contains discussions of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.


A QUICK NOTE ABOUT THE FUND

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in its accompanying prospectus.

The Fund offers two classes of shares: Class I and Class II. This prospectus provides information with respect to both share classes. The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 9.


2  |  GARTMORE GVIT DEVELOPING MARKETS FUND

FUND SUMMARY | Gartmore GVIT Developing Markets Fund


OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as subadviser to manage the Fund portfolio on a day-to-day basis. To achieve its objective, the Fund invests in companies based or operating primarily in developing markets throughout the world. Under normal conditions, the Fund invests at least 80% of its net assets in the equity securities of companies of any size based in the world's developing markets. The Fund typically maintains investments in at least six countries at all times, with no more than 35% of its assets in any single country. These may include:

o  Latin America: Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela
o Asia: China/Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, South Korea, Taiwan, Thailand and Vietnam
o  Europe: Czech Republic, Hungary, Kazakhstan, Poland, Russia, Slovakia and
   Turkey
o  The Middle East: Israel and Jordan
o  Africa: Egypt, Morocco and South Africa

The Fund's strategy combines in-depth financial review with on-site analysis of companies, countries and regions to identify potential investments. The portfolio managers and analysts frequently travel to the developing markets to gain firsthand insight into the economic, political and social trends that affect investments in those countries. The Fund allocates its assets among developing countries with stable or improving macroeconomic environments and invests in companies within those countries that the portfolio managers believe have high capital appreciation potential. The portfolio managers strive to keep the Fund well diversified across individual stocks, industries and countries to reduce its overall risk.

The Fund invests primarily in equity securities which may include common stocks, preferred stocks, convertible securities, equity interests in foreign investment funds or trusts, and depositary receipts. The Fund may utilize derivatives, primarily futures and options, for efficient portfolio management, and may engage in securities lending in order to generate additional income for the Fund.

The portfolio managers look for foreign developing markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

Pending investment of cash balances, or if GGP believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objectives and may miss potential market upswings.

In making a decision on whether to buy or sell a Security, GGP is not limited by the portfolio turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which lead to higher transaction costs.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

DEVELOPING MARKETS RISK. The Fund invests primarily in equity securities of companies in developing market countries, including securities denominated in foreign currencies. Those investments involve special risks and are generally riskier than domestic investments and other kinds of foreign investments. In particular developing market countries may be less stable from a political and economic standpoint than other countries, in part because their markets are less established than those in the United States. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. It may also be more difficult to buy and sell securities in developing market countries. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the securities in which the Fund invests are subject to significant changes in value due to exchange rate fluctuations.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which they trade decline in value. Individual stocks and the overall stock markets may experience short-term volatility (price fluctuations) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the

                                       GARTMORE GVIT DEVELOPING MARKETS FUND | 3

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Gartmore GVIT Developing Markets Fund (CON'T)


performance of stock funds that focus on other types of stocks, or that have a broader investment style.

DERIVATIVES RISK. The Fund may invest in derivatives, primarily futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund's share price.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments and risks, see "More about the Fund" beginning on page 6.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The annual total returns shown in the bar chart do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS II SHARES 1

1997      -0.6%
1998     -37.5%
1999      64.8%
2000     -28.6%
2001      -7.0%
2002      -9.7%
2003      59.7%
2004      19.8%



BEST QUARTER:          34.8%      4TH QTR. OF 1999
WORST QUARTER:        -23.9%      3RD QTR. OF 2001

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                         SINCE
                            1 YR          5 YRS    INCEPTION 1
--------------------------------------------------------------
Class I shares 2           20.08%         3.07%          2.84%
--------------------------------------------------------------
Class II shares            19.78%         2.81%          2.59%
--------------------------------------------------------------
MSCI Emerging Markets
Free Index 3               25.95%         4.62%          3.53%
--------------------------------------------------------------


1 The Fund's predecessor, the Montgomery Variable Series: Emerging Markets Fund, commenced operations on February 2, 1996. As of June 23, 2003, the Gartmore GVIT Developing Markets Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Montgomery Variable Series: Emerging Markets Fund. At that time the Gartmore GVIT Developing Markets Fund took on the performance of the Montgomery Variable Series: Emerging Markets Fund.

2 These returns through June 22, 2003, are based on the performance of the Fund's predecessor. From June 23, 2003 these returns are based on the performance for Class II shares and do not reflect the lower expenses of Class I shares. Excluding the effects of any fee waivers or reimbursements, such prior performance is similar to what Class I shares would have produced because all shares invest in the same portfolio of securities.

3 The MSCI Emerging Markets Free Index (the "MSCI Index") is an unmanaged index that is designed to represent the performance of the stocks in emerging country stock markets that are available to foreign institutional investors. The Fund is changing the index to which it is compared from the S&P/ IFCI Emerging Markets Composite Index (the "S&P/ IFCI Index") to the MSCI Index. The Fund's subadviser believes that the MSCI Index is more widely recognized and more frequently selected as the benchmark for U.S. based emerging market mutual funds than is the S&P/IFCI Index. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

4  |  GARTMORE GVIT DEVELOPING MARKETS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the fund, depending on the class in which you invest.

                                                        CLASS I    CLASS II
---------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1     N/A         N/A
---------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
---------------------------------------------------------------------------
Management Fees                                           1.15%       1.15%
---------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                   None       0.25%
---------------------------------------------------------------------------
Other Expenses                                            0.38%       0.38%
---------------------------------------------------------------------------
Total Annual Fund Operating Expenses
before Fee Waivers/Expense Reimbursements                 1.53%       1.78%
---------------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursements                                    0.00%       0.00%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(AFTER Fee Waivers/Expense ReimbursementS) 2              1.53%       1.78%
---------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other charges and expenses on variable insurance contract holders. Such sales charges and other charges and expenses are described in the variable insurance contract's prospectus.

2 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, taxes, interest, brokerage commissions, short-sale dividend expenses, Rule 12b-1 fees, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.40% for Class I and Class II shares at least through May 1, 2006. Becuase of the exclusion of these Fund expenses from the expense limitation, no fees are being waived or expenses reimbursed. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of Other Expenses paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GGAMT may request and receive reimbursement or fees waived or limited and other reimbursements made by GGAMT. Any reimbursement to GGAMT must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and no changes in expenses and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $156      $483      $834   $1,824
--------------------------------------------------------------
Class II                     $181      $560      $964   $2,095
--------------------------------------------------------------


                                       GARTMORE GVIT DEVELOPING MARKETS FUND | 5

MORE ABOUT THE FUND

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Fund may use the following additional principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Fund, including the Fund's other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

PREFERRED STOCK. Preferred stocks are a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common stock shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.

However, because of their dividend feature, preferred stocks may not fluctuate in value as much as the issuer's common stock unless the preferred stock is convertible into such common stock. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

The decision for the Fund to invest in the preferred stock of a company rather than (or in addition to) its common stock is dictated by market conditions. In addition, in some markets, preferred stock may be more liquid than common stock, enabling the Fund to sell the preferred stock more readily at the desired price while also incurring lower transaction costs (such as brokerage commissions).

CONVERTIBLE SECURITIES. Convertible securities--also known as convertibles--include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

DEPOSITARY RECEIPTS. The Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "depositary receipts"). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company, and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

6  |  GARTMORE GVIT DEVELOPING MARKETS FUND

PRINCIPAL RISKS

FOREIGN RISK. Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that the Fund will lose money.

o COUNTRY--General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in the country. These movements will affect the Fund's share price and the Fund's performance. The political, economic and social structures of some countries in which the Fund invests may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o FOREIGN MARKETS--Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

o GOVERNMENTAL SUPERVISION AND REGULATION/ACCOUNTING STANDARDS--Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Fund's portfolio managers to completely and accurately determine a company's financial condition.

o CURRENCY--A significant portion of the Fund's investments will generally be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

TEMPORARY INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if the Fund's subadviser believes that business, economic, political or financial conditions warrant, the Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's SAI.

                                       GARTMORE GVIT DEVELOPING MARKETS FUND | 7

MANAGEMENT

INVESTMENT ADVISER

Gartmore Global Asset Management Trust ("GGAMT"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Fund. GGAMT was organized in July, 2000 and advises mutual funds and other institutional separate accounts.

The Fund pays GGAMT a management fee, which is based on the Fund's average daily net assets. The total management fee (including fees paid to the subadviser) paid by the Fund for the fiscal year end ended December 31, 2004, expressed as a percentage of the Fund's average daily net assets, was 1.15%.

SUBADVISER

Gartmore Global Partners (GGP), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser to the Fund and manages its assets in accordance with its investment objective and strategies. GGP makes investment decisions for the Funds and executes those decisions by placing purchase and sell orders for securities.

Both the adviser and the subadviser are part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring ten affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom, and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Out of its management fee, GGAMT pays GGP an annual subadvisory fee, based on the Fund's average daily net assets, of 0.575%.

PORTFOLIO MANAGEMENT TEAM

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team and not just one investment manager. The following describes the persons primarily responsible for day-to-day management of the Fund.

Philip Ehrmann and Peter Dalgliesh of the Pacific and Emerging Markets Equity Team are the portfolio managers for the Fund. In that capacity, they are responsible for the day-to-day management of the Fund, including the selection of the Fund's investments.

Mr. Ehrmann joined GGP as Head of the Emerging Markets Equity team in 1995. He was appointed Head of the Pacific and Emerging Markets team in May 2000. Prior to joining GGP, Mr. Ehrmann was Director of Emerging Markets at Invesco.

Peter Dalgliesh joined GGP as an investment manager on the Pacific and Emerging Markets Equity team in March 2002. Prior to joining GGP, Mr. Dalgliesh spent seven years at Jupiter Asset Management where he was an Asia Pacific Equity Fund Manager.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

8  |  GARTMORE GVIT DEVELOPING MARKETS FUND

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND

Shares of the Fund may be sold to separate accounts of various insurance companies to fund benefits payable under variable insurance contracts. Insurance companies who provide additional services entitling them to receive 12b-1 fees may sell Class II shares. Shares of the Fund are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if the Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Fund currently sells Class II shares to separate accounts of affiliated and unaffiliated insurance companies. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Fund intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Fund is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative service fees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of the Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, NAV is based on the market value of the securities and other assets owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets owned by the Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Fund does not determine NAV on the following days:

o  New Year's Day
o  Martin Luther King, Jr. Day
o  Presidents' Day
o  Good Friday
o  Memorial Day
o  Independence Day
o  Labor Day
o  Thanksgiving Day
o  Christmas Day
o  Other days when the New York Stock Exchange is closed

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair

                                       GARTMORE GVIT DEVELOPING MARKETS FUND | 9

BUYING AND SELLING FUND SHARES (CON'T.)


value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Fund attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o  disrupt portfolio management strategies,
o  increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities such as the Fund may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high--yield
(junk) bonds and other types of investments that may not be frequently traded such as the Fund. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

10  |  GARTMORE GVIT DEVELOPING MARKETS FUND

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short term trading fee uniformerly to all such trades that the Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.


SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner


DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate its distributor for expenses associated with distributing and selling Class II shares of the Fund and providing shareholder services. Under that Distribution Plan, the Fund pays its distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable annuity contracts or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such options

These payments are often referred to as "revenue sharing payments." The level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o  GDSI and other affiliates of GMF
o broker-dealers and other financial intermediaries that sell such variable insurance contracts
o insurance companies that include shares of the Funds as underlying sub-account options

                                      GARTMORE GVIT DEVELOPING MARKETS FUND | 11

BUYING AND SELLING FUND SHARES (CON'T.)


Payments must be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary or their employees or associated persons to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing insurance companies
o sell shares of a Fund to you instead of shares of funds offered by competing fund families

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be affected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

12  |  GARTMORE GVIT DEVELOPING MARKETS FUND

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59_ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

                                      GARTMORE GVIT DEVELOPING MARKETS FUND | 13

FINANCIAL HIGHLIGHTS |Gartmore GVIT Developing Markets Fund

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LOWER THAN THOSE SHOWN. Because the Montgomery Variable Series: Emerging Markets Fund was reorganized into the Gartmore GVIT Developing Markets Fund (which was a shell fund having no previous operations) as of June 23, 2003, the financial highlights shown through June 22, 2003 are for the predecessor fund. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.



                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Net Realized
                                                                          and
SELECTED DATA                          Net Asset          Net      Unrealized
FOR EACH SHARE                            Value,   Investment           Gains   Total from          Net        Net
OF CAPITAL                          Beginning of       Income     (Losses) on   Investment   Investment   Realized           Total
OUTSTANDING                               Period       (Loss)     Investments   Activities       Income      Gains   Distributions
----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Year Ended December 31, 2000              $10.86       (0.03)          (3.07)       (3.10)           --         --              --
Year Ended December 31, 2001               $7.76         0.08          (0.62)       (0.54)           --         --              --
Year Ended December 31, 2002               $7.22         0.03          (0.73)       (0.70)       (0.01)         --          (0.01)
Year Ended December 31, 2003 (b)           $6.51         0.06            3.83         3.89       (0.01)         --          (0.01)
Year Ended December 31, 2004              $10.39         0.07            1.90         1.97       (0.06)     (0.47)          (0.53)
----------------------------------------------------------------------------------------------------------------------------------






                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                           Ratio of Net        Expenses         (Loss)
                                   Net                                       Investment       (Prior to      (Prior to
SELECTED DATA                    Asset             Net Assets     Ratio of       Income      Reimburse-     Reimburse-
FOR EACH SHARE                  Value,                 at End     Expenses    (Loss) to       ments) to      ments) to
OF CAPITAL                      End of      Total   of Period   to Average  Average Net     Average Net    Average Net     Portfolio
OUTSTANDING                     Period     Return      (000s)   Net Assets       Assets      Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------

Year Ended December 31, 2000      $7.76  (28.55%)    $100,730        1.56%      (0.34%)           1.81%        (0.59%)       103.00%
Year Ended December 31, 2001      $7.22   (6.96%)    $100,899        1.59%        1.19%           1.67%          1.11%       118.00%
Year Ended December 31, 2002      $6.51   (9.68%)     $75,321        1.60%        0.44%           1.68%          0.36%        97.00%
Year Ended December 31, 2003 (b) $10.39    59.70%    $165,601        1.64%        0.75%           1.80%          0.60%       167.45%
Year Ended December 31, 2004     $11.83    19.78%    $194,898        1.78%        0.69%             (c)            (c)       167.98%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Upon reorganization on June 23, 2003, the existing shares of the Fund were designated Class II shares.
(c)  There were no fee reductions during the period.

14  |  GARTMORE GVIT DEVELOPING MARKETS FUND

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                                      GARTMORE GVIT DEVELOPING MARKETS FUND | 15
                       this page intentionally left blank.




16  |  GARTMORE GVIT DEVELOPING MARKETS FUND

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o  Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428








                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                              PR-GVIT-MMKT2 4/05

LEADERSHIP Series


Gartmore GVIT Nationwide Leaders Fund
Gartmore GVIT U.S. Growth Leaders Fund
Gartmore GVIT Worldwide Leaders Fund



[LOGO]


FUNDPROSPECTUS




                               [LOGO]    | May 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




                                                           WWW.GARTMOREFUNDS.COM

TABLE OF CONTENTS

             FUND SUMMARIES

         3   GARTMORE GVIT NATIONWIDE LEADERS FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

         6   GARTMORE GVIT U.S. GROWTH LEADERS FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

         9   GARTMORE GVIT WORLDWIDE LEADERS FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

        12   MORE ABOUT THE FUNDS
             Principal Investments and Techniques
             Principal Risks
             Temporary Investments
             Selective Disclosure of Portfolio Holdings

        14   MANAGEMENT
             Investment Adviser
             Subadviser -- Gartmore GVIT Worldwide Leaders Fund
             Additional Information about the Portfolio Managers

        16   BUYING AND SELLING FUND SHARES
             Who Can Buy Shares of the Funds
             Purchase Price
             Fair Valuation
             Selling Shares
             Restrictions on Sales
             Excessive or Short-Term Trading
             Monitoring of Trading Activity
             Restrictions on Transactions
             Short-Term Trading Fees
             Distribution Plan
             Revenue Sharing

        20   DISTRIBUTIONS AND TAXES
             Dividends and Distributions
             Tax Status

        21   FINANCIAL HIGHLIGHTS

BACK COVER   ADDITIONAL INFORMATION




                                                           LEADERSHIP SERIES | 1

Gartmore GVIT Leadership Series




FUND SUMMARIES

This prospectus provides information about three funds (the "Funds") of Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds", beginning on page 12. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

Because these Funds invest in fewer underlying securities than most mutual funds, they each may present substantially higher risks and greater volatility than other funds. Each Fund may not be appropriate for all investors. The Fund Summaries contain discussions of the principal risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

The Funds have three different share classes-- Class I, Class II and Class III. The share classes have different expenses and are available for purchase through different variable insurance contracts. This prospectus provides information with respect to all three share classes of the Funds.

For more information about who may purchase the different share classes, see, "Buying and Selling Fund Shares" on page 16.


2  |  LEADERSHIP SERIES

FUND SUMMARIES | Gartmore GVIT Nationwide Leaders Fund

-------------------------------------------------------------------------------
TOTAL RETURN
GENERALLY, TOTAL RETURN MEANS A COMBINATION OF INCOME AND CAPITAL APPRECIATION. IN OTHER WORDS, THE FUND LOOKS FOR STOCKS AND OTHER SECURITIES THAT MAY PAY DIVIDENDS AND OTHER INCOME, INSTEAD OF RELYING SOLELY ON THE SECURITY'S PROSPECTS FOR INCREASING IN VALUE. BECAUSE, IN MOST CASES, A STOCK IS MORE CERTAIN TO PAY ITS SCHEDULED DIVIDENDS THAN INCREASE IN VALUE, A TOTAL RETURN APPROACH CAN HELP A FUND ACHIEVE MORE STABLE, DEPENDABLE RETURNS.

-------------------------------------------------------------------------------

U.S. LEADERS
A U.S. LEADER IS DEFINED AS A U.S. COMPANY WITH A STRONG FRANCHISE CAPABLE OF TAKING ADVANTAGE OF ITS POSITIONING IN THE MARKETPLACE. THE RATIONALE FOR INVESTING IN U.S. LEADERS ARISES FROM THE EXPECTATION THAT THESE COMPANIES WILL DOMINATE THEIR RESPECTIVE INDUSTRIES DUE TO THEIR REPUTATION OF HAVING QUALITY MANAGEMENT AND SUPERIOR PRODUCTS AND SERVICES. A COMPANY IS CONSIDERED TO BE A U.S. COMPANY IF IT IS ORGANIZED UNDER THE LAWS OF THE U.S., HAS A PRINCIPAL PLACE OF BUSINESS IN THE U.S. OR ITS STOCK IS TRADED PRIMARILY IN THE U.S.

-------------------------------------------------------------------------------

MARKET CAPITALIZATION
MARKET CAPITALIZATION IS A COMMON WAY TO MEASURE THE SIZE OF A COMPANY BASED ON THE PRICE OF ITS COMMON STOCK. IT IS SIMPLY THE NUMBER OF OUTSTANDING SHARES OF THE COMMON STOCK OF THE COMPANY MULTIPLIED BY THE CURRENT SHARE PRICE.
-------------------------------------------------------------------------------

OBJECTIVES AND PRINCIPAL STRATEGIES

The Fund seeks a high total return from a concentrated portfolio of U.S. securities.

To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities of U.S. Leaders, primarily in common stocks and convertible securities. The Fund's portfolio manager generally intends to be fully invested in these securities. The Fund's portfolio manager seeks companies which generally meet one of the following character traits:

o  above average revenue growth,
o  consistent earnings growth,
o  above average earnings growth, or
o  the price of the security is attractive.

The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500 Index(R). The Fund may engage in securities lending in order to generate additional income for the Fund.

In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the turnover rate of the Fund. The portfolio manager participates in frequent portfolio transactions, which will lead to higher transaction costs. The Fund will sell portfolio securities based on the following criteria:

o  The outlook of a company's earnings growth becomes less attractive.
o  More favorable opportunities are identified.
o  There is a significant increase in share price.

Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of all or part of the securities of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund's share price.

                                                          LEADERSHIP SERIES | 3

Gartmore GVIT Nationwide Leaders Fund (con't.)


SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" on page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total return over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS III SHARES 1

2002        -5.8%
2003        25.6%
2004        18.8%


BEST QUARTER:          14.4%        2ND QTR. OF 2003
WORST QUARTER:        -16.3%        3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                SINCE
                              1 YR        INCEPTION 1
-----------------------------------------------------
Class I Shares 2             18.79%            11.98%
-----------------------------------------------------
Class II Shares 3            18.52%            11.73%
-----------------------------------------------------
Class III Shares 4           18.77%            12.01%
S&P 500(R)Index 5            10.87%             3.59%
-----------------------------------------------------

1  The Fund commenced operations on December 31, 2001.
2 These returns until the creation of the Class I shares (May 9, 2002) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class I shares would have produced because all classes of shares invest in the same portfolio of securities.
3 These returns until the creation of Class II shares (December 31, 2004) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
4 For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 18 for more information.
5 The S&P 500(R) Index is an unmanaged index of 500 widely held stocks of large U.S. companies. Unlike mutual funds, the S&P 500 Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

4  |  LEADERSHIP SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                              CLASS I      CLASS II      CLASS III
------------------------------------------------------------------
Shareholder Fees
(paid directly from your
investment) 1                     N/A           N/A            N/A
------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed) 2                       N/A           N/A          1.00%
------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees                 0.90%         0.90%          0.90%
------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                     None         0.25%           None
------------------------------------------------------------------
Other Expenses                  0.29%         0.29%          0.27%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES BEFORE FEE WAIVERS/
EXPENSE REIMBURSEMENTS          1.19%         1.44%          1.17%
------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursements          0.00%         0.00%          0.00%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENTS) 3 4     1.19%         1.44%          1.17%
------------------------------------------------------------------
1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 18.

3 Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser, and the Fund have entered into a written contract limiting total fund operating expenses (excluding certain Fund expenses including, but not limited to, taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.10% for each Class at least through May 1, 2006. Becuase of the exclusion of these Fund expenses from the expense limitation, no fees are being waived or expenses reimbursed. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

4 Because there are certain exclusions from the expense limitation, "Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements" could increase above the amounts shown in the table; specifically, because administrative services fees (which are included in "Other Expenses") could increase above their current levels to a maximum of 0.25% under the Trust's administrative services plan, the "Total Annual Fund Operating Expenses" could increase to 1.29% for Class I and Class III shares and 1.54% for Class II shares before GMF would be required to limit the Fund's expenses. At this time, "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund; if additional relationships were entered into, the Fund might be required to pay up to 0.25% in administrative services fees, and the "Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements" could rise to the levels described above.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $121      $378      $654   $1,443
--------------------------------------------------------------
Class II                     $147      $456      $787   $1,724
--------------------------------------------------------------
Class III                    $119      $372      $644   $1,420
--------------------------------------------------------------

                                                          LEADERSHIP SERIES | 5

FUND SUMMARIES | Gartmore GVIT U.S. Growth Leaders Fund

-------------------------------------------------------------------------------
U.S. GROWTH LEADERS
A U.S. GROWTH LEADER IS DEFINED AS A U.S. COMPANY WITH A STRONG AND IMPROVING FRANCHISE THAT IS WELL POSITIONED TO TAKE ADVANTAGE OF GROWTH OPPORTUNITIES. THE RATIONALE FOR INVESTING IN U.S. GROWTH LEADERS ARISES FROM THE EXPECTATION THAT THESE COMPANIES, WHICH WILL DEMONSTRATE HIGH GROWTH POTENTIAL, WILL DOMINATE THEIR RESPECTIVE INDUSTRIES DUE TO THEIR REPUTATION OF HAVING QUALITY MANAGEMENT AND SUPERIOR PRODUCTS AND SERVICES. A COMPANY IS CONSIDERED TO BE A U.S. COMPANY IF IT IS ORGANIZED UNDER THE LAWS OF THE U.S., HAS A PRINCIPAL PLACE OF BUSINESS IN THE U.S. OR ITS STOCK IS TRADED PRIMARILY IN THE U.S.

-------------------------------------------------------------------------------

MARKET CAPITALIZATION
MARKET CAPITALIZATION IS A COMMON WAY TO MEASURE THE SIZE OF A COMPANY BASED ON THE PRICE OF ITS COMMON STOCK; IT IS SIMPLY THE NUMBER OF OUTSTANDING SHARES OF THE COMMON STOCK OF THE COMPANY MULTIPLIED BY THE CURRENT SHARE PRICE.
-------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term growth.

To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of U.S. Growth Leaders. The portfolio managers generally intend to be fully invested in these securities. The Fund's portfolio managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund typically focuses its investments in a core group of 20 to 30 common stocks of larger capitalization companies.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund will primarily invest in common stocks of companies whose market capitalization at the time of investment is similar to the market capitalizations of companies in the S&P 500(R) Index. The Fund may also invest in indexed/ structured securities and may engage in securities lending in order to generate additional income for the Fund.

The Fund's portfolio managers usually will sell portfolio securities if:

o  It is unlikely earnings expectations will be met.
o  The price of the security is or becomes overvalued.
o  The outlook for a company's earnings growth becomes less attractive.
o  More favorable opportunities are identified.

The Fund will invest at least 25% of its total assets in a group of companies in software and related technology industries.

In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the portfolio turnover rate of the Fund. The portfolio managers participate in frequent portfolio transactions, which will lead to higher transaction costs.

Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio managers' ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 20 to 30 stocks, this risk may be increased.

6  |  LEADERSHIP SERIES

CONCENTRATION RISK. The Fund invests 25% or more of its assets in companies in software and other technology-related industries. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry of concentration. In addition to these general risk factors, the Fund may be especially susceptible to factors affecting software and other technology-related industries such as abrupt or erratic price movements due to the rapid pace of product change and development and significant competitive pressures.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of all or part of the securities of the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund, and may increase the volatility of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" on page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS III SHARES 1:

2002     -23.6%
2003      52.4%
2004      12.4%


BEST QUARTER:          24.5%        2ND QTR. OF 2003
WORST QUARTER:        -15.7%        2ND QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                     SINCE
                                    1 YR       INCEPTION 1
----------------------------------------------------------
Class I Shares 2                  12.41%             9.23%
----------------------------------------------------------
Class II Shares 3                 12.10%             9.08%
----------------------------------------------------------
Class III Shares 4                12.45%             9.40%
----------------------------------------------------------
Standard & Poor's(R)500 Index 5   10.87%             3.59%
----------------------------------------------------------

1  The Fund commenced operations on December 31, 2001.

2 These returns until the creation of the Class I shares (June 3, 2002) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I shares would have produced because all classes of shares invest in the same portfolio of securities.

3 These returns until the creation of Class II shares (March 21, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

4 For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 18 for more information.

5 The S&P 500(R) Index is an unmanaged index of 500 widely held stocks of large U.S. companies that is a broad measure of how the stock prices of large U.S. companies have performed. Unlike mutual funds, the S&P 500 Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

                                                           LEADERSHIP SERIES | 7

Gartmore GVIT U.S. Growth Leaders Fund (CON'T.)


FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                              CLASS I      CLASS II      CLASS III
------------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1                N/A           N/A            N/A
------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed) 2                       N/A           N/A          1.00%
------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
------------------------------------------------------------------
Management Fees 3               0.90%         0.90%          0.90%
------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                     None         0.25%           None
------------------------------------------------------------------
Other Expenses                  0.26%         0.26%          0.26%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES BEFORE FEE WAIVERS/
EXPENSE REIMBURSEMENTS          1.16%         1.41%          1.16%
------------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursements          0.00%         0.00%          0.00%
------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENTS) 4       1.16%         1.41%          1.16%
------------------------------------------------------------------
1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 18.

3 The management fee shown above is a base fee and may be higher or lower depending upon the Fund's performance relative to its benchmark, the S&P 500 Index. For more information concerning this Fund see the section entitled "Management" on page 14.

4 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, taxes, interest, brokerage commissions, Rule 12b-1 fees, short sale dividend expenses, administrative service fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.15% for each class at least through May 1, 2006. Becuase of the exclusion of these Fund expenses from the expense limitation, no fees are being waived or expenses reimbursed. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursements to GMF must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. 5 Because there are certain exclusions from the expense limitation, "Total Annual Fund Operating Expenses (After Fee Waivers/Expense Reimbursements)" could increase above the amounts shown in the table; specifically, because administrative services fees (which are included in "Other Expenses") could increase above their current levels to a maximum of up to 0.25% under the Trust's administrative services plan, the "Total Annual Fund Operating Expenses (After Fee Waivers/Expense Reimbursements)" could increase to 1.26% for Class I and Class III shares and 1.51% for Class II shares before GMF would be required to limit the Fund's expenses. At this time, "Other Expenses" do not reflect the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund; if additional relationships are entered into, the Fund might be required to pay up to 0.25% in administrative services fees, and the "Total Annual Fund Operating Expenses (After Fee Waivers/Expense Reimbursements)" could rise to the levels described above.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $118      $368      $638   $1,409
--------------------------------------------------------------
Class II                     $144      $446      $771   $1,691
--------------------------------------------------------------
Class III                    $118      $368      $638   $1,409
--------------------------------------------------------------


8  |  LEADERSHIP SERIES

FUND SUMMARIES | Gartmore GVIT Worldwide Leaders Fund

--------------------------------------------------------------------------------
A "WORLDWIDE LEADER"
IS A COMPANY LOCATED ANYWHERE IN THE WORLD THAT, BASED ON GGP'S ASSESSMENT, IS WELL POSITIONED TO TAKE ADVANTAGE OF GROWTH OPPORTUNITIES IN ITS INDUSTRY. THE "WORLDWIDE LEADERS" IN WHICH THE FUND INVESTS INCLUDE EQUITY SECURITIES OF COMPANIES THAT GGP BELIEVES OFFER LONG-TERM, STRATEGIC GROWTH OPPORTUNITIES BECAUSE OF THEIR STRONG COMPETITIVE ADVANTAGE WITHIN KEY GROWTH SEGMENTS AND COMPANIES THAT GGP BELIEVES OFFER SHORT-TERM TACTICAL OPPORTUNITIES BASED ON CURRENT CIRCUMSTANCES. GGP VARIES THE COMBINATION OF SECURITIES CHOSEN FOR THE FUND BASED ON MARKET CONDITIONS AND THE OPPORTUNITIES AVAILABLE.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long term capital growth.

GMF has chosen Gartmore Global Partners ("GGP") as a subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions the Fund invests at least 80% of its net assets in equity securities of companies throughout the world, including the U.S. Some of the companies will be multi-national companies operating throughout the world, while others will be located in, and tied economically primarily to, one country. Under normal conditions, the Fund will be invested in at least three different countries.

GGP chooses equity securities of companies that it considers being "worldwide leaders." Specifically, through its research process, GGP looks to evaluate which industries offer the most attractive growth rates and which companies have earnings potential greater than that expected by the stock markets in which the Fund's securities are traded.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 30 companies.

GGP primarily invests in equity securities, which may include common stocks, equity interests in investment funds or trusts, warrants, and depositary receipts for any of the foregoing. The Fund may utilize derivatives, primarily futures and options, for efficient portfolio management and may engage in securities lending in order to generate additional income for the Fund.

The heart of GGP's investment philosophy lies in the discovery of the unexpected; the ability of a company's earnings to exceed or be sustained beyond market expectations. Share prices usually reflect what the market expects. GGP seeks out companies where they believe the market has underestimated the prospects for earnings potential. Just as importantly, GGP avoids those where future earnings are likely to disappoint.

GGP generates proprietary research to form an independent perspective. This independent perspective is the basis of its valuation. GGP compares its valuation to the market to pinpoint those companies whose prospects are better or worse than the market's consensus. GGP aims to provide strong performance by investing in companies where it believes the market has underestimated the prospects for earnings potential. The heart of GGP's investment strategy focuses on identifying the potential for unexpected earnings growth by the stringent analysis of strategic factors, industry dynamics, and the assessment of individual company franchises.

In making decisions on whether to buy or sell a security, GGP is not limited by the portfolio turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs.

Pending investment of cash balances, or if GGP believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

                                                           LEADERSHIP SERIES | 9

Gartmore GVIT Worldwide Leaders Fund (CON'T.)


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 30 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities of the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund, and may increase the volatility of the Fund.

DERIVATIVES RISK. The Fund may invest in derivatives, primarily futures and options. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill their obligations. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 12.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-or variability-of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1998    19.1%
1999    22.9%
2000   -12.3%
2001   -18.8%
2002   -25.4%
2003    36.1%
2004    15.7%


BEST QUARTER:          19.1%        4TH QTR. OF 1998
WORST QUARTER:        -22.1%        3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004 2:

                                                          SINCE
                              1 YR         5 YRS    INCEPTION 3
---------------------------------------------------------------
Class I Shares 1            15.67%        -3.52%          3.03%
---------------------------------------------------------------
Class II Shares 4           15.67%        -3.53%          2.94%
---------------------------------------------------------------
Class III Shares 5          15.67%        -3.52%          3.03%
---------------------------------------------------------------
Morgan Stanley Capital
International (MSCI)
World Index 6               15.25%        -2.05%          5.35%
---------------------------------------------------------------

1 The existing shares of the Funds were designated Class I shares as of May 1, 2001.

2 Until May 1, 2000, the Fund was managed as a global equity fund, and up until that date, this performance represents this more diversified strategy.

3  The Fund commenced operations on October 31, 1997.

4 These returns until the creation of the Class II shares (December 31, 2004) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. For Class II shares, these returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

5 These returns until the creation of Class III shares (May 2, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns

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   do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 18 for more information.

6 The Morgan Stanley Capital International (MSCI) World Index-- an unmanaged index of companies whose securities are listed on the stock exchanges of the U.S., Europe, Canada, Australia, and the Far East--is a broad measure of how the stock prices of these companies have performed. Unlike mutual funds, the MSCI World Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest

                           CLASS I      CLASS II      CLASS III
---------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1             N/A           N/A            N/A
---------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed) 2                    N/A           N/A          1.00%
---------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
---------------------------------------------------------------
Management Fees              1.00%         1.00%          1.00%
---------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                  None         0.25%           None
---------------------------------------------------------------
Other Expenses               0.25%         0.25%          0.25%
---------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES           1.25%         1.50%          1.25%
---------------------------------------------------------------
1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 18.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $127      $397      $686   $1,511
--------------------------------------------------------------
Class II                     $153      $474      $818   $1,791
--------------------------------------------------------------
Class III                    $127      $397      $686   $1,511
--------------------------------------------------------------


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MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following additional principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Funds, including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES (GARTMORE GVIT NATIONWIDE LEADERS FUND). Convertible securities--also known as convertibles--include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non- convertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (GARTMORE GVIT WORLDWIDE LEADERS FUND). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

DEPOSITARY RECEIPTS (GARTMORE GVIT WORLDWIDE LEADERS FUND). A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, depositary receipts).

Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the underlying securities of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

DERIVATIVES (GARTMORE GVIT WORLDWIDE LEADERS FUND). The Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

PRINCIPAL RISKS

FOREIGN RISK (GARTMORE GVIT WORLDWIDE LEADERS FUND). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

o COUNTRY--General securities market movements in any country in which the Fund has investments are likely to affect the value of the Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o FOREIGN MARKETS--Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying and selling securities often may be higher in foreign countries than they are in the United States. These factors can reduce the amount the Funds can earn on their investments.

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

o GOVERNMENTAL SUPERVISION AND REGULATION/ ACCOUNTING STANDARDS-- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

o CURRENCY--Some of the Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

                                                          LEADERSHIP SERIES | 13

MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of each of the Funds. GMF was organized in 1999, and advises mutual funds.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

The Gartmore GVIT Nationwide Leaders Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The total management fee paid by the Fund for the fiscal year ended December 31, 2004, expressed as a percentage of the Fund's average net assets and not taking into account any applicable waivers, was 0.90%.

The Gartmore GVIT Worldwide Leaders Fund pays GMF an annual management fee, which is based on the Fund's average daily net assets. The total management fee (including fees paid to subadvisers) paid by the Fund for the fiscal year ended December 31, 2004-- expressed as a percentage of the Fund's average daily net assets and not taking into account any applicable waivers-- was 1.00%.

The Gartmore GVIT U.S. Growth Leaders Fund pays GMF an investment advisory fee that can vary depending on the Fund's performance relative to its benchmark, the S&P 500 Index. This performance fee is intended to either reward or penalize the investment adviser for outperforming or underperforming, respectively, the S&P 500 Index.

The base rate and the performance rate are applied in two seperate steps. First the base rate (which is an annual fee, calculated each quarter) as adjusted for any applicable Base Fee Breakpoints as described in the chart on this page, is applied to the Fund's average net assets over the current quarter. Second, the performance adjustment rate is applied to the Fund's average net assets over the rolling 36-month performance period. The corresponding dollar values of the base fee and the performance adjustment percentage are then added (or subtracted, as applicable) to arrive at the Fund's overall advisory fee for the current period. Thus, if the Fund outperforms the S&P 500 by 12% or more over a rolling 36-month period, the Fund will pay the maximum management fees listed below. No adjustment will take place if the under-or-over perform is less than 12%.

The following table shows the performance adjustment rate applicable to the Fund's base fee (as such base fee may be adjusted for breakpoints). Under the performance fee arrangement, GMF can receive a performance fee increase even if the Fund's performance while negative exceeds its benchmark by more than 12%. The SAI contains more detailed information about any possible performance adjustments.

NET ASSETS                 MINIMUM          BASE        MAXIMUM
                               FEE           FEE            FEE
---------------------------------------------------------------
0--$500 million              0.68%         0.90%          1.12%
---------------------------------------------------------------
500 million--$2 billion      0.62%         0.80%          0.98%
---------------------------------------------------------------
$2 billion or more           0.59%         0.75%          0.91%
---------------------------------------------------------------

The total management fee paid by the Fund for the fiscal year ended December 31, 2004 --expressed as an annualized percentage of quarterly average assets and not taking into account any applicable waivers--was 0.90%.

PORTFOLIO MANAGER--GARTMORE GVIT NATIONWIDE LEADERS FUND

Gary D. Haubold is the portfolio manager of the Fund. As portfolio manager, Mr. Haubold is responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr. Haubold, CFA, has 20 years of investment experience and joined GMF in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. From 1997 to 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter and Associates. Prior to joining Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrerd, which is now part of Morgan Stanley Asset Management.

PORTFOLIO MANAGERS--GARTMORE GVIT
U.S. GROWTH LEADERS FUND

Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000.

Mr. Burtnick joined GMF in May 2002 from Brown Brothers Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group which focused on portfolio construction and risk management issues for institutional investors and hedge funds.

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

SUBADVISER--GARTMORE GVIT
WORLDWIDE LEADERS FUND

Gartmore Global Partners ("GGP"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, an affiliate of GMF, is the subadviser to the Gartmore Worldwide Leaders Fund. Subject to the supervision of GMF and the Trustees, GGP manages the Gartmore GVIT Worldwide Leaders Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for the Gartmore GVIT Worldwide Leaders Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Out of its management fee, GMF paid GGP an annual subadvisory fee for the fiscal year ended December 31, 2004--expressed as a percentage of the Fund's average daily net assets--of 0.60%.

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the person primarily responsible for the day-to-day management of the Gartmore GVIT Worldwide Leaders Fund.

PORTFOLIO MANAGEMENT TEAM

Neil Rogan is the leader of the portfolio management team responsible for day-to-day management of the Gartmore GVIT Worldwide Leaders Fund. He also manages the Gartmore Worldwide Leaders Fund and other investment companies not offered in the U.S. Mr. Rogan joined Gartmore Investment Management plc, an affiliate of GGP, as head of Asia Pacific Equities in September 1997. In December 1999, he was appointed head of International Equities with responsibility for the Asia Pacific, Emerging Markets, Japanese, US and Global Equities management teams. In January 2001 Mr. Rogan undertook responsibility for the Global Equity Team. Prior to joining Gartmore, Mr. Rogan worked for Touche Remnant, where he specialized in Pacific & Emerging Markets (1982-1985), Flemings in London, where he was appointed head of the Pacific Region Portfolios Group in 1989 (1985-1992) and Jardine Fleming Investment Management in Hong Kong, where he served as a director and senior fund manager (1992-1997). Mr. Rogan is also an associate member of the UK Society of Investment Professionals.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

                                                          LEADERSHIP SERIES | 15

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its affiliate insurance companies (collectively, "Nationwide"), to fund benefits payable under variable insurance contracts. Class III shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive 12b-1 fees, may sell Class II shares. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Funds will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative services fees. These fees are paid by the Funds to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its "net asset value" (NAV) next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

o  New Year's Day
o  Martin Luther King, Jr. Day
o  Presidents' Day
o  Good Friday
o  Memorial Day
o  Independence Day
o  Labor Day
o  Thanksgiving Day
o  Christmas Day
o  Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain

16  |  LEADERSHIP SERIES
events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o  disrupt portfolio management strategies,
o  increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities such as the Gartmore GVIT Worldwide Leaders Fund may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high--yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

                                                          LEADERSHIP SERIES | 17

BUYING AND SELLING FUND SHARES (CON'T.)


Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restriction uniformly to all such trades that the fund indentifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:


o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner


18  |  LEADERSHIP SERIES

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the following Funds to compensate the distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o  GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

                                                          LEADERSHIP SERIES | 19

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

20  |  LEADERSHIP SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Nationwide Leaders Fund


The financial highlights tables are intended to help you understand a Fund's financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statement, is included in the annual report, which is available upon request.

                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                                                Net Realized
                                Net Asset                                and
SELECTED DATA                       Value        Net              Unrealized
FOR EACH SHARE                  Beginning Investment                   Gains   Total from         Net       Net
OF CAPITAL                             of     Income Redemption  (Losses) on   Investment  Investment  Realized          Total
OUTSTANDING                        Period     (Loss)       Fees  Investments   Activities      Income     Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2002 (c)            $11.20       0.03       0.02       (1.75)       (1.70)      (0.06)         -         (0.06)
Year Ended December 31, 2003        $9.44       0.01       0.01         2.37         2.39      (0.02)         -         (0.02)
Year Ended December 31, 2004       $11.81       0.06       0.01         2.15         2.22      (0.05)    (0.20)         (0.25)
------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2001 (d)            $10.00          -          -         0.08         0.08           -         -              -
Year Ended December 31, 2002       $10.08       0.04       0.02       (0.64)       (0.58)      (0.06)         -         (0.06)
Year Ended December 31, 2003        $9.44       0.01       0.01         2.39         2.41      (0.02)         -         (0.02)
Year Ended December 31, 2004       $11.83       0.06       0.01         2.15         2.22      (0.05)    (0.20)         (0.25)
------------------------------------------------------------------------------------------------------------------------------





                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                           Ratio of Net        Expenses         (Loss)
                                  Net                                        Investment       (Prior to      (Prior to
SELECTED DATA                   Asset              Net Assets     Ratio of       Income      Reimburse-     Reimburse-
FOR EACH SHARE                 Value,                  at End     Expenses    (Loss) to       ments) to      ments) to
OF CAPITAL                     End of       Total   of Period   to Average  Average Net     Average Net    Average Net     Portfolio
OUTSTANDING                    Period      Return      (000s)   Net Assets       Assets      Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2002 (c)         $9.44 (15.17%)(e)        $247     1.12%(f)     1.03%(f)             (g)            (g)       105.28%
Year Ended December 31, 2003   $11.81     25.38%         $530        1.14%        0.05%             (g)            (g)       244.94%
Year Ended December 31, 2004   $13.78     18.79%         $927        1.19%        0.55%             (g)            (g)       259.37%
------------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2001 (d)        $10.08    0.80%(e)      $1,008     1.25%(f)   (0.16%)(f)     20.55%(f)      (19.46%)(f)         0.00%
Year Ended December 31, 2002    $9.44     (5.78%)      $8,463        1.15%        0.80%         1.16%            0.79%       105.28%
Year Ended December 31, 2003   $11.83      25.59%      $8,801        1.13%        0.16%           (g)              (g)       244.94%
Year Ended December 31, 2004   $13.80      18.77%      $9,617        1.17%        0.48%           (g)              (g)       259.37%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from May 9, 2002 (recommencement of operations) through December 31, 2002.
(d) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 31, 2001. On the effective date, the net asset value was $10.08 per share.
 (e)Not annualized.
 (f)Annualized.
 (g)There were no fee reductions during the period.

                                                          LEADERSHIP SERIES | 21

FINANCIAL HIGHLIGHTS | Gartmore GVIT U.S. Growth Leaders Fund


                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net       Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment  Realized          Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income     Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002 (c)  $8.64     (0.02)          0.01       (1.07)      (1.08)        -              -
Year Ended December 31, 2003        $7.56     (0.02)          0.01         3.95        3.94    (0.76)         (0.76)
Year Ended December 31, 2004       $10.74     (0.08)             -         1.36        1.28    (0.46)         (0.46)
------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2003 (d)  $8.17     (0.02)          0.01         3.36        3.35    (0.76)         (0.76)
Year Ended December 31, 2004       $10.76     (0.08)             -         1.33        1.25    (0.46)         (0.46)
------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended December 31, 2001 (e) $10.00          -             -       (0.08)      (0.08)        -              -
Year Ended December 31, 2002        $9.92     (0.05)          0.01       (2.30)      (2.34)        -              -
Year Ended December 31, 2003        $7.58     (0.03)          0.01         3.99        3.97    (0.76)         (0.76)
Year Ended December 31, 2004       $10.79     (0.11)             -         1.40        1.29    (0.46)         (0.46)
------------------------------------------------------------------------------------------------------------------------------




                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                       Net                                      Investment    (Prior to      (Prior to
SELECTED DATA                        Asset             Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                      Value,                 at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                          End of       Total  of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                         Period      Return     (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2002 (c)   $7.56 (12.50%)(f)       $476    1.16%(g)   (0.56%)(g)          (h)            (h)       754.41%
Year Ended December 31, 2003        $10.74      52.14%     $6,199       1.19%      (0.50%)          (h)            (h)       580.71%
Year Ended December 31, 2004        $11.56      12.41%     $6,369       1.29%      (0.77%)          (h)            (h)       520.00%
------------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2003 (d)  $10.76   41.02%(f)     $4,101    1.43%(g)   (0.66%)(g)          (h)            (h)       580.71%
Year Ended December 31, 2004        $11.55      12.10%    $10,593       1.53%      (1.03%)          (h)            (h)       520.00%
------------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended December 31, 2001 (e)   $9.92  (0.80%)(f)     $2,976    1.25%(g)   (0.40%)(g)     7.56%(g)     (6.71%)(g)         9.71%
Year Ended December 31, 2002         $7.58    (23.59%)     $6,501       1.10%      (0.64%)          (h)            (h)       754.41%
Year Ended December 31, 2003        $10.79      52.39%    $54,959       1.19%      (0.50%)          (h)            (h)       580.71%
Year Ended December 31, 2004        $11.62      12.45%    $33,158       1.29%      (0.77%)          (h)            (h)       520.00%
------------------------------------------------------------------------------------------------------------------------------------


(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from June 3, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from March 21, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $9.92 per share.
(f)  Not annualized.
(g)  Annualized.
(h)  There were no fee reductions during the period.

22  |  LEADERSHIP SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Worldwide Leaders Fund


                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------
                                                                Net Realized
                                Net Asset                                and
SELECTED DATA                       Value        Net              Unrealized
FOR EACH SHARE                  Beginning Investment                   Gains   Total from         Net       Net
OF CAPITAL                             of     Income Redemption  (Losses) on   Investment  Investment  Realized          Total
OUTSTANDING                        Period     (Loss)       Fees  Investments   Activities      Income     Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000       $13.89       0.13     (1.81)       (1.68)       (0.11)      (0.44)    (0.01)         (0.56)
Year Ended December 31, 2001 (c)   $11.65       0.07     (2.26)       (2.19)       (0.18)           -         -         (0.18)
Year Ended December 31, 2002        $9.28     (0.04)     (2.29)       (2.33)       (0.08)           -    (0.02)         (0.10)
Year Ended December 31, 2003        $6.85       0.01       2.46         2.47            -           -         -              -
Year Ended December 31, 2004        $9.32       0.09       1.37         1.46            -           -         -              -
------------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARE
Period Ended December 31, 2003 (d)  $6.89     (0.01)       2.44         2.43            -           -         -              -
Year Ended December 31, 2004        $9.32       0.09       1.37         1.46            -           -         -              -
------------------------------------------------------------------------------------------------------------------------------------



                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                           Ratio of Net        Expenses         (Loss)
                                      Net                                    Investment       (Prior to      (Prior to
SELECTED DATA                       Asset           Net Assets    Ratio of       Income      Reimburse-     Reimburse-
FOR EACH SHARE                     Value,               at End    Expenses    (Loss) to       ments) to      ments) to
OF CAPITAL                         End of      Total of Period  to Average  Average Net     Average Net    Average Net     Portfolio
OUTSTANDING                        Period     Return    (000s)  Net Assets       Assets      Assets (a)     Assets (a)  Turnover (a)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000       $11.65   (12.32%)   $81,359       1.20%        1.01%           1.42%          0.79%       184.98%
Year Ended December 31, 2001 (c)    $9.28   (18.81%)   $70,469       1.20%        0.66%           1.30%          0.56%       128.06%
Year Ended December 31, 2002        $6.85   (25.39%)   $26,467       1.32%        0.29%           1.32%          0.29%       529.97%
Year Ended December 31, 2003        $9.32     36.06%   $27,624       1.32%        0.30%             (g)            (g)       603.34%
Year Ended December 31, 2004       $10.78     15.67%   $28,776       1.25%        0.95%             (g)            (g)       452.01%
------------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARE
Period Ended December 31, 2003 (d)  $9.32  35.27%(e)    $5,853    1.35%(f)   (0.31%)(f)             (g)            (g)       603.34%
Year Ended December 31, 2004       $10.78     15.67%    $7,376       1.25%        0.94%             (g)            (g)       452.01%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period May 2, 2003 (commencement of operations) through December 31, 2003.
(e)  Not annualized.
(f)  Annualized.
(g)  There were no fee reductions during the period.

                                                          LEADERSHIP SERIES | 23

                       This page intentionally left blank.

24  |  LEADERSHIP SERIES

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o  Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428






                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                               PR-GVIT-LDRS 4/05

GARTMORE Variable Insurance Trust

Dreyfus GVIT Mid Cap Index Fund (Class II)


[LOGO]


FUNDPROSPECTUS

                             [LOGO] | May 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                           WWW.GARTMOREFUNDS.COM

TABLE OF CONTENTS

            FUND SUMMARY

         3  DREYFUS GVIT MID CAP INDEX FUND
            Objective and Principal Strategies
            Principal Risks
            Performance
            Fees and Expenses

         5  MORE ABOUT THE FUND
            Principal Investments and Techniques
            Temporary Investments
            Selective Disclosure of Portfolio Holdings

         6  MANAGEMENT
            Investment Management
            Multi-Manager Structure
            Additional Information about the Portfolio Managers

         7  BUYING AND SELLING FUND SHARES
            Who Can Buy Shares of the Funds
            Purchase Price
            Fair Valuation
            Selling Shares
            Restrictions on Sales
            Excessive or Short-Term Trading
            Monitoring of Trading Activity
            Restrictions on Transactions
            Short-Term Trading Fees
            Distribution Plan
            Revenue Sharing

        11  DISTRIBUTIONS AND TAXES
            Dividends and Distributions
            Tax Status

        12  FINANCIAL HIGHLIGHTS

BACK COVER  ADDITIONAL INFORMATION

                                             DREYFUS GVIT MID CAP INDEX FUND | 1

Dreyfus GVIT Mid Cap Index Fund

FUND SUMMARY

This prospectus provides information about one fund (the "Fund") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the Fund Summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More about the Fund" beginning on page 5. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contracts. You will find details about how your variable insurance contract works in the accompanying prospectus.

This prospectus provides information with respect to Class II shares of the Fund. The Fund also offers Class I and Class III shares to other investors, but those shares are not offered in this prospectus.

For more information about who may purchase Class II shares, see "Buying and Selling Fund Shares" on page 7.

The Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for the Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Fund in your best interests and to operate the Fund more efficiently. See "Management--Multi-Manager Structure" for more information.

2 |  DREYFUS GVIT MID CAP INDEX FUND

FUND SUMMARY | Dreyfus GVIT Mid Cap Index Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Dreyfus GVIT Mid Cap Index Fund's investment objective is capital appreciation.

GMF has selected The Dreyfus Corporation ("Dreyfus") as a subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund seeks to match the performance of the Standard & Poor's (S&P) MidCap 400(R) Index ("S&P 400 MidCap Index")1, as closely as possible before the deduction of Fund expenses. The Fund attempts to have a correlation between its performance and that of the index of at least 0.95, before expenses. A correlation of 1.00 would mean that the performance of the Fund and the index were exactly the same.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index and in derivative instruments linked to the index.

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MARKET CAPITALIZATION
IS A COMMON WAY TO MEASURE THE SIZE OF A COMPANY BASED ON THE PRICE OF ITS COMMON STOCK. IT IS SIMPLY THE NUMBER OF OUTSTANDING SHARES OF COMMON STOCK OF THE COMPANY MULTIPLIED BY THE CURRENT SHARE PRICE.
--------------------------------------------------------------------------------

The Fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the index. The S&P MidCap 400 Index is composed of 400 stocks of medium-size U.S. companies in a wide range of businesses ("mid cap companies"). The companies in the index have market capitalizations as of December 31, 2004 ranging between $340 million and $9.4 billion. Due to market fluctuations, the current market capitalization of the companies within the S&P MidCap 400 Index may be higher or lower over time. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of securities. The Fund may also engage in securities lending in order to generate additional income for the Fund.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales.
--------------------------------------------------------------------------------

1 "Standard & Poor's MidCap 400 Index" and "S&P" are registered trademarks of the McGraw-Hill Companies, Inc., which do not sponsor and are in no way affiliated with the Fund.

Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a narrower portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID CAP RISK. The Fund's investments in mid cap companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS RELATED TO INDEX FUNDS. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchase and redemption of Fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P MidCap 400 Index as closely as possible, it will tend to underperform the Index to some degree over time.

DERIVATIVES RISK. The Fund may invest in derivatives, particularly stock index futures. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Fund" beginning on page 5.

                                             DREYFUS GVIT MID CAP INDEX FUND | 3

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Dreyfus GVIT Mid Cap Index Fund

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year tO year. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS II SHARES 1,2

1998      10.5%
1999      20.6%
2000      15.0%
2001      -1.6%
2002     -15.5%
2003      34.3%
2004      15.5%



BEST QUARTER:          18.7%        4TH QTR. OF 1998
WORST QUARTER:        -16.8%        3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                        SINCE
                              1 YR         5 YRS     INCEPTION 1
---------------------------------------------------------------
Class II shares 2           15.50%         8.19%          9.91%
---------------------------------------------------------------
The S&P MidCap 400 Index 3  16.48%         9.54%         12.13%
---------------------------------------------------------------

1 The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change in investment strategy. The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 These returns until the creation of the Class II shares (May 6, 2002) are based on the performance of the Class I shares of the Fund, which are not offered in this prospectus. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

3 The S&P MidCap 400 Index--an unmanaged index of 400 stocks of medium-size U.S. companies--is a broad measure of how the stock prices of medium-size U.S. companies have performed. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were included, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class you invest in.

                                                      CLASS II
---------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1                                         N/A
---------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
---------------------------------------------------------------
Management Fees                                          0.30%
---------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                 0.25%
---------------------------------------------------------------
Other Expenses                                           0.19%
---------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                     0.74%
---------------------------------------------------------------

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                             1 YR    3 YRS     5 YRS    10 YRS
---------------------------------------------------------------
Class II                      $76      $237      $411     $918
---------------------------------------------------------------


4 |  DREYFUS GVIT MID CAP INDEX FUND

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MORE ABOUT THE FUND

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Fund may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The Statement of Additional Information ("SAI") contains additional information about the Fund including the Fund's other investment techniques. To obtain copy of the SAI, see the back cover.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, futures are exchange-traded contracts involving the obligation of the seller to deliver, and the buyer to receive, certain assets (or a money payment based on the change in value of certain assets or an index) at a specified time. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives may be linked to the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

TEMPORARY INVESTMENTS

Generally the Fund will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, the Fund may invest without limit in cash or money market cash equivalents, including:
(1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is available in the Fund's SAI.

                                             DREYFUS GVIT MID CAP INDEX FUND | 5

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MANAGEMENT

INVESTMENT MANAGEMENT

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. Subject to the supervision of the Trustees, GMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. GMF is also authorized to select and place portfolio investments on behalf of the Fund, but currently is not doing so. GMF was organized in 1999 and manages mutual funds.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States., the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

The Fund pays GMF a management fee, which is based on the Fund's average daily net assets.

The total management fee (including fees to the subadviser) paid by the Fund for the fiscal year ended December 31, 2004, expressed as a percentage of Fund's average daily net assets, was 0.30%.

MULTI-MANAGER STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Fund to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services to the Fund:

o  performing initial due diligence on prospective subadvisers for the Fund
o monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
o  communicating performance expectations and evaluations to the subadvisers
o ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers. GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

SUBADVISORY FEE STRUCTURE

DREYFUS GVIT MID CAP INDEX FUND: Out of its management fee, GMF paid The Dreyfus Corporation an annual subadvisory fee for the fiscal year ended December 31, 2004, based on the Fund's daily net assets, of 0.10%.

THE SUBADVISER. Subject to the supervision of GMF and the Trustees, a subadviser will manage all or a portion of the Fund's assets in accordance with the Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, the subadviser makes investment decisions for the Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

THE DREYFUS CORPORATION ("DREYFUS") is the subadviser for the Dreyfus GVIT Mid Cap Index Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of March 31, 2005, Dreyfus managed or administered approximately $161 billion in assets. An affiliate of Dreyfus, The Boston Company, was the subadviser to the Fund's predecessor prior to its reorganization into the Fund.

MID CAP INDEX FUND PORTFOLIO MANAGER: Tom Durante has primary responsibility for the management of the Dreyfus GVIT Mid Cap Index Fund. He has been employed by Dreyfus since August 1982 and by Mellon Equity, an affiliate of Dreyfus, since 2000. Mr. Durante is a member of the Association for Investment Management and Research. He earned a BS in accounting from Fairfield University.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGER

The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

6 |  DREYFUS GVIT MID CAP INDEX FUND

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BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND

Class II shares of the Fund are currently sold to separate accounts of various life insurance companies to fund benefits payable under variable insurance contracts. Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if the Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Fund may sell shares to separate accounts of affiliated and unaffiliated insurance companies. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Fund is Gartmore Distribution Services, Inc.

Shares of the Fund are subject to administrative service fees. These fees are paid by the Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Fund in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of the Fund is its net asset value (NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, NAV is based on the market value of the securities and other assets owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of the Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Fund does not determine NAV on the following days:

o  New Year's Day
o  Martin Luther King, Jr. Day
o  Presidents' Day
o  Good Friday
o  Memorial Day
o  Independence Day
o  Labor Day
o  Thanksgiving Day
o  Christmas Day
o  Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these

                                             DREYFUS GVIT MID CAP INDEX FUND | 7

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BUYING AND SELLING FUND SHARES (CON'T.)


purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Fund attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of the Fund may not be redeemed or the Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o  disrupt portfolio management strategies,
o  increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high--yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III shares of the Fund (offered in another prospectus) were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

8 |  DREYFUS GVIT MID CAP INDEX FUND

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Fund indentifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds uniformly will assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the following Funds to compensate the distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types

                                             DREYFUS GVIT MID CAP INDEX FUND | 9

BUYING AND SELLING FUND SHARES (CON'T.)


of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o  GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

10 |  DREYFUS GVIT MID CAP INDEX FUND

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

                                            DREYFUS GVIT MID CAP INDEX FUND | 11

FINANCIAL HIGHLIGHTS | Dreyfus GVIT Mid Cap Index Fund

The financial highlights table is intended to help you understand the Fund's financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LOWER THAN THOSE SHOWN. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.


                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------
                                                                 Net Realized
                                                                          and
SELECTED DATA                          Net Asset          Net      Unrealized
FOR EACH SHARE                            Value,   Investment           Gains   Total from          Net        Net
OF CAPITAL                          Beginning of       Income     (Losses) on   Investment   Investment   Realized           Total
OUTSTANDING                               Period       (Loss)     Investments   Activities       Income      Gains   Distributions
----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2002 (b)        $13.64         0.02          (2.53)       (2.51)       (0.03)     (0.10)          (0.13)
Year Ended December 31, 2003              $11.00         0.03            3.74         3.77       (0.04)        (c)          (0.04)
Year Ended December 31, 2004              $14.73         0.07            2.22         2.29       (0.06)     (0.40)          (0.46)
----------------------------------------------------------------------------------------------------------------------------------






                                                     RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
                                                                  Ratio of Net
                         Net                                        Investment
SELECTED DATA          Asset              Net Assets     Ratio of       Income
FOR EACH SHARE        Value,                  at End     Expenses    (Loss) to
OF CAPITAL            End of        Total  of Period   to Average  Average Net       Portfolio
OUTSTANDING           Period       Return     (000s)   Net Assets       Assets    Turnover (a)
----------------------------------------------------------------------------------------------

                      $11.00  (18.44%)(d)     $1,232     0.96%(e)     0.25%(e)           7.32%
                      $14.73       34.30%     $8,049        0.98%        0.27%          11.58%
                      $16.56       15.50%    $15,367        0.78%        0.45%          15.90%
----------------------------------------------------------------------------------------------

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(b) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(c)  The amount is less than $0.005.
(d)  Not annualized.
(e)  Annualized.
(f)  Not annualized
(g)  Annualized.
(h)  There were no fee reductions during the period.


12 |  DREYFUS GVIT MID CAP INDEX FUND

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
o    Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428





                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                              PR-GVIT-MCIDX 4/05

CORE EQUITY Series


Gartmore GVIT Nationwide Fund
Gartmore GVIT Growth Fund
Gartmore GVIT Mid Cap Growth Fund



                                                                  [LOGO OMITTED]


FUNDPROSPECTUS




                         [LOGO OMITTED]  | MAY 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




                                                           WWW.GARTMOREFUNDS.COM

       TABLE OF CONTENTS

             FUND SUMMARIES

         3   GARTMORE GVIT NATIONWIDE FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

         5   GARTMORE GVIT GROWTH FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

         7   GARTMORE GVIT MID CAP GROWTH FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

        10   MORE ABOUT THE FUNDS
             Principal Investments and Techniques
             Temporary Investments
             Selective Disclosure of Portfolio Holdings

        11   MANAGEMENT
             Investment Adviser
             Additional Information about the Portfolio Managers

        12   BUYING AND SELLING FUND SHARES
             Who Can Buy Shares of the Funds
             Purchase Price
             Fair Valuation
             Selling Shares
             Restrictions on Sales
             Excessive or Short-Term Trading
             Monitoring of Trading Activity
             Restrictions on Transactions
             Short-Term Trading Fees
             Distribution Plan
             Revenue Sharing

        16   DISTRIBUTIONS AND TAXES
             Dividends and Distributions
             Tax Status

        17   FINANCIAL HIGHLIGHTS

Back Cover   ADDITIONAL INFORMATION


                                                          CORE EQUITY SERIES | 1

Core Equity Series

FUND SUMMARIES

This prospectus provides information about three funds (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds" beginning on page
10. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

This prospectus provides information with respect to the following classes of shares of the Funds, which constitute all available share classes at this time:

GARTMORE GVIT NATIONWIDE FUND
o Class I
o Class II
o Class III
o Class IV

GARTMORE GVIT GROWTH FUND
o Class I
o Class IV

GARTMORE GVIT MID CAP GROWTH FUND
o Class I
o Class II
o Class III
o Class IV

The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 12.



2  |  CORE EQUITY SERIES

FUND SUMMARIES | Gartmore GVIT Nationwide Fund






--------------------------------------------------------------------------------
TOTAL RETURN

GENERALLY, TOTAL RETURN MEANS A COMBINATION OF CAPITAL APPRECIATION AND INCOME. IN OTHER WORDS, THE FUND LOOKS FOR STOCKS AND OTHER SECURITIES THAT MAY PAY DIVIDENDS AND OTHER INCOME, INSTEAD OF RELYING SOLELY ON THE SECURITY'S PROSPECTS FOR INCREASING IN VALUE. BECAUSE, IN MOST CASES, A STOCK IS MORE CERTAIN TO PAY ITS SCHEDULED DIVIDENDS THAN INCREASE IN VALUE, A TOTAL RETURN APPROACH CAN HELP A FUND ACHIEVE MORE STABLE, DEPENDABLE RETURNS.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Nationwide Fund seeks total return through a flexible combination of capital appreciation and current income.

To achieve its objective, the Fund invests primarily in common stocks and convertible securities. The Fund's portfolio managers generally consider the following factors when choosing companies to purchase:

o Above-average revenue growth,
o Consistent earnings growth,
o Above-average earnings growth, or
o Attractive security pricing.

The Fund may sell securities based on the following criteria:

o There is a significant increase in share price,
o The outlook of a company's earnings becomes less attractive, or
o More favorable opportunities are identified.

The Fund may also engage in securities lending in order to generate additional income for the Fund. Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments, see "More about the Funds" beginning on page 10.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.




                                                          CORE EQUITY SERIES | 3

Gartmore GVIT Nationwide Fund (con't.)


ANNUAL TOTAL RETURNS--CLASS I SHARES 1

[BAR CHART OMITTED]

1995          29.1%
1996          21.8%
1997          29.4%
1998          18.1%
1999           6.9%
2000          -2.1%
2001         -11.8%
2002         -17.4%
2003          27.5%
2004           9.8%



Best Quarter:         17.0%       4th Qtr. of 1998
Worst Quarter:        -19.0%      3rd Qtr. of 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                            1 YR          5 YRS         10 YRS
--------------------------------------------------------------
Class I shares 1            9.75%        -0.03%         12.00%
--------------------------------------------------------------
Class II shares 2           9.53%        -0.24%         11.75%
--------------------------------------------------------------
Class III shares 3          9.84%         0.02%         12.01%
--------------------------------------------------------------
Class IV shares 4           9.75%        -0.03%         12.00%
--------------------------------------------------------------
The Standard & Poor's
(S&P) 500(R)Index 5        10.87%        -2.30%         12.07%
--------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.
2 These returns until the creation of Class II shares (July 11, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
3 These returns until the creation of Class III shares (May 6, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 14 for more information.
4 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements such prior performance was similar, except as noted below, to what Class IV shares would have produced because all classes of shares invest in the same portfolio of securities.
5 The S&P 500 Index is an unmanaged index of 500 widely-held stocks of large U.S. companies. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                   CLASS I    CLASS II   CLASS III    CLASS IV
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1                    N/A        N/A        N/A          N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee (as a
percentage of amount redeemed) 2      N/A        N/A       1.00%         N/A
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
Management Fees                      0.59%     0.59%       0.59%        0.59%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                         None      0.25%        None         None
--------------------------------------------------------------------------------
Other Expenses                       0.24%     0.24%       0.24%        0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES                             0.83%     1.08%       0.83%        0.83%
--------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" beginning on page 14.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III shares, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                             1 YR    3 YRS     5 YRS    10 YRS
--------------------------------------------------------------
Class I                       $85      $265      $460   $1,025
--------------------------------------------------------------
Class II                     $110      $343      $595   $1,317
--------------------------------------------------------------
Class III                     $85      $265      $460   $1,025
--------------------------------------------------------------
Class IV                      $85      $265      $460   $1,025
--------------------------------------------------------------





4  |  CORE EQUITY SERIES

--------------------------------------------------------------------------------
FUND SUMMARIES | Gartmore GVIT Growth Fund


THE BENEFITS OF RESEARCH

THROUGH RESEARCH, THE PORTFOLIO MANAGER AND ANALYSTS GATHER, CHECK AND ANALYZE INFORMATION ABOUT INDUSTRIES AND COMPANIES TO DETERMINE IF THEY ARE WELL POSITIONED FOR LONG-TERM GROWTH. THE FUND SEEKS COMPANIES THAT HAVE FAVORABLE LONG-TERM GROWTH POTENTIAL AND THE FINANCIAL RESOURCES TO CAPITALIZE ON GROWTH OPPORTUNITIES.

--------------------------------------------------------------------------------
MARKET CAPITALIZATION

IS A COMMON WAY TO MEASURE THE SIZE OF A COMPANY BASED ON THE PRICE OF ITS COMMON STOCK. IT IS SIMPLY THE NUMBER OF OUTSTANDING SHARES OF THE COMMON STOCK OF THE COMPANY MULTIPLIED BY THE CURRENT SHARE PRICE.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Growth Fund seeks long-term capital appreciation.

To achieve its objective, the Fund primarily invests in the common stock of large capitalization companies utilizing a growth style of investing. Under normal conditions, the Fund generally intends to be fully invested in these securities.

The portfolio manager will consider, among other things, a company's financial strength, competitive position in its industry, projected future earnings and cash flows when deciding whether to buy or sell securities. The Fund looks for companies whose earnings are expected to consistently grow faster than other companies in the market. It generally will sell securities if:

o    It is unlikely earnings expectations will be met,
o    The price of the security is or becomes overvalued,
o    The outlook for a company's earnings becomes less attractive, or
o    More favorable opportunities are identified.

In making decisions on whether to buy or sell a security, the portfolio managers are not limited by the turnover of the Fund. The portfolio managers may engage in frequent portfolio transactions, which will lead to higher transaction costs for the Fund. The Fund may also engage in securities lending in order to generate additional income for the Fund.

Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of securities of the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase volatility of the Fund's share price.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially. For additional information about the Fund's investments, see "More about the Funds" beginning on page 10.



                                                          CORE EQUITY SERIES | 5

Gartmore GVIT Growth Fund

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

[BAR CHART OMITTED]

1995       29.4%
1996       26.1%
1997       34.5%
1998       30.0%
1999        4.3%
2000      -26.5%
2001      -28.1%
2002      -28.7%
2003       32.7%
2004        8.2%



BEST QUARTER:         20.5%       4TH QTR. OF 1998
WORST QUARTER:        -28.3%      1ST QTR. OF 2001

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                    1 YR          5 YRS         10 YRS
-----------------------------------------------------------------------
Class I shares 1                    8.16%       -11.58%           4.86%
-----------------------------------------------------------------------
Class IV shares 2                   8.16%       -11.58%           4.86%
-----------------------------------------------------------------------
The Russell 1000(R) Growth Index 3  6.30%        -9.29%           9.59%
----------------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced because both classes of shares invest in the same portfolio of securities.
3 The Russell 1000 Growth Index measures the performance of those companies in the Russell 1000(R) Index (the 1000 largest companies in the United States) with higher price-to-book ratios and higher forecasted growth values (as of January 31, 2005, the market capitalization range of securities in the Russell 1000 Index was approximately $484 million to $381.3 billion). Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                                            CLASS I   CLASS IV
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from your investment) 1       N/A       N/A
--------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                               0.60%     0.60%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees                      None      None
--------------------------------------------------------------------------------
Other Expenses                                                0.25%     0.25%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          0.85%     0.85%
--------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and that the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

                             1 YR    3 YRS     5 YRS    10 YRS
--------------------------------------------------------------
Class I                       $87      $271      $471   $1,049
--------------------------------------------------------------
Class IV                      $87      $271      $471   $1,049
--------------------------------------------------------------



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




FUND SUMMARIES | Gartmore GVIT Mid Cap Growth Fund

--------------------------------------------------------------------------------
MID CAP COMPANIES

Mid cap companies are companies having a market capitalization within the range of the companies included in the Russell Midcap(R) Index at the time of investment. The Russell Midcap Index is composed of 800 stocks of medium-sized companies with market capitalizations as of January 31, 2005 ranging between $594 million and $35.8 billion.

Due to market fluctuations, the market capitalization of the companies within the Russell Midcap Index may be higher or lower over time.

--------------------------------------------------------------------------------
MARKET CAPITALIZATION

is a common way to measure the size of a company based on the price of its common stock. It is simply the number of outstanding shares of common stock of the company multiplied by the current share price.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Gartmore GVIT Mid Cap Growth Fund seeks a high level of long-term capital appreciation.

To achieve its objective under normal conditions the Fund invests at least 80% of its net assets in equity securities of mid-capitalization companies ("mid cap companies"). The Fund's investment style focuses on mid-cap growth companies that are reasonably priced.

In analyzing specific companies for possible investment, the Fund's portfolio manager reviews the earnings growth of all publicly traded mid-cap companies over the past three years and makes investments based on several of the following characteristics:

o Consistent above-average, earnings growth;
o Superior forecasted growth versus the market;
o Financial strength and stability;
o A healthy balance sheet;
o Strong competitive advantage within its industry;
o Positive investor sentiment;
o Relative market value; and
o Strong management team.

The Fund primarily invests in equity securities, mainly common stocks. The Fund typically invests in 60 to 80 securities with approximately 1-3% of the Fund's net assets in each security.

The Fund may sell securities based on the following criteria:

o  Change in company fundamentals from the time of original investment,
o Valuation measures deteriorate to where other attractive stocks are available more cheaply,
o  Financial strength and stability of the issuer weakens, or
o Market capitalization reaches the upper boundaries of the investable universe.

The portfolio manager, however, is not required to sell a security if it is no longer considered a mid cap company.

The Fund may also engage in securities lending in order to generate additional income for the Fund.

Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the adviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID CAP RISK. The Fund focuses on a narrower portion of the overall stock market by investing primarily in mid cap companies and therefore is subject to the risks associated with mid-sized companies. The Fund's investments in mid-sized companies are riskier than investments in larger, more established companies. The stocks of mid-sized companies may be less stable in price and less liquid than the stocks of larger companies.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.




                                                          CORE EQUITY SERIES | 7

Gartmore GVIT Mid Cap Growth Fund (con't.)

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For more detailed information about the Fund's investments, see "More about the Funds" beginning on page 10.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility- or variability- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS IV SHARES1

[BAR CHART OMITTED]

1995      13.5%
1996      21.0%
1997      21.2%
1998       8.0%
1999      16.0%
2000      38.2%
2001      -3.4%
2002     -22.4%
2003      38.8%
2004      15.3%




BEST QUARTER:         21.2%       4TH QTR. OF 2001
WORST QUARTER:        -19.2%      3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004
                                1 YR          5 YRS         10 YRS
-------------------------------------------------------------------
Class I shares 2                15.34%        10.66%         13.21%
-------------------------------------------------------------------
Class II shares 3               15.21%        10.43%         12.95%
-------------------------------------------------------------------
Class III shares 4              15.32%        10.69%         13.22%
-------------------------------------------------------------------
Class IV shares                 15.33%        10.67%         13.22%
-------------------------------------------------------------------
Russell Midcap Growth Index 5   15.48%       -3.36%         11.23%
-------------------------------------------------------------------

1 The Fund's predecessor, Market Street Mid Cap Growth Portfolio (the "MS Portfolio"), commenced operations on May 1, 1989. As of April 28, 2003, the Strong GVIT Mid Cap Growth Fund (renamed Gartmore GVIT Mid Cap Growth Fund) acquired all the assets, subject to stated liabilities of the MS Portfolio. As a result, the performance of the Gartmore GVIT Mid Cap Growth Fund was restated to reflect the performance of the MS Portfolio because the MS Portfolio was the survivor for performance purposes. The performance of the Strong GVIT Mid Cap Growth Fund prior to April 28, 2003 is no longer reflected when performance is presented for the Fund.
2 These returns until April 28, 2003 are based on the performance of the MS Portfolio which is the same as performance for the Class IV shares and which was achieved prior to the acquisition of the MS Portfolio's assets by the Fund and restatement of the performance of Class I shares. Excluding the effect of fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class I shares would have produced because all classes of shares invest in the same portfolio of securities.
3 These returns until April 28, 2003 are based on the performance of the MS Portfolio which is the same as the performance for the Class IV shares and which was achieved prior to acquisition of the MS Portfolio's assets by the Fund and restatement of the performance of Class II shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV.
4 These returns until April 28, 2003 are based on the performance of the MS Portfolio which is the same as the performance for the Class IV shares and which was achieved prior to acquisition of the MS Portfolio's assets by the Fund and restatement of the performance of Class III shares. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares. If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-Short-Term Trading Fees" on page 14 for more information.
5 The Russell Midcap Growth Index is an unmanaged index of mid-capitalization growth securities of U.S. companies. It measures the performance of those Russell Midcap(R) Index companies with higher price-to-book ratios and higher forecasted growth values and gives a broad look at how the stock price of medium-sized U.S. companies have performed. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.



8  |  CORE EQUITY SERIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                     Class I    Class II   Class III   Class IV
--------------------------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1                     N/A        N/A         N/A        N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed or exchanged) 2               N/A        N/A        1.00%       N/A
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                        0.75%      0.75%       0.75%      0.75%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                           None       0.25%       None        None
--------------------------------------------------------------------------------
Other Expenses                         0.23%      0.08%       0.23%      0.23%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (BEFORE FEE WAIVERS/
EXPENSE REIMBURSEMENTS)                0.98%      1.08%       0.98%      0.98%
--------------------------------------------------------------------------------
Amount of Fee Waiver
Expense Reimbursements                 N/A        N/A         N/A        0.03%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES
(AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENTS)                0.98%      1.08%       0.98%      0.95% 3
--------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" beginning on page 14.
3 Gartmore Mutual Fund Capital Trust, the Fund's investment adviser ("GMF") and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses, including, but not limited to, taxes, interest, brokerage commissions, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 0.95% for the Fund's Class IV shares through at least May 1, 2006. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the expenses of the Class IV shares of the Fund to exceed the expense limitation noted in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                             1 YR    3 YRS     5 YRS    10 YRS
--------------------------------------------------------------
Class I                      $100      $312      $542   $1,201
--------------------------------------------------------------
Class II                     $110      $343      $595   $1,317
--------------------------------------------------------------
Class III                    $100      $312      $542   $1,201
--------------------------------------------------------------
Class IV                      $97      $309      $539   $1,199
--------------------------------------------------------------





                                                          CORE EQUITY SERIES | 9

MORE ABOUT THE FUNDS


PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments. The Statement of Additional Information ("SAI") contains additional information about the Funds, including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES (Gartmore GVIT Nationwide Fund). In addition to investing in common stocks, each of the Funds may invest in convertible securities-also known as convertibles- including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertibles' market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of the fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," higher-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar non-convertible securities such as bonds (bondholders must be generally paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.


TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.




10  |  CORE EQUITY SERIES

MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of each Fund's assets and supervises the daily business affairs of each of the Funds. GMF was organized in 1999 and advises mutual funds.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The total management fees paid by each of the Funds for the fiscal year ended December 31, 2004, expressed as a percentage of the Fund's average daily net assets, was as follows:

FUND                                                       FEE
--------------------------------------------------------------
Gartmore GVIT Nationwide Fund                            0.59%
--------------------------------------------------------------
Gartmore GVIT Growth Fund                                0.60%
--------------------------------------------------------------
Gartmore GVIT Mid Cap Growth Fund                        0.75%
--------------------------------------------------------------

GARTMORE GVIT NATIONWIDE FUND

Portfolio Managers: Gary D. Haubold and William H. Miller are co-portfolio managers of the Fund and are responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr. Haubold, CFA, has 20 years of investment experience and joined GMF in December 2003 from Edge Capital Management, an equity hedge fund he founded in 2000. From 1997 to 2000, he was the senior portfolio manager on several small-, mid- and large-cap value funds at Pilgrim Baxter and Associates. Prior to Pilgrim Baxter, Mr. Haubold was a senior portfolio manager at Miller Anderson & Sherrerd, which is now part of Morgan Stanley Asset Management.

Mr. Miller has co-managed the Fund since September 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999) and Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

GARTMORE GVIT GROWTH FUND

Portfolio Managers: Christopher Baggini, senior portfolio manager, and Douglas Burtnick, portfolio manager, are responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Baggini joined GMF in March 2000. Prior to joining GMF, Mr. Baggini was a Portfolio Manager for Allied Investment Advisors from November 1996 to March 2000. Mr. Burtnick joined GMF in May 2002 from Brown Brothers Harriman & Company where he served as a risk manager in the private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, he worked at Barra, Inc., a risk management firm, where he led a group which focused on portfolio construction and risk management issues for institutional investors and hedge funds.

GARTMORE GVIT MID CAP GROWTH FUND

Portfolio Manager: Robert D. Glise, CFA, is the Gartmore GVIT Mid Cap Growth Fund's portfolio manager. As the portfolio manager, Mr. Glise is responsible for the day-to-day management of the Fund and the selection of the Fund's investments. Mr. Glise joined GMF in April 2002. Prior to April 2002, Mr. Glise was Senior Portfolio Manager and Partner of Munder Capital Management and portfolio manager of the Munder MidCap Select Fund as well as co-manager of the Munder Small Company Growth Fund. Prior to that, Mr. Glise was a portfolio manager for the Eaton Corporation from April 1993 to January 1998.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.




                                                         CORE EQUITY SERIES | 11

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Class I shares and Class III of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies, (collectively, "Nationwide") to fund benefits payable under variable insurance contracts. Class III shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class II shares.

Class IV shares of the Funds will be sold to certain separate accounts of

o Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) ("NLICA"); and
o Nationwide Life and Annuity Company of America (formerly Provident- mutual Life and Annuity Company of America) ("NLACA")

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003).

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Funds will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative services fees. These fees are paid by a Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs




12  |  CORE EQUITY SERIES
subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o   disrupt portfolio management strategies,
o   increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high--yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.





                                                         CORE EQUITY SERIES | 13

BUYING AND SELLING FUND SHARES (con't.)

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Fund identifies. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner




14  |  CORE EQUITY SERIES

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for expenses associated with distributing and selling Class II shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o   GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.






                                                         CORE EQUITY SERIES | 15

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.




16  |  CORE EQUITY SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Nationwide Fund

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, RETURNS WOULD BE LOWER THAN THOSE SHOWN. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, is included in the annual report, which is available upon request. For the Gartmore GVIT Mid Cap Growth Fund, the Financial Highlights shown for periods prior to April 27, 2003 are for its predecessor, Market Street Mid Cap Growth Portfolio.




                                               INVESTMENT ACTIVITIES                              DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------

                                                                   Net
                                                              Realized
                                                                   and
SELECTED DATA                     Net Asset          Net    Unrealized
FOR EACH SHARE                       Value,   Investment         Gains   Total from          Net        Net
OF CAPITAL                        Beginning       Income   (Losses) on   Investment   Investment   Realized            Total
OUTSTANDING                       of Period       (Loss)   Investments   Activities       Income      Gains    Distributions
------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000         $18.81         0.12         (0.47)       (0.35)       (0.12)     (6.70)           (6.82)
Year Ended December 31, 2001(c)      $11.64         0.08         (1.46)       (1.38)       (0.08)     (0.29)           (0.37)
Year Ended December 31, 2002          $9.89         0.08         (1.79)       (1.71)       (0.08)     (0.08)             --
Year Ended December 31, 2003          $8.10         0.08          2.14         2.22        (0.05)         -            (0.05)
Year Ended December 31, 2004         $10.27         0.12          0.88         1.00        (0.14)         -            (0.14)
------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)    $8.68         0.04         (0.57)       (0.53)       (0.05)         -            (0.05)
Year Ended   December 31, 2003        $8.10         0.05          2.15         2.20        (0.04)         -            (0.04)
Year Ended   December 31, 2004       $10.26         0.08          0.89         0.97        (0.11)         -            (0.11)
------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended
  December 31, 2002 (e)               $9.78         0.05         (1.65)       (1.60)       (0.07)         -            (0.07)
Year Ended December 31, 2003          $8.11         0.09          2.13         2.22        (0.05)         -            (0.05)
Year Ended December 31, 2004         $10.28         0.11          0.89         1.00        (0.13)         -            (0.13)
------------------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (f)    $8.30         0.05          1.95         2.00        (0.03)         -            (0.03)
Year Ended December 31, 2004         $10.27         0.12          0.88         1.00        (0.14)         -            (0.14)
------------------------------------------------------------------------------------------------------------------------------


                                                                           RATIO/SUPPLEMENTAL DAT
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio of Net
                                                                                                   Ratio of      Investment
                                                                                 Ratio of Net      Expenses   Income (Loss)
                                                                                   Investment     (Prior to       (Prior to
SELECTED DATA                     Net Asset            Net Assets     Ratio of         Income    Reimburse-      Reimburse-
FOR EACH SHARE                       Value,                at End     Expenses      (Loss) to     ments) to       ments) to
OF CAPITAL                           End of    Total    of Period   to Average    Average Net   Average Net     Average Net
OUTSTANDING                          Period   Return       (000s)   Net Assets         Assets    Assets (a)      Assets (a)
------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000         $11.64    (2.12%) $2,014,759         0.78%          0.63%         0.81%           0.60%
Year Ended December 31, 2001(c)       $9.89   (11.82%) $1,677,316         0.78%          0.77%         0.82%           0.73%
Year Ended December 31, 2002          $8.10   (17.35%) $1,252,686         0.83%          0.84%         0.84%           0.83%
Year Ended December 31, 2003         $10.27    27.51%  $1,459,917         0.83%          0.83%             (i)             (i)
Year Ended December 31, 2004         $11.13     9.75%  $1,402,753         0.83%          1.07%             (i)             (i)
------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)    $8.10    (6.14%)(g)    $765         1.07%(h)       1.03%(h)          (i)             (i)
Year Ended   December 31, 2003       $10.26    27.23%      $5,570         1.08%          0.60%             (i)             (i)
Year Ended   December 31, 2004       $11.12     9.53%     $11,210         1.08%          0.95%             (i)             (i)
------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended
  December 31, 2002 (e)               $8.11   (16.38%)(g)    $399         0.72%(h)       1.07%(h)          (i)             (i)
Year Ended December 31, 2003         $10.28    27.48%        $870         0.83%          0.83%             (i)             (i)
Year Ended December 31, 2004         $11.15     9.84%        $847         0.83%          1.05%             (i)             (i)
------------------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (f)   $10.27    24.17%(g) $169,690         0.83%(h)       0.85%(h)          (i)             (i)
Year Ended December 31, 2004         $11.13     9.75%    $167,051         0.83%          1.06%             (i)             (i)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------




SELECTED DATA
FOR EACH SHARE
OF CAPITAL                              Portfolio
OUTSTANDING                          Turnover (b)
--------------------------------------------------
Class I Shares
Year Ended December 31, 2000               148.28%
Year Ended December 31, 2001(c)             58.36%
Year Ended December 31, 2002                33.25%
Year Ended December 31, 2003               129.01%
Year Ended December 31, 2004               131.43%
--------------------------------------------------
Class II Shares
Period Ended December 31, 2002 (d)          33.25%
Year Ended   December 31, 2003             129.01%
Year Ended   December 31, 2004             131.43%
--------------------------------------------------
Class III Shares
Period Ended
  December 31, 2002 (e)                     33.25%
Year Ended December 31, 2003               129.01%
Year Ended December 31, 2004              131.43%
--------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (f)         129.01%
Year Ended December 31, 2004               131.43%
--------------------------------------------------


(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)For the period from July 11, 2002 (commencement of operations) through December 31, 2002.
(e) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(f) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(g) Not annualized.
(h) Annualized.
(i) There were no fee reductions during the period.




                                                         CORE EQUITY SERIES | 17

FINANCIAL HIGHLIGHTS | Gartmore GVIT Growth Fund


                                               INVESTMENT ACTIVITIES                              DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------------

                                                                   Net
                                                              Realized
                                                                   and
SELECTED DATA                     Net Asset          Net    Unrealized
FOR EACH SHARE                       Value,   Investment         Gains   Total from          Net        Net
OF CAPITAL                        Beginning       Income   (Losses) on   Investment   Investment   Realized            Total
OUTSTANDING                       of Period       (Loss)   Investments   Activities       Income      Gains    Distributions
-------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000         $25.71        (0.01)        (6.76)       (6.77)       (0.04)     (4.22)           (4.26)
Year Ended December 31, 2001 (c)     $14.68        (0.01)        (4.12)       (4.13)           -          -                -
Year Ended December 31, 2002         $10.55            -         (3.03)       (3.03)           -          -                -
Year Ended December 31, 2003          $7.52         0.01          2.45         2.46             (e)       -                -
Year Ended December 31, 2004          $9.98         0.02          0.79         0.81        (0.03)         -            (0.03)
-------------------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (d)    $7.90            -          2.08         2.08             (e)       -                -
Year Ended December 31, 2004          $9.98         0.02          0.79         0.81        (0.03)         -            (0.03)
-------------------------------------------------------------------------------------------------------------------------------


                                                                           RATIO/SUPPLEMENTAL DAT
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio of Net
                                                                                                   Ratio of      Investment
                                                                                 Ratio of Net      Expenses   Income (Loss)
                                                                                   Investment     (Prior to       (Prior to
SELECTED DATA                     Net Asset            Net Assets     Ratio of         Income    Reimburse-      Reimburse-
FOR EACH SHARE                       Value,                at End     Expenses      (Loss) to     ments) to       ments) to
OF CAPITAL                           End of    Total    of Period   to Average    Average Net   Average Net     Average Net
OUTSTANDING                          Period   Return       (000s)   Net Assets         Assets    Assets (a)      Assets (a)
------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Year Ended December 31, 2000         $14.68   (26.53%)   $606,599         0.80%         (0.07%)        0.83%          (0.10%)
Year Ended December 31, 2001 (c)     $10.55   (28.13%)   $352,147         0.80%         (0.10%)        0.85%          (0.15%)
Year Ended December 31, 2002          $7.52   (28.72%)   $201,689         0.85%         (0.03%)        0.85%          (0.03%)
Year Ended December 31, 2003          $9.98     32.74%   $244,671         0.84%          0.09%             (h)             (h)
Year Ended December 31, 2004         $10.76      8.16%   $224,301         0.85%          0.26%             (h)             (h)
------------------------------------------------------------------------------------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (d)    $9.98    26.37%(f)  $34,090         0.84%(g)       0.10%(g)          (h)             (h)
Year Ended December 31, 2004         $10.76      8.16%    $38,067         0.85%          0.27%             (h)             (h)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------




SELECTED DATA
FOR EACH SHARE
OF CAPITAL                              Portfolio
OUTSTANDING                          Turnover (b)
--------------------------------------------------
Class I Shares
Year Ended December 31, 2000               205.34%
Year Ended December 31, 2001 (c)           227.28%
Year Ended December 31, 2002               231.69%
Year Ended December 31, 2003               293.58%
Year Ended December 31, 2004               282.41%
--------------------------------------------------
Class IV Shares
Period Ended December 31, 2003 (d)         293.58%
Year Ended December 31, 2004               282.41%
--------------------------------------------------


(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d)For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(e) The amount is less than $0.005 per share.
(f) Not annualized.
(g) Annualized.
(h) There were no fee reductions during the period.




18  |  CORE EQUITY SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Mid Cap Growth Fund


                                               INVESTMENT ACTIVITIES                              DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------

                                                                   Net
                                                              Realized
                                                                   and
SELECTED DATA                     Net Asset          Net    Unrealized
FOR EACH SHARE                       Value,   Investment         Gains   Total from          Net        Net
OF CAPITAL                        Beginning       Income   (Losses) on   Investment   Investment   Realized            Total
OUTSTANDING                       of Period       (Loss)   Investments   Activities       Income      Gains    Distributions
------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Period Ended December 31, 2003 (c)   $16.53        (0.07)         4.99         4.92            -          -                -
Year Ended December 31, 2004         $21.45        (0.11)         3.40         3.29            -          -                -
------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2003 (c)   $16.77        (0.03)         4.69         4.66            -          -                -
Year Ended December 31, 2004         $21.43        (0.09)         3.35         3.26            -          -                -
------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2003 (c)   $16.53        (0.03)         4.98         4.95            -          -                -
Year Ended December 31, 2004         $21.48        (0.10)         3.39         3.29            -          -                -
------------------------------------------------------------------------------------------------------------------------------
Class IV Shares (d)
Year Ended December 31, 2000         $21.97         0.18          7.48         7.66        (0.11)     (1.81)           (1.92)
Year Ended December 31, 2001         $27.71        (0.07)        (1.00)       (1.07)       (0.18)     (6.45)           (6.63)
Year Ended December 31, 2002         $20.01        (0.11)        (4.35)       (4.46)           -      (0.09)           (0.09)
Year Ended December 31, 2003         $15.46        (0.10)         6.10         6.00            -          -                -
Year Ended December 31, 2004         $21.46        (0.11)         3.40         3.29            -          -                -
------------------------------------------------------------------------------------------------------------------------------



                                                                           RATIO/SUPPLEMENTAL DAT
------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Ratio of Net
                                                                                                   Ratio of      Investment
                                                                                 Ratio of Net      Expenses   Income (Loss)
                                                                                   Investment     (Prior to       (Prior to
SELECTED DATA                     Net Asset            Net Assets     Ratio of         Income    Reimburse-      Reimburse-
FOR EACH SHARE                       Value,                at End     Expenses      (Loss) to     ments) to       ments) to
OF CAPITAL                           End of    Total    of Period   to Average    Average Net   Average Net     Average Net
OUTSTANDING                          Period   Return       (000s)   Net Assets         Assets    Assets (a)      Assets (a)
------------------------------------------------------------------------------------------------------------------------------
Class I Shares
Period Ended December 31, 2003 (c)   $21.45    29.76%(e) $137,837         0.98%(f)      (0.49%)(f)         (g)             (g)
Year Ended December 31, 2004         $24.74    15.34%    $149,324         0.98%         (0.51%)            (g)             (g)
------------------------------------------------------------------------------------------------------------------------------
Class II Shares
Period Ended December 31, 2003 (c)   $21.43    27.79%(e)   $2,388         1.17%(f)      (0.64%)(f)         (g)             (g)
Year Ended December 31, 2004         $24.69    15.21%     $14,256         1.08%         (0.61%)            (g)             (g)
------------------------------------------------------------------------------------------------------------------------------
Class III Shares
Period Ended December 31, 2003 (c)   $21.48    29.95%(e)     $628         0.98%(f)      (0.48%)(f)         (g)             (g)
Year Ended December 31, 2004         $24.77    15.32%      $1,190         0.98%         (0.50%)            (g)             (g)
------------------------------------------------------------------------------------------------------------------------------
Class IV Shares (d)
Year Ended December 31, 2000         $27.71    38.24%     $98,969         0.53%          0.81%         0.53%           0.81%
Year Ended December 31, 2001         $20.01   (3.36%)     $98,214         0.92%         (0.37%)        1.01%          (0.46%)
Year Ended December 31, 2002         $15.46  (22.38%)     $70,669         0.95%         (0.61%)        1.00%          (0.66%)
Year Ended December 31, 2003         $21.46    38.81%     $89,413         0.95%         (0.51%)        1.02%          (0.58%)
Year Ended December 31, 2004         $24.75    15.33%     $95,854         0.95%         (0.48%)        0.98%          (0.51%)
------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------




SELECTED DATA
FOR EACH SHARE
OF CAPITAL                           Portfolio
OUTSTANDING                       Turnover (b)
-----------------------------------------------
Class I Shares
Period Ended December 31, 2003 (c)      109.73%
Year Ended December 31, 2004             90.14%
-----------------------------------------------
Class II Shares
Period Ended December 31, 2003 (c)      109.73%
Year Ended December 31, 2004             90.14%
-----------------------------------------------
Class III Shares
Period Ended December 31, 2003 (c)      109.73%
Year Ended December 31, 2004             90.14%
-----------------------------------------------
Class IV Shares (d)
Year Ended December 31, 2000             68.00%
Year Ended December 31, 2001            135.00%
Year Ended December 31, 2002             64.00%
Year Ended December 31, 2003            109.73%
Year Ended December 31, 2004             90.14%
-----------------------------------------------


(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(d) The Gartmore Mid Cap Growth Fund retained the financial history of the Market Street Mid Cap Growth Fund and the existing shares of the Fund were designated Class IV shares.
(e) Not annualized.
(f) Annualized.
(g) There were no fee reductions during the period.





                                                         CORE EQUITY SERIES | 19

                       THIS PAGE INTENTIONALLY LEFT BLANK.




20  |  CORE EQUITY SERIES

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o   Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428












                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                                PR-GVIT-CEQ 4/05

SECTOR Series


Gartmore GVIT Global Financial Services Fund
Gartmore GVIT Global Health Sciences Fund
Gartmore GVIT Global Technology and Communications Fund
Gartmore GVIT Global Utilities Fund



[LOGO OMITTED]


FUNDPROSPECTUS




                       [LOGO OMITTED] | May 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.




                                                           WWW.GARTMOREFUNDS.COM

                   TABLE OF CONTENTS

                       FUND SUMMARIES

                   3 GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND Objective and Principal Strategies
                       Principal Risks
                       Performance
                       Fees and Expenses

                   6   GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
                       Objective and Principal Strategies
                       Principal Risks
                       Performance
                       Fees and Expenses

                   9   GARTMORE GVIT GLOBAL TECHNOLOGY AND
                         COMMUNICATIONS FUND
                       Objective and Principal Strategies
                       Principal Risks
                       Performance
                       Fees and Expenses

                  13   GARTMORE GVIT GLOBAL UTILITIES FUND
                       Objective and Principal Strategies
                       Principal Risks
                       Performance
                       Fees and Expenses

                  16   MORE ABOUT THE FUNDS
                       Principal Investments and Techniques
                       Principal Risks
                       Temporary Investments
                       Selective Disclosure of Portfolio Holdings

                  18   MANAGEMENT
                       Investment Adviser -- Gartmore GVIT Global Health
                         Sciences Fund and Gartmore GVIT Global Technology and Communications Fund
                       Investment Adviser -- Gartmore GVIT Global Financial
                         Services Fund and Gartmore GVIT Global Utilities Fund
                       Subadviser for Gartmore GVIT Global Financial Services
                         Fund and Gartmore GVIT Global Utilities Fund
                       Additional Information about the Portfolio Managers

                  20   BUYING AND SELLING FUND SHARES
                       Who Can Buy Shares of the Funds
                       Purchase Price
                       Fair Valuation
                       Selling Shares
                       Restrictions on Sales
                       Excessive or Short-Term Trading
                       Monitoring of Trading Activity
                       Restrictions on Transactions
                       Short-Term Trading Fees
                       Distribution Plan
                       Revenue Sharing

                  24   DISTRIBUTIONS AND TAXES
                       Dividends and Distributions
                       Tax Status

                  25   FINANCIAL HIGHLIGHTS

          BACK COVER   ADDITIONAL INFORMATION



                                                               SECTOR SERIES | 1

Sector Series

FUND SUMMARIES

This prospectus provides information about four funds (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds" beginning on page
16. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

Because each Fund concentrates its investments in particular sectors of the economy, it may present substantially higher risks and greater volatility than other mutual funds. Each Fund may not be appropriate for all investors. The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in the accompanying prospectus.

The Funds have the following share classes:

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
o Class I
o Class II
o Class III

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
o Class I
o Class II
o Class III
o Class VI

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
o Class I
o Class II
o Class III
o Class VI

GARTMORE GVIT GLOBAL UTILITIES FUND
o Class I
o Class II
o Class III

This prospectus provides information with respect to all the share classes. The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 20.



2  |  SECTOR SERIES

FUND SUMMARIES | Gartmore GVIT Global Financial Services Fund



--------------------------------------------------------------------------------
THE FINANCIAL SERVICES SECTOR INCLUDES, BUT IS NOT LIMITED TO:

o   banks and savings and loan institutions and their holding companies
o   consumer and industrial finance companies
o   investment banks
o   insurance brokers, securities brokers and investment advisers
o   real estate-related companies
o   leasing companies
o insurance companies, such as property and casualty and life insurance holding companies.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as the subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuer's assets, revenues or net income is related to, or derived from, the financial services sector.

The Fund will invest 25% or more of its total assets in at least one or more of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies and insurance companies, such as property and casualty and life insurance holding companies. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund primarily invests in equity securities which may include common stocks, equity interests in investment funds or trusts, convertible securities, warrants, real estate investment trust securities and depositary receipts.

The Fund may invest in financial services companies of any size. The Fund will invest in securities of large companies that are well established in the financial services area because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-sized companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If GGP thinks that advantageous investment opportunities exist in securities of companies located in emerging markets countries, the Fund will invest in companies located in those countries. The Fund may also engage in securities lending in order to generate additional income for the Fund.

In making decisions on whether to buy or sell a security, GGP is not limited by the portfolio turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which will lead to higher transaction costs.

The portfolio managers look for global markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.


Pending investment of cash balances, or if GGP believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of an investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline in value or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid




                                                               SECTOR SERIES | 3

Gartmore GVIT Global Financial Services Fund (con't)


and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since those countries may have unstable governments and less established markets.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-sized and smaller, newer companies these investments may be riskier than investments in larger, more established companies. The stocks of mid-sized and smaller companies are usually less stable in price and less liquid than the stocks of larger companies. NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other word, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have greater impact on the Fund's ner asset value and total return.

CONCENTRATION RISK. The Fund will invest 25% or more of its total assets in companies in one or more of the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of the particular industry or industries. In addition to these general risks, the Fund may be susceptible to economic, regulatory and political conditions affecting the financial services sector, such as government regulation, the availability and cost of capital funds, industry consolidation, changes in interest rates, defaults by borrowers and general economic conditions.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund's share price.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 16.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS III SHARES 1

[BAR CHART OMITTED]

2002     -11.4%
2003      41.5%
2004      21.1%



BEST QUARTER:          22.5%      2ND QTR. OF 2003
WORST QUARTER:        -20.1%      3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                            SINCE
                                            1 YR        INCEPTION 1
-------------------------------------------------------------------
Class I Shares 2                          20.99%            14.85%
-------------------------------------------------------------------
Class II Shares 3                         20.76%            14.57%
-------------------------------------------------------------------
Class III Shares 4                        21.13%            14.89%
-------------------------------------------------------------------
The Morgan Stanley Capital International
(MSCI) World Financials Index 5           18.14%            11.54%
------------------------------------------------------------------

1 The Fund commenced operations on December 28, 2001, and offered only one class of shares, now known as Class III Shares.

2   The returns for Class I (until the creation of the Class I shares on May 10,
    2002) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I shares would have produced because all classes of shares invest in the same portfolio of securities.

3 The returns of Class II shares (until the creation of Class II shares on May 28, 2003) are based on the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what


4  |  SECTOR SERIES

    Class II shares would have produced because all classes of shares invest in the same portfolio of securities. The annual returns of the Class II shares have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than Class III.

4 For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 22 for more information.

5 The MSCI World Financials Index is an unmanaged index representative of the stocks in the global financial services sector and is based on 23 developed market country indices. Unlike mutual funds, the Index does not incur expenses. If sales charges were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                                               CLASS I    CLASS II    CLASS III
--------------------------------------------------------------------------------
Shareholder Fees (paid directly from
your investment) 1                               N/A         N/A          N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee (as a
percentage of amount redeemed) 2                 N/A         N/A          1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                 1.00%       1.00%         1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fees         None       0.25%          None
--------------------------------------------------------------------------------
Other Expenses                                  0.27%       0.27%         0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES            1.27%       1.52%         1.24%
--------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 22.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would he higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return for each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YR    3 YRS     5 YRS    10 YRS
--------------------------------------------------------------
Class I                      $129      $403      $697   $1,534
--------------------------------------------------------------
Class II                     $155      $480      $829   $1,813
--------------------------------------------------------------
Class III                    $126      $393      $681   $1,500
--------------------------------------------------------------


                                                               SECTOR SERIES | 5

FUND SUMMARIES | Gartmore GVIT Global Health Sciences Fund


--------------------------------------------------------------------------------
PRODUCTS AND SERVICES THAT HAVE A "HEALTH SCIENCES" ORIENTATION FOCUS ON MAINTAINING OR IMPROVING ONE'S QUALITY OF LIFE. FOR EXAMPLE, THE FUND WILL INVEST IN COMPANIES THAT ARE ENGAGED IN RESEARCH AND DEVELOPMENT OR THE PRODUCTION OR DISTRIBUTION OF PRODUCTS OR SERVICES RELATED TO MEDICINE, PHARMACEUTICALS OR PERSONAL HEALTHCARE.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation. The Fund will invest 25% or more of its total assets in at least one or more of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices. A security will generally be considered appropriate if (as determined by the portfolio manager) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from, the healthcare sector. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund primarily invests in equity securities which may include common stocks, convertible securities, and depositary receipts. The Fund invests in companies of any size. The Fund will invest in securities of large companies that are well established in the health sciences area, because they can be expected to grow with the market. The Fund will also invest in securities of small to mid-sized companies to the extent that they provide strong prospects for future growth. The Fund may also engage in securities lending in order to generate additional income for the Fund.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting its investment objective. The Fund will invest its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging markets countries, the Fund will invest in companies located in those countries.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

o   Above-average per share earnings growth
o   Positive fundamental change taking place
o   High return on invested capital
o   A healthy balance sheet
o   Sound financial and accounting policies and overall financial strength
o   Strong competitive advantages
o   Effective research and product development and marketing
o   Strong management
o General operating characteristics that will enable the company to compete successfully in its respective markets

The portfolio manager considers whether to sell a particular security when any of the previous factors materially changes with respect to the security. A security will also be sold when the portfolio manager believes that an alternative investment provides more attractive risk/return characteristics.

In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the portfolio turnover rate of the Fund. The portfolio manager may participate in frequent portfolio transactions, which will lead to higher transaction costs.

Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments and less established markets.




6  |  SECTOR SERIES

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-sized and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return.

CONCENTRATION RISK. The Fund will invest 25% or more of its total assets in one or more of the health-related industry groups noted above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of the particular industry or group of industries.

The Fund especially is vulnerable to the risk that economic prospects of healthcare companies may fluctuate dramatically due to changes in the regulatory and competitive environment. A significant portion of healthcare services is funded or subsidized by the government, so that changes in government policies-- at the state or federal level--may affect the demand for healthcare products and services. Other risks include: the possibility that regulatory approvals (which often entail lengthy application and testing procedures) will not be granted for new drugs and medical products; lawsuits against healthcare companies related to product liability issues and the rapid speed at which many healthcare products and services become obsolete.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund's share price.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 16.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS III SHARES 1

[BAR CHART OMITTED]

2001       3.4%
2002     -19.1%
2003      36.8%
2004       7.8%



BEST QUARTER:          20.1%         2ND QTR. OF 2003
WORST QUARTER:        -15.9%        1ST  QTR. OF 2001

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                  SINCE
                                  1 YR        INCEPTION 1
---------------------------------------------------------
Class I Shares 2                  7.86%             4.87%
---------------------------------------------------------
Class II Shares 3                 7.56%             4.63%
---------------------------------------------------------
Class III Shares 4                7.84%             4.92%
---------------------------------------------------------
Class VI Shares 5                 7.77%             4.65%
---------------------------------------------------------
Goldman Sachs Healthcare Index 6  6.27%            -2.35%
---------------------------------------------------------

1   The Fund commenced operations on December 29, 2000.
2 These returns for Class I shares from December 29, 2001 until May 5, 2002 are based on the performance of Class III shares because no Class I shares were outstanding during that period.



                                                               SECTOR SERIES | 7

Gartmore GVIT Global Health Sciences Fund (con't)


3 These returns until the creation of the Class II shares (March 28, 2003) are based on the performance of the Class I shares of the Fund until December 28, 2001 and on the performance of Class III shares of the Fund for the remainder of the period. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what each class would have produced because all classes of shares invest in the same portfolio of securities. For Class II shares, these returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

4 These returns until the creation of Class III shares (December 29, 2001) are based on the performance of Class I shares. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. If these fees were reflected, returns would be less than those shown. See "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 22 for more information.

5 These returns through April 28, 2004 were achieved prior to the creation of Class VI shares and include the performance of the Fund's Class I shares, from December 29, 2000 to December 28, 2001 and the performance of Class III shares for the remainder of that period. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and are therefore lower than Class I shares. Additionally, Class VI shares' returns do not reflect the short-term trading fees applicable to such shares; if these fees were deducted, the annual returns for Class VI shares earned by the variable contract owner would have been lower. See "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 22 for more information.

6 The Goldman Sachs Healthcare Index is an unmanaged index representative of the stocks in the healthcare sector. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.


                          Class I  Class II   Class III   Class VI
--------------------------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1       N/A       N/A        N/A         N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed) 2                   N/A       N/A      1.00%       1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees             1.00%     1.00%      1.00%       1.00%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                 None     0.25%       None       0.25%
--------------------------------------------------------------------------------
Other Expenses              0.25%     0.25%      0.25%       0.10%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES          1.25%     1.50%      1.25%       1.35%
--------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 21.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would he higher.

With respect to the Class III and Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III or Class VI shares for the entire period.

This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return for each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YR    3 YRS     5 YRS    10 YRS
--------------------------------------------------------------
Class I                      $127      $397      $686   $1,511
--------------------------------------------------------------
Class II                     $153      $474      $818   $1,791
--------------------------------------------------------------
Class III                    $127      $397      $686   $1,511
--------------------------------------------------------------
Class VI                     $137      $428      $739   $1,624
--------------------------------------------------------------



8  |  SECTOR SERIES

FUND SUMMARIES | Gartmore GVIT Global Technology and Communications Fund


--------------------------------------------------------------------------------
TECHNOLOGY

IS THE USE OF SCIENCE TO CREATE NEW PRODUCTS AND SERVICES. THE SECTOR COMPRISES INFORMATION TECHNOLOGY AND COMMUNICATIONS AS WELL AS MEDICAL, ENVIRONMENTAL AND BIOTECHNOLOGY.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital appreciation.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communications related industries. These companies may include, for example, companies that develop, produce and distribute products or services in the computer, semi-conductor, electronics and communications sectors. A security is generally considered appropriate if (as determined by the investment adviser) at least 50% of the issuer's assets, revenues, or net income is related to, or derived from technology and communications industries.

The Fund invests more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment. Because the Fund is a non-diversified fund, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund invests its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging markets countries, the Fund will invest in companies located in those countries.

The Fund may invest in companies of any size. The Fund may invest in securities of large companies that are well established in the world technology market because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-sized companies to the extent that they provide strong prospects for future growth. The Fund may also engage in securities lending in order to generate additional income for the Fund.

In analyzing specific companies for possible investment, the Fund's portfolio manager ordinarily looks for several of the following characteristics:

o   Above-average per share earnings growth.
o   High return on invested capital.
o   A healthy balance sheet.
o   Sound financial and accounting policies and overall financial strength.
o   Strong competitive advantages.
o   Effective research, product development and marketing.
o   Development of new technologies.
o   Efficient service.
o   Pricing flexibility.
o   Strong management.
o General operating characteristics that will enable the company to compete successfully in its respective markets.

The Fund's portfolio manager considers whether to sell a particular security when any of those factors materially change.

In making decisions on whether to buy or sell a security, the portfolio manager is not limited by the portfolio turnover rate of the Fund. The portfolio manager may participate in frequent portfolio transactions, which will lead to higher transaction costs.

Pending investment of cash balances, or if the Fund's adviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio manager's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.


                                                               SECTOR SERIES | 9

Gartmore GVIT Global Technology and Communications Fund (con't)

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-sized and smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-sized and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

CONCENTRATION RISK. The Fund invests more than 25% of its total assets in companies in the industries listed on the previous page. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile and which may entail greater risk of loss than broad based market indices and other more diversified mutual funds due to the market movement of the particular industry or industries. In addition to these general risks, the Fund may be especially susceptible to factors affecting the technology and communication sectors, such as abrupt or erratic price movements due to the rapid pace of product change and development and significant competitive pressures.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return.

PORTFOLIO TURNOVER RISK. The portfolio manager may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate results in higher transaction costs for the Fund and may increase the volatility of the Fund's share price.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 16.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

[BAR CHART OMITTED]

2001     -42.7%
2002     -42.8%
2003      55.2%
2004       4.3%


BEST QUARTER:         25.4%       2ND QTR. OF 2003
WORST QUARTER:        -41.5%      4TH QTR. OF 2000

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                         SINCE
                                        1 YR         INCEPTION 1
----------------------------------------------------------------
Class I Shares                         4.31%            -18.49%
----------------------------------------------------------------
Class II Shares 2                      4.03%            -18.49%
----------------------------------------------------------------
Class III Shares 3                     4.28%            -18.34%
----------------------------------------------------------------
Class VI Shares 4                      4.23%            -18.66%
----------------------------------------------------------------
Goldman Sachs Technology Composite Index
("The Goldman Index") 5                2.57%            -18.47%
----------------------------------------------------------------
Morgan Stanley High-Tech 35 Index 6    6.69%            -14.28%
----------------------------------------------------------------

1   The Fund commenced operations on June 30, 2000.
2 These returns until the creation of the Class II shares (March 28, 2003) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II and shares and therefore are lower than those of Class I.



10  |  SECTOR SERIES

3 These returns until the creation of Class III shares (May 2, 2002) are based on the performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class III shares would have produced because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares.If these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 21 for more information.
4 These returns until the creation of Class VI shares (April 28, 2004) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements such prior performance was similar to what Class VI shares would have produced because all classes of shares invest in the same portfolio of securities. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and therefore are lower than those of Class I. These returns do not reflect the short-term trading fees applicable to Class VI shares. If these fees were reflected, the annual returns for Class VI shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 21 for more information.
5 The Goldman Index is an unmanaged index that is designed to measure the performance of companies in the technology sector. As of July 1, 2004, the Fund changed its benchmark from the Morgan Stanley High-Tech 35 Index (the "MS Index") to the Goldman Index because the new benchmark is a more broad-based index (over 150 holdings in the Goldman Index versus only 35 holdings for the MS Index). In addition, the Goldman Index is market capitalization weighted while the MS Index is price weighted; and the Fund's adviser believes the market capitalization weighting of the Goldman Index makes the index more comparable to the Fund's performance and less susceptible to large performance swings from the smaller companies included in the Index. Unlike mutual funds, the Goldman Index does not include expenses. If expenses were deducted, the actual returns of the Index would be lower.
6 The Morgan Stanley High-Tech 35 Index is an equal dollar-weighted index of 35 stocks in nine different technology subsectors. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                                      Class I    Class II   Class III   Class VI
--------------------------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1                   N/A         N/A         N/A        N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed) 2                               N/A         N/A       1.00%      1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                         0.98%       0.98%       0.98%      0.98%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                             None       0.25%        None      0.25%
--------------------------------------------------------------------------------
Other Expenses                          0.30%       0.30%       0.30%      0.30%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (BEFORE FEE WAIVERS/
EXPENSE REIMBURSEMENTS)                 1.28%       1.53%       1.28%      1.53%
--------------------------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursements                  0.00%       0.00%       0.00%      0.00%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENTS) 3 4             1.28%       1.53%       1.28%      1.53%
--------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III or Class VI shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fee" on page 21.
3 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, taxes, interest, brokerage commissions, Rule 12b-1 fees, short-sale dividend expenses, administrative services fees and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.23% for all classes of shares at least through May 1, 2006. Because of the exclusion of these Fund expenses from the expense limitation, no fees are being waived and no expenses reimbursed. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. However, because there are certain exclusions from the expense limitation, "Total Annual Fund Operating Expenses" could increase above the amounts shown in the table; specifically, because Rule 12b-1 fees are 0.25% and administrative services fees (which are included in "Other Expenses") could increase up to 0.25% under the Trust's administrative services plan, the "Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements" could increase to 1.38% for Class I and Class III shares and 1.88% for Class II and Class VI shares before GMF would be required to limit the Fund's expenses. At this time, "Other Expenses" do


                                                              SECTOR SERIES | 11

Gartmore GVIT Global Technology and Communications Fund (con't)

    not reflect the full 0.25% in administrative services fees because the Fund does not currently have relationships with insurance companies or their affiliates such that the full amount allowable is charged to the Fund; if additional relationships were entered into, the Fund might be required to pay up to 0.25% in administrative services fees, and the "Total Annual Fund Operating Expenses After Fee Waivers/Expense Reimbursements" could rise to the expense limitation described above.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

With respect to the Class III and Class VI shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III or Class VI shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations, as applicable, through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                             1 YR    3 YRS     5 YRS    10 YRS
--------------------------------------------------------------
Class I                      $130      $406      $702   $1,545
--------------------------------------------------------------
Class II                     $156      $483      $834   $1,824
--------------------------------------------------------------
Class III                    $130      $406      $702   $1,545
--------------------------------------------------------------
Class VI                     $156      $483      $834   $1,824
--------------------------------------------------------------



12  |  SECTOR SERIES

FUND SUMMARIES | Gartmore GVIT Global Utilities Fund

--------------------------------------------------------------------------------
UTILITY COMPANIES

COMPANIES IN THE UTILITIES SECTOR ARE COMPANIES THAT PROVIDE CERTAIN UTILITIES AND RELATED SERVICES TO THE PUBLIC INCLUDING, BUT NOT LIMITED TO:

O   ENERGY SOURCES,
O   MAINTENANCE SERVICES,
O   INFRASTRUCTURE FOR UTILITIES,
O   CABLE TELEVISION,
O   RADIO,
O   TELECOMMUNICATIONS SERVICES,
O   TRANSPORTATION SERVICES, AND
O   WATER AND SANITARY SERVICES.

ALTHOUGH UTILITY COMPANIES HAVE TRADITIONALLY PAID ABOVE-AVERAGE DIVIDENDS, GGP'S STYLE FOCUSES ON COMPANIES THAT HAVE STRONG GROWTH POTENTIAL RATHER THAN THOSE PAYING HIGH CURRENT DIVIDENDS.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.

Gartmore Global Asset Management Trust ("GGAMT"), the Fund's investment adviser, has chosen Gartmore Global Partners ("GGP") as the subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. A security will generally be considered appropriate if (as determined by GGP) at least 50% of the issuer's assets, revenues or net income is related to, or derived from, the provision of utilities services or activities in utilities-related industries.

The Fund invests 25% or more of its assets in at least one or more of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services. Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.

The Fund primarily invests in equity securities which may include common stocks, equity interests in investment funds or trusts, convertible securities, warrants and depositary receipts. The Fund may also invest in preferred stocks of utility companies.

The Fund may invest in utility companies of any size. The Fund invests in securities of large companies that are well established in the utilities sector because they can be expected to grow with the market. The Fund may also invest in securities of small to mid-sized companies to the extent they provide strong prospects for future growth.

The Fund may invest in companies domiciled in any country and allocates its assets among securities that are expected to provide the best opportunities for meeting the Fund's investment objective. The Fund invests its assets in investments that are tied economically to a number of countries throughout the world, including the United States. If the portfolio manager thinks that advantageous investment opportunities exist in securities of companies located in emerging markets countries, the Fund will invest in companies located in those countries. The Fund may also engage in securities lending in order to generate additional income for the Fund.

In making decisions on whether to buy or sell a security, GGP is not limited by the portfolio turnover rate of the Fund. GGP may participate in frequent portfolio transactions, which will lead to higher transactions costs.

The portfolio managers look for global markets that they believe offer the potential for strong economic growth, and assess the valuation and growth rates both of a particular company and of the market where the company is located. They conduct proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing their own valuations of individual companies to those of the market, the portfolio managers pinpoint companies whose prospects appear different from the market's consensus.

Pending investment of cash balances, or if GGP believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of an investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs


                                                              SECTOR SERIES | 13

Gartmore GVIT Global Utilities Fund (con't)

and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks or that have a broader investment style.

MID CAP AND SMALL CAP RISK. To the extent the Fund invests in securities of mid-sized and smaller, newer companies these investments may be riskier than investments in larger, more established companies. The stocks of mid-sized and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in the value of the Fund's holdings in a single issuer may have a greater impact on the Funds' net asset value and total return.

CONCENTRATION RISK. The Fund invests 25% or more of its total assets in companies in one or more of the industries listed above. This ability to invest in a more concentrated range of securities than other mutual funds increases the risk and potential of the Fund. With a concentrated portfolio of securities, it is possible that the Fund could have returns that are significantly more volatile than broad-based market indices and other more diversified mutual funds due to the market movement of the particular industry or industries. In addition to these general risks, the Fund may be especially susceptible to factors affecting the utilities sector, such as, substantial economic, operational, competitive, technological or regulatory changes. Increases in fuel and energy prices and prices of other natural resources have also historically limited the growth potential of utility companies.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 16.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS III SHARES 1

[BAR CHART OMITTED]

2002     -24.9%
2003      24.2%
2OO4      30.0%



BEST QUARTER:          18.5%      2ND QTR. OF 2003
WORST QUARTER:        -18.9%      3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:
                                                                  SINCE
                                                  1 YR        INCEPTION 1
-------------------------------------------------------------------------
Class I Shares 2                                29.97%             6.57%
-------------------------------------------------------------------------
Class II Shares 3                               29.56%             6.36%
-------------------------------------------------------------------------
Class III Shares 4                              29.95%             6.62%
-------------------------------------------------------------------------
MSCI World Telecommunication Services Index 5   18.10%             2.06%
-------------------------------------------------------------------------
MSCI World Utilities Index 6                    29.46%            12.31%
-------------------------------------------------------------------------
Global Utilities Composite Index 7              22.62%             6.58%
-------------------------------------------------------------------------

1   The Fund commenced operations on December 28, 2001.
2 These returns until the creation of the Class I shares (May 10, 2002) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class I shares would have produced because all classes of shares invest in the same portfolio of securities.


14  |  SECTOR SERIES

3 These returns until the creation of Class II shares (March 28, 2003) are based on the performance of the Class III shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class II shares would have produced because all classes of shares invest in the same portfolio of securities. Class II share's annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.
4 For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 22.
5 The MSCI World Telecommunication Services Index is an unmanaged index representative of the stocks in the global utilities sector and is based on 23 developed market country indices. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.
6 The MSCI World Utilities Index is an unmanaged index made up of industry groups such as electric, gas, multi utilities and unregulated power and water. Unlike mutual funds, the Index does not incur expenses. If expenses were deducted, the actual returns of the Index would be lower.
7 The Global Utilities Composite Index is an unmanaged, hypothetical representation of the performance of a composite of the MSCI World Telecommunication Services Index (60%) and the MSCI World Utilities Index (40%). Unlike mutual funds, the composite does not incur expenses. If expenses were deducted, the actual returns of the composite would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund. Depending on the class in which you invest.

                                                Class I    Class II    Class III
--------------------------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1                             N/A        N/A           N/A
--------------------------------------------------------------------------------
Short-Term Trading Fee (as a percentage
of amount redeemed or exchanged) 2                  N/A        N/A         1.00%
--------------------------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                   0.80%      0.80%         0.80%
--------------------------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                                       None      0.25%          None
--------------------------------------------------------------------------------
Other Expenses                                    0.28%      0.28%         0.24%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES              1.08%      1.33%         1.04%
--------------------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 21.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would he higher.

With respect to the Class III shares for the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

This example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return for each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                             1 YR    3 YRS     5 YRS    10 YRS
--------------------------------------------------------------
Class I                      $110      $343      $595   $1,317
--------------------------------------------------------------
Class II                     $135      $421      $729   $1,601
--------------------------------------------------------------
Class III                    $106      $331      $574   $1,271
--------------------------------------------------------------

                                                              SECTOR SERIES | 15

MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following additional principal investments and techniques in an effort to increase returns, protect assets or diversify investments. The Statement of Additional Information ("SAI") contains additional information about the Funds, including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

DEPOSITARY RECEIPTS. The Funds may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the underlying securities of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

CONVERTIBLE SECURITIES (GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND, GARTMORE GVIT GLOBAL UTILITIES FUND, AND GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND). Convertible securities-- also known as convertibles-- include bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies generally must pay holders of convertibles before they pay holders of common stock), but they typically are less secure than similar non-convertible securities such as bonds (bondholders generally must be paid before holders of convertibles and common stock). Because convertibles usually are subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

WARRANTS (GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND). A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

REITS (GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND). Real estate investment trusts ("REITs") are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs.

REITs involve certain risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others, possible declines in the value of real estate, possible lack of availability of mortgage funds, and extended vacancies of properties. Mortgage REITs are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed securities may be paid off sooner than anticipated.

PRINCIPAL RISKS

SMALL CAP RISK (All Funds). Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which a Fund invests may be in the technology and biotechnology industries. Small cap companies in these industries may be especially subject to abrupt or erratic price movements.



16  |  SECTOR SERIES

In addition, small cap companies may:

o   lack depth of management
o   lack a proven track record
o   be unable to generate funds necessary for growth or development
o be developing or marketing new products or services for which markets are not yet established and may never become established
o   market products or services which may become quickly obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (All Funds). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that the Funds will lose money.

o COUNTRY--General securities market movements in any country in which a Fund has investments are likely to affect the value of the Funds' securities that trade in the country. These movements will affect a Fund's share prices and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the U.S. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o FOREIGN MARKETS--Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the U.S. Also, brokerage commissions and other costs of buying and selling securities often may be higher in foreign countries than they are in the United States. These factors can reduce the amount the Funds can earn on their investments.

o GOVERNMENTAL SUPERVISION AND REGULATION/ ACCOUNTING STANDARDS--Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for the Funds' portfolio managers to completely and accurately determine a company's financial condition.

o CURRENCY--Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what the Funds own and the Funds' share prices. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.


                                                              SECTOR SERIES | 17

MANAGEMENT

INVESTMENT ADVISER--GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND AND GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of assets and supervises the daily business affairs of these Funds. GMF was organized in 1999 and manages mutual fund assets.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, United Kingdom. and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays GMF a management fee, which is based on the Funds' average daily net assets. The annual management fees paid by each Fund for the fiscal year ended December 31, 2004, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

FUND                                                                     FEE
----------------------------------------------------------------------------
Gartmore Global Health Sciences Fund                                   1.00%
----------------------------------------------------------------------------
Gartmore Global Technology and Communications Fund                     0.98%
----------------------------------------------------------------------------

GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND PORTFOLIO MANAGER: Paul Cluskey is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund and the selection of the Fund's investments.

Mr. Cluskey joined GMF in April 2001. Prior to that, he was the co-lead portfolio manager for Nicholas-Applegate Global Health Care Fund since its inception in September 1999. He also co-managed the Nicholas-Applegate Small Cap Growth Fund and the Nicholas-Applegate Mini-Cap Fund. He joined Nicholas-Applegate in 1998. From 1996 through 1998, he had been a senior small cap stock analyst with SEI Investments. Before that, he worked at Piper Jaffray, Inc. as a corporate finance analyst.

GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND PORTFOLIO MANAGER: Mr. Chip Zhu is the Fund's portfolio manager and is responsible for the day-to-day management of the Fund and the selection of the Fund's investments. Mr. Zhu joined GMF in November 1999 as a technology analyst and was promoted to co-portfolio manager for the Fund in March 2004. Prior to joining GMF, Mr. Zhu was an associate in corporate finance with Prudential Capital Group Private Placement Division where he was responsible for international investment in equity, structured finance, mezzanine and debt instruments. Mr. Zhu is a graduate of the Wuhan University (China) and also has an MBA from the Wharton School of Business.

INVESTMENT ADVISER--GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND

Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Funds. GGAMT was organized in July 2000, and advises mutual funds and institutional separate accounts. GGAMT is an affiliate of GMF and also is part of the Gartmore Group.

Each Fund pays GGAMT a management fee, which is based on the Funds' average daily net assets. The management fees paid by each of the Funds (including fees paid to a Fund's subadviser) for the fiscal year ended December 31, 2004, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, were as follows:

FUND                                                                     FEE
----------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund                           1.00%
----------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund                                    0.80%
----------------------------------------------------------------------------

SUBADVISER FOR THE GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND

Gartmore Global Partners (GGP), 1200 River Road,
Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser to the Fund and manages its assets in accordance with its investment objective and strategies. GGP makes investment decisions for the Fund and executes those decisions by placing purchase and sell orders for securities.

GGP is an affiliate of GMF and GGAMT and is part of the Gartmore Group.

Out of its management fee, GGAMT pays GGP an annual subadvisory fee, based on the Fund's average daily net assets. The annual management fees paid by GGAMT for the fiscal year ended December 31, 2004, expressed as a percentage of a Fund's average daily net assets and not taking into account any applicable waivers, are as follows:

FUND                                                                     FEE
----------------------------------------------------------------------------
Gartmore GVIT Global Financial Services Fund 0.50%
----------------------------------------------------------------------------
Gartmore GVIT Global Utilities Fund 0.40%
----------------------------------------------------------------------------

GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager.

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND PORTFOLIO MANAGEMENT: Douglas Burtnick, Portfolio Manager and Stuart Quint, CFA, Equity Research Analyst are responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Douglas Burtnick joined GMF in May 2002 from Brown Brothers Harriman & Company where he served as a risk manager in the

18  |  SECTOR SERIES
private client group and portfolio manager from 2000 to 2002. From 1998 to 2002, Mr. Burtnick worked at Barra, Inc., a risk management firm, where he led a group focused on portfolio construction and risk management issues for institutional investors and hedge funds.

Stuart Quint provides fundamental research coverage for the financial sector, including banks, savings and loans, brokers, insurance companies and other specialized financial companies. Prior to joining GMF in September 2003, Mr. Quint was with the Libra Fund, a Swedish hedge fund based in New York, from August 2002 to September 2003 where he had a specialized focus in financial and energy stocks. He has spent thirteen years in investment management, and prior to joining the Libra Fund held senior level equity positions with Friends Ivory Sime, Montgomery Asset Management and Sanford Bernstein. Mr. Quint holds a B.S. degree in Economics from the Wharton School at the University of Pennsylvania (cum laude) along with a B.A. in Russian Civilization, and is also a CFA.

GARTMORE GVIT GLOBAL UTILITIES PORTFOLIO MANAGEMENT: Ben Walker, CFA, Senior Investment Manager, Global Equities, is responsible for the day-to-day management of the Fund and selection of the Fund's investments.

Mr. Walker joined GMF in 1997. He recently moved back to London from the United States, where he worked in GMF's Philadelphia office for nearly three years as a Senior Investment Manager on the U.S. Equity Team. In April 2002, he participated in the launch of the Lyxor U.S. Long/Short Fund and co-managed it until June 2003. Previously he worked in the financial services division of the accounting firm, Arthur Andersen in London, where he qualified as a Chartered Accountant in August 1997. He has obtained the IMC and is a CFA Charterholder. Mr. Walker graduated from St. Edmund Hall, Oxford University, with an Honours degree in Politics, Philosophy and Economics in 1993.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.


                                                              SECTOR SERIES | 19

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its affiliated life insurance companies (collectively, "Nationwide") to fund benefits payable under variable insurance contracts. Class VI shares of the Gartmore GVIT Global Technology and Communications Fund and the Gartmore GVIT Global Health Sciences Fund are currently sold to separate accounts of Nationwide to fund benefits payable under variable insurance contracts and may be sold to separate accounts of unaffiliated insurance companies in the future. Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services entitling them to receive Rule 12b-1 fees, may sell Class II and Class VI shares. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine which Funds are available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Funds will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

Shares of the Funds are subject to administrative services fees. These fees are paid by the Funds to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares; however your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by a Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

THE FUNDS DO NOT CALCULATE NAV ON THE FOLLOWING DAYS:

o New Year's Day
o Martin Luther King, Jr. Day
o Presidents' Day
o Good Friday
o Memorial Day
o Independence Day
o Labor Day
o Thanksgiving Day
o Christmas Day
o Other days when the New York Stock Exchange is closed

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.


20  |  SECTOR SERIES

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o disrupt portfolio management strategies,
o increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less
affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high--yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying


                                                              SECTOR SERIES | 21

BUYING AND SELLING FUND SHARES (CON'T.)

shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades which the Funds identify. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner

22  |  SECTOR SERIES

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the following Funds to compensate the distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services. Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.


                                                              SECTOR SERIES | 23

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

24  |  SECTOR SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Global Financial Services Fund




The financial highlights tables are intended to help you understand a Fund's financial performance for the period of a Fund's operation. Certain information reflects financial results for a single Fund share. The total return in the tables represents the rate that an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LOWER THAN THOSE SHOWN. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statement, is included in the annual report, which is available upon request.




                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------



                                                                 Net Realized
                                                                          and
SELECTED DATA              Net Asset          Net                  Unrealized
FOR EACH SHARE                Value,   Investment                       Gains   Total from          Net        Net
OF CAPITAL              Beginning of       Income   Redemption    (Losses) on   Investment   Investment   Realized           Total
OUTSTANDING                   Period       (Loss)         Fees    Investments   Activities       Income      Gains   Distributions
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2002 (c)       $10.23            -         0.01         (1.27)       (1.26)       (0.01)          -          (0.01)
Year Ended
  December 31, 2003            $8.96         0.10         0.01          3.58         3.69        (0.05)     (1.21)          (1.26)
Year Ended
  December 31, 2004           $11.39         0.17         0.01          2.19         2.37        (0.17)     (0.77)          (0.94)
----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
  December 31, 2003 (d)        $8.46         0.04         0.01          4.11         4.16        (0.04)     (1.21)          (1.25)
Year Ended
  December 31, 2004           $11.37         0.11         0.01          2.22         2.34        (0.14)     (0.77)          (0.91)
----------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2001 (e)       $10.00            -            -          0.13         0.13             -          -               -
Year Ended
  December 31, 2002           $10.13         0.04         0.01         (1.21)       (1.16)       (0.01)          -          (0.01)
Year Ended
  December 31, 2003            $8.96         0.13         0.01          3.55         3.69        (0.05)     (1.21)          (1.26)
Year Ended
  December 31, 2004           $11.39         0.14         0.01          2.23         2.38        (0.17)     (0.77)          (0.94)
----------------------------------------------------------------------------------------------------------------------------------




                                                               RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Ratio of Net
                                                                                                   Investment
                                                                                      Ratio of         Income
                                                                    Ratio of Net      Expenses         (Loss)
                           Net                                        Investment     (Prior to      (Prior to
SELECTED DATA            Asset            Net Assets     Ratio of         Income    Reimburse-     Reimburse-
FOR EACH SHARE          Value,                at End     Expenses      (Loss) to     ments) to      ments) to
OF CAPITAL              End of    Total    of Period   to Average    Average Net   Average Net    Average Net      Portfolio
OUTSTANDING             Period   Return       (000s)   Net Assets         Assets    Assets (a)     Assets (a)   Turnover (b)
----------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2002 (c)  $8.96  (12.26%)(f)     $218         1.37%(g)       0.30%(g)       (h)            (h)        211.21%
Year Ended
  December 31, 2003     $11.39    41.45%      $3,121         1.27%          1.47%          (h)            (h)        261.68%
Year Ended
  December 31, 2004     $12.82    20.99%      $4,011         1.27%          1.19%          (h)            (h)        127.69%
----------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
  December 31, 2003 (d) $11.37    49.51%(f)     $913         1.51%(g)       1.20%(g)       (h)            (h)        261.68%
Year Ended
  December 31, 2004     $12.80    20.76%      $1,879         1.52%          1.00%          (h)            (h)        127.69%
----------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2001 (e) $10.13     1.32%(f)   $3,041         1.35%(g)       0.33%(g)  8.56%(g)     (6.88%)(g)          0.00%
Year Ended
  December 31, 2002      $8.96   (11.41%)     $6,009         1.31%          0.66%          (h)            (h)        211.21%
Year Ended
  December 31, 2003     $11.39    41.46%     $11,634         1.22%          1.57%          (h)            (h)        261.68%
Year Ended
  December 31, 2004     $12.83    21.13%     $19,634         1.24%          1.28%          (h)            (h)        127.69%
----------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commissionon December 28, 2001. On the effective date, the net asset value was $10.13 per share.
(f) Not annualized.
(g) Annualized.
(h) There were no fee reductions during the period.





                                                              SECTOR SERIES | 25

FINANCIAL HIGHLIGHTS | Gartmore GVIT Global Health Sciences Fund



                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
----------------------------------------------------------------------------------------------------------------------------------



                                                                 Net Realized
                                                                          and
SELECTED DATA              Net Asset          Net                  Unrealized
FOR EACH SHARE                Value,   Investment                       Gains   Total from          Net        Net
OF CAPITAL              Beginning of       Income   Redemption    (Losses) on   Investment   Investment   Realized           Total
OUTSTANDING                   Period       (Loss)         Fees    Investments   Activities       Income      Gains   Distributions
----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2000  (c)      $10.00            -            -         (0.17)       (0.17)            -          -               -
Period Ended
  December 27, 2001 (d) (e)    $9.83       (0.03)            -          0.39         0.36        (0.02)          -          (0.02)
Period Ended
  December 31, 2002 (f)        $9.51       (0.02)         0.01         (1.31)       (1.32)            -          -               -
Year Ended December 31, 2003   $8.19       (0.02)         0.01          3.01         3.00             -     (1.23)          (1.23)
Year Ended December 31, 2004   $9.96       (0.03)         0.01          0.80         0.78             -     (0.05)          (0.05)
----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
December 31, 2003 (g)          $8.72       (0.01)         0.01          2.46         2.46             -     (1.23)          (1.23)
Year Ended December 31, 2004   $9.95       (0.06)         0.01          0.80         0.75             -     (0.05)          (0.05)
----------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
December 31, 2001 (e)         $10.17            -            -         (0.03)       (0.03)            -          -               -
Year Ended December 31, 2002  $10.14       (0.03)         0.01         (1.92)       (1.94)            -          -               -
Year Ended December 31, 2003   $8.20       (0.03)         0.01          3.03         3.01             -     (1.23)          (1.23)
Year Ended December 31, 2004   $9.98       (0.03)         0.01          0.80         0.78             -     (0.05)          (0.05)
----------------------------------------------------------------------------------------------------------------------------------
CLASS VI SHARES
Period Ended
  December 31, 2004 (k)       $10.70       (0.02)         0.01          0.02         0.01             -          -               -
----------------------------------------------------------------------------------------------------------------------------------




                                                                      RATIO/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Ratio of Net
                                                                                                          Investment
                                                                                             Ratio of         Income
                                                                           Ratio of Net      Expenses         (Loss)
                                  Net                                        Investment     (Prior to      (Prior to
SELECTED DATA                   Asset            Net Assets     Ratio of         Income    Reimburse-     Reimburse-
FOR EACH SHARE                 Value,                at End     Expenses      (Loss) to     ments) to      ments) to
OF CAPITAL                     End of    Total    of Period   to Average    Average Net   Average Net    Average Net      Portfolio
OUTSTANDING                    Period   Return       (000s)   Net Assets         Assets    Assets (a)     Assets (a)   Turnover (b)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2000  (c)        $9.83   (1.70%)(h)   $2,458        1.00%(i)     (1.00%)(i)     28.69%(i)    (28.69%)(i)       0.00%
Period Ended
  December 27, 2001 (d) (e)    $10.17    3.67%(h)    $2,549        1.24%(i)     (0.32%)(i)      5.51%(i)     (4.59%)(i)     892.96%
Period Ended
  December 31, 2002 (f)         $8.19  (13.88%)(h)     $370        1.22%(i)     (0.25%)(i)           (j)            (j)     764.93%
Year Ended December 31, 2003    $9.96   36.69%       $4,434        1.24%        (0.36%)              (j)            (j)     542.89%
Year Ended December 31, 2004   $10.69    7.86%       $7,910        1.26%        (0.28%)              (j)            (j)     424.94%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
December 31, 2003 (g)           $9.95   28.27%(h)    $2,232        1.49%(i)     (0.59%)(i)           (j)            (j)     542.89%
Year Ended December 31, 2004   $10.65    7.56%       $3,208        1.50%        (0.54%)              (j)            (j)     424.94%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
December 31, 2001 (e)          $10.14   (0.30%)(h)   $2,540        1.35%(i)     (1.13%)(i)      1.35%(i)     (1.13%)(i)     892.96%
Year Ended December 31, 2002    $8.20  (19.13%)     $11,652        1.23%        (0.37%)         1.24%        (0.38%)        764.93%
Year Ended December 31, 2003    $9.98   36.77%      $27,026        1.22%        (0.39%)              (j)            (j)     542.89%
Year Ended December 31, 2004   $10.71    7.84%      $39,723        1.26%        (0.29%)              (j)            (j)     424.94%
-----------------------------------------------------------------------------------------------------------------------------------
CLASS VI SHARES
Period Ended
  December 31, 2004 (k)        $10.71    0.09%(h)    $4,981        1.35%(i)     (0.36%)(i)       (j)                (j)     424.94%
-----------------------------------------------------------------------------------------------------------------------------------



(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) Class I shares were exchanged into Class III shares effective December 28, 2001.
(f) For the period from May 6, 2002 (recommencement of sales to the public) through December 31, 2002.
(g) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(h)  Not annualized.
(i)  Annualized.
(j)  There were no fee reductions during the period.
(k) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.




26 |  SECTOR SERIES

FINANCIAL HIGHLIGHTS | Gartmore GVIT Global Technology and Communications Fund



                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------------



                                                     Net Realized
                                                              and                                                           Net
SELECTED DATA              Net Asset          Net      Unrealized                                                         Asset
FOR EACH SHARE                Value,   Investment           Gains   Total from          Net        Net                   Value,
OF CAPITAL              Beginning of       Income     (Losses) on   Investment   Investment   Realized           Total   End of
OUTSTANDING                   Period       (Loss)     Investments   Activities       Income      Gains   Distributions   Period
---------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2000 (c)       $10.00       (0.01)          (2.48)       (2.49)       (0.16)          -          (0.16)    $7.35
Year Ended
  December 31, 2001 (d)        $7.35       (0.03)          (3.11)       (3.14)            -          -               -    $4.21
Year Ended December 31, 2002   $4.21       (0.03)          (1.77)       (1.80)            -     (0.02)          (0.02)    $2.39
Year Ended December 31, 2003   $2.39       (0.03)            1.35         1.32            -          -               -    $3.71
Year Ended December 31, 2004   $3.71       (0.02)            0.18         0.16            -          -               -    $3.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
  December 31, 2003 (e)        $2.45       (0.01)            1.28         1.27            -          -               -    $3.72
Year Ended December 31, 2004   $3.72       (0.05)            0.20         0.15            -          -               -    $3.87
---------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2002 (f)        $3.29       (0.01)          (0.85)       (0.86)            -     (0.02)          (0.02)    $2.41
Year Ended December 31, 2003   $2.41       (0.02)            1.35         1.33            -          -               -    $3.74
Year Ended December 31, 2004   $3.74       (0.04)            0.20         0.16            -          -               -    $3.90
---------------------------------------------------------------------------------------------------------------------------------
CLASS VI SHARES
Period Ended
  December 31, 2004 (j)        $3.59       (0.01)            0.29         0.28            -          -               -    $3.87
---------------------------------------------------------------------------------------------------------------------------------





                                                                         RATIO/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
                                                                                                 Ratio of Net
                                                                                                   Investment
                                                                                      Ratio of         Income
                                                                    Ratio of Net      Expenses         (Loss)
                                                                      Investment     (Prior to      (Prior to
SELECTED DATA                             Net Assets     Ratio of         Income    Reimburse-     Reimburse-
FOR EACH SHARE                                at End     Expenses      (Loss) to     ments) to      ments) to
OF CAPITAL                          Total  of Period   to Average    Average Net   Average Net    Average Net      Portfolio
OUTSTANDING                        Return     (000s)   Net Assets         Assets    Assets (a)     Assets (a)   Turnover (b)
----------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2000 (c)       (24.96%)(g)    $12,127      1.35%(h)    (0.44%)(h)      2.57%(h)     (1.66%)(h)        305.36%
Year Ended
  December 31, 2001 (d)          (42.72%)    $15,585        1.35%        (0.88%)         2.02%        (1.55%)        894.05%
Year Ended December 31, 2002     (42.78%)     $7,791        1.34%        (0.65%)         1.39%        (0.70%)        879.28%
Year Ended December 31, 2003       55.23%    $15,960        1.24%        (0.94%)           (i)            (i)       1045.37%
Year Ended December 31, 2004        4.31%    $20,144        1.30%        (0.69%)           (i)            (i)        728.29%
----------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
  December 31, 2003 (e)         51.84%(g)     $2,128      1.49%(h)    (1.27%)(h)           (i)            (i)       1045.37%
Year Ended December 31, 2004        4.03%     $2,409        1.53%        (0.98%)           (i)            (i)        728.29%
----------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2002 (f)       (26.14%)(g)     $5,822      1.37%(h)    (3.49%)(h)         1.79%        (3.91%)        879.28%
Year Ended December 31, 2003       55.19%    $33,398        1.25%        (1.00%)           (i)            (i)       1045.37%
Year Ended December 31, 2004        4.28%    $22,656        1.28%        (0.73%)           (i)            (i)        728.29%
----------------------------------------------------------------------------------------------------------------------------
CLASS VI SHARES
Period Ended
  December 31, 2004 (j)          7.80%(g)     $2,693      1.46%(h)    (0.44%)(h)           (i)            (i)        728.29%
----------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(c) For the period from June 30, 2000 (commencement of operations) through December 31, 2000.
(d) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(e) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(f) For the period from May 2, 2002 (commencement of operations) through December 31, 2002.
(g)  Not annualized.
(h)  Annualized.
(i)  There were no fee reductions during the period.
(j) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.


                                                              SECTOR SERIES | 27

FINANCIAL HIGHLIGHTS | Gartmore GVIT Global Utilities Fund



                                             INVESTMENT ACTIVITIES                                 DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------------------



                                                                  Net Realized
                                                                           and
SELECTED DATA              Net Asset          Net                   Unrealized
FOR EACH SHARE                Value,   Investment                        Gains   Total from          Net        Net
OF CAPITAL              Beginning of       Income   Redemption     (Losses) on   Investment   Investment   Realized           Total
OUTSTANDING                   Period       (Loss)         Fees     Investments   Activities       Income      Gains   Distributions
-----------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2002 (c)        $8.38         0.08         0.01          (0.96)       (0.87)       (0.09)          -          (0.09)
Year Ended
  December 31, 2003            $7.42         0.06         0.01            1.71         1.78       (0.04)          -          (0.04)
Year Ended
  December 31, 2004            $9.16         0.13            -            2.60         2.73       (0.13)     (0.50)          (0.63)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
  December 31, 2003 (d)        $7.08         0.03         0.01            2.09         2.13       (0.03)          -          (0.03)
Year Ended
  December 31, 2004            $9.18         0.18            -            2.53         2.71       (0.11)     (0.50)          (0.61)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2001 (e)       $10.00            -            -            0.01         0.01            -          -               -
Year Ended
  December 31, 2002           $10.01         0.12         0.01          (2.62)       (2.49)       (0.09)          -          (0.09)
Year Ended
  December 31, 2003            $7.43         0.10         0.01            1.68         1.79       (0.04)          -          (0.04)
Year Ended
  December 31, 2004            $9.18         0.14            -            2.60         2.74       (0.14)     (0.50)          (0.64)
-----------------------------------------------------------------------------------------------------------------------------------





                                                                RATIO/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Ratio of Net
                                                                                                       Investment
                                                                                          Ratio of         Income
                                                                        Ratio of Net      Expenses         (Loss)
                             Net                                          Investment     (Prior to      (Prior to
SELECTED DATA              Asset              Net Assets     Ratio of         Income    Reimburse-     Reimburse-
FOR EACH SHARE            Value,                  at End     Expenses      (Loss) to     ments) to      ments) to
OF CAPITAL                End of        Total  of Period   to Average    Average Net   Average Net    Average Net      Portfolio
OUTSTANDING               Period       Return     (000s)   Net Assets         Assets    Assets (a)     Assets (a)   Turnover (b)
--------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended
  December 31, 2002 (c)    $7.42  (10.36%)(f)       $169     1.20%(g)       1.83%(g)           (h)            (h)        153.83%
Year Ended
  December 31, 2003        $9.16       24.05%     $1,104        1.11%          1.28%           (h)            (h)        116.62%
Year Ended
  December 31, 2004       $11.26       29.97%     $4,679        1.08%          1.78%           (h)            (h)        358.63%
--------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended
  December 31, 2003 (d)    $9.18    30.16%(f)     $1,092     1.36%(g)       0.76%(g)           (h)            (h)        116.62%
Year Ended
  December 31, 2004       $11.28       29.56%     $1,069        1.33%          1.58%           (h)            (h)        358.63%
--------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended
  December 31, 2001 (e)   $10.01     0.10%(f)     $3,002     1.15%(g)     (0.12%)(g)      8.45%(g)     (7.42%)(g)          0.00%
Year Ended
  December 31, 2002        $7.43     (24.85%)     $3,571        1.10%          1.79%         1.11%          1.78%        153.83%
Year Ended
  December 31, 2003        $9.18       24.17%     $7,054        1.04%          1.39%           (h)            (h)        116.62%
Year Ended
  December 31, 2004       $11.28       29.95%    $31,478        1.05%          1.73%           (h)            (h)        358.63%
--------------------------------------------------------------------------------------------------------------------------------



(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) For the period from May 10, 2002 (commencement of operations) through December 31, 2002.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from December 18, 2001 (commencement of operations) through December 31, 2001. Registration of shares effective with the Securities and Exchange Commission on December 28, 2001. On the effective date, the net asset value was $10.01 per share.
(f)  Not annualized.
(g)  Annualized.
(h)  There were no fee reductions during the period.


28  |  SECTOR SERIES

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)
o   Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428







                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                                PR-GVIT-SEC 4/05

GARTMORE Variable Insurance Trust

Van Kampen GVIT Comstock Value Fund
(Class I, Class II and Class IV Shares)

Dreyfus GVIT International Value Fund
(Class I, Class II, Class III, Class IV and Class VI Shares)

Dreyfus GVIT Mid Cap Index Fund
(Class I, Class II and Class III Shares)

Federated GVIT High Income Bond Fund
(Class I and Class III Shares)

GVIT Equity 500 Index Fund
(Class I, Class II and Class IV Shares)

J.P. Morgan GVIT Balanced Fund
(Class I and Class IV Shares)

Van Kampen GVIT Multi Sector Bond Fund
(Class I and Class III Shares)


[LOGO]


FUNDPROSPECTUS

                          [LOGO]       | May 2, 2005
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                                           WWW.GARTMOREFUNDS.COM

TABLE OF CONTENTS


             FUND SUMMARIES

         3   VAN KAMPEN GVIT COMSTOCK VALUE FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

         6   DREYFUS GVIT INTERNATIONAL VALUE FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

         9   DREYFUS GVIT MID CAP INDEX FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

        12   FEDERATED GVIT HIGH INCOME BOND FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

        15   GVIT EQUITY 500 INDEX FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

        18   J.P. MORGAN GVIT BALANCED FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses

        22   VAN KAMPEN GVIT MULTI SECTOR BOND FUND
             Objective and Principal Strategies
             Principal Risks
             Performance
             Fees and Expenses


        26   MORE ABOUT THE FUNDS
             Principal Investments and Techniques
             Principal Risks
             Temporary Investments
             Selective Disclosure of Portfolio Holdings

        29   MANAGEMENT
             Investment Management
             Multi-Manager Structure
             Additional Information about the
               Portfolio Managers

        33   BUYING AND SELLING FUND SHARES
             Who Can Buy Shares of the Funds
             Purchase Price
             Fair Valuation
             Selling Shares
             Restrictions on Sales
             Excessive or Short-Term Trading
             Monitoring of Trading Activity
             Restrictions on Transactions
             Short-Term Trading Fees
             Distribution Plan
             Revenue Sharing

        37   DISTRIBUTIONS AND TAXES
             Dividends and Distributions
             Tax Status

        38   FINANCIAL HIGHLIGHTS

BACK COVER   ADDITIONAL INFORMATION

FUND SUMMARIES

This prospectus provides information about seven funds (the "Funds") offered by Gartmore Variable Insurance Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare each Fund with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds" beginning on page
26. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, "variable insurance contracts").

The Fund Summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in its accompanying prospectus.

This prospectus provides information with respect to the following share classes of the Funds, which constitute all available classes at this time:

VAN KAMPEN GVIT COMSTOCK VALUE FUND
o Class I
o Class II
o Class IV

DREYFUS GVIT INTERNATIONAL VALUE FUND
o Class I
o Class II
o Class III
o Class IV
o Class VI

DREYFUS GVIT MID CAP INDEX FUND
o Class I
o Class II
o Class III

FEDERATED GVIT HIGH INCOME BOND FUND
o Class I
o Class III

GVIT EQUITY 500 INDEX FUND
o Class I
o Class II
o Class IV

J.P. MORGAN GVIT BALANCED FUND
o Class I
o Class IV

VAN KAMPEN GVIT MULTI SECTOR BOND FUND
o Class I
o Class III

The share classes have different expenses and are available for purchase through different variable insurance contracts. For more information about who may purchase the different share classes, see "Buying and Selling Fund Shares" on page 33.

Each Fund employs a "multi-manager" structure, which means that Gartmore Mutual Fund Capital Trust ("GMF"), as the Funds' investment adviser, may hire, replace or terminate one or more subadvisers, not affiliated with GMF, for a Fund without shareholder approval. GMF believes that this structure gives it increased flexibility to manage the Funds in your best interests and to operate the Funds more efficiently. See "Management-- Multi-Manager Structure" for more information.

FUND SUMMARIES | Van Kampen GVIT Comstock Value Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Van Kampen GVIT Comstock Value Fund's investment objective is to seek capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.

GMF has selected Van Kampen Asset Management Inc. ("VKAM") as subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal market conditions, VKAM seeks to achieve the Fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Fund emphasizes a value style of investing, seeking well-established, undervalued companies believed by VKAM to possess the potential for capital growth and income. VKAM generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change. The Fund may invest in issuers of small-, medium-, or large-size companies.

Portfolio securities are typically sold when VKAM's assessments of the capital growth and income potential of such securities materially change and factors indicate it is desirable to do so. Such factors include a change in economic or market factors in general or with respect to a particular industry, a change in the market trends or other factors affecting an individual security, changes in the relative market performance or appreciation possibilities offered by individual securities and other circumstances bearing on the desirability of a given investment.

The Fund may invest up to 25% of its total assets in securities of foreign issuers, primarily through depositary receipts. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes. The Fund may also engage in securities lending in order to generate additional income for the Fund.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares also will be affected by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID/SMALL COMPANY RISK. To the extent the Fund invests in securities of medium-size or smaller companies, these investments may be riskier than investments in larger, more established companies. The stocks of medium-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

Van Kampen GVIT Comstock Value Fund (CON'T.)


SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 26.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund.

Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1998      15.1%
1999      18.5%
2000     -10.6%
2001     -12.2%
2002     -25.1%
2003      31.4%
2004      17.5%





BEST QUARTER:          18.1%      2ND QTR. OF 2003
WORST QUARTER:        -20.8%      3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                          SINCE
                             1 YR         5 YRS     INCEPTION 2
---------------------------------------------------------------
Class I shares 1            17.50%        -1.92%          3.28%
---------------------------------------------------------------
Class II shares 3           17.08%        -2.02%          3.13%
---------------------------------------------------------------
Class IV shares 4           17.42%        -1.93%          3.28%
---------------------------------------------------------------
S&P 500(R)Index 5           10.87%        -2.30%          5.57%
---------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2002) when the Fund's previous subadviser managed the Fund.

3 These returns until the creation of Class II shares (March 28, 2003) are based on the performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class II shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II and therefore are lower than the annual returns of Class I.

4 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced, because all classes of shares invest in the same portfolio of securities.

5 The Standard & Poor's 500 Index-- an unmanaged index of 500 widely-held stocks of large U.S. companies-- is a broad measure of how the stock prices of large U.S. companies have performed. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were included, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                           CLASS I      CLASS II       CLASS IV
---------------------------------------------------------------
Shareholder Fees (paid directly
 from your investment) 1       N/A           N/A            N/A
----------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
----------------------------------------------------------------
Management Fees              0.70%         0.70%          0.70%
----------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                  None         0.25%           None
----------------------------------------------------------------
Other Expenses               0.24%         0.34%          0.21%
----------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (BEFORE FEE WAIVERS/
EXPENSE REIMBURSEMENTS)      0.94%         1.29%         0.91% 2
----------------------------------------------------------------
Amount of Fee Waiver/
Expense Reimbursements       0.00%         0.00%         0.00%
----------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES (AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENTS)      0.00%         0.00%          0.00%
----------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, taxes, interest, brokerage commissions, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 0.95% for the Fund's Class IV shares through at least May 1, 2006. As "Total Annual Fund Operating Expenses (before fee waivers/expense reimbursements)" are less than 0.95% for Class IV, no fees are being waived and no expenses reimbursed. The Fund is authorized to reimburse
   GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the expenses of the Class IV shares of the Fund to exceed the expense limitation in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursements to GMF must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change and any expense limitations for Class IV shares through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                       $96      $300      $520   $1,155
--------------------------------------------------------------
Class II                     $131      $409      $708   $1,556
--------------------------------------------------------------
Class IV                      $93      $290      $504   $1,120
--------------------------------------------------------------

FUND SUMMARIES | Dreyfus GVIT International Value Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Dreyfus GVIT International Value Fund seeks long-term capital appreciation. The Fund seeks to achieve its objective by investing in equity securities of non-U.S. companies.

GMF, the Fund's investment adviser, has chosen The Dreyfus Corporation ("Dreyfus") to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund invests primarily in equity securities of established non-U.S. companies or of companies organized in the United States that have their principal activities and interests outside the United States. The subadviser believes the securities of these companies have potential for long-term capital appreciation. Many of these securities are non-U.S. dollar denominated securities. The Fund also may invest in other non-U.S. securities, such as those of foreign governments or agencies or instrumentalities of foreign governments.

Dreyfus uses a value-oriented investing strategy to select investments for the Fund. Value-oriented investing involves buying securities that appear to be reasonably priced based upon the cost of the securities compared to their earnings, book value, cash flow they are generating or some other measure of value.

Under normal conditions, the Fund invests in the securities of foreign issuers located (or, in the case of the securities, traded) in at least five different countries, foreign markets, or regions other than the United States. Nonetheless, under certain economic and business conditions the Fund may invest up to 35% of its net assets in the securities of issuers located (or, in the case of the securities, traded) in any one of the following countries:
Australia, Canada, France, Japan, the United Kingdom or Germany.

The Fund also may invest in securities of foreign issuers in the form of sponsored and unsponsored American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts. The Fund may invest in restricted securities, which may be restricted as to their resale, including restricted securities eligible for resale to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

The Fund also, under normal market conditions, may invest up to 35% of its net assets in investment-grade debt securities of foreign issuers. Investment-grade debt securities include corporate debt instruments that have been rated within the four highest rating categories by a nationally recognized statistical rating organization (rating agency), such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The rating agency evaluates a debt security, measures the issuer's financial condition and stability, and assigns a rating to the security. If a rating agency changes a security's rating, it may affect the security's value. By measuring the issuer's ability to pay back the debt, ratings help investors evaluate the safety of their debt securities investments.

Medium-grade securities are obligations rated in the fourth highest rating category by any rating agency. Medium-grade securities, although considered investment-grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by the subadviser to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares also will be affected by the subadviser's ability to assess economic conditions and investment opportunities.

FOREIGN RISK. Investments in foreign securities (including depositary receipts) involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since such countries may have unstable governments, more volatile currencies and less established markets.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors, depending on market and economic conditions. For instance, from time to time the stock market may not favor value-oriented stocks. Rather, the market could favor growth stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on value-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

SMALL AND MID CAP RISK. The Fund may purchase equity securities of smaller and medium-size companies. Therefore, the Fund may be subject to the risks associated with smaller and medium-size companies. The Fund's investments in smaller, often newer companies may be riskier than investments in larger, more established companies. The stocks of small cap companies are usually less stable in price and less liquid than the stocks of larger companies.

INITIAL PUBLIC OFFERINGS RISK. The Fund may purchase securities of initial public offerings ("IPOs"). An IPO is a company's first offering of stock to the public. The prices of securities purchased in IPOs can be very volatile and carry high transaction costs. The effect of IPOs on the Fund's performance depends on a variety of factors, including the number of IPOs in which the Fund invests, whether and to what extent a security purchased in an IPO appreciates in value and the asset base of the Fund. The Fund may lose all or a portion of its investment in an IPO. Investing in an IPO can have a magnified impact on performance, especially if the Fund has a relatively small asset base. However, if the Fund's asset base increases, IPOs may have a diminished effect on the Fund's performance.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security owned by the Fund may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 26.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS IV SHARES 1

1995      14.3%
1996      10.9%
1997       9.7%
1998      10.1%
1999      29.3%
2000      -2.8%
2001     -12.2%
2002     -11.1%
2003      38.5%
2004      20.0%


BEST QUARTER:          21.7%      2ND QTR. OF 2003
WORST QUARTER:        -20.8%      3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                              1 YR         5 YRS         10 YRS
---------------------------------------------------------------
Class I 2                   20.29%         4.83%          9.62%
---------------------------------------------------------------
Class II 3                  20.00%         4.54%          9.34%
---------------------------------------------------------------
Class III 4                 20.26%         4.78%          9.60%
---------------------------------------------------------------
Class IV 5                  20.04%         4.78%          9.60%
---------------------------------------------------------------
Class VI 6                  19.79%         4.53%          9.33%
---------------------------------------------------------------
Morgan Stanley Capital
International (MSCI) Europe,
Australasia and Far East
(EAFE) Index 7              20.70%        -0.80%          5.94%
---------------------------------------------------------------

1 The Fund's predecessor, the Market Street International Portfolio, commenced operation on November 1, 1991. As of April 28, 2003, the Dreyfus GVIT International Value Fund (which previously had not commenced operations) acquired all

Dreyfus GVIT International Value Fund

   the assets, subject to stated liabilities, of the Market Street International Portfolio. At that time the Dreyfus GVIT International Value Fund took on the performance of the Market Street International Portfolio.

2 These returns until the creation of Class I shares (April 28, 2003) are based on the performance of Class IV shares of the Fund (which was based on the performance of the Fund's predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I shares would have produced, because all classes of shares invest in the same portfolio of securities.

3 These returns until the creation of Class II shares (April 28, 2003) are based on the performance of Class IV shares of the Fund (which was based on the performance of the Fund's predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class II shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

4 These returns until the creation of Class III shares (April 28, 2003) are based on the performance of Class IV shares of the Fund (which was based on the performance of the Fund's predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares -
   Short-Term Trading Fees" on page 35 for more information.

5 These returns until the creation of the Fund (April 28, 2003) for Class IV shares are based on the performance of the Fund's predecessor.

6 These returns until the creation of Class VI shares (December 31, 2003) are based on the performance of Class IV shares of the Fund (which was based on the performance of the Fund's predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class VI shares would have produced, because all classes of shares invest in the same portfolio of securities. Class VI shares' annual returns have been restated to reflect the additional fees applicable to Class VI shares and therefore are lower than those of Class I. These returns do not reflect the short-term trading fees applicable to Class VI shares; if these fees were reflected, the annual returns for Class VI shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 35 for more information.

7 The MSCI EAFE Index is a widely recognized, unmanaged index of more than 900 companies from Europe, Australia, Asia, and the Far East. The MSCI EAFE Index reflects the prices of the common stocks of these 900 plus companies translated into U.S. dollars with dividends reinvested net of any foreign taxes. Unlike mutual funds, the MSCI EAFE Index does not include expenses. If expenses were included, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                          CLASS    CLASS    CLASS   CLASS     CLASS
                              I       II      III      IV        VI
-------------------------------------------------------------------
Shareholder Fees
(paid directly from
your investment) 1          N/A      N/A      N/A     N/A      N/A
-------------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of amount
redeemed or exchanged) 2    N/A      N/A    1.00%     N/A     1.00%
-------------------------------------------------------------------
Annual Fund Operating
Expenses (deducted
from Fund assets)
-------------------------------------------------------------------
Management Fees           0.75%    0.75%    0.75%   0.75%     0.75%
-------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees       None    0.25%     None    None     0.25%
-------------------------------------------------------------------
Other Expenses            0.10%    0.10%    0.10%   0.25%     0.10%
-------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES        0.85%    1.10%    0.85%   1.00%     1.10%
-------------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III and Class VI shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fees" on page 35.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III and Class VI shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                       $87      $271      $471   $1,049
--------------------------------------------------------------
Class II                     $112      $350      $606   $1,340
--------------------------------------------------------------
Class III                     $87      $271      $471   $1,049
--------------------------------------------------------------
Class IV                     $102      $318      $552   $1,225
--------------------------------------------------------------
Class VI                     $112      $350      $606   $1,340
--------------------------------------------------------------

FUND SUMMARIES | Dreyfus GVIT Mid Cap Index Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Dreyfus GVIT Mid Cap Index Fund's investment objective is capital appreciation.

GMF has selected Dreyfus as subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index1 ("S&P 400 MidCap Index"), as closely as possible before the deduction of Fund expenses. The Fund attempts to have a correlation between its performance and that of the Index of at least 0.95, before expenses. A correlation of 1.00 would mean that the performance of the Fund and the Index were exactly the same.

Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P MidCap 400 Index and in derivative instruments linked to the index.

--------------------------------------------------------------------------------
MARKET CAPITALIZATION
IS A COMMON WAY TO MEASURE THE SIZE OF A COMPANY BASED ON THE PRICE OF ITS COMMON STOCK. IT IS SIMPLY THE NUMBER OF OUTSTANDING SHARES OF COMMON STOCK OF THE COMPANY MULTIPLIED BY THE CURRENT SHARE PRICE.
--------------------------------------------------------------------------------

The Fund generally invests in all 400 stocks in the S&P MidCap 400 Index in proportion to their weighting in the Index. The S&P MidCap 400 Index is composed of 400 stocks of medium-size U.S. companies in a wide range of businesses ("mid cap companies"). The companies in the index have market capitalizations as of January 31, 2005 ranging between $340 million and $11.8 billion. Due to market fluctuations, the current market capitalization of the companies within the S&P MidCap 400 Index may be higher or lower over time. Each stock is weighted by its market capitalization, which means larger companies have greater representation in the index than smaller ones. The Fund may also use stock index futures as a substitute for the sale or purchase of securities. The Fund may also engage in securities lending in order to generate additional income for the Fund.

PRINCIPAL RISKS

Because the value of your investment will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.
--------------------------------------------------------------------------------

1 "Standard & Poor's MidCap 400(R) Index" and "S&P" are trademarks of the McGraw-Hill Companies, Inc., and have been licensed for use by the Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the Statement of Additional Information ("SAI").

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

The Fund focuses on a narrower portion of the overall stock market by investing primarily in mid cap companies. Therefore, the impact of these factors on mid cap companies may affect the Fund more than if the Fund were to invest more broadly in the overall stock market.

MID CAP RISK. The Fund's investments in mid cap companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.

RISKS RELATED TO INDEX FUNDS. The Fund uses an indexing strategy. It does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the index and the timing of purchase and redemption of Fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P MidCap 400 Index as closely as possible, it will tend to underperform the Index to some degree over time.

DERIVATIVES RISK. The Fund may invest in derivatives, particularly stock index futures. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

Dreyfus GVIT Mid Cap Index Fund

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 26.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility--or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1998      10.8%
1999      20.9%
2000      15.2%
2001      -1.3%
2002     -15.3%
2003      34.7%
2004      15.7%


BEST QUARTER:          18.7%      4TH QTR. OF 1998
WORST QUARTER:        -16.8%      3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                          SINCE
                              1 YR         5 YRS    INCEPTION 2
---------------------------------------------------------------
Class I shares 1            15.73%         8.46%         10.19%
---------------------------------------------------------------
Class II shares 3           15.50%         8.19%          9.91%
---------------------------------------------------------------
Class III shares 4          15.73%         8.46%         10.19%
---------------------------------------------------------------
S&P MidCap 400 Index 5      16.48%         9.54%         12.13%
---------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. Until September 27, 1999, the Fund was actively managed by three subadvisers; since that date, the Fund has been managed as an index fund, and its returns may have been affected by this change in investment strategy.

3 These returns until the creation of the Class II shares (May 6, 2002) are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class II shares would have produced, because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class I.

4 These returns until the creation of Class III shares (December 31, 2004) are based on the performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. These returns do not reflect the short-term trading fees applicable to Class III shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares - Short-Term Trading Fees" on page 35 for more information.

5 The S&P MidCap 400 Index is an unmanaged index of 400 stocks of medium-sized U.S. companies. Unlike mutual funds, the S&P MidCap 400 Index does not incur expenses. If expenses were included, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                             CLASS I      CLASS II      CLASS III
-----------------------------------------------------------------
Shareholder Fees
(paid directly from your
investment) 1                    N/A           N/A            N/A
-----------------------------------------------------------------
Short-Term Trading Fee
(as a percentage of
amount redeemed) 2               N/A           N/A          1.00%
-----------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
-----------------------------------------------------------------
Management Fees                0.30%         0.30%          0.30%
-----------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                    None         0.25%           None
-----------------------------------------------------------------
Other Expenses                 0.25%         0.19%          0.25%
-----------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES             0.55%         0.74%          0.55%
-----------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 35.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                           1 YEAR   3 YEARS   5 YEARS  10 YEARS
---------------------------------------------------------------
Class I                       $56      $176      $307      $689
---------------------------------------------------------------
Class II                      $76      $237      $411      $918
---------------------------------------------------------------
Class III                     $56      $176      $307      $689
---------------------------------------------------------------

FUND SUMMARIES | Federated GVIT High Income Bond Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Federated GVIT High Income Bond Fund seeks to provide high current income.

GMF has selected Federated Investment Management Company as subadviser to manage the Fund's portfolio on a day-to-day basis. The Fund provides exposure to the high yield, lower-rated corporate bond market. Under normal conditions, the Fund invests at least 80% of its net assets in corporate bonds that are considered below investment grade (commonly referred to as "junk bonds"). There is no minimum acceptable rating for a security to be purchased or held in the Fund's portfolio.

The subadviser actively manages the Fund's portfolio, seeking to realize the potentially higher returns of high yield bonds by minimizing default risk and other risks through security selection and diversification. Some of the fixed income securities may be convertible into stock of the issuer or otherwise react more closely to movements of the stock market rather than the bond market.

The methods by which the subadviser attempts to reduce the risks involved in lower-rated securities include:

o CREDIT RESEARCH. The subadviser performs its own credit analysis in addition to using rating agencies and other sources, and may have discussions with the issuer's management or other investment analysts regarding issuers. The subadviser performs a credit-intensive, fundamental analysis of the financial records of an issuer which focuses on the financial condition of high yield issuers. In selecting a portfolio security, the subadviser also analyzes the issuer's business and product strength, competitive position and responsiveness to changing business and market conditions, management expertise, and financial condition and anticipated cash flow and earnings to assess whether the security's risk is commensurate with its potential return. In evaluating an issuer, the subadviser places special emphasis on the estimated current value of the issuer's assets rather than its historical cost.

o DIVERSIFICATION. The subadviser invests in securities of many different issuers, industries and economic sectors to reduce portfolio risk.

o ECONOMIC ANALYSIS. The subadviser analyzes current developments and trends in the economy and in the financial markets.

Fundamental analysis drives the sell process.

The fixed income securities that the Fund purchases include corporate debt securities, zero coupon securities, convertible securities and preferred stocks. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The Fund may invest in fixed income securities of issuers based outside the United States; however, the securities of foreign issuers in which the Fund invests are primarily traded in the United States and denominated in U.S. dollars. The Fund may invest in derivatives, such as options, futures, swaps and other hybrid instruments. The Fund may also engage in securities lending in order to generate additional income for the Fund.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares also will be affected by the subadviser's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities (including convertible securities structured as debt securities) held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security (including a convertible security structured as a debt security) will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities owned by the Fund. These risks are particularly strong for junk bonds or other lower-rated securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities (including convertible securities structured as debt securities) involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. For these reasons an investment in the Fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and to adverse economic and business developments
o  Greater risk of loss due to default or declining credit quality
o Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due
o Negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security in the Fund.

FOREIGN RISK. To the extent that the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security (including certain convertible securities) before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISK. Liquidity risk is the risk that a security cannot be sold, or cannot be sold quickly at an acceptable price.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning page 26.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1998       5.8%
1999       3.2%
2000      -8.3%
2001       4.2%
2002       3.2%
2003      22.3%
2004      10.1%



BEST QUARTER:          7.8%       2ND QTR. OF 2003
WORST QUARTER:        -6.6%       4TH QTR. OF 2000

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                                        SINCE
                                            1 YR         5 YRS    INCEPTION 2
-----------------------------------------------------------------------------
Class I shares 1                          10.10%         5.84%          5.66%
-----------------------------------------------------------------------------
Class III shares 3                        10.10%         5.84%          5.66%
-----------------------------------------------------------------------------
Lehman Brothers High Yield Index 4        11.13%         6.97%          5.70%
-----------------------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2  The Fund commenced operation on October 31, 1997.

3  Until the offering of Class III Shares (April 28, 2005) these returns.
   are based on the performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 35 for more information.

Federated GVIT High Income Bond Fund (CON'T.)


4 The Lehman Brothers High Yield Index-- an unmanaged index of bonds that are rated below investment grade--is a broad measure of the performance of these securities. Unlike mutual funds, the Lehman Brothers High Yield Index does not include expenses. If this Index included expenses, the actual returns of this Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                        CLASS I      CLASS III
--------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1                     N/A            N/A
--------------------------------------------------------------
Short-Term Trading Fee (as a percentage
of amount redeemed) 2                       N/A          1.00%
--------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------
Management Fees                           0.68%          0.68%
--------------------------------------------------------------
Distribution and/or Service (12b-1) Fees   None           None
--------------------------------------------------------------
Other Expenses                            0.26%          0.26%
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES      0.94%          0.94%
--------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expense are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 35.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                       $96      $300      $520   $1,155
--------------------------------------------------------------
Class III                     $96      $300      $520   $1,155
--------------------------------------------------------------

FUND SUMMARIES | GVIT Equity 500 Index Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The GVIT Equity 500 Index Fund seeks long-term capital appreciation.

GMF, the Fund's investment adviser, has chosen SSgA Funds Management, Inc. ("SSgA") as the subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in common stocks included in the S&P 500(R) Composite Stock Price Index (the "S&P 500 Index").1 The S&P 500 Index is a market-weighted index consisting of approximately 500 selected common stocks, most of which are listed on the New York Stock Exchange. Standard & Poor's selects the stocks included in the S&P 500 Index on a market capitalization basis, and the S&P 500 Index is heavily weighted toward stocks with large capitalizations.

The Fund employs a passive management strategy designed to track the stock composition, on a market capitalization basis, of the S&P 500 Index. The subadviser purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks represented in the S&P 500 Index. The subadviser attempts to achieve a high correlation, generally greater than or equal to 0.95, between the Fund's total return and the total return of the S&P 500 Index, without taking fund (or variable contract) expenses into account.

--------------------------------------------------------------------------------
A MARKET-WEIGHTED INDEX
IS AN INDEX IN WHICH THE WEIGHTING OF EACH SECURITY IS BASED ON ITS MARKET CAPITALIZATION. IN A MARKET-WEIGHTED INDEX, CHANGES IN THE PRICE OF A COMPANY WITH A LARGE CAPITALIZATION AFFECT THE LEVEL OF THE INDEX MORE THAN CHANGES IN THE PRICE OF A COMPANY WITH A SMALLER MARKET CAPITALIZATION.

--------------------------------------------------------------------------------

MARKET CAPITALIZATION
IS A COMMON WAY TO MEASURE THE SIZE OF A COMPANY BASED ON THE PRICE OF ITS COMMON STOCK. IT IS SIMPLY THE NUMBER OF OUTSTANDING SHARES OF COMMON STOCK OF THE COMPANY MULTIPLIED BY THE CURRENT SHARE PRICE.
--------------------------------------------------------------------------------

The Fund expects to substantially replicate the composition of the S&P 500 Index. Because the Fund seeks to invest in assets whose performance matches the performance of the S&P 500 prior to the deduction of Fund expenses, it may concentrate more assets in fewer companies and is considered a non-diversified fund. In addition, to the extent necessary to replicate the weightings of a particular industry in the S&P 500 Index, the Fund may invest 25% or more of its total assets in the securities of issuers in the same industry.
--------------------------------------------------------------------------------

1 "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500(R)", and "500(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Trust. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. For further information regarding the trademark licenses, see the SAI.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

NON-DIVERSIFIED FUND RISK. The Fund is a non-diversified fund. In other words, it may hold larger positions in a smaller number of securities than a diversified fund. As a result, an increase or decrease in value of an investment in a single issuer may have a greater impact on the Fund's net asset value and total return.

RISKS RELATED TO INDEX FUNDS. The Fund uses an indexing strategy. It does not attempt to manage volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance. The correlation between Fund and index performance may be affected by the Fund's expenses, changes in securities markets, changes in the composition of the S&P 500 Index and the timing of purchase and redemption of Fund shares. In addition, an index fund has operating and other expenses while an index does not. As a result, while the Fund will attempt to track the S&P 500 Index as closely as possible, it will tend to underperform the Index to some degree over time.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 26.

GVIT Equity 500 Index Fund (CON'T.)

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS IV SHARES 1

2001      -12.2%
2002      -22.3%
2003       28.3%
2004       10.6%


BEST QUARTER:          15.4%      2ND QTR. OF 2003
WORST QUARTER:        -17.4%      3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                          SINCE
                                            1 YR    INCEPTION 1
---------------------------------------------------------------
Class I 2                                 10.59%         -2.00%
---------------------------------------------------------------
Class II 2                                10.15%         -2.39%
---------------------------------------------------------------
Class IV                                  10.59%         -2.00%
---------------------------------------------------------------
S&P 500 Index 3                           10.87%          1.31%
---------------------------------------------------------------

1 The Fund's predecessor, the Market Street Equity 500 Index Portfolio, commenced operations on February 7, 2000. As of April 28, 2003, the GVIT Equity Index 500 Fund (which previously had not commenced operations) acquired all the assets, subject to stated liabilities, of the Market Street Equity Index 500 Portfolio. At that time the GVIT Equity Index 500 Fund took on the performance of the Market Street Equity Index 500 Portfolio.

2 These returns through December 31, 2004 for the Class I and Class II shares are based on the performance of the Class IV shares of the Fund (which was based on the performance of the Fund's predecessor until April 28, 2003). Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class I and Class II shares would have produced, except as noted below, because all classes of shares invest in the same portfolio of securities. Class II shares' annual returns have been restated to reflect the additional fees applicable to Class II shares and therefore are lower than those of Class IV.

3 The Standard & Poor's 500 Index is an unmanaged index of 500 widely-held stocks of large U.S. companies. Unlike mutual fund returns, the S&P 500 Index does not include expenses. If expenses were included, the actual returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                          CLASS I      CLASS II       CLASS IV
--------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1       N/A           N/A            N/A
--------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------
Management Fees             0.24%         0.24%          0.24%
--------------------------------------------------------------
Distribution and/or Service
(12b-1) Fees                 None         0.25%           None
--------------------------------------------------------------
Other Expenses              0.24%         0.24%          0.19%
--------------------------------------------------------------
Total Annual Fund Operating
Expenses before Fee Waivers/
Expense Reimbursement       0.48%         0.73%          0.43%
--------------------------------------------------------------
Amount of Fee Waivers/
Expense Reimbursement         N/A           N/A          0.15%
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVERS/
EXPENSE REIMBURSEMENT       0.48%         0.73%         0.28%2
--------------------------------------------------------------


1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to taxes, interest, brokerage commissions, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 0.28% for the Fund's Class IV shares through May 1, 2006. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made. Maintaining the expense limitation for the Class IV shares at 0.28% could, however, cause the Class IV shares to receive an undue benefit to the disadvantage of the Class I and/or Class II shares. In order to prevent this circumstance, until May 1, 2006, GMF will voluntarily limit the operating expenses of Class I and Class II shares. Because GMF must waive or reimburse more than 0.10% for Class IV shares, any additional amount will have to be waived or reimbursed for all classes, so that "Total Annual Fund Operating Expenses after Fee Waivers/Expense Reimbursement" will be 0.39% for Class I shares and 0.64% for Class II shares until May 1, 2006. Voluntary waivers may be terminated at any time.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the costs would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                       $49      $154      $269     $604
--------------------------------------------------------------
Class II                      $75      $233      $406     $906
--------------------------------------------------------------
Class IV                      $44      $105      $173     $371
--------------------------------------------------------------

FUND SUMMARIES | J.P. Morgan GVIT Balanced Fund


--------------------------------------------------------------------------------
INVESTMENT-GRADE SECURITIES
ARE TAXABLE DEBT SECURITIES, INCLUDING CORPORATE BONDS AND OTHER DEBT INSTRUMENTS, THAT HAVE BEEN RATED WITHIN THE FOUR HIGHEST RATING CATEGORIES BY A NATIONALLY RECOGNIZED RATING AGENCY, SUCH AS STANDARD & POOR'S RATING GROUP OR MOODY'S INVESTORS SERVICE, INC. THE RATING AGENCY EVALUATES A DEBT SECURITY, MEASURES THE ISSUER'S FINANCIAL CONDITION AND STABILITY, AND ASSIGNS A RATING TO THE SECURITY. BY MEASURING THE ISSUER'S ABILITY TO PAY BACK THE DEBT, RATINGS HELP INVESTORS EVALUATE THE SAFETY OF THEIR BOND INVESTMENTS.

--------------------------------------------------------------------------------

MEDIUM-GRADE SECURITIES
ARE OBLIGATIONS RATED IN THE FOURTH HIGHEST RATING CATEGORY BY ANY RATING AGENCY. MEDIUM-GRADE SECURITIES, ALTHOUGH CONSIDERED INVESTMENT GRADE, HAVE SPECULATIVE CHARACTERISTICS AND MAY BE SUBJECT TO GREATER FLUCTUATIONS IN VALUE THAN HIGHER-RATED SECURITIES. IN ADDITION, THE ISSUERS OF MEDIUM-GRADE SECURITIES MAY BE MORE VULNERABLE TO ADVERSE ECONOMIC CONDITIONS OR CHANGING CIRCUMSTANCES THAN ISSUERS OF HIGHER-RATED SECURITIES.
--------------------------------------------------------------------------------

OBJECTIVE AND PRINCIPAL STRATEGIES

The J.P. Morgan GVIT Balanced Fund seeks a high total return from a diversified portfolio of equity and fixed income securities.

GMF has selected J.P. Morgan Investment Management Inc. as subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund, under normal circumstances, invests at least 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government, corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium-size companies included in the S&P 500 Index.

The subadviser researches companies' prospects over a relatively long period of time, often as much as five years. Each company is then ranked within its sector by its relative value. The subadviser looks for undervalued companies and sells them when they appear overvalued.

The subadviser focuses on three key investment decisions in attempting to add value through the fixed income portion of the Fund; specifically it concentrates on duration management, sector allocation and sector selection. While the subadviser uses some of these criteria to make stock selections, the subadviser does not intend to concentrate the Fund's common stock selections within any particular sector or sectors.

The fixed income securities held by the Fund will generally be investment grade securities, or unrated securities of comparable quality, although a portion of the Fund's fixed income securities will be invested in securities rated below investment grade (commonly known as junk bonds).

Government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
o  The Federal Home Loan Banks;
o  The Federal National Mortgage Association ("FNMA");
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
o  The Federal Farm Credit Banks.

All ratings are determined at the time of investment. Any subsequent rating downgrade of a debt obligation will be monitored by Fund management to consider what action, if any, the Fund should take consistent with its investment objective. There is no requirement that any such securities must be sold if downgraded.

In making decisions on whether to buy or sell a security, the subadviser is not limited by the turnover rate of the Fund. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares also will be affected by the subadviser's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or overall stock markets in which these stocks trade go down. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

MID CAP RISK. The Fund's investments in mid cap companies may be riskier than investments in larger, more established companies. The stocks of mid cap companies are usually less stable in price and less liquid than the stocks of larger companies.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities owned by the Fund. These risks are particularly strong for junk bonds and other lower-rated securities.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

o increased price sensitivity to changing interest rates and to adverse economic and business developments
o  greater risk of loss due to default or declining credit quality
o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due
o negative market sentiments toward high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. These risks increase when investing in issuers located in emerging markets.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and increase volatility of the Fund.

J.P. Morgan GVIT Balanced Fund (CON'T.)


For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 26.

PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability--of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1998       8.1%
1999       0.9%
2000      -0.3%
2001      -3.8%
2002     -12.3%
2003      18.4%
2004       8.5%


BEST QUARTER:         10.1%       2ND QTR. OF 2003
WORST QUARTER:        -9.1%       3RD QTR. OF 2002

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                          SINCE
                              1 YR         5 YRS    INCEPTION 2
---------------------------------------------------------------
Class I shares 1             8.49%         1.58%          2.53%
---------------------------------------------------------------
Class IV shares 3            8.54%         1.60%          2.54%
---------------------------------------------------------------
S&P 500(R)Index 4           10.87%        -2.30%          5.57%
---------------------------------------------------------------
Lehman Brothers U.S.
 Aggregate Index 5           4.34%         7.71%          6.64%
---------------------------------------------------------------
Balanced Composite Index 6   8.29%         1.98%          6.41%
---------------------------------------------------------------
1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2 The Fund commenced operations on October 31, 1997. This performance includes performance for a period (prior to May 1, 2000) when the Fund's previous subadviser managed the Fund.

3 These returns until the creation of Class IV shares (April 28, 2003) are based on the performance of Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar to what Class IV shares would have produced, because both classes of shares invest in the same portfolio of securities.

4 The S&P 500 Index is an unmanaged index of 500 widely-held stocks of large U.S. companies. Unlike mutual funds, the S&P 500 Index does not include expenses. If the Index included expenses, the return of the Index would be lower.

5 The Lehman Brothers (LB) U.S. Aggregate Index is an unmanaged index of U.S. Treasury, agency, corporate and mortgage pass-through securities. Unlike mutual funds, the LB U.S. Aggregate Index does not include expenses. If the Index included expenses, the return of the Index would be lower. Because the Fund contains both equity and fixed income securities in its portfolio, it may be useful to supplementally compare the Fund's performance to this Index as well as to the Fund's primary index, the S&P 500.

6 The Balanced Composite Index is a hypothetical combination of 60% S&P 500 Index and 40% LB U.S. Aggregate Index. Since the Fund comprises both stocks and bonds in similar percentages, the Balanced Composite Index may assist you in anticipating how the Fund might perform since this Index comprises both stocks and bonds in similar percentages to those of the Funds. Unlike mutual funds, the Balanced Composite Index does not include expenses. If the Index included expenses, the returns of the Index would be lower.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                        CLASS I       CLASS IV
--------------------------------------------------------------
Shareholder Fees (paid directly
from your investment) 1                     N/A            N/A
--------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------
Management Fees                           0.73%          0.73%
--------------------------------------------------------------
Distribution and/or Service (12b-1) Fees   None           None
--------------------------------------------------------------
Other Expenses                            0.25%          0.25%
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
BEFORE FEE WAIVERS/EXPENSE REIMBURSEMENT  0.98%          0.98%
--------------------------------------------------------------
Amount of Fee Waiver/Expense Reimbursement  N/A          0.07%
--------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
AFTER FEE WAIVERS/EXPENSE REIMBURSEMENT   0.98%        0.91% 2
--------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 GMF and the Trust have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, taxes, interest, brokerage commissions, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 0.91% for the Fund's Class IV shares through at least May 1, 2006. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that any such reimbursement will not cause the expenses of the Class IV shares of the Fund to exceed the expense limitation in the agreement. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF. Any reimbursement to GMF must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell of your all shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $100      $312      $542   $1,201
--------------------------------------------------------------
Class IV                      $93      $305      $535   $1,195
--------------------------------------------------------------

FUND SUMMARIES | Van Kampen GVIT Multi Sector Bond Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The primary objective of the Van Kampen GVIT Multi Sector Bond Fund is to seek above average total return over a market cycle of three to five years. GMF has selected Morgan Stanley Investment Management Inc. (which does business in certain instances, including with respect to the Fund, using the name Van Kampen) as subadviser to manage the Fund's portfolio on a day-to-day basis. Under normal conditions, the Fund invests at least 80% of its net assets in fixed income securities. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. U.S. government securities include Treasury bills, notes and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
o  The Federal Home Loan Banks;
o  The Federal National Mortgage Association ("FNMA");
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation ("FHLMC"); and
o  The Federal Farm Credit Banks.

The subadviser will use futures, swaps and other derivatives in managing the Fund. The Fund may also engage in securities lending in order to generate additional income for the Fund.

The subadviser determines the Fund's overall maturity and duration targets and sector allocations. The portfolio managers then select particular securities for the Fund in various sectors within those overall guidelines. The subadviser may increase or decrease the Fund's exposure to interest rate changes based on its outlook for the economy, interest rates and inflation. The Fund invests varying amounts in U.S. and foreign securities (including emerging market securities), and investment-grade and high yield securities, based on the subadviser's perception of their relative values.

In making decisions on whether to buy or sell a security, the subadviser is not limited by the turnover rate of the Fund. The subadviser may participate in frequent portfolio transactions, which will lead to higher transaction costs.

Pending investment of cash balances, or if the Fund's adviser or subadviser believes that business, economic, political or financial conditions warrant, the Fund may temporarily invest a significant portion of its assets in cash or money market cash equivalents. Should this occur, the Fund will not be pursuing its investment objective and may miss potential market upswings.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the subadviser's ability to assess economic conditions and investment opportunities.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns. These risks are particularly strong for junk bonds and other lower-rated securities.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer.

Government agency or instrumentality issues have different levels of credit support. GNMA pass-through mortgage certificates are backed by the full faith and credit of the U.S. government. Although FNMA, FHLMC and the Federal Home Loan Banks are chartered by Acts of Congress, their securities are backed only by the credit of the respective instrumentality and are not issued or guaranteed by the U.S. government. Investors should remember that although certain government securities are guaranteed, market price and yield of the securities or net asset value and performance of the Fund are not guaranteed.

PREPAYMENT AND EXTENSION RISK. The issuers of mortgage-backed and asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Fund may have to reinvest the proceeds from prepayments at lower rates. When mortgage- and asset-backed securities are prepaid, the Fund may also fail to recover premiums paid for the securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of mortgage- and asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments of principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the portfolio manager anticipated, affecting the maturity and volatility of the Fund.

FOREIGN RISK. To the extent the Fund invests in foreign securities, investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities. To the extent that the Fund invests in countries with emerging markets, the foreign securities risks are magnified since the countries may have unstable governments, more volatile currencies and less established markets.

DERIVATIVES RISK. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. An investment in derivatives can have an impact on market, currency and interest rate exposure. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing in unexpected ways. An over-the-counter derivatives contract presents default risks if the party which has contracted with the Fund fails to fulfill its obligations to the Fund. Derivatives can make the Fund less liquid and harder to value, especially in declining markets. Also, the Fund may suffer disproportionately heavy losses relative to the amount of its investments in derivatives contracts. Lastly, changes in the value of derivatives contracts or other hedging instruments may not match or fully offset changes on the value of the hedged portfolio securities.

LOWER-RATED SECURITIES RISK. Investment in junk bonds and other lower-rated or high yield securities involves substantial risk of loss. These securities are considered speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse economic and business developments. The market values of high yield securities tend to be very volatile, and these securities are less liquid than investment-grade debt securities. For these reasons, an investment in the Fund is subject to the following specific risks:

o Increased price sensitivity to changing interest rates and to adverse economic and business developments
o  Greater risk of loss due to default or declining credit quality
o Greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments when due
o Negative market sentiment towards high yield securities may depress their price and liquidity. If this occurs, it may become difficult to price or dispose of a particular security held by the Fund.

CALL RISK. Call risk is the possibility that an issuer may redeem a debt security before maturity (call). An increase in the likelihood of a call may reduce the security's price. If a debt security is called, the Fund may have to reinvest the proceeds in other debt securities with lower interest rates, higher credit risks, or other less favorable characteristics.

PORTFOLIO TURNOVER RISK. The subadviser may engage in active and frequent trading of all or part of the securities held by the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and increase volatility of the Fund.

SECURITIES LENDING RISK. When lending securities, the Fund is subject to the risk that the loaned securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. The Fund is also subject to the risk that it may lose its rights in the collateral deposited by the borrower if the borrower fails financially.

For additional information about the Fund's investments and risks, see "More about the Funds" beginning on page 26.

Van Kampen GVIT Multi Sector Bond Fund (CON'T.)


PERFORMANCE

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility-- or variability-- of the Fund's annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown. The bar chart and table provide some indication of the risks of investing in the Fund. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future.

ANNUAL TOTAL RETURNS--CLASS I SHARES 1

1998       2.6%
1999       1.6%
2000       5.6%
2001       4.2%
2002       7.2%
2003      12.1%
2004       6.5%



BEST QUARTER:          4.5%       2ND QTR. OF 2003
WORST QUARTER:        -2.1%       2ND QTR. OF 2004

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2004:

                                                          SINCE
                              1 YR         5 YRS    INCEPTION 2
---------------------------------------------------------------
Class I shares 1             6.53%         7.11%          5.66%
---------------------------------------------------------------
Class III shares 3           6.53%         7.11%          5.66%
---------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Index 4            4.34%         7.71%          6.64%
---------------------------------------------------------------
Multi Sector Bond
Composite Index 5            7.03%         8.53%          7.36%
---------------------------------------------------------------

1 The existing shares of the Fund were designated Class I shares as of May 1, 2001.

2  The Fund commenced operations on October 31, 1997.

3 These returns through December 31, 2004 are based on the performance of the Class I shares of the Fund. Excluding the effect of any fee waivers or reimbursements, such prior performance is similar, except as noted below, to what Class III shares would have produced, because all classes of shares invest in the same portfolio of securities. For Class III shares, these returns do not reflect the short-term trading fees applicable to such shares; if these fees were reflected, the annual returns for Class III shares would have been lower. See "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 35 for more information.

4 The Lehman Brothers U.S. Aggregate Index, the Fund's primary index, is an unmanaged index of U.S. Treasury, agency, corporate and mortgage pass-through securities. Unlike mutual funds, the Lehman Brothers U.S. Aggregate Index does not include expenses. If expenses were included, the actual returns of this Index would be lower.

5 The Multi Sector Bond Composite index is a hypothetical combination of 60% Citigroup U.S. Broad Investment-Grade Bond Index, 15% Citigroup U.S. High-Yield Market Index, 15% Citigroup World Government Bond Index--unhedged and 10% J.P. Morgan Emerging Markets Bond Index. Unlike mutual funds, the composite index does not include expenses. If expenses were included, the actual returns would be lower. This Composite should be compared supplementally to the Fund's primary index, as the Composite comprises the types of securities, in substantially similar percentages, as the Fund's portfolio and this may provide a good indication of how the Fund may perform.

FEES AND EXPENSES

This table describes the fees and expenses that a Shareholder may pay when buying and holding shares of the Fund, depending on the class in which you invest.

                                        CLASS I      CLASS III
--------------------------------------------------------------
Shareholder Fees (paid directly from
your investment) 1                          N/A            N/A
--------------------------------------------------------------
Short-Term Trading Fee (as a percentage
of amount redeemed) 2                       N/A          1.00%
--------------------------------------------------------------
Annual Fund Operating Expenses
(deducted from Fund assets)
--------------------------------------------------------------
Management Fees                           0.75%          0.75%
--------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees                       None           None
--------------------------------------------------------------
Other Expenses                            0.26%          0.26%
TOTAL ANNUAL FUND OPERATING EXPENSES      1.01%          1.01%
--------------------------------------------------------------

1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.

2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed/exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares-- Short-Term Trading Fees" on page 35.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example for Class III shares does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses; as a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year and the Fund's operating expenses will not change. Although your actual costs may be higher or lower, based on these assumptions the cost would be:

                           1 YEAR   3 YEARS   5 YEARS 10 YEARS
--------------------------------------------------------------
Class I                      $103      $322      $558   $1,236
--------------------------------------------------------------
Class III                    $103      $322      $558   $1,236
--------------------------------------------------------------

MORE ABOUT THE FUNDS

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following principal investments and techniques in an effort to increase returns, protect assets or diversify investments.

The SAI contains additional information about the Funds including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

GROWTH AND VALUE STOCKS (VAN KAMPEN GVIT COMSTOCK VALUE FUND, DREYFUS GVIT INTERNATIONAL VALUE FUND). Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. In comparison, a growth stock's price may be more directly linked to market developments than a value stock's price. However, value stocks tend to have higher dividend yields than growth stocks. This means they depend less on price changes for returns. Accordingly, they might not participate in upward market movements, but may be less adversely affected in a down market compared to lower yielding stocks.

PREFERRED STOCK (FEDERATED GVIT HIGH INCOME BOND FUND). Preferred stocks are a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common stock shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks.

However, because of their dividend feature, preferred stocks may not fluctuate in value as much as the issuer's common stock unless the preferred stock is convertible into such common stock. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

The decision for the Fund to invest in the preferred stock of a company rather than (or in addition to) its common stock is dictated by market conditions. In addition, in some markets, preferred stock may be more liquid than common stock, enabling the Fund to sell the preferred stock more readily at the desired price while also incurring lower transaction costs (such as brokerage commissions).

CONVERTIBLE SECURITIES (VAN KAMPEN GVIT COMSTOCK VALUE FUND, FEDERATED GVIT HIGH INCOME BOND FUND). A Fund may invest in convertible securities-- also known as convertibles-- including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than the common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of regular income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

ZERO COUPON SECURITIES (FEDERATED GVIT HIGH INCOME BOND FUND). Zero coupon securities pay no interest during the life of the security, and are issued by a wide variety of corporate and governmental issuers. Certain zero coupon securities are sold at a deep discount.

Zero coupon securities may be subject to greater price changes, as a result of changing interest rates, than bonds that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than the value of bonds that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero coupon securities are required by federal income tax laws to pay taxes on the interest payments they would have received had a payment been made. So, to avoid federal income tax liability, a Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make the distributions.

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FLOATING AND VARIABLE RATE SECURITIES (J.P. MORGAN GVIT BALANCED FUND, VAN
KAMPEN GVIT MULTI SECTOR BOND FUND, FEDERATED GVIT HIGH INCOME BOND FUND, DREYFUS GVIT INTERNATIONAL VALUE FUND). Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), but the interest rate on variable-rate securities changes at pre-set times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the principal amount will be repaid prior to the stated maturity and that the repaid principal will be reinvested when the market is offering lower interest rates, reducing a Fund's income. A Fund will only purchase floating- and variable-rate securities of the same quality as the securities it would otherwise purchase.

U.S. GOVERNMENT SECURITIES (J.P. MORGAN GVIT BALANCED FUND, VAN KAMPEN GVIT MULTI SECTOR BOND FUND). Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities. With respect to credit risk, securities issued by some government agencies authorities or instrumentalities, such as the Federal Home Loan Banks, FNMA and FHLMC, are neither issued nor guaranteed by the U.S. government, and are supported only by the credit of the issuer. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government, such as Treasury notes, bills and bonds, and GNMA pass-through certificates, (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (J.P. MORGAN GVIT BALANCED FUND, VAN KAMPEN GVIT MULTI SECTOR BOND FUND). U.S. government mortgage-backed securities are securities that are secured by and paid from a pool of mortgage loans on real property and issued or guaranteed by the U.S. government or one of its agencies. Mortgage-backed securities may also be issued by private issuers. Collateralized mortgage obligations (CMOs) are securities that have mortgage loans or mortgage pass-through securities, such as GNMA, FNMA or FHLMC certificates, as their collateral. CMOs can be issued by U.S. government agencies or by private lenders.

Mortgage-backed securities are subject to interest rate risk. They are also subject to credit risk. CMOs and other mortgage-backed securities are also subject to prepayment risk. With respect to prepayment risk, when interest rates fall, homeowners may refinance their loans and the mortgage-backed security will be paid off sooner than anticipated. Reinvesting the returned principal when the market is offering lower interest rates would reduce the Fund's income. Prepayment risk also means the possibility of losing principal as a result of faster than anticipated prepayments of securities purchased at a premium. Mortgage-backed securities are also subject to extension risk as described above if rates increase and prepayments slow. When prepayments slow, mortgage-backed securities secured by such loans will not be paid off as soon as the subadviser expected. This can affect the maturity and volatility of the Fund and cause the Fund to be locked into securities with lower interest rates for longer periods of time.

Asset-backed securities are securities that are secured by and paid from a pool of underlying assets, such as automobile installment sales contracts, home equity loans, property leases and credit card receivables. Asset-backed securities are generally issued by private issuers and are subject to interest rate, credit and prepayment risks like mortgage-backed securities.

DERIVATIVES (DREYFUS GVIT MID CAP INDEX FUND, VAN KAMPEN GVIT COMSTOCK VALUE FUND, FEDERATED GVIT HIGH INCOME BOND FUND, VAN KAMPEN GVIT MULTI SECTOR BOND
FUND). A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, an option is a derivative because its value changes in relation to the performance of an underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are linked to the performance of assets, interest rates, currency exchange rates, and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

SOVEREIGN DEBT (DREYFUS GVIT INTERNATIONAL VALUE FUND, VAN KAMPEN GVIT MULTI SECTOR BOND FUND). Sovereign debt includes:

o Fixed income securities issued or guaranteed by foreign governments and governmental agencies
o Fixed income securities issued by government owned, controlled or sponsored foreign entities
o Debt securities issued by entities created to restructure the fixed income securities issued by any of the above issuers
o Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external debt
o Participations in loans between foreign governments and financial institutions
o Fixed income securities issued by supranational entities such as the World Bank or the European Economic Community. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

DEPOSITARY RECEIPTS (VAN KAMPEN GVIT COMSTOCK VALUE FUND, DREYFUS GVIT INTERNATIONAL VALUE FUND). A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary

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MORE ABOUT THE FUNDS (CON'T.)



Receipts ("EDRs") (collectively, "depositary receipts"). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the underlying securities of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PRINCIPAL RISKS

SMALL CAP RISK (VAN KAMPEN GVIT COMSTOCK VALUE FUND). Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in large and more established companies. In addition, the securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which the Funds invest are in the technology and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap companies in other industries.

In addition, small cap companies may:

o  Lack depth of management
o  Lack a proven track record
o  Be unable to generate funds necessary for growth or development
o Be developing or marketing new products or services for which markets are not yet established and may never become established
o  Market products or services which may become quickly obsolete.

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK (J.P. MORGAN GVIT BALANCED FUND, VAN KAMPEN GVIT MULTI SECTOR BOND FUND, FEDERATED GVIT HIGH INCOME BOND FUND, VAN KAMPEN GVIT COMSTOCK VALUE FUND, DREYFUS GVIT INTERNATIONAL VALUE FUND). Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chance that a Fund will lose money.

o COUNTRY-- General securities market movements in any country in which a Fund has investments are likely to affect the value of a Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluations, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes or other taxation issues and certain custody and settlement risks.

o FOREIGN MARKETS-- A Fund is subject to the risk that because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for a Fund to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. The factors can reduce the amount the Fund can earn on its investments.

o GOVERNMENTAL SUPERVISION AND REGULATION/ ACCOUNTING STANDARDS-- Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio manager to completely and accurately determine a company's financial condition.

o CURRENCY-- Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency.

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TEMPORARY INVESTMENTS

Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or (other than with respect to the Dreyfus GVIT Mid Cap Index Fund and the GVIT Equity 500 Index Fund) if a Fund's subadviser believes that business, economic, political or financial conditions warrant, a Fund may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers' acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is available in the Funds' SAI.

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MANAGEMENT

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust ("GMF"), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Funds' assets and supervises the daily business affairs of each of the Funds. Subject to the supervision of the Trustees, GMF also determines the allocation of Fund assets among one or more of the subadvisers and evaluates and monitors the performance of the subadvisers. GMF is also authorized to select and place portfolio investments on behalf of a Fund, but currently is not doing so. GMF was organized in 1999 and manages mutual funds.

GMF is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays GMF a management fee, which is based on each Fund's average daily net assets. The total management fee paid by each of the Funds for the fiscal year ended December 31, 2004, expressed as a percentage of each Fund's average daily net assets was as follows:

Fund                                                                     Fee
----------------------------------------------------------------------------
Van Kampen GVIT Comstock Value Fund                                    0.70%
----------------------------------------------------------------------------
Dreyfus GVIT International Value Fund                                  0.75%
----------------------------------------------------------------------------
Dreyfus GVIT Mid Cap Index Fund                                        0.36%
----------------------------------------------------------------------------
Federated GVIT High Income Bond Fund                                   0.68%
----------------------------------------------------------------------------
GVIT Equity 500 Index Fund                                             0.24%
----------------------------------------------------------------------------
J.P. Morgan GVIT Balanced Fund                                         0.73%
----------------------------------------------------------------------------
Van Kampen GVIT Multi Sector Bond Fund                                 0.75%
----------------------------------------------------------------------------

MULTI-MANAGER STRUCTURE

GMF and the Trust have received from the Securities and Exchange Commission an exemptive order for a multi-manager structure that allows GMF to hire, replace or terminate subadvisers unaffiliated with GMF without the approval of shareholders. The order also allows GMF to revise a subadvisory agreement with an unaffiliated subadviser with Trustee approval but without shareholder approval. If a new subadviser is hired, shareholders will receive information about the new subadviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility.

GMF provides the following oversight and evaluation services to the Funds:

o  performing initial due diligence on prospective subadvisers for the Funds
o monitoring the performance of the subadvisers through ongoing analysis, as well as periodic consultations
o  communicating performance expectations and evaluations to the subadvisers
o ultimately recommending to the Board of Trustees whether a subadviser's contract should be renewed, modified or terminated.

GMF does not expect to recommend frequent changes of subadvisers.
GMF will periodically provide written reports to the Board of Trustees regarding the results of its evaluation and monitoring functions. Although GMF will monitor the performance of the subadvisers, there is no certainty that any subadviser or Fund will obtain favorable results at any given time.

THE SUBADVISERS. Subject to the supervision of GMF and the Trustees, a subadviser will manage all or a portion of a Fund's assets in accordance with a Fund's investment objective and strategies. With regard to the portion of the Fund assets allocated to it, each subadviser makes investment decisions for a Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

THE DREYFUS CORPORATION ("DREYFUS") is the subadviser for the Dreyfus GVIT Mid Cap Index Fund and the Dreyfus GVIT International Value Fund. Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. As of March 31, 2005, Dreyfus managed or administered approximately $161 billion in assets.

Out of its management fees, GMF paid Dreyfus annual subadvisory fees for the fiscal year ended December 31, 2004, 0.375% of the average daily net assets of the Dreyfus GVIT International Value Fund, and 0.10% of the average daily net assets of the Dreyfus GVIT Mid Cap Index Fund, respectively.

DREYFUS INTERNATIONAL VALUE FUND PORTFOLIO MANAGER: D. Kirk Henry is the manager for the Dreyfus GVIT International Value Fund. He serves as a dual employee of Dreyfus and The Boston Company Asset Management LLC ("TBC"), an affiliate of Dreyfus. Mr. Henry, Senior Vice President of TBC and Director of the International Equities of TBC, served as the co-portfolio of the Fund's predecessor from 1991 until April 28, 2003 when it was reorganized into the Fund. He has over 21 years experience in investment management.

DREYFUS GVIT MID CAP INDEX FUND PORTFOLIO MANAGER: Tom Durante has primary responsibility for the management of the Dreyfus GVIT Mid Cap Index Fund. He has been employed by Dreyfus since August 1982 and by Mellon Equity, an affiliate of Dreyfus, since 2000. Mr. Durante is a member of the Association for Investment Management and Research. He earned a BS in accounting from Fairfield University.

FEDERATED INVESTMENT MANAGEMENT COMPANY. ("FEDERATED"), a subsidiary of Federated Investors, Inc., is the subadviser for the Federated GVIT High Income Bond Fund. It has offices located at Federated Investors Tower, Pittsburgh, PA 15222-3779. As of February 28, 2005, Federated had approximately $177 billion in assets under management, representing the assets of other mutual funds and private accounts.

Out of its management fee, GMF paid Federated Investment Management Company an annual subadvisory fee for the fiscal year ended December 31, 2004, based on Federated GVIT High Income Bond Fund's average daily net assets, of 0.27%.

FEDERATED GVIT HIGH INCOME BOND FUND PORTFOLIO MANAGER: Mark E. Durbiano and Nathan H. Kehm are primarily responsible for the day-to-day management of the Federated GVIT High Income Bond Fund's portfolio. Mr. Durbiano joined Federated Investors, Inc. in 1982, has been a Senior Vice President of a subsidiary of the subadviser since 1996 and has managed the Fund since its inception. Mr. Kehm joined Federated Investors, Inc. in December 1997 as an Investment Analyst, and was promoted to Assistant Vice President and Senior Investment Analyst in January 1999 and to Vice President in January 2001. He became a portfolio manager of the Fund on April 28, 2003.

J.P. MORGAN INVESTMENT MANAGEMENT INC. ("J.P. MORGAN"), 522 Fifth Avenue, New York, New York 10036, a wholly-owned indirect subsidiary of J.P. Morgan Chase & Co., a bank holding company, is the subadviser for the J.P. Morgan GVIT Balanced Fund. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. As of December 31, 2004, the subadviser and its affiliates had approximately $791 billion in assets under management.

Out of its management fee, GMF paid J.P. Morgan Investment Management, Inc. an annual subadvisory fee for the fiscal year ended December 31, 2004, based on J.P. Morgan GVIT Balanced Fund's average daily net assets, of 0.32%.

J.P. MORGAN GVIT BALANCED FUND PORTFOLIO MANAGERS: Patrik Jakobson, Managing Director, and Anne Lester, Vice President, are the portfolio managers for the J.P. Morgan GVIT Balanced Fund. Mr. Jakobson joined J.P. Morgan in 1987, spending five years as a research analyst specializing in the retailing industry. Subsequently, Mr. Jakobson managed equity and balanced accounts and is currently responsible for managing global balanced portfolios. He is also a member of the Asset Allocation Services group. Ms. Lester joined J.P. Morgan's Milan office in 1992 where she was a fixed income and currency trader and portfolio manager. She subsequently worked in the Product Development Group and is currently a portfolio manager in the Asset Allocation Services Group.

MORGAN STANLEY INVESTMENT MANAGEMENT INC. ("MSIM") is a subadviser for the Van Kampen GVIT Multi Sector Bond Fund. MSIM is located at 1221 Avenue of the Americas, New York, New York 10020. MSIM does business in certain instances, including with respect to the Fund, using the name Van Kampen. Morgan Stanley is the direct parent of MISM. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses--securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, MSIM, together with its affiliated asset management companies, had $431 billion in assets under management. Prior to April 28, 2003, Morgan Stanley Investments LP, an affiliate of MSIM, was subadviser to the Fund.

Out of its management fee, GMF paid Morgan Stanley Investments, LP, its previous subadviser, an annual subadvisory fee for the fiscal year ended December 31, 2004, based on Van Kampen GVIT Multi Sector Bond Fund's average daily net assets, of 0.29%.

VAN KAMPEN GVIT MULTI SECTOR BOND FUND PORTFOLIO MANAGERS: The Van Kampen Multi Sector Bond Fund is managed by MSIM's Taxable Fixed Income Team. Current members of the team include W. David Armstrong (co-lead manager), Sheila Finnerty, David
S. Horowitz, Gordon W. Loery, Abigail McKenna, David Germany and Roberto M. Sella (co-lead manager), Mr. Armstrong is a Managing Director of MSIM, joining the firm in 1998. He has been a member of the management team for the Morgan Stanley Institutional Fund Trust (formerly MAS Funds) mutual funds Fixed Income Portfolio since 1998. Ms. Finnerty is a Managing Director with MSIM. She joined MSIM in 1993 and has 13 years experience in investment management. Mr. Horowitz is an Executive Director with MSIM. He joined MSIM in 1995 and has 10 years experience in investment management. Mr. Loery is also an Executive Director with MSIM and has been with Morgan Stanley since 1990. He has over 21 years experience in investment management. Ms. McKenna is a Managing Director with MSIM. She joined MSIM in 1996 and has over 17 years experience in investment management. Mr. Germany is a Managing Director with MISM and has been with Morgan Stanley since 1987. He has over 10 years experience in investment management. Mr. Sella is a Managing Director of MSIM, joining the firm in 1992. He has been a member of the management team for the Morgan Stanley Institutional Fund trust (formerly MAS Funds) mutual funds Fixed Income Portfolio since 1998.

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MANAGEMENT (CON'T.)


SSGA FUNDS MANAGEMENT INC. ("SSA FM") has been engaged to manage the investments of the GVIT Equity 500 Index Fund's assets. SSgA FM is one of the State Street Global Advisors companies that constitute the investment management business of State Street Corporation. SSgA FM had assets under management of approximately $98 billion as of December 31, 2004. SSgA FM is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111.

Out of its management fee, GMF paid SSgA an annual subadvisory fee for the fiscal year ended December 31, 2004, based on GVIT Equity 500 Index Fund's average daily net assets, of 0.025%.

GVIT EQUITY 500 FUND PORTFOLIO MANAGER: Tom Rawlings is a Principal at State Street Global Advisors, and a Portfolio Manager in the Global Structured Products Group. Throughout his career, Mr. Rawlings has managed a wide variety of funds, ranging from emerging markets to the U.S. market. His current focus areas include funds benchmarked to the Standard & Poor's, Dow Jones and Russell indices. In addition to his fund responsibilities, Mr. Rawlings has worked on formulating trade strategies for index changes, and the Russell reconstitution, and has worked on several project groups focusing on process efficiency, review and recovery services. Mr. Rawlings also conducts optimization analysis for socially screened portfolios, and performs analysis for general research topics within the Global Structured Products Group.

VAN KAMPEN ASSET MANAGEMENT ("VKAM"), 1 Parkview Plaza, Oakbrook Terrace, IL 60181-5555, is the subadviser for the Van Kampen GVIT Comstock Value Fund. VKAM is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen"). Van Kampen is a diversified asset management company that administers more than three million retail investor accounts, and has extensive capabilities for managing institutional portfolios. Van Kampen is an indirect wholly-owned subsidiary of Morgan Stanley. As of December 31, 2004, Van Kampen, together with its affiliated asset management companies, had approximately $431 billion in assets under management.

Out of its management fees, GMF paid VKAM an annual subadvisory fee for the fiscal year ended December 31, 2004, based on Van Kampen GVIT Comstock Value Fund's average daily net assets, of 0.32%.

VAN KAMPEN GVIT COMSTOCK VALUE FUND PORTFOLIO MANAGERS: The Van Kampen GVIT Comstock Value Fund is managed by a team of portfolio managers including B. Robert Baker, Jr., Managing Director. Mr. Baker has been a Managing Director since December 2000 and became a Senior Vice President of VKAM in December 1998 and a Vice President and a Portfolio Manager of VKAM in June 1995. Prior to June 1995, Mr. Baker was an Associate Portfolio Manager of VKAM and has been employed by VKAM since November 1991.

Portfolio Managers Jason S. Leder and Kevin C. Holt are also responsible as managers for the day-to-day management of the Fund's investment portfolio. Mr. Leder, a Managing Director of VKAM, became an Executive Director of VKAM in 2001, a Vice President of VKAM in February 1999 and an Assistant Vice President of VKAM in October 1996. Prior to October 1996, Mr. Leder was an Associate Portfolio Manager of VKAM. Prior to April 1995, Mr. Leder was a Securities Analyst for two years with Salomon Brothers, Inc.

Mr. Holt, a Managing Director of VKAM, became an Executive Director of VKAM in 2002 and a Vice President of VKAM in August 1999. Prior to joining VKAM in August of 1999, Mr. Holt was a Senior Research Analyst with Strong Capital Management from October 1997 to August 1999. From July 1995 to October 1997, he was a Portfolio Manager/ Analyst with Citibank Global Asset Management.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUNDS

Class I shares and Class III of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its wholly-owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") to fund benefits payable under variable insurance contracts. Class VI shares of the Dreyfus GVIT International Value Fund are currently sold to separate accounts of Nationwide, to fund benefits payable under variable insurance contracts and may be sold to separate accounts of unaffiliated insurance companies in the future. Class III and Class VI shares may be subject to a short-term trading fee as described below. Insurance companies, including Nationwide, who provide additional services necessary for them to receive 12b-1 fees, may sell Class II and Class VI shares.

Class IV shares of the Van Kampen GVIT Comstock Value, J.P. Morgan GVIT Balanced, GVIT Equity 500 Index and Dreyfus GVIT International Value Funds will be sold to separate accounts of:

o Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company) (NLICA); and
o Nationwide Life and Annuity Company of America (formerly Provident Mutual Life and Annuity Company of America) (NLACA)

to fund benefits payable under the NLICA and NLACA variable insurance contracts. Class IV shares will only be offered through separate accounts previously offering shares of the Market Street Fund portfolios (prior to April 28, 2003).

Shares of the Funds are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases and exchanges, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Funds will monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more of these Funds and shares of another Fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc. ("GDSI").

Shares of the Funds are subject to administrative services fees. These fees are paid by the Funds to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Funds. Gartmore Distribution Services, Inc. or one of its affiliates also pays additional amounts from its own resources to certain insurance companies (or their affiliates) which include the Funds in the insurance company's variable insurance products; these amounts are paid for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares; however, your variable insurance contract may impose a sales charge. Generally, net assets are based on the market value of the securities and other assets owned by the Fund less its liabilities. The NAV for a class is determined by dividing the total market value of the securities and other assets of a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not determine NAV on the following days:

o  New Year's Day
o  Martin Luther King, Jr. Day
o  Presidents' Day
o  Good Friday
o  Memorial Day
o  Independence Day
o  Labor Day
o  Thanksgiving Day
o  Christmas Day
o  Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

BUYING AND SELLING FUND SHARES (CON'T.)

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning this transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists (as determined by the Securities and Exchange Commission).

If the insurance company issuing the variable insurance contract is willing to provide notice to investors, a Fund may delay or refuse any exchange, transfer or redemption request. Such request may be delayed if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o  disrupt portfolio management strategies,
o  increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high--yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III and Class VI shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar--cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner

BUYING AND SELLING FUND SHARES (CON'T.)


DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the following Funds to compensate the distributor for expenses associated with distributing and selling Class II and/or Class VI shares of a Fund and providing shareholder services:

o  Van Kampen GVIT Comstock Value Fund,
o  Dreyfus GVIT International Value Fund,
o  Dreyfus GVIT Mid Cap Index Fund and
o  GVIT Equity 500 Index Fund.

Under that Distribution Plan, a Fund pays its distributor from its Class II or Class VI shares a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's Class II or Class VI shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds will monitor these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the levels of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o  GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law. Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

FINANCIAL HIGHLIGHTS | Van Kampen GVIT Comstock Value Fund

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or for the period of the Fund's operations if less than five years). Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. THE TOTAL RETURNS DO NOT INCLUDE CHARGES THAT WILL BE IMPOSED BY VARIABLE INSURANCE CONTRACTS. IF THESE CHARGES WERE REFLECTED, THE RETURNS WOULD BE LOWER THAN THOSE SHOWN. If financial highlights are not presented in the table for a particular class, that class had not commenced operations as of December 31, 2004. For the GVIT Equity 500 Index Fund and Dreyfus GVIT International Value Fund, the Financial Highlights shown for the periods prior to April 20, 2003 are those Funds' predecessor fund. The information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements. is included in the annual report, which is available upon request.


                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment           Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income   Distributions
-----------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000       $13.53      0.12         (1.54)       (1.42)      (0.12)          (0.12)
Year Ended December 31, 2001 (c)   $11.99      0.15         (1.61)       (1.46)      (0.15)          (0.15)
Year Ended December 31, 2002       $10.38      0.12         (2.72)       (2.60)      (0.12)          (0.12)
Year Ended December 31, 2003        $7.66      0.11           2.28         2.39      (0.11)          (0.11)
Year Ended December 31, 2004        $9.94      0.14           1.59         1.73      (0.14)          (0.14)
-----------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2003 (d)  $7.47      0.08           2.47         2.55      (0.09)          (0.09)
Year Ended December 31, 2004        $9.93      0.11           1.58         1.69      (0.12)          (0.12)
-----------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2003 (e)  $7.76      0.09           2.18         2.27      (0.09)          (0.09)
Year Ended December 31, 2004        $9.94      0.15           1.57         1.72      (0.14)          (0.14)
-----------------------------------------------------------------------------------------------------------






                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                       Net                                      Investment    (Prior to      (Prior to
SELECTED DATA                        Asset             Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                      Value,                 at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                          End of      Total   of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                         Period     Return      (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000        $11.99   (10.62%)    $55,951        0.95%        0.96%        1.11%          0.80%        72.32%
Year Ended December 31, 2001 (c)    $10.38   (12.15%)    $52,848        0.95%        1.41%        1.09%          1.27%       127.03%
Year Ended December 31, 2002         $7.66   (25.14%)    $39,424        1.11%        1.30%        1.11%          1.30%       245.24%
Year Ended December 31, 2003         $9.94     31.43%    $62,517        0.99%        1.37%          (h)            (h)        71.31%
Year Ended December 31, 2004        $11.53     17.50%    $112,202       0.94%        1.41%          (h)            (h)        31.95%
------------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2003 (d)   $9.93  34.20%(f)      $6,092    1.20%(g)     1.27%(g)     1.31%(g)       1.16%(g)        71.31%
Year Ended December 31, 2004        $11.50     17.08%     $34,312       1.20%        1.20%        1.28%          1.11%        31.95%
------------------------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2003 (e)   $9.94  29.38%(f)     $48,070    0.94%(g)     1.50%(g)          (h)            (h)        71.31%
Year Ended December 31, 2004        $11.52     17.42%     $55,683       0.91%        1.42%          (h)            (h)        31.95%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from March 28, 2003 (commencement of operations) through December 31, 2003.
(e) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(f) Not annualized.
(g) Annualized.
(h) There were no fee reductions during the period.

FINANCIAL HIGHLIGHTS | Dreyfus GVIT International Value Fund


                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment           Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income   Distributions
-----------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2003 (b)  $9.25       0.02          0.09         3.90        4.01               -
Year Ended December 31, 2004       $13.26       0.18          0.01         2.46        2.65          (0.33)
-----------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2003 (b)  $9.25       0.01          0.09         3.87        3.98               -
Year Ended December 31, 2004       $13.22       0.14          0.01         2.46        2.61          (0.30)
-----------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended December 31, 2003 (b)  $9.25       0.05          0.09         3.84        3.98               -
Year Ended December 31, 2004       $13.23       0.18          0.01         2.45        2.64          (0.33)
-----------------------------------------------------------------------------------------------------------
CLASS IV SHARES (C)
Year Ended December 31, 2000       $16.68       0.17           -          (0.61)      (0.44)         (0.19)
Year Ended December 31, 2001       $14.14       0.12           -          (1.67)      (1.55)         (0.17)
Year Ended December 31, 2002       $11.20       0.18           -          (1.41)      (1.23)         (0.12)
Year Ended December 31, 2003        $9.85       0.18          0.09         3.41        3.68          (0.27)
Year Ended December 31, 2004       $13.26       0.22          0.01         2.39        2.62          (0.31)
-----------------------------------------------------------------------------------------------------------
CLASS VI SHARES
Period Ended December 31, 2004 (f) $13.63       0.13          0.01         1.95        2.09          (0.17)
-----------------------------------------------------------------------------------------------------------




                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                       Net                                      Investment    (Prior to      (Prior to
SELECTED DATA                        Asset             Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                      Value,                 at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                          End of      Total   of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                         Period     Return      (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Period Ended December 31, 2003 (b)       -          -      $13.26   45.08%(d)         $542     1.20%(e)       0.56%(e)        91.20%
Year Ended December 31, 2004             -     (0.33)      $15.58      20.29%       $6,247        0.86%          1.33%        42.68%
------------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2003 (b)       -          -      $13.22   44.64%(d)       $1,523     1.45%(e)       0.20%(e)        91.20%
Year Ended December 31, 2004             -     (0.30)      $15.53      20.00%       $3,368        1.10%          1.69%        42.68%
------------------------------------------------------------------------------------------------------------------------------------
CLASS III SHARES
Period Ended December 31, 2003 (b)       -          -      $13.23   44.75%(d)       $9,620     1.13%(e)       1.30%(e)        91.20%
Year Ended December 31, 2004             -     (0.33)      $15.54      20.26%      $69,043        0.86%          1.42%        42.68%
------------------------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES (C)
Year Ended December 31, 2000        (1.91)     (2.10)      $14.14     (2.75%)     $78,501         0.95%          1.33%        37.00%
Year Ended December 31, 2001        (1.22)     (1.39)      $11.20    (12.20%)     $68,746         1.08%          1.04%        36.00%
Year Ended December 31, 2002             -     (0.12)       $9.85    (11.10%)     $59,335         1.00%          1.63%        35.00%
Year Ended December 31, 2003             -     (0.27)      $13.26      38.52%      $77,347        1.12%          1.62%        91.20%
Year Ended December 31, 2004             -     (0.31)      $15.57      20.04%      $73,953        1.00%          1.56%        42.68%
------------------------------------------------------------------------------------------------------------------------------------
CLASS VI SHARES
Period Ended December 31, 2004 (f)       -     (0.17)      $15.55   15.45%(d)      $13,117     1.11%(e)       0.63%(e)        42.68%
------------------------------------------------------------------------------------------------------------------------------------

(a) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.
(b) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(c) The Dreyfus GVIT International Value Fund retained the history of the Market Street International Fund and the existing shares of the Fund were designated Class IV shares.
(d) Not annualized.
(e) Annualized.
(f) For the period from April 28, 2004 (commencement of operations) through December 31, 2004.

FINANCIAL HIGHLIGHTS | Dreyfus GVIT Mid Cap Index Fund


                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net       Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment  Realized              Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income     Gains      Distributions
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000       $12.32       0.07          1.79         1.86      (0.09)    (0.54)             (0.63)
Year Ended December 31, 2001 (c)   $13.55       0.07        (0.25)       (0.18)      (0.07)    (0.13)             (0.20)
Year Ended December 31, 2002       $13.17       0.04        (2.05)       (2.01)      (0.04)    (0.10)             (0.14)
Year Ended December 31, 2003       $11.02       0.06          3.75         3.81      (0.06)       (e)             (0.06)
Year Ended December 31, 2004       $14.77       0.09          2.23         2.32      (0.08)    (0.40)             (0.48)
------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2002 (d) $13.64       0.02        (2.53)       (2.51)      (0.03)    (0.10)             (0.13)
Year Ended December 31, 2003       $11.00       0.03          3.74         3.77      (0.04)       (e)             (0.04)
Year Ended December 31, 2004       $14.73       0.07          2.22         2.29      (0.06)    (0.40)             (0.46)
------------------------------------------------------------------------------------------------------------------------



                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                      Net                                       Investment    (Prior to      (Prior to
SELECTED DATA                       Asset              Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                     Value,                  at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                         End of       Total   of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                        Period      Return      (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000       $13.55      15.21%    $145,350       0.65%        0.68%        0.90%          0.43%        83.45%
Year Ended December 31, 2001 (c)   $13.17     (1.30%)    $257,623       0.65%        0.53%        0.78%          0.40%        28.43%
Year Ended December 31, 2002       $11.02    (15.30%)    $285,970       0.74%        0.37%        0.75%          0.36%        27.32%
Year Ended December 31, 2003       $14.77      34.65%    $432,589       0.74%        0.49%          (h)            (h)        11.58%
Year Ended December 31, 2004       $16.61      15.73%    $532,474       0.60%        0.62%          (h)            (h)        15.90%
------------------------------------------------------------------------------------------------------------------------------------
CLASS II SHARES
Period Ended December 31, 2002 (d) $11.00 (18.44%)(f)     $1,232    0.96%(g)     0.25%(g)          (h)            (h)        27.32%
Year Ended December 31, 2003       $14.73      34.30%      $8,049       0.98%        0.27%          (h)            (h)        11.58%
Year Ended December 31, 2004       $16.56      15.50%     $15,367       0.78%        0.45%          (h)            (h)        15.90%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from May 6, 2002 (commencement of operations) through December 31, 2002.
(e) The amount is less than $0.005.
(f) Not annualized.
(g) Annualized.
(h) There were no fee reductions during the period.

FINANCIAL HIGHLIGHTS | Federated GVIT High Income Bond Fund


                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net       Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment  Realized              Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income     Gains      Distributions
------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000        $9.52       0.89        (1.62)       (0.73)      (0.89)    (0.01)             (0.90)
Year Ended December 31, 2001 (b)    $7.89       0.76        (0.45)         0.31      (0.76)         -             (0.76)
Year Ended December 31, 2002        $7.44       0.61        (0.38)         0.23      (0.61)         -             (0.61)
Year Ended December 31, 2003        $7.06       0.57          0.96         1.53      (0.57)         -             (0.57)
Year Ended December 31, 2004        $8.02       0.60          0.18         0.78      (0.60)         -             (0.60)
------------------------------------------------------------------------------------------------------------------------



                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                      Net                                       Investment    (Prior to      (Prior to
SELECTED DATA                       Asset              Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                     Value,                  at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                         End of       Total   of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                        Period      Return      (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000        $7.89     (8.28%)     $78,631       0.95%       10.44%        1.12%         10.27%        18.12%
Year Ended December 31, 2001 (b)    $7.44       4.22%    $114,022       0.95%        9.96%        1.03%          9.88%        31.64%
Year Ended December 31, 2002        $7.06       3.23%    $162,733       0.97%        8.82%        0.97%          8.82%        30.59%
Year Ended December 31, 2003        $8.02      22.27%    $268,336       0.95%        7.74%          (c)            (c)        41.30%
Year Ended December 31, 2004        $8.20      10.10%    $302,285       0.94%        7.46%          (c)            (c)        61.24%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) There were no fee reductions during the period.

FINANCIAL HIGHLIGHTS | GVIT Equity 500 Index Fund


                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net       Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment  Realized              Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income     Gains      Distributions
------------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2000 (b) $10.00       0.09        (0.73)       (0.64)           -         -                  -
Year Ended December 31, 2001        $9.36       0.09        (1.22)       (1.13)      (0.09)    (0.02)             (0.11)
Year Ended December 31, 2002        $8.12       0.10        (1.89)       (1.79)      (0.09)         -             (0.09)
Year Ended December 31, 2003 (c)    $6.24       0.11          1.63         1.74      (0.13)         -             (0.13)
Year Ended December 31, 2004        $7.85       0.14          0.68         0.82      (0.22)         -             (0.22)
------------------------------------------------------------------------------------------------------------------------



                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                      Net                                       Investment    (Prior to      (Prior to
SELECTED DATA                       Asset              Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                     Value,                  at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                         End of       Total   of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                        Period      Return      (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2000 (b)  $9.36  (6.40%)(d)    $366,338   0.28% (e)    0.99% (e)    0.40% (e)      0.87% (e)         5.00%
Year Ended December 31, 2001        $8.12    (12.24%)    $324,915       0.28%        1.06%        0.53%          0.81%         6.00%
Year Ended December 31, 2002        $6.24    (22.31%)    $235,961       0.28%        1.32%        0.50%          1.10%        19.00%
Year Ended December 31, 2003 (c)    $7.85      28.33%    $281,115       0.28%        1.51%        0.47%          1.32%         2.41%
Year Ended December 31, 2004        $8.45      10.59%    $286,933       0.28%        1.74%        0.43%          1.59%         3.10%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) For the period from February 7, 2000 (commencement of operations) through December 31, 2000.
(c) The GVIT Equity 500 Index Fund retained the history of Market Street Equity 500 Index Fund and the existing shares of the fund were designated Class IV Shares.
(d) Not annualized.
(e) Annualized.

FINANCIAL HIGHLIGHTS | J.P. Morgan GVIT Balanced Fund


                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment             Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income     Distributions
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000       $10.31       0.28        (0.30)       (0.02)      (0.29)            (0.29)
Year Ended December 31, 2001 (c)   $10.00       0.22        (0.60)       (0.38)      (0.22)            (0.22)
Year Ended December 31, 2002        $9.40       0.19        (1.34)       (1.15)      (0.19)            (0.19)
Year Ended December 31, 2003        $8.06       0.15          1.32         1.47      (0.15)            (0.15)
Year Ended December 31, 2004        $9.38       0.19          0.60         0.79      (0.19)            (0.19)
-------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2003 (d)  $8.23       0.11          1.16         1.27      (0.12)            (0.12)
Year Ended December 31, 2004        $9.38       0.19          0.60         0.79      (0.19)            (0.19)
-------------------------------------------------------------------------------------------------------------



                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                      Net                                       Investment    (Prior to      (Prior to
SELECTED DATA                       Asset              Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                     Value,                  at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                         End of       Total   of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                        Period      Return      (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000       $10.00     (0.35%)    $112,577       0.90%        2.86%        1.07%          2.69%       252.43%
Year Ended December 31, 2001 (c)    $9.40     (3.77%)    $149,875       0.90%        2.34%        1.03%          2.21%       181.89%
Year Ended December 31, 2002        $8.06    (12.31%)    $147,289       0.99%        2.22%        1.00%          2.21%       297.08%
Year Ended December 31, 2003        $9.38      18.41%    $182,056       0.98%        1.80%          (g)            (g)       310.16%
Year Ended December 31, 2004        $9.98       8.49%    $189,232       0.98%        1.96%          (g)            (g)       293.17%
------------------------------------------------------------------------------------------------------------------------------------
CLASS IV SHARES
Period Ended December 31, 2003 (d)  $9.38   15.47%(e)     $50,811    0.91%(f)     1.79%(f)     0.96%(f)      1.74% (f)       310.16%
Year Ended December 31, 2004        $9.98       8.54%     $51,061       0.91%        2.02%        0.98%          1.95%       293.17%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(c) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(d) For the period from April 28, 2003 (commencement of operations) through December 31, 2003.
(e) Not annualized.
(f) Annualized.
(g) There were no fee reductions during the period.

FINANCIAL HIGHLIGHTS | Van Kampen GVIT Multi Sector Bond Fund



                                             INVESTMENT ACTIVITIES                     DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------
                                                      Net Realized
                                Net Asset                      and
SELECTED DATA                       Value        Net    Unrealized
FOR EACH SHARE                  Beginning Investment         Gains   Total from         Net
OF CAPITAL                             of     Income   (Losses) on   Investment  Investment             Total
OUTSTANDING                        Period     (Loss)   Investments   Activities      Income     Distributions
-------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000        $9.37       0.61        (0.10)         0.51      (0.60)            (0.60)
Year Ended December 31, 2001 (b)    $9.28       0.54        (0.16)         0.38      (0.52)            (0.52)
Year Ended December 31, 2002        $9.14       0.42          0.22         0.64      (0.50)            (0.50)
Year Ended December 31, 2003        $9.28       0.36          0.74         1.10      (0.52)            (0.52)
Year Ended December 31, 2004        $9.86       0.42          0.21         0.63      (0.49)            (0.49)
-------------------------------------------------------------------------------------------------------------




                                                     RATIO/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Ratio of Net
                                                                                                            Investment
                                                                                               Ratio of         Income
                                                                              Ratio of Net     Expenses         (Loss)
                                      Net                                       Investment    (Prior to      (Prior to
SELECTED DATA                       Asset              Net Assets    Ratio of       Income   Reimburse-     Reimburse-
FOR EACH SHARE                     Value,                  at End    Expenses    (Loss) to    ments) to      ments) to
OF CAPITAL                         End of       Total   of Period  to Average  Average Net  Average Net    Average Net     Portfolio
OUTSTANDING                        Period      Return      (000s)  Net Assets       Assets   Assets (a)     Assets (a)  Turnover (b)
------------------------------------------------------------------------------------------------------------------------------------
CLASS I SHARES
Year Ended December 31, 2000        $9.28       5.65%    $132,227       0.90%        7.07%        1.09%          6.88%       399.03%
Year Ended December 31, 2001 (b)    $9.14       4.19%    $177,324       0.90%        5.99%        1.04%          5.85%       340.77%
Year Ended December 31, 2002        $9.28       7.21%    $209,280       1.01%        4.61%        1.02%          4.60%       385.94%
Year Ended December 31, 2003        $9.86      12.12%    $226,525       1.01%        3.75%          (c)            (c)       296.62%
Year Ended December 31, 2004       $10.00       6.53%    $238,502       1.01%        4.23%          (c)            (c)       212.84%
------------------------------------------------------------------------------------------------------------------------------------

(a) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(b) The existing shares of the Fund were designated Class I shares as of May 1, 2001.
(c) There were no fee reductions during the period.

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents -- which may be obtained free of charge -- contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)

o Annual Reports (which contain discussions of the market conditions and investment strategies that significantly affected each Fund's performance)

o  Semiannual Reports

To obtain a document free of charge, call 800-848-6331 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C.
(For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov

GARTMORE FUNDS
1200 River Road, Suite 1000
Conshohocken, PA 19428





                           THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213
                                                                PR-GVIT-SUB 4/05

Gartmore Variable Insurance Trust


Gartmore GVIT Nationwide Principal Protected Fund



PROSPECTUS

May 2, 2005

                                                               [GRAPHIC OMITTED]




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.



                                                           www.gartmorefunds.com



--------------------------------------------------------------------------------
The initial offering of Fund shares is expected to run from _________, 200__ through _______, 200__ (unless it is closed early or extended). Payment for all purchases during the Offering Period must be received by _______, 200__. After _____, 200__, and until the end of the Guarantee Period, shares will only be issued upon reinvestment of dividends and distributions.
--------------------------------------------------------------------------------

Table of Contents

FUND SUMMARY ..................................................................2
Objective and Principal Strategy during the Guarantee Period
Principal Risks during the Guarantee Period
Objective and Principal Strategy during the
  Post Guarantee Period
Principal Risks during the
  Post Guarantee Period
Performance
Fees and Expenses

MORE ABOUT THE FUND...........................................................12
The Capital Protection Agreement
Principal Investments and Techniques
Principal Risks
Temporary Investments
Selective Disclosure of Portfolio Holdings

MANAGEMENT....................................................................17
Investment Adviser
Portfolio Managers
Additional Information about the Portfolio Managers

BUYING AND SELLING FUND SHARES................................................18
Who Can Buy Shares of the Fund
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Distribution Plan
Revenue Sharing

DISTRIBUTION AND TAXES........................................................22
Dividends and Distributions
Tax Status

APPENDIX A: MORE INFORMATION ABOUT
  THE GUARANTEE PERIOD .......................................................23

ADDITIONAL INFORMATION................................................Back Cover


                                       1
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Gartmore GVIT Nationwide Principal Protected Fund

FUND SUMMARY
This prospectus provides information about the Gartmore GVIT Nationwide Principal Protected Fund. The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the Fund Summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More about the Fund" beginning on page 12. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and/or variable life insurance policies (each a "variable insurance contract").

The Fund Summary contains a discussion of the principal risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

OVERVIEW

The Fund seeks to provide investors with some of the upside earnings potential available in rising equity markets, but also to provide a hedge against a falling equity marketplace. To do that, the Fund offers to return to investors who maintain their investment for the entire Guarantee Period (which will last seven years) at least their Guaranteed Amount. The Guaranteed Amount (as described in greater detail below) is the initial value of the investor's account at the beginning of the Guarantee Period which may be reduced by certain extraordinary expenses or as a result of certain decreases in the Fund's net assets because the Fund or its service providers do not perform as required under the Fund's Capital Protection Agreement (as described below). Your initial purchase amount will also be decreased by any initial sales charges paid in order to determine your Guaranteed Amount. In order to receive the Guaranteed Amount at the end of seven years, you must maintain your investment, not redeem any shares and automatically reinvest all dividends and distributions in additional shares of the Fund during the entire Guarantee Period.

The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period (as described below). Shares of the Fund will be offered during an initial Offering Period but will not be offered during the Guarantee Period, except in connection with reinvestment of dividends and distributions. The initial Offering Period will run from ______ , 200__ through ______ , 200__, unless extended. It is also possible that the Fund might decide to close the Offering Period early in its discretion. The Fund may also decide, in its discretion, not to commence the Guarantee Period if it does not receive at least $50 million in investments during the initial Offering Period or if market conditions are not favorable to launch the Fund. If the Guarantee Period is not commenced and the Fund is liquidated, you will receive any net income earned on your shares during the Offering Period [and any applicable sales charge will be returned]. The Fund will be offered on a continuous basis during the Post Guarantee Period.

OFFERING PERIOD. The Offering Period is expected to run from _____, 200__ through _____, 200__. Gartmore Mutual Fund Capital Trust (GMF), the Fund's investment adviser, reserves the right to extend the Offering Period until no later than _____, 200__. It is also possible that the Fund might decide to close the Offering Period early in its discretion. All orders and applications to purchase shares must be received by the Fund as of 4:00 p.m. ET on the last day of the Offering Period. During the Offering Period, Fund assets will be invested primarily in high quality money market instruments and short-term debt securities. Although the Fund will invest in high quality short-term money market and debt securities during the Offering Period in order to minimize this possibility, your investment could decrease in value during that period so that your Guaranteed Amount is less than your initial investment.

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GUARANTEE PERIOD. The Guarantee Period will run from the second business day after the end of the Offering Period through seven years from that date, or if that day is not a business day, the first business day thereafter (the "Guarantee Maturity Date"). During the Guarantee Period, the Fund will seek total return through a flexible combination of capital appreciation and current income to the extent possible while preserving principal. The Fund's assets will generally be allocated between a "Total Return Component" (consisting primarily of equity securities) and a "Protection Component" (consisting primarily of high quality debt securities) during the Guarantee Period.

The Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at the Guaranteed Amount, provided that such shareholder reinvests all dividends and distributions received from the Fund and redeems no shares.

Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur during the Guarantee Period (including noncompliance with the certain agreed upon investment parameters) (each, a "Trigger Event", as further described below), then the Fund may be required to liquidate its assets in both the Total Return Component and the Protection Component (other than certain zero coupon U.S. government securities it then holds), and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. government securities with a face amount that, together with the face amount of any zero coupon U.S. government securities then held by the Fund, equals at least the aggregate Guaranteed Amount (if this occurs, the Fund will be irreversibly invested in such zero coupon U.S. government securities for the remainder of the Guarantee Period and a "Zero Coupon Investment Period" will begin). If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold the zero coupon U.S. government securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guaranteed Period, the Fund will inform the Capital Protection Provider whether there are sufficient Fund assets to pay the aggregate Guarantee Amounts to the remaining shareholders. If there are not sufficient assets on the Guarantee Maturity Date and assuming that the amount of the Fund's assets which are covered by the Capital Protection Agreement have not been reduced pursuant to such agreement, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash at the Fund, equals the aggregate Guaranteed Amount.

The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company, which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

A shareholder's Guaranteed Amount will be reduced, as more fully described below, if the shareholder takes any dividends or distributions in cash instead of automatically reinvesting them in additional shares of the Fund or redeems any shares before the Guarantee Maturity Date. A shareholder's "Guaranteed Amount" may also be reduced by:

o any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and
o any reduction in the Fund's net assets because the Fund, GMF or its other service providers do not perform as required under the Capital Protection Agreement.

POST GUARANTEE PERIOD. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund expects to seek total return through a flexible combination of capital appreciation and current income. During this period, the Fund's investments will be primarily common stocks and other equity securities.

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During the Offering Period and the Post Guarantee Period, the Capital Protection
Provider does not protect the Fund from reductions in the market value of its assets. Therefore, the value of your account could go down during these periods.
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WHO SHOULD INVEST IN THE FUND

The Fund may be an appropriate investment for you if:

o    Your investment horizon is at least seven years.
o You do not expect to need distributions or withdrawals during the next seven years.
o You seek some of the growth potential of the stock market but are willing to accept reduced or no participation in the stock market in order to guarantee the amount of your principal.
o    You want a professionally managed and diversified portfolio.

A QUICK NOTE ABOUT THE FUND

This prospectus is designed to help you make informed decisions about one of the investments available under your variable insurance contract. You will find details about how your variable insurance contract works in its accompanying prospectus.



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Fund Summary | Gartmore GVIT Nationwide Principal Protected Fund

OBJECTIVE AND PRINCIPAL STRATEGY DURING THE GUARANTEE PERIOD

The Fund seeks total return through a flexible combination of capital appreciation and current income to the extent possible while preserving principal. There can be no guarantee that the Fund will achieve its objective.

Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between a:

o    TOTAL RETURN COMPONENT, consisting primarily of equity securities, and a
o PROTECTION COMPONENT, consisting primarily of high quality debt securities, which may include a significant portion of zero coupon securities.

     If a Trigger Event occurs prior to the Guarantee Maturity Date, the Fund may be required to liquidate all assets held in the Total Return Component and the Protection Component (except for certain zero coupon U.S. government securities held by the Fund). The Fund then will irrevocably allocate all of its assets to zero coupon U.S. government securities scheduled to mature within one year before the end of the Guarantee Period, and a Zero Coupon Investment Period will commence. During a Zero Coupon Investment Period, the Fund would be required to hold zero coupon U.S. government securities to maturity.

TOTAL RETURN COMPONENT--The Fund's Total Return Component invests primarily in common stocks and convertible securities. The portfolio managers consider the following factors when choosing companies to purchase:

o    Above-average revenue growth,
o    Consistent earnings growth,
o    Above-average earnings growth, or
o    Attractive valuation.

The portfolio managers usually will sell securities if:

o    There is a significant increase in share price,
o    The outlook of a company's earnings becomes less attractive, or
o    More favorable opportunities are identified.

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  Total Return
  Generally, total return means a combination of income and capital appreciation. In other words, the Fund looks for stocks and other securities that may pay dividends and other income, instead of relying solely on the security's prospects for increasing in value. Because, in most cases, a stock is more certain to pay its scheduled dividends than increase in value, a total return approach can help a fund achieve more stable, dependable returns.
--------------------------------------------------------------------------------

PROTECTION COMPONENT--The Fund's Protection Component invests primarily in high quality debt securities. The portfolio managers of the Protection Component will manage the Fund on a duration neutral basis so that the duration of the Protection Component is approximately equal to the period remaining in the Guarantee Period. The Protection Component will consist primarily of securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities, which may include zero coupon securities. It may also invest in asset-backed securities, which will be rated in the highest two categories by a nationally recognized rating agency (rating agency) such as Standard and Poor's Ratings Service or Moody's Investors Service, or, if unrated, judged by the Protection Component's portfolio managers to be of equivalent quality. The asset-backed securities that the Fund purchases will generally be structured to provide fairly certain cash flows and to mitigate prepayment and extension risks (as described below). The Fund may also invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities), money market instruments and other debt instruments.

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  Duration is a measure of the expected life of the Fund's portfolio on a present value basis reflecting both principal and interest payments.
--------------------------------------------------------------------------------

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ASSET ALLOCATION --The Fund's assets will be allocated between equity securities in the Total Return Component and debt securities in the Protection Component. Gartmore Mutual Fund Capital Trust ("GMF"), the Fund's investment adviser, will evaluate the relative allocation between equity and debt securities daily and make any necessary adjustments to the Fund's portfolio. It is believed that the initial allocation will be % to % to the Total Return Component with the remaining assets allocated to the Protection Component, but it cannot be approximated or known with certainty until the end of the Offering Period. The allocation during the Guarantee Period will fluctuate in response to changes in the securities markets and application of certain provisions of the terms of the Capital Protection Agreement (the "Fund Allocation Conditions") that determine the allocation of the Fund's assets between the Total Return Component and the Protection Component. Factors reflected in the asset allocation methodology include, but are not limited to:

o The market value of the Fund's assets as compared to the aggregate Guaranteed Amount
o    The prevailing level of interest rates
o    The volatility of the equity markets
o    The length of time remaining until the Guarantee Maturity Date

Because market conditions and the level of interest rates are subject to change and because GMF evaluates its asset allocation on a daily basis, it is impossible to say with certainty how much of the Fund's assets will be allocated to a particular component over any period of time. In general, as the market value of the Total Return Component rises, more assets will be allocated to the Total Return Component, and as the market value of the Total Return Component declines, more assets will be allocated to the Protection Component. IN THE EVENT OF A SIGNIFICANT DECLINE IN THE TOTAL RETURN COMPONENT, ALL OF THE FUND'S ASSETS MAY BE IRREVOCABLY ALLOCATED TO ZERO COUPON U.S. GOVERNMENT SECURITIES AND A ZERO COUPON INVESTMENT PERIOD WILL BEGIN. Conversely, it is possible, although unlikely, that changes in market conditions and in the level of interest rates could cause the Fund to allocate all or substantially all of the Fund's assets to the Total Return Component. Under the Fund Allocation Conditions, the Fund is also required to satisfy certain risk management requirements, which will also restrict the manner in which the Fund may invest its assets. The Fund's holdings of cash and cash equivalents during the Guarantee Period will generally be limited to an amount necessary to meet anticipated expenses and redemptions and to limit portfolio turnover.

The Fund expects to have a portfolio turnover rate in excess of 200% due to its asset allocation strategies, which may result in higher taxable distributions to shareholders and higher transaction costs than a comparable investment without the benefit of the Capital Protection Agreement would produce.

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PRINCIPAL RISKS DURING THE GUARANTEE PERIOD

The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Fund's ability to allocate assets between the Total Return Component and the Protection Component and to select investments within each component, subject to the investment parameters of the Capital Protection Agreement, including the investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component (the "Investment Management Guidelines") and the Fund Allocation Conditions.

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Because the Fund invests in both stocks and debt securities, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when debt securities are in favor.
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However, if you automatically reinvest all dividends and distributions and do not redeem any shares during the Guarantee Period, you will be entitled to redeem your shares held on the Guarantee Maturity Date for an amount no less than your Guaranteed Amount.

As with any mutual fund, the value of the Fund's investments--and therefore the value of Fund shares--may go down. Although the Fund will seek to protect the Fund's original principal value at the Guarantee Maturity Date, the value of the Fund's shares will fluctuate during the Guarantee Period and may decline below the original principal value. Changes in the value of the Fund's shares may occur because a particular stock in which the Fund invests is rising or falling, or in response to interest rate changes. Also, GMF may select securities that underperform the stock market, the relevant indices or other funds with similar investment objectives and investment strategies. At other times, there are specific factors that may affect the value of a particular investment. You could lose money by investing in the Fund if you redeem your shares prior to the Guarantee Maturity Date or if the value of the Fund's investments goes down and the Capital Protection Provider and AIG are unable to meet their respective obligations under the Capital Protection Agreement and the related guarantee.

The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon securities) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who reinvest distributions in the Fund will be required to pay taxes on such distributions from other assets. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.

RISKS ASSOCIATED WITH THE CAPITAL PROTECTION AGREEMENT

The Fund has entered into the Capital Protection Agreement with the Capital Protection Provider to ensure that on the Guarantee Maturity Date each shareholder will be able to redeem his or her shares at his or her Guaranteed Amount. It is possible that the financial position of the Capital Protection Provider and AIG, which has guaranteed the Capital Protection Provider's payment obligations under the Capital Protection Agreement, may deteriorate and they would be unable to satisfy their respective obligations under the Capital Protection Agreement and the related guarantee. In such event, shareholders will receive the Fund's net asset value if they redeem their shares on the Guarantee Maturity Date, which could be less than the Guaranteed Amount. The Capital Protection Agreement is solely the obligation of the Capital Protection Provider, whose payment obligations are guaranteed by AIG. Neither the Fund nor the Guaranteed Amount is guaranteed by GMF, Nationwide Mutual Insurance Company or their affiliates, the United States Government, or any other person. While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's asset, other reductions may occur if the Fund, GMF or its other service providers do not perform as required under the Capital Protection Agreement.

The Capital Protection Agreement requires GMF to manage the Fund in accordance with the Investment Management Guidelines and Fund Allocation Conditions, which are part of the agreement, in an attempt to limit the Fund's and the Capital


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Protection Provider's risk. The Investment Management Guidelines and Fund
Allocation Conditions are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Guaranteed Amount at the Guarantee Maturity Date. In addition, the Investment Management Guidelines, together with the Fund, but only to the extent that such consequences would apply to the holders of variable insurance contracts.


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Allocation Conditions, limit the manner in which the Fund may be managed during the Guarantee Period, and thus limit GMF's ability to respond to changing market conditions. If the Fund fails to comply with the Investment Management Guidelines and Fund Allocation Conditions or otherwise fails to comply with restrictions set forth in the Capital Protection Agreement, a Trigger Event will occur and subject to the Fund's limited ability to cure the Trigger Event, a Zero Coupon Investment Period will begin.

PORTFOLIO TURNOVER RISK. The portfolio managers may engage in active and frequent trading of securities if they believe that doing so is in the best interest of the Fund and to implement the Fund's asset allocation strategies. This can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. A higher portfolio turnover rate may result in higher transaction costs for the Fund and increase volatility of the Fund. In addition, a higher portfolio turnover rate may cause a shareholder to have additional tax consequences as a result of owning shares of the Fund, but only to the extent that such consequences would apply to the holders of variable insurance contracts.

TOTAL RETURN COMPONENT RISK

STOCK MARKET RISK. Stock market risk is the risk that the Fund (or the Total Return Component during the Guarantee Period) could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade go down. Individual stocks and the overall stock markets may experience short-term volatility as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

PROTECTION COMPONENT RISK

INTEREST RATE RISK. The principal risk associated with investing in debt securities is interest rate risk. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes.

As described above, the Fund seeks to maintain the duration of the Protection Component approximately equal to the period remaining in the Guarantee Period. This means that the Fund will initially attempt to structure the Protection Component so that its portfolio of securities has a duration of seven years (the period remaining in the Guarantee Period). As the Fund draws nearer to the Guarantee Maturity Date, the duration of the Protection Component will be reduced. As a result, the Fund will be more susceptible to the risk of rising interest rates early in the Guarantee Period, when its Protection Component is likely to have a longer duration.

Because the Fund contains a significant amount of zero coupon securities (and which may include STRIPS), the market value of the Fund's assets generally is more volatile than the market value of a portfolio of fixed income securities with similar maturities that pay interest periodically. The Fund accrues income on these zero coupon securities for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund's cash distribution obligations. In such event, the Fund will forego the purchase of additional income producing assets with these assets.

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CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. In addition, there is a risk that the rating of a debt security may be lowered if an issuer's financial condition changes, which may lead to a greater price fluctuation in the securities the Fund owns.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities. Some of the securities purchased by the Fund are issued by the U.S. government and are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk. Other securities are issued by U.S. government agencies, backed by the issuing agency, and subject to some credit risk.

PREPAYMENT AND EXTENSION RISK. The issuers of asset-backed securities may be able to repay principal in advance, and are especially likely to do so when interest rates fall. Prepayment risk is the risk that because prepayments generally occur when interest rates are falling, the Protection Component may have to reinvest the proceeds from prepayments at lower rates. When asset-backed securities are prepaid, the Protection Component of the Fund may also fail to recover premiums paid for securities, resulting in an unexpected capital loss. Changes in prepayment rates can also make the price and yield of asset-backed securities volatile.

In addition, rising interest rates may cause prepayments to occur at slower than expected rates thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Extension risk is the risk that payments or principal may occur later than expected, typically because of a rise in interest rates, and the expected maturity of the security will increase. During periods of rapidly rising interest rates, the anticipated maturity of a security may be extended past what the subadviser anticipated, affecting the maturity and volatility of the Protection Component.

RISKS ASSOCIATED WITH ASSET ALLOCATION

If interest rates are low at the inception of the Guarantee Period, Fund assets may be largely invested in the Protection Component (particularly zero coupon securities) in order to increase the likelihood of preserving the original principal value of the Fund. If Fund assets are largely invested in the Protection Component, the Fund's exposure to equity markets will be reduced and the Fund will be more highly correlated with debt securities. In addition, if during the Guarantee Period the equity markets and, consequently, the Total Return Component experience a major decline, the Fund's assets may become largely or entirely invested in the Protection Component. In fact, if the value of the Total Return Component were to decline significantly (whether within a short period of time or over a protracted period), a Zero Coupon Investment Period would commence, and the Fund would then be required to completely and irreversibly allocate its assets in zero coupon U.S. government securities. In the Zero Coupon Investment Period, the Fund would not participate in any subsequent recovery in the equity markets. Investment in the Protection Component during the Guarantee Period reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. In addition, the Investment Management Guidelines and Fund Allocation Conditions require the Fund to be managed within certain investment parameters within which the Fund must be managed during the Guarantee Period. Accordingly, the Investment Management Guidelines and Fund Allocation Conditions could limit the Fund's ability to alter the allocation of Fund assets during the Guarantee Period in response to changing market conditions.

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Shares of the Fund may fall in value and you could lose money by investing in the Fund if:

o the Fund incurs certain expenses that are not covered by the Fund's expense limitation agreement, such as litigation expenses, unusual legal fees or other extraordinary expenses
o    you do not automatically reinvest dividends and distributions
o    you redeem your shares prior to the Guarantee Maturity Date
o    you continue to hold Fund shares after the Guarantee Maturity Date
o the Capital Protection Provider or AIG becomes insolvent or its creditworthiness deteriorates and the Capital Protection Provider is unable to meet its obligations to the Fund.
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For more detailed information about the Fund's investments and risks, see "More about the Fund" on page 12.

OBJECTIVE AND PRINCIPAL STRATEGY DURING THE POST GUARANTEE PERIOD

During the Post Guarantee Period, the Fund will seek total return through a flexible combination of capital appreciation and current income.

There can be no guarantee that the Fund will achieve its objective.

After the Guarantee Maturity Date, the Fund will, in the ordinary course of its investment activities, sell most or all of its assets in the Protection Component and increase the Total Return Component as soon as reasonably practicable. During the Post Guarantee Period, the Fund's principal investment strategies are the same as those described under "Total Return Component" on page 5.

During the Post Guarantee Period, the Board of Trustees of the Trust may, in its discretion, cause the Fund to invest all of its assets in shares of another mutual fund with the same investment objective (in a master/feeder structure) without shareholder approval (if such change is permitted by the Trust's organizational documents and applicable law). In such event, the Fund will become a "feeder" fund in a master/feeder structure and will no longer make direct investments in securities.

The Board of Trustees of the Trust may also cause the Fund to be liquidated or combined with another fund (without shareholder approval to the extent permitted by the Trust's organizational documents), unless otherwise required by law.

To the extent that the Fund becomes a feeder fund, is liquidated or combined with another fund without obtaining shareholder approval, shareholders will receive 60 days notice before the changes are made.

PRINCIPAL RISKS DURING THE POST GUARANTEE PERIOD

Generally, the principal risks of the Fund during the Post Guarantee Period are the same as the principal risks of the Total Return Component during the Guarantee Period (primarily stock market risk), except that the Fund will not have the benefit of the Capital Protection Agreement.

Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by the portfolio managers' ability to assess economic conditions and investment opportunities.

PERFORMANCE

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

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FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
  (paid directly from your
  investment) 1                     N/A
------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
------------------------------------------
Management Fees 2                 0.60%
------------------------------------------
Distribution and/or Service
  (12b-1) Fees                    0.25%
------------------------------------------
Other Expenses 3                  1.10%
                                  -----
------------------------------------------
TOTAL ANNUAL FUND OPERATING
  EXPENSES (BEFORE FEE
  WAIVERS/EXPENSE
  REIMBURSEMENTS) 1.95%
------------------------------------------
Amount of Fee Waivers/
  Expense Reimbursements          0.15%
------------------------------------------
TOTAL ANNUAL FUND OPERATING
  EXPENSES (AFTER FEE
  WAIVERS/EXPENSE
  REIMBURSEMENTS) 4               1.80%
                                  =====

1 In addition, variable insurance contracts impose sales charges and other expenses on variable insurance contract holders as described in the variable insurance contract prospectus.
2 The management fee will vary during the stages of the Fund's investment program. The table sets forth the highest advisory fee, which is the fee that will generally be paid during the Guarantee Period and Post Guarantee Period. During the Offering Period, the management fee will be 0.40%. See "Management--Investment Adviser" on page 17.
3 A fee associated with the Capital Protection Agreement at an annual rate of 0.75% of the average daily net assets of the Fund payable to the Capital Protection Provider is included in "Other Expenses." This fee is only applicable during the Guarantee Period. See "The Capital Protection Agreement" on page 12 for more information.
4 GMF and the Trust have entered into a written contract limiting operating expenses (excluding taxes, interest, brokerage commissions, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.80% during the Guarantee Period (through at least _______, 200__), unless the Fund enters a Zero Coupon Investment Period at which time the expenses will not exceed 1.25%. During the Offering Period, the expenses will not exceed 0.85%. The Fund is authorized to reimburse GMF for management fees previously waived and/or for the cost of "Other Expenses" paid by GMF provided that such reimbursement will not cause the expenses of the Fund to exceed the expense limitations noted above. GMF may request and receive reimbursement of fees waived or limited and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. This example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no changes in expenses and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        1 Year           3 Years
                       -------           --------
Class II                 $183             $566

More about the Fund


THE CAPITAL PROTECTION AGREEMENT

While the Fund seeks to provide investors with the upside earnings potential available in rising equity markets to the extent assets are allocated to the Total Return Component, the Fund also seeks to provide protection against a falling equity marketplace by allocating a portion of its assets to the Protection Component and by entering into the Capital Protection Agreement. To the extent that assets are allocated to the Protection Component, rather than the Total Return Component, during the Guarantee Period, the Fund's ability to participate in upward equity market movements will be reduced. The Fund has entered into the Capital Protection Agreement to ensure that on the Guarantee Maturity Date, the Fund will be able to pay to each shareholder who chooses to redeem his or her shares an amount not less than the Guaranteed Amount, provided that the particular shareholder has automatically reinvested all dividends and distributions received from the Fund and has redeemed no shares. The Fund (and not the Fund's shareholders) is the party to the Capital Protection Agreement. The Fund's shareholders have no rights or claims against the Capital Protection Provider or AIG under the terms of the Capital Protection Agreement should either the Capital Protection Provider or AIG fail to fulfill its obligations under the agreement. The Capital Protection Agreement requires GMF to comply with certain agreed upon investment parameters, including the Investment Management Guidelines and Fund Allocation Conditions. These investment parameters are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the aggregate Guaranteed Amount at the Guarantee Maturity Date. If the Fund fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain restrictions set forth in the Capital Protection Agreement, a Trigger Event will occur and a Zero Coupon Investment Period may begin. If a Zero Coupon Investment Period begins, the Fund will liquidate all other assets and hold only zero coupon U.S. government securities. The Fund will be required to hold zero coupon U.S. government securities except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether there are sufficient Fund assets to pay the aggregate Guaranteed Amount to the remaining shareholders. If there are not sufficient assets and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets and redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash at the Fund, equals the aggregate Guaranteed Amount.

As discussed above, the Capital Protection Provider may reduce its payment obligations under the Capital Protection Agreement under certain circumstances, particularly if the Fund incurs extraordinary expenses or if there is a reduction in the Fund's net assets because the Fund or its service providers do not perform as required under the agreement.

During the Guarantee Period (up until the commencement of a Zero Coupon Investment Period), the Fund will pay to the Capital Protection Provider, under the Capital Protection Agreement, an annual fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period. If the Fund moves into a Zero Coupon Investment Period and all of the Fund's assets are irreversibly invested in zero coupon U.S. government securities, the amount of the fee paid to the Capital Protection Provider will be decreased to an annual fee of 0.40% of the average daily net assets of the Fund for the remainder of the Guarantee Period, provided that in no event will this fee be less than 0.25% of the value of the Fund's net assets at the beginning of the Guarantee Period. This may occur at any point during the Guarantee Period up until the Guarantee Maturity Date. The Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent. A shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related AIG guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

If you maintain your fund investment through the Guarantee Maturity Date, make no redemptions, and reinvest all dividends and distributions, on the Guarantee Maturity Date you will be entitled to redeem your shares held as of the Guarantee Maturity Date for no less than:

o    the amount you paid for your shares minus any front-end sales charges plus
o your share of the Fund's net income during the Offering Period (assuming you bought your shares before the last day of the Offering Period) minus an adjustment to reflect certain Fund expenses, if any, during the Guarantee Period that are not covered by the Expense Limitation Agreement with GMF or any other reduction in the Fund's net asset value as required by the Capital Protection Agreement.

The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgment that it is in the best interests of the Fund and its shareholders to do so and such termination or amendment is agreed to by the Capital Protection Provider. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG is also organized as a Delaware corporation. AIG is a holding company, which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG has previously issued guarantees of the Capital Protection Provider's payment obligations in numerous contexts. Additional information about the Capital Protection Provider and AIG can be found in the Statement of Additional Information (SAI) and in the reports filed with the Securities and Exchange Commission by AIG.

The Capital Protection Provider and AIG have not participated in the organization of the Fund or the preparation of this Prospectus, and make no representation regarding the advisability of an investment in the Fund.

The Fund will provide you with a copy of the most recent publicly available annual or quarterly report of AIG, free of charge, upon your request. The annual report of AIG contains a summary of selected financial information. Additionally, each quarterly report of AIG contains financial information. To receive a copy of these reports, please contact the Fund at the telephone number or write to the Fund at the address shown on the outside back cover of this prospectus.

See Appendix A to this Prospectus and the SAI for information on the calculation of the Guaranteed Amount and additional details about the Capital Protection Agreement.

OTHER PRINCIPAL INVESTMENTS AND TECHNIQUES

The Fund may use the following principal investments and techniques described below in an effort to increase returns, protect assets or diversify investments. These techniques are subject to certain risks.

The SAI contains additional information about the Fund, including the Fund's other investment techniques. To obtain a copy of the SAI, see the back cover.

CONVERTIBLE SECURITIES (Total Return Component).
The Fund may invest in convertible securities -- also known as convertibles -- including bonds, debentures, notes, preferred stocks and other securities. Convertibles are hybrid securities that have characteristics of both debt and stocks. Like debt securities, they pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stock.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as the underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with debt securities as a source of regular income. Therefore, if interest rates increase and "newer," better paying debt securities become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies must generally pay holders of convertibles before they pay holders of common stock), but they are typically less secure than similar nonconvertible securities such as bonds (bondholders must generally be paid before holders of convertibles and common stock). Because convertibles are usually subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a rating agency, or they are not rated at all.

U.S. GOVERNMENT SECURITIES (Protection Component).
These securities include U.S. Treasury bills, notes, and bonds issued or guaranteed by the U.S. government and securities issued by U.S. government agencies, including:

o The Federal Housing Administration, the Farmers Home Administration, and the Government National Mortgage Association (GNMA), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
o    The Federal Home Loan Banks;
o    The Federal National Mortgage Association (FNMA);
o The Student Loan Marketing Association and Federal Home Loan Mortgage Corporation (FHLMC); and
o    The Federal Farm Credit Banks.

Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayment rates and other factors may affect the value of these securities. With respect to credit risk, securities issued by some government agencies are only backed by the issuing agency, and are subject to some credit risk. Securities issued and backed by the U.S. government are backed by the "full faith and credit" of the U.S. government (the U.S. government has the power to tax its citizens to pay these debts) and are subject to little credit risk.

ZERO COUPON SECURITIES (Protection Component).
Zero coupon securities are debt securities that pay no interest during the life of the security and are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.

Zero coupon securities may be subject to greater price changes, as a result of changing interest rates, than debt securities that make regular interest payments. Their value tends to grow more during periods of falling interest rates and, conversely, tends to fall more during periods of rising interest rates than debt securities that make regular interest payments. Although they are not traded on a national securities exchange, they are widely traded by brokers and dealers, and are considered liquid. Investors in zero-coupon debt securities are required by federal income tax laws to pay interest on the payments they would have received had a payment been made. So, to avoid federal income tax liability, the Fund may be required to make distributions to shareholders and may have to sell some of its assets at inappropriate times in order to generate cash to make the distributions.

FLOATING- AND VARIABLE-RATE SECURITIES (Protection Component). Floating- and variable-rate securities do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes to the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon some underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to interest rate risk like other debt securities. In addition, because they may be callable, they are also subject to the risk that the Fund will be repaid prior to the stated maturity, and the repaid principal will be reinvested when the market is paying a lower interest rate, reducing the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

DURATION (Protection Component). Duration is a calculation that seeks to measure the price sensitivity of a debt security or a mutual fund that primarily invests in debt securities to changes in interest rates. It measures this sensitivity more accurately than maturity because it takes into account the time value of cash flows generated over the life of the debt security. Future interest and principal payments are discounted to reflect their present value and are then multiplied by the number of years they will be received to produce a value expressed in years -- the duration. Effective duration takes into account call features and sinking fund payments that may shorten a debt security's life.

OTHER INFORMATION ABOUT THE RISKS OF THE FUND

RISKS ASSOCIATED WITH RESTRICTIONS UNDER THE CAPITAL PROTECTION AGREEMENT--To comply with the Fund Allocation Conditions, the Capital Protection Agreement requires GMF to make allocation decisions that limit the Fund's allocation of assets to the Total Return Component. As a result, use of the Protection Component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity compared to a portfolio that is more heavily invested in equities. Together with the Investment Management Guidelines, the Fund Allocation Conditions are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Guaranteed Amount on the Guarantee Maturity Date. Accordingly, the Capital Protection Agreement could limit GMF's ability to respond to changing market conditions during the Guarantee Period. If the Fund fails to comply with the agreed-upon investment parameters, including the Investment Management Guidelines or Fund Allocation Conditions, or otherwise fails to comply with certain restrictions set forth in the Capital Protection Agreement, the Capital Protection Provider may cause the Fund to allocate all of its assets to zero coupon U.S. government securities and a Zero Coupon Investment Period will begin.

RISKS ASSOCIATED WITH THE ASSET ALLOCATION PROCESS--The asset allocation process results in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs and expose shareholders to greater tax consequences.

RISK OF DEFAULT--A shareholder's ability to receive the Guaranteed Amount depends on the financial condition of the Capital Protection Provider and AIG. The Capital Protection is solely an obligation of the Capital Protection Provider, and this obligation is guaranteed by AIG. Consequently, an investment in the Fund involves a risk of loss if the Capital Protection Provider and/or AIG are placed in bankruptcy or receivership, or are otherwise unable to pay their respective obligations or default on their respective obligations, if any.

In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement with a similar arrangement. In such circumstances, shareholders could suffer a loss of principal.

RISKS ASSOCIATED WITH TAXABLE INCOME--The Fund will distribute any net gains and income (including accrued but unpaid income on zero coupon securities) to shareholders at least annually. Such distributions are taxable to shareholders even if the distributions are reinvested in the Fund. Shareholders who do not reinvest distributions, however, will be subject to a reduction in their Guaranteed Amount.


TEMPORARY INVESTMENTS

Generally, the Fund will be fully invested in accordance with its investment objective and strategies during the Guarantee and Post Guarantee Periods. However, during the Offering Period or at any other time pending investment of cash balances or if GMF believes that business, economic, political or financial conditions warrant, the Fund, subject to the Investment Management Guidelines and the Fund Allocation Conditions, may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities;
(2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits ; shares of other investment companies (which may include affiliates of the Fund) that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Fund's policies and procedures regarding the release of portfolio holdings information is also available in the Fund's Statement of Additional Information.

Management

INVESTMENT ADVISER

Gartmore Mutual Fund Capital Trust (GMF), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the Fund's assets and supervises the daily business affairs of the Fund. GMF was organized in 1999 and advises mutual funds.
The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

During the Guarantee and Post Guarantee Periods, the Fund pays GMF a management fee, which is based on the Fund's average daily net assets. The annual management fee payable by the Fund, expressed as a percentage of a Fund's average daily net assets, is 0.60%.

If a Trigger Event occurs and a Zero Coupon Investment Period begins, GMF has contractually agreed to reduce its fee to an annual rate of 0.25% for the remainder of the Guarantee Period.

During the Offering Period, the Fund pays GMF a management fee of 0.40%.


During the Post Guarantee Period, the Fund may invest all of its assets in another mutual fund that has the same investment objective as the Fund during the Post Guarantee Period. The Fund will only do this without shareholder approval if permitted by applicable law and the Trust's organizational documents and after providing shareholders with 60 days prior written notice of the change. All portfolio investments would then be made at the level of the underlying mutual fund and the Fund's investment results would correspond directly to that Fund's investment results. This type of mutual fund structure is sometimes referred to as a "master/feeder" structure. If other entities also invest in the underlying fund, this could enable the Fund to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a "master/feeder" structure. If these additional costs are not offset as a result of economies of scale, it is possible that the Fund's expenses would increase rather than decrease if it converts to this structure.

PORTFOLIO MANAGERS--TOTAL RETURN COMPONENT
William H. Miller is the portfolio manager of the Total Return Component of the Fund.

Mr. Miller began co-managing the Gartmore Nationwide Fund and the Gartmore GVIT Nationwide Fund on September 1, 2000. Prior to joining GMF in July 1999, Mr. Miller held the following positions: Senior Portfolio Manager, Putnam Investments (1997-1999); Vice President and Assistant Portfolio Manager, Delaware Management Company (1995-1997).

PORTFOLIO MANGERS--PROTECTION COMPONENT

The Fund is managed by ________________________________.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE FUND

Shares of the Fund may be sold to separate accounts of other insurance companies that are not affiliates of Nationwide Life Insurance Company and its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company, (collectively, "Nationwide") or the Fund and to certain Nationwide separate accounts if Nationwide affiliates provide additional services necessary for them to receive 12b-1 fees.

Shares of the Fund are not sold to individual investors.

The separate accounts purchase shares of the Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if the Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your specific variable insurance contract.

The Fund sells shares to separate accounts of Nationwide and may also sell shares to separate accounts of other unaffiliated insurance companies and of Nationwide in limited circumstances. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts that may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Fund and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc. ("GDSI").

BUYING SHARES

No new shares, except for reinvestment of dividends and distributions, will be offered during the Guarantee Period.

PURCHASE PRICE. The purchase or "offering" price of each share of the Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed directly on the purchase of Fund shares; however, your variable insurance company may impose a sales charge. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV is determined by dividing the total market value of the Fund's assets less the liabilities, by the total number of the Fund's outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Fund does not calculate NAV on the following days:

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

The Fund reserves the right not to determine NAV when:

o    It has not received any orders to purchase, sell, or exchange shares; or
o    Changes in the value of the Fund's portfolio do not affect the NAV.

To the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings, if any, will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.


SELLING SHARES

You can sell or, in other words, redeem your shares of the Fund at any time, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV next determined after the order is received. Of course, the value of the shares you sell may be worth more or less than their original purchase price depending upon the market value of the Fund's investments at the time of the sale, except on the Guarantee Maturity Date when you will receive the greater of the then current net asset value or your Guaranteed Amount per share. Redemptions made for any reason prior to the Guarantee Maturity Date will reduce your Guaranteed Amount.

--------------------------------------------------------------------------------
In order to receive your Guaranteed Amount, you must submit a request to redeem your shares on the guarantee maturity date. If you redeem your shares before or after the Guarantee Maturity Date, you may receive less than your Guaranteed Amount.
--------------------------------------------------------------------------------

The Fund may delay or refuse any exchange, transfer or redemption request if the investor redeeming shares is engaged in excessive trading, or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund.

Under extraordinary circumstances the Fund may elect to honor your redemption request by transferring some of the securities held by the Fund directly to you. For more information about the Fund's ability to make such a redemption in kind, see the SAI.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may: . o disrupt portfolio management strategies, . o increase brokerage and other transaction costs, and . o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds such as these Funds that hold significant investments in small cap securities, high-yield (junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder. With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades and will apply the short-term trading restrictions uniformly to all such trades that the Funds identify. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to: . o Restrict purchases or exchanges that they or their agents believe constitute excessive trading. . o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.

SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee uniformly on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the Class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:
.. o Scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging; . o Variable insurance contract withdrawals or loans, including required minimum distributions; and . o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner


RESTRICTIONS ON SALES

You may not be able to sell your shares of the Fund or the Fund may delay paying you the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists (as determined by the Securities and Exchange Commission).


DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate the Distributor for expenses associated with distributing and selling shares of the Fund and providing shareholder services. Under that Distribution Plan, the Fund pays the Distributor a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Fund's average daily net assets.

Because these fees are paid out of the Fund's assets on an ongoing basis, these fees will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds monitors these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the level of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.

The recipients of such incentives may include:

o    GDSI and other affiliates of GMF,
o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or
o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.


TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59_ may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Fund.

Appendix A | More Information about the Guaranteed Amount

The Fund entered into the Capital Protection Agreement to ensure that on the Guarantee Maturity Date, each shareholder who automatically reinvests all dividends and distributions made by the Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares for an amount no less than the Guaranteed Amount. If the value of your account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under that guarantee. The following example assumes that if the Fund is unable to meet its obligations under the guarantee, Capital Protection Provider will perform its payment obligations under the Capital Protection Agreement and will make any payment required thereunder.

Example: How to calculate your Guaranteed Amount.*

Assume you have $20,000 to invest in Fund shares and the public offering price is $10.00 per share. $ will be invested in Fund shares and you will have shares in your account. Your initial Guaranteed Amount will be $_______

* Figures used in the example have been rounded to the nearest hundredth.

The full amount of your investment will not be subject to the Capital Protection Guarantee of the Fund. Rather, only the amount invested, less any sales charges or other fees and expenses your variable insurance contract may impose, is protected.

Your total Guaranteed Amount generally will not change during the guarantee period as long as you reinvest all your dividends and distributions and make no redemptions prior to the guarantee maturity date. However, your Guaranteed Amount may be reduced by reductions in the Fund's net asset value pursuant to the Capital Protection Agreement or if the Fund incurs extraordinary expenses that are not covered by the Capital Protection Agreement, such as legal fees or other costs of litigating a claim brought against the Fund.

Redemptions of shares during the guarantee period will decrease the guaranteed amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then current Guaranteed Amount per share, thereby reducing the overall Guaranteed Amount for the shareholder. A redemption made from the Fund prior to the Guarantee Maturity Date will be made at the Fund's then current net asset value, which may be higher or lower than the net asset value at the Fund's commencement of operations.

The Guaranteed Amount per share will decline as dividends and distributions are made to shareholders.

If a shareholder automatically reinvests dividends and distributions in additional shares of the Fund, the shareholder's total Guaranteed Amount will remain the same because he or she will hold a greater number of shares at a reduced Guaranteed Amount per share following payment of a dividend or distribution. The result is to preserve the total Guaranteed Amount to which he or she was entitled before the dividend or distribution was made. If a shareholder elects to receive any dividends or distributions in cash, however, he or she will hold the original number of shares at the reduced Guaranteed Amount per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount to which such shareholder was entitled before the dividend or distribution was made.

Example.

Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each date on which a dividend or distribution is declared. Although the number of shares in your account increases, and the Guaranteed Amount per share decreases, your overall Guaranteed Amount does not change.

Using our example, assume it is now December 31, 200__ and the Fund declares a dividend of $0.15 per share. Also, assume that the net asset value is $11.25 per share at the end of the day on December 31, 200__.

To recalculate your Guaranteed Amount per share:

1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply shares by $0.15 per share to arrive at $____.
2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending net asset value per share on the day the dividend was declared. In our case, $ divided by $11.25 or shares.
3. Adjust your account for your additional shares. Add and to arrive at your new share balance of ____.
4. Determine your new Guaranteed Amount per share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $_____ by shares to arrive at the new Guaranteed Amount per share of $_____.
5.   Your Guaranteed Amount still equals $_____.


If you do not reinvest your dividends and distributions in additional shares of the Fund, such dividends and distributions will be treated as a redemption of the shares that would have otherwise been purchased through the proceeds of the dividend or distribution, and your Guaranteed Amount will be reduced.

Although shareholders can perform this calculation themselves, the Fund will recalculate the Guaranteed Amount per share whenever the Fund declares a dividend or makes a distribution. It is possible that the Fund's calculations may differ from a shareholder's calculations, for example, because of rounding or the number of decimal places used. In each case, the Fund's calculations will control.

Information from Gartmore Funds

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents--which may be obtained free of charge--contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o    Annual Report
o    Semiannual Report

To obtain a document free of charge, call 888-366-0404 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not make them available on its website.

Information from the Securities and Exchange Commission (SEC)

You can obtain copies of Fund documents from the SEC as follows:

In Person:
Public Reference Room in Washington, D.C. (For their hours of operation, call 202-942-8090.)

By Mail:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

On the EDGAR Database via the Internet:
www.sec.gov

By Electronic Request:
publicinfo@sec.gov



[GRAPHIC OMITTED]



Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428

                           The Trust's Investment Company Act File No.: 811-3213

Gartmore Variable Insurance Trust

Gartmore GVIT Asia Pacific Leaders Fund

Gartmore GVIT European Leaders Fund





PROSPECTUS

May 2, 2005

                                                               [GRAPHIC OMITTED]















As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.








                                                           www.gartmorefunds.com

Table of Contents



FUND SUMMARIES................................................................2


GARTMORE GVIT ASIA PACIFIC LEADERS FUND.......................................3
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses


GARTMORE GVIT EUROPEAN LEADERS FUND...........................................7
Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUNDS.........................................................10
Principal Investments and Techniques
Principal Risks
Temporary Investments
Selective Disclosure of Portfolio Holdings

MANAGEMENT...................................................................13
Investment Adviser
Subadviser
Portfolio Managers
Additional Information about the Portfolio Managers

BUYING AND SELLING FUND SHARES...............................................14
Who Can Buy Shares of the Fund
Purchase Price
Fair Valuation
Selling Shares
Restrictions on Sales
Excessive or Short-Term Trading
Monitoring of Trading Activity
Restrictions on Transactions
Short-Term Trading Fees
Distribution Plan
Revenue Sharing

DISTRIBUTIONS AND TAXES......................................................18
Dividends and Distributions
Tax Status

ADDITIONAL INFORMATION...............................................Back Cover

FUND SUMMARIES

This prospectus provides information about two funds of Gartmore Variable Insurance Trust: Gartmore GVIT Asia Pacific Leaders Fund and Gartmore GVIT European Leaders Fund (individually, a "Fund" and collectively, the "Funds"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the Fund Summaries to compare the Funds with other mutual funds. More detailed information about the risks and investment techniques of the Funds can be found in "More about the Funds", beginning on page 10. "You" and "your" refer to both direct shareholders and contract holders who invest in the Funds indirectly through their variable annuity contracts and/or variable life insurance policies (collectively, variable insurance contracts).

The Fund Summaries contain discussions of the principal risks of investing in the Funds. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUNDS

This prospectus is designed to help you make informed decisions about some of the investments available under your variable insurance contract. You'll find details about how your variable insurance contract works in its accompanying prospectus.

Each of the Funds has three different share classes--
Class I, Class II and Class III. The share classes have different expenses and are available for purchase by different types of investors. This prospectus provides information with respect to all three classes of the Funds.

These Funds had not commenced operations as of the date of this prospectus.

For more information about who may purchase the different share classes, see, "Who Can Buy Shares of the Funds" on page 14.

Fund Summary | Gartmore GVIT Asia Pacific Leaders Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.
--------------------------------------------------------------------------------
ASIA PACIFIC LEADERS

An Asia Pacific leader is defined as an Asian company with a strong and improving franchise that is well positioned to take advantage of growth opportunities in its industry. Asia Pacific leaders include companies Gartmore Global Partners, the Fund's subadviser, believes have winning multinational strategies within their industries and may be domiciled in any country in the Asia Pacific area, including: Japan, Australia, New Zealand, Malaysia, China/Hong Kong, Thailand, Indonesia, the Philippines, Hong Kong, Korea, Taiwan and Singapore.

The rationale for investing in Asia Pacific leaders arises from the increasing importance of companies in the Asia Pacific area to the global economy.

--------------------------------------------------------------------------------
Gartmore Global Asset Management Trust (GGAMT), the Fund's investment adviser, has chosen Gartmore Global Partners (GGP) as the subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies in the Asia Pacific area. GGP chooses securities of companies that it considers being "leaders." Specifically, GGP looks to identify those companies within industries with a strong and improving competitive advantage in key growth segments. The portfolio management team then identifies which of these companies it believes will have earnings growth greater than that expected by the stock markets in which the Fund's securities are traded.

The Fund aims to provide investors with the highest possible capital growth by investing in a portfolio of companies domiciled, operating or generating revenue in the Asia Pacific area. If the portfolio management team thinks that advantageous investment opportunities exist in securities of companies located in Asia Pacific area countries with emerging markets, the Fund may invest in those countries.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 50 companies.

The equity securities in which the Fund invests may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants and depositary receipts.

Because the Fund will invest in companies that demonstrate a potential for outstanding growth, it may invest in equity securities of companies of any market capitalization. Market capitalization means the number of shares of a company's stock outstanding times the price per share. Therefore, it may invest in both older, well-established companies and in small to mid-capitalization, emerging growth companies.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the Statement of Additional Information (SAI) for a discussion of these securities.

GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

o Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.

o GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, and delayed settlement. Foreign securities also may be less liquid and harder to value than U.S. securities. With respect to securities of companies in Asia Pacific area countries with emerging markets, the foreign securities risks are magnified since the markets in these countries tend to be less liquid, are subject to greater price volatility, have smaller market capitalizations, are subject to less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries.

MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

MID CAP/SMALL CAP RISK. To the extent the Fund invests in smaller, newer companies, these investments may be riskier than investments in larger, more established companies. The stocks of mid-size and smaller companies are usually less stable in price and less liquid than the stocks of larger companies.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, the increase or decrease in value of the Fund's holdings in a single issuer may have a greater impact on the Fund's net asset value and total return. Since the Fund normally uses a core portfolio of approximately 50 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More about the Funds" beginning on page 10.

PERFORMANCE

No performance information is provided because the Fund had not begun operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.

                                Class I Class II Class III
Shareholder Fees
  (paid directly from your
  investment) 1
---------------------------------------------------------
Short-Term Trading Fee
  (as a percentage of amount
  redeemed or exchanged) 2         None     None    1.00%
---------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
---------------------------------------------------------
Management Fees 3                 1.00%    1.00%    1.00%
---------------------------------------------------------
Distribution and/or Service
  (12b-1) Fees                     None    0.25%     None
---------------------------------------------------------
Other Expenses 4                  0.71%    0.71%    0.71%
                                  -----    -----    -----
---------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
  EXPENSES (BEFORE FEE
  WAIVERS/EXPENSE
  REIMBURSEMENTS)                 1.71%    1.96%    1.71%
---------------------------------------------------------
Amount of Fee Waivers/
  Expense Reimbursements)         0.00%    0.00%    0.00%
---------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
  EXPENSES (AFTER FEE
  WAIVERS/EXPENSE
  REIMBURSEMENTS) 5               1.71%    1.96%    1.71%
                                  =====    =====    =====


1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus.
2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fess" on page 15.
3 The Fund is expected to commence operations on or about ______, 200__. As a result, the management fee represents the fee which is payable to GGAMT, the Fund's investment adviser, under its contract with the Fund.
4 As a new fund, these are estimates for the current fiscal year ending December
  31, 2005. These estimates do not take into account the expense limitation agreement between the Fund and GGAMT.
5 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, administrative services fees, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.25% for Class I, Class II and Class III shares through May 1, 2006. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses noted below would be higher.

With respect to the Class III shares of the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses. As a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions the costs would be:


            1 YEAR      3 YEARS
            ------      -------
Class I       $174       $539
Class II      $199       $615
Class III     $174       $539

Fund Summary | Gartmore GVIT European Leaders Fund

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks long-term capital growth.
--------------------------------------------------------------------------------

EUROPEAN LEADERS

A European leader is defined as a European company with a strong and improving franchise that is well positioned to take advantage of growth opportunities in its industry.

The rationale for investing in European leaders is that the Fund's portfolio provides exposure to a region comparable to the United States and offers the opportunity to invest in European companies that are leaders in Europe generally and may also be leaders in their industrial segment globally.
--------------------------------------------------------------------------------

GGAMT, the Fund's investment adviser, has chosen GGP as the subadviser to manage the Fund's portfolio on a day-to-day basis. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of European companies. GGP chooses securities of companies that it considers being "leaders". Specifically, GGP looks to identify those companies within industries with a strong and improving competitive advantage in key growth segments. The portfolio manager then identifies which of these companies she believes have earnings growth potential greater than that expected by the stock markets in which the Fund's securities are traded.

The Fund aims to provide investors with the highest possible long-term capital growth by investing in a portfolio of companies domiciled, operating or generating revenue in European markets, including the United Kingdom.

Because the Fund is non-diversified, it may invest a significant portion of its assets in the securities of a single issuer, or a small number of issuers. The Fund will typically invest in securities issued by approximately 30 companies.

The equity securities in which the Fund invests may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible securities, warrants and depositary receipts.

The Fund may also invest in securities that are not part of its principal investment strategies as described above, but it will not hold more than 10% of its assets in any one type of these securities. See the SAI for a discussion of these securities.


GGP is a growth stock adviser and its investment philosophy rests on two fundamental principles:

o Growth investing can produce superior returns over the longer term, but consensus growth (or the market's expectations for earnings forecasts) tends to produce average returns. Therefore, GGP focuses on identifying companies that it believes will offer earnings growth that exceeds market expectations.

o GGP looks to sell companies where there is significant risk that earnings growth will not meet market expectations.

GGP expects that the Fund will have a portfolio turnover rate of 300% or more.

PRINCIPAL RISKS

Because the value of your investment in the Fund will fluctuate, there is a risk that you will lose money. Your investment will decline in value if the value of the Fund's investments decreases. The value of your shares will also be impacted in part by GGP's ability to assess economic conditions and investment opportunities.

STOCK MARKET RISK. Stock market risk is the risk that the Fund could lose value if the individual stocks in which the Fund has invested or the overall stock markets in which these stocks trade decline in value. Individual stocks and overall stock markets may experience short-term volatility (price fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by factors such as corporate earnings, production, management and sales. Individual stocks may also be affected by the demand for a particular type of stock, such as growth stocks or the stocks of companies with a particular market capitalization or within a particular industry. Stock markets are affected by numerous factors, including interest rates, the outlook for corporate profits, the health of the national and world economies, national and world social and political events, and the fluctuations of other stock markets around the world.

FOREIGN RISK. Investments in foreign securities involve special risks which are not associated with U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs and delayed settlement. Foreign securities may also be less liquid and harder to value than U.S. securities.


MARKET TRENDS RISK. Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. For instance, from time to time the stock market may not favor growth-oriented stocks. Rather, the market could favor value stocks or may not favor equity securities at all. Accordingly, since the Fund focuses on growth-style stocks, performance may at times be better or worse than the performance of stock funds that focus on other types of stocks, or that have a broader investment style.

NON-DIVERSIFIED FUND RISK. The Fund is non-diversified. In other words, it may hold larger positions in a smaller number of issuers than a diversified fund. As a result, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return. Since this Fund normally uses a core portfolio of approximately 30 stocks, this risk may be increased.

PORTFOLIO TURNOVER RISK. GGP may engage in active and frequent trading of all or part of the securities of the Fund. A higher portfolio turnover rate will result in higher transaction costs for the Fund and may increase the volatility of the Fund.

For more detailed information about the Fund's investments and risks, see "More about the Funds" beginning on page 10.

PERFORMANCE

No performance information is provided because the Fund did not begin operations as of the date of this prospectus.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Fund.



                                 Class I Class II Class III
Shareholder Fees
  (paid directly from your
  investment) 1
---------------------------------------------------------
Short-Term Trading Fee
  (as a percentage of amount
  redeemed or exchanged) 2         None     None    1.00%
---------------------------------------------------------
Annual Fund Operating Expenses
  (deducted from Fund assets)
---------------------------------------------------------
Management Fees 3                 1.00%    1.00%    1.00%
---------------------------------------------------------
Distribution and/or Service
  (12b-1) Fees                     None    0.25%     None
---------------------------------------------------------
Other Expenses 4                  0.75%    0.75%    0.75%
                                  -----    -----    -----
---------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
  EXPENSES (BEFORE FEE
  WAIVERS/EXPENSE
  REIMBURSEMENTS)                 1.75%    2.00%    1.75%
---------------------------------------------------------
Amount of Fee Waivers/
  Expense Reimbursements)         0.00%    0.00%    0.00%
---------------------------------------------------------
TOTAL ANNUAL FUND OPERATING
  EXPENSES (AFTER FEE
  WAIVERS/EXPENSE
  REIMBURSEMENTS) 5               1.75%    2.00%    1.75%
                                  =====    =====    =====


1 Variable insurance contracts impose sales charges and other expenses on variable insurance contract holders. Such sales charges and other expenses are described in the variable insurance contract's prospectus. will be imposed by variable insurance contracts.
2 A short-term trading fee of 1.00% of the amount of the Fund redeemed or exchanged will be charged for any Class III shares redeemed or exchanged within 60 days after the date they were acquired, except as described in "Buying and Selling Fund Shares--Short-Term Trading Fess" on page 15.
3 The Fund is expected to commence operations on or about ______, 200__. As a result, the management fee represents the fee which is payable to GGAMT, the Fund's adviser, under its contract with the Fund.
4 As a new fund, these are estimates for the current fiscal year ending December
  31, 2005. These expenses do not take into account the expense limitation agreement between the Fund and GGAMT.
5 GGAMT and the Fund have entered into a written contract limiting operating expenses (excluding taxes, interest, brokerage commissions, Rule 12b-1 fees, administrative services fees, short-sale dividend expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) from exceeding 1.25% for Class I, Class II and Class III shares through May 1, 2006. The Fund is authorized to reimburse GGAMT for management fees previously waived and/or for the cost of "Other Expenses" paid by GGAMT provided that any such reimbursement will not cause the Fund to exceed the expense limitations noted above. GGAMT may request and receive reimbursement of fees waived or limited and other reimbursements made by GGAMT at a later date not to exceed three years from the fiscal year in which the corresponding waiver or reimbursement to the Fund was made.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds. The example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses noted below would be higher.

With respect to the Class III shares of the Fund, the example does not include the effect of the short-term trading fee. If you sell your shares without holding them more than 60 days, a short-term trading fee will be applied in addition to the other Fund operating expenses. As a result, the expenses you will pay if you engage in short-term trading will be higher than if you hold your Class III shares for the entire period.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change and expense limitations through May 1, 2006. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


            1 YEAR      3 YEARS
            ------      -------
Class I       $178       $551
Class II      $203       $627
Class III     $178       $551

More about the Funds

PRINCIPAL INVESTMENTS AND TECHNIQUES

The Funds may use the following additional principal investments and techniques to increase returns, protect assets or diversify investments.

The SAI contains additional information about the Funds, including the Funds' other investment techniques. For information on how to obtain a copy of the SAI, see the back cover.

DEPOSITARY RECEIPTS. A Fund may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) (collectively, depositary receipts). Depositary receipts may not necessarily be denominated in the same currency as the underlying securities that they represent. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States, and therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are typically issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. GDRs, EDRs, and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or United States corporation. Depositary receipts which are not denominated in U.S. dollars will be subject to foreign currency exchange rate risks. Certain depositary receipts may not be listed on an exchange and therefore may be considered illiquid securities.

PREFERRED STOCK. Preferred stock is a type of equity security. Holders of preferred stocks normally have the right to receive dividends at a fixed rate but do not participate in other amounts available for distribution by the issuer. Dividends on preferred stock may be cumulative, and cumulative dividends must be paid before common stock shareholders receive any dividends. Because preferred stock dividends usually must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stock may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. A Fund may invest in convertible securities--also known as convertibles--including bonds, debentures, notes, preferred stocks, and other securities. Convertibles are hybrid securities that have characteristics of both bonds and stocks. Like bonds, most convertibles pay interest. Because they can be converted into common stock within a set period of time, at a specified price or formula, convertibles also offer the chance for capital appreciation, like common stocks.

Convertibles tend to be more stable in price than the underlying common stock, although price changes in the underlying common stock can affect the convertible's market value. For example, as an underlying common stock loses value, convertibles present less opportunity for capital appreciation, and may also lose value. Convertibles, however, may sustain their value better than common stock because they pay income, which tends to be higher than common stock dividend yields.

Because of this fixed-income feature, convertibles may compete with bonds as a good source of dependable income. Therefore, if interest rates increase and "newer," better-paying bonds become more attractive, the value of convertibles may decrease. Conversely, if interest rates decline, convertibles could increase in value.

Convertibles tend to be more secure than common stock (companies generally must pay holders of convertibles before they pay holders of common stock), but they typically are less secure than similar non-convertible securities such as bonds (bondholders generally must be paid before holders of convertibles and common stock). Because convertibles usually are subordinate to bonds in terms of payment priority, convertibles typically are rated below investment grade by a nationally recognized rating agency, or they are not rated at all.

DERIVATIVES. A derivative is a contract whose value is based on the performance of an underlying financial asset, index or other investment. For example, a stock option is a derivative because its value changes in relation to the performance of the underlying stock. The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of the underlying commodity or security. Derivatives are available based on the performance of assets, interest rates, currency exchange rates and various domestic and foreign indexes. Derivatives afford leverage and can also be used in hedging portfolios.

WARRANTS. A warrant is a security that gives the holder of the warrant the right to buy common stock at a specified price for a specified period of time. Warrants are considered speculative and have no value if they are not exercised before their expiration date.

PRINCIPAL RISKS

SMALL CAP RISK (Gartmore GVIT Asia Pacific Leaders Fund). Generally, investments in smaller companies involve greater risks, including risk of loss of some or all of the investment, than investments in larger and more established companies. The securities of small cap companies historically have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of small companies, the lower degree of liquidity in the markets for such securities, the greater impact caused by changes in investor perception of value, and the greater sensitivity of small cap companies to changing economic conditions. Certain small cap companies in which the Fund invests may be in the technology-related and biotechnology industries. Small cap companies in these industries may be subject to more abrupt or erratic price movements than small cap stocks in other industries. In addition, small cap companies may:

o    lack depth of management
o    lack a proven track record
o    be unable to generate funds necessary for growth or development
o be developing or marketing new products or services for which markets are not yet established and may never become established
o    market products or services which may become quickly obsolete

Therefore, while small cap companies may offer greater opportunities for capital growth than larger, more established companies, they also involve greater risks and should be considered speculative.

FOREIGN RISK. Investments in foreign securities involve special risks not presented by U.S. investments. These special risks can increase the chances that a Fund will lose money.

o Country--General securities market movements in any country in which the Funds have investments, are likely to affect the value of the Fund's securities that trade in the country. These movements will affect a Fund's share price and a Fund's performance. The political, economic and social structures of some countries in which a Fund invests may be less stable and more volatile than those in the United States. The risks of investing in these countries include the possibility of the imposition of exchange controls, currency devaluation, foreign ownership limitations, expropriation, restrictions on removal of currency or other assets, nationalization of assets, punitive taxes and certain custody and settlement risks.

o Foreign Markets--Because there are generally fewer investors in foreign markets and a smaller number of securities traded each day, it may be difficult for the Funds to buy and sell certain securities. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States. Also, brokerage commissions and other costs of buying and selling securities often are higher in foreign countries than they are in the United States. These factors can reduce the amount the Funds can earn on their investments.

o Governmental Supervision and Regulation/Accounting Standards--Foreign companies are not subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. The Funds may have greater difficulty voting proxies, exercising shareholder rights, pursuing legal remedies and obtaining judgments with respect to foreign investments in foreign courts than with respect to U.S. companies in U.S. courts. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for a Fund's portfolio managers to completely and accurately determine a company's financial condition.

o Currency--Some of a Fund's investments may be denominated in foreign currencies. Changes in foreign currency exchange rates will affect the value of what a Fund owns and a Fund's share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of currency by a country's government or banking authority also has a significant impact on the value of any securities denominated in that currency. In addition, if the currency in which a Fund receives dividends, interest or other payments declines in value against the U.S. dollar before such income is distributed as dividends to shareholders or converted to U.S. dollars, a Fund may have to sell portfolio securities to obtain sufficient cash to pay such dividends.

TEMPORARY DEFENSIVE POSITIONS

In response to economic, political or unusual market conditions, each Fund may hold up to 100% of its assets in cash or money market obligations. Should this occur, a Fund may not meet its investment objectives and may miss potential market upswings.

SELECTIVE DISCLOSURE OF PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures regarding the release of portfolio holdings information is also available in the Funds' Statement of Additional Information (SAI).

Management

INVESTMENT ADVISER

Gartmore Global Asset Management Trust (GGAMT), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of each of the Funds. GGAMT was organized in July 2000, and advises mutual funds and other institutional accounts.

The Adviser is part of the Gartmore Group, the asset management arm of Nationwide Mutual Insurance Company. Gartmore Group represents a unified global marketing and investment platform featuring 10 affiliated investment advisers. Collectively, these affiliates (located in the United States, the United Kingdom and Japan) had over $80.2 billion in net assets under management as of December 31, 2004.

Each Fund pays GGAMT an annual management fee, as set forth below, which is based on the Fund's average daily net assets.

FUND                                             FEE
----                                             ---
Gartmore GVIT Asia Pacific Leaders Fund         1.00%
Gartmore GVIT European Leaders Fund             1.00%

SUBADVISER

Gartmore Global Partners (GGP), 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428 is the subadviser to the Asia Pacific Leaders and European Leaders Funds. GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser. Subject to the supervision of GGAMT and the Trustees, GGP manages each Fund's assets in accordance with the Fund's investment objective and strategies. GGP makes investment decisions for each Fund and, in connection with such investment decisions, places purchase and sell orders for securities.

Out of its management fee, GGAMT pays GGP an annual subadvisory fee, based on the Funds' average daily net assets, as follows:

FUND                                             FEE
----                                             ---
Gartmore GVIT Asia Pacific Leaders Fund         0.50%
Gartmore GVIT European Leaders Fund             0.50%


GGP takes a team approach to portfolio construction, allowing investors to benefit from the skills of all the members of the team, not just one investment manager. The following describes the persons primarily responsible for day-to-day management of each Fund.

PORTFOLIO MANAGEMENT TEAM--GARTMORE GVIT ASIA PACIFIC LEADERS FUND

Specialists from the Japanese Equities and the Pacific and Emerging Markets teams will be responsible for the portfolio management for the Gartmore GVIT Asia Pacific Leaders Fund. In that capacity they are responsible for the day to day management of the Fund, including the selection of the Fund's investments.

PORTFOLIO MANAGER--
GARTMORE GVIT EUROPEAN LEADERS FUND

Ann Steele, part of the European Equity team, is the portfolio manager for the Gartmore GVIT European Leaders Fund. In that capacity, she is primarily responsible for the day-to-day management of the Fund.

Ms. Steele joined GGP as an investment manager on the European Equity Team in 1993. She has specific responsibility for the German and United Kingdom markets.

ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund(s) managed by the portfolio manager, if any.

Buying and Selling Fund Shares

WHO CAN BUY SHARES OF THE FUNDS

Class I and Class III shares of the Funds are sold to separate accounts of Nationwide Life Insurance Company and its affiliate life insurance companies (collectively, "Nationwide"), to fund benefits payable under variable insurance contracts. Class III shares are subject to a short-term trading fee as described below. Class II shares of the Funds may be sold to other insurance companies that are not affiliated with Nationwide or the Funds and to certain Nationwide separate accounts if Nationwide or its affiliates provide additional services necessary for it to receive 12b-1 fees. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. A Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with Nationwide to determine if a Fund is available under your variable insurance contract. This prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

The Funds currently do not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Funds may offer their shares to the separate accounts of various insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may arise (such as those arising from tax or other differences), and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in one or more Funds and shares of another fund may be substituted. This might force a Fund to sell its securities at disadvantageous prices.

The distributor for the Funds is Gartmore Distribution Services, Inc.

PURCHASE PRICE

The purchase price of each share of a Fund is its net asset value ("NAV") next determined after the order is received. No sales charge is imposed on the purchase of a Fund's shares. Generally, the NAV is based on the market value of the securities owned by the Fund, less its liabilities. The NAV for a class is determined by dividing the total market value of the securities owned by a Fund allocable to such class, less its liabilities allocable to that class, by the total number of that class' outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Funds do not calculate NAV on the following days:

o    New Year's Day
o    Martin Luther King, Jr. Day
o    Presidents' Day
o    Good Friday
o    Memorial Day
o    Independence Day
o    Labor Day
o    Thanksgiving Day
o    Christmas Day
o    Other days when the New York Stock Exchange is closed.

To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when you will not be able to purchase or redeem a Fund's shares.

FAIR VALUATION

In determining NAV, the Fund's assets are valued primarily on the basis of market quotations. However, the Board of Trustees has adopted procedures for making "fair value" determinations if market quotations are not readily available or if the Fund's administrator or agent believes a market price does not represent fair value. Fair value determinations are required for securities whose value is affected by a "significant" event that materially affects the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund's NAV.

The Fund's foreign equity securities holdings will also be valued at fair value in the circumstances described below. Generally, trading in foreign securities markets are completed each day at various times prior to the time that a Fund's NAV is calculated. Due to the time differences between the closings of the relevant foreign securities exchanges and the time that the Fund's NAV is calculated, the Fund will fair value its foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. The Fund will use fair value pricing in an attempt to take into account how certain events may impact the last closing price for a particular security that is traded in a foreign market after that foreign market has closed. This will be based on how such events are perceived (positive, negative or neither) in U.S. markets. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair value pricing of securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund. When a Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

By fair valuing a security whose price may have been affected by events occurring after the close of trading in its respective market or by news after the last market pricing of the security, the Funds attempt to establish a price that they might reasonably expect to receive upon the current sale of that security. These procedures are intended to help ensure that the prices at which the Fund shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders.

SELLING SHARES

You can sell--also known as redeeming--at any time, subject to certain restrictions described below. The redemption price will be the NAV per share next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of a Fund's investments at the time of sale.

Because variable insurance contracts may have different provisions with respect to the timing and method of redemptions, variable insurance contract owners should contact their insurance company directly for details concerning the transaction.

RESTRICTIONS ON SALES

Shares of a Fund may not be redeemed or a Fund may delay paying you the proceeds from a sale when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or if an emergency exists as determined by the Securities and Exchange Commission.

EXCESSIVE OR SHORT-TERM TRADING

The Funds seek to discourage short-term or excessive trading (often described as "market timing"). Excessive trading (either frequent exchanges between Funds or sales and repurchases of Funds within a short time period) may:

o  disrupt portfolio management strategies,
o  increase brokerage and other transaction costs, and
o negatively impact fund performance for all variable insurance contract owners indirectly investing in a Fund.

A Fund may be more or less affected by short-term trading in Fund shares, depending on various factors such as the size of the Fund, the amount of assets the Fund typically maintains in cash or cash equivalents, the dollar amount, number, and frequency of trades in Fund shares and other factors. Funds that invest in foreign securities may be at greater risk for excessive trading. Investors may attempt to take advantage of anticipated price movements in securities held by the Funds based on events occurring after the close of a foreign market that may not be reflected in the Fund's NAV (referred to as "arbitrage market timing"). Arbitrage market timing may also be attempted in funds that hold significant investments in small cap securities, high-yield
(junk) bonds and other types of investments that may not be frequently traded. There is the possibility that arbitrage market timing, under certain circumstances, may dilute the value of Fund shares if redeeming shareholders receive proceeds (and buying shareholders receive shares) based on net asset values that do not reflect appropriate fair value prices. The Board of Trustees has adopted and implemented policies and procedures to detect, discourage and prevent excessive short-term trading in all Classes of the Funds and does not accommodate such excessive short-term trading. In addition, Class III shares of the Funds were established specifically for use with newer variable insurance contracts where state law may prohibit the application of new fees to already existing contracts. These procedures are described below.

MONITORING OF TRADING ACTIVITY

It is difficult for the Funds to monitor short-term trading because the insurance companies that issue variable contracts that invest in the Funds typically aggregate the trades of all of their respective contract holders into a single purchase, sale or exchange transaction. Additionally, most insurance companies combine all of their contract holders' investments into a single omnibus account in each Fund. Therefore, the Fund typically cannot identify, and thus cannot successfully prevent, short-term trading by an individual contract holder within that aggregated trade or ominous account but must rely instead on the insurance company to monitor its individual contract holder trades to identify individual short-term traders.

Each Fund does, however, monitor significant cash flows into and out of the Fund and, when unusual cash flows are identified, will request that the applicable insurance company investigate the activity, inform the Fund whether or not short-term trading by an individual contract holder is occurring and take steps to prevent future short-term trades by such contract holder.

With respect to the Nationwide variable insurance contracts which offer the Funds, Nationwide monitors redemption and repurchase activity, and as a general matter, Nationwide currently limits the number and frequency of trades as set forth in your Nationwide prospectus. Other insurance companies may employ different policies.

RESTRICTIONS ON TRANSACTIONS

As described above, each insurance company has its own policies and restrictions on short-term trading. Additionally, the term and restrictions on short-term trading may vary from one variable insurance contract to another even among those contracts issued by the same insurance company. Therefore, contract holders should consult your own variable insurance contract for the specific short-term trading periods and restrictions.

Whenever a Fund is able to identify short-term trades and or traders, such Fund has broad authority to take discretionary action against market timers and against particular trades. As described above, however, the Fund typically requires the assistance of the insurance company to identify such short-term trades and traders. In the event the Fund cannot identify and prevent such trades, these may result in increased costs to all Fund shareholders as described below. When identified, the Fund has sole discretion to:

o Restrict purchases or exchanges that they or their agents believe constitute excessive trading.
o Reject transactions that violate a Fund's excessive trading policies or its exchange limits.


SHORT-TERM TRADING FEES

Because of the potential costs to a Fund from short-term trading, those Funds that offer Class III and Class VI shares have adopted short-term trading fees in an effort to minimize, as fully as possible, the impact short-term trading in those share classes may have on the costs that affect all classes of shares and shareholders in the Funds. Class III and Class VI shares were created with short-term trading fees specifically for use with newer variable insurance contracts where state law may have prevented the application of new fees to variable insurance contracts that had already been issued. Accordingly, the funds will assess a short-term trading fee on certain transactions out of Class III and Class VI shares that a separate account makes on behalf of a variable insurance contract owner unless an exception applies as enumerated below. A separate account that redeems Class III or Class VI shares on behalf of a variable insurance contract owner will be subject to a short-term trading fee equal to 1.00% of the redemption amount if the separate account held the Class III or Class VI shares for 60 days or less. For this purpose, if Class III or Class VI shares were purchased on separate days, the shares held on behalf of the variable insurance contract owner the longest will be treated as being redeemed first and the class III or Class VI shares held on behalf of the variable insurance contract owner the shortest as being redeemed last.

The short-term trading fees are deducted from the proceeds of the sale of the affected Fund shares. Short-term trading fees are paid directly to a Fund, and are intended to offset the cost to that Fund and its other contract owners of the excess brokerage commissions and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term trading in Class III and Class VI shares. There is no guarantee that these fees will completely offset the costs associated with short-term trading. In addition, to the extent that short-term trading in the fund occurs in a variable insurance contract that offers one of the classes of shares without a redemption fee, all contract owners in the Fund may be negatively impacted by such short-term trading and its related costs.

This short-term trading fee will not apply to redemptions made by a separate account on behalf of a variable insurance contract owner that are not defined by the Fund as "short-term trading." These exceptions include, but are not limited to, the redemptions made by the separate account for the following variable insurance owner transactions:

o Scheduled and systematic redemptions, including asset rebalancing and dollar-cost averaging;
o Variable insurance contract withdrawals or loans, including required minimum distributions; and
o Redemptions due to the movement of funds at annuitization of a variable insurance contract or resulting from the death of a variable insurance contract owner

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits a Fund to compensate the distributor for expenses associated with distributing and selling Class II shares of each Fund and providing shareholder services. Under that Distribution Plan, each Fund pays its distributor from its Class II shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the Funds' Class II shares' average daily net assets.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase over time and may cost you more than paying other types of sales charges.

REVENUE SHARING

GDSI, GMF and/or their respective affiliates (collectively "Gartmore") may make payments for marketing, promotional or related services provided by:

o insurance companies that offer sub-accounts in the Funds as underlying investment options in variable insurance contracts, or
o broker-dealers and other financial intermediaries that sell variable insurance contracts that include such investment options.

These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the insurance company, broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the placing of some or all of the Funds on a recommended or preferred list, access to an intermediary's personnel and other factors. Revenue sharing payments are paid from Gartmore's own legitimate profits and other of its own resources (not from the Funds) and may be in addition to any Rule 12b-1 payments that are paid. The Board of Trustees of the Funds monitors these revenue sharing arrangements as well as the payment of advisory fees paid by the Funds to their respective advisers to ensure that the level of such advisory fees do not involve the indirect use of the Funds' assets to pay for marketing, promotional or related services. Because revenue sharing payments are paid by Gartmore, and not from the Funds' assets, the amount of any revenue sharing payments is determined by Gartmore.

In addition to the revenue sharing payments described above, Gartmore may offer other incentives to sell variable insurance contract sub-accounts in the form of sponsorship of educational or other client seminars relating to current products and issues, assistance in training or educating an intermediary's personnel, and/or entertainment or meals. These payments may also include, at the direction of a retirement plan's named fiduciary, amounts to a retirement plan intermediary to offset certain plan expenses or otherwise for the benefit of plan participants and beneficiaries.


The recipients of such incentives may include:

o    GDSI and other affiliates of GMF,

o broker-dealers and other financial intermediaries that sell such variable insurance contracts, or

o insurance companies that include shares of the Funds as underlying sub-account options.

Payments may be based on current or past sales of sub-accounts investing in shares of the Funds, current or historical assets, or a flat fee for specific services provided. In some circumstances, such payments may create an incentive for an insurance company or intermediary, or their employees or associated persons, to:

o recommend a particular variable insurance contract or specific sub-accounts representing shares of a Fund to you instead of recommending options offered by competing sub-account providers or insurance companies, or
o sell shares of a Fund to you instead of shares of funds offered by competing fund families.

Contact your financial intermediary for details about revenue sharing payments.

Notwithstanding the revenue sharing payments described above, all investment advisers and subadvisers to the Trust are prohibited from considering a broker-dealer's sale of any of the Trust's shares, or the inclusion of the Trust's shares in an insurance contract provided by an insurance affiliate of the broker-dealer, in selecting such broker-dealer for the execution of Fund portfolio transactions, except as may be specifically permitted by law. Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally may have assisted these customers in the purchase of variable insurance contracts that feature sub-accounts in the funds' shares issued by insurance companies, including Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company, affiliates of Gartmore, although neither such assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the investment adviser's selection of such broker-dealer for portfolio transaction execution.

The insurance company that provides your contract may also make similar revenue sharing payments to broker-dealers and other financial intermediaries in order to promote the sale of such insurance contracts. Contact your insurance provider and/or financial intermediary for details about revenue sharing payments it may pay or receive.

Distributions and Taxes

DIVIDENDS AND DISTRIBUTIONS

Substantially all of a Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by a Fund from the sale of its portfolio securities will be declared and paid to shareholders annually.


TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59_ may be subject to a 10% penalty tax. Investors should ask their own tax advisers for more information on their own tax situation, including possible state or local taxes.

Please refer to the SAI for more information regarding the tax treatment of the Funds.

INFORMATION FROM GARTMORE FUNDS

Please read this prospectus before you invest, and keep it with your records. This prospectus is intended for use in connection with variable insurance contracts. The following documents--which may be obtained free of charge--contain additional information about the Fund:

o Statement of Additional Information (incorporated by reference into this prospectus)
o    Annual Report
o    Semiannual Report

To obtain a document free of charge, call 888-366-0404 or contact your variable insurance provider. Because these documents are intended for use in connection with variable insurance contracts, Gartmore Funds does not post them on its website.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:
Public Reference Room in Washington, D.C. (For their hours of operation, call 202-942-8090.)

BY MAIL:
Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:
www.sec.gov

BY ELECTRONIC REQUEST:
publicinfo@sec.gov



[GRAPHIC OMITTED]



Gartmore Funds
1200 River Road, Suite 1000
Conshohocken, PA 19428

                           The Trust's Investment Company Act File No.: 811-3213

              THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 2, 2005

                        GARTMORE VARIABLE INSURANCE TRUST

VAN KAMPEN GVIT COMSTOCK VALUE FUND
DREYFUS GVIT INTERNATIONAL VALUE FUND
DREYFUS GVIT MID CAP INDEX FUND
FEDERATED GVIT HIGH INCOME BOND FUND
GARTMORE GVIT ASIA PACIFIC LEADERS FUND
GARTMORE GVIT DEVELOPING MARKETS FUND
GARTMORE GVIT EMERGING MARKETS FUND
GARTMORE GVIT EUROPEAN LEADERS FUND
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND
GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND
GARTMORE GVIT GLOBAL SMALL COMPANIES FUND
GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND
GARTMORE GVIT GLOBAL UTILITIES FUND
GARTMORE GVIT GOVERNMENT BOND FUND
GARTMORE GVIT GROWTH FUND
GARTMORE GVIT INTERNATIONAL GROWTH FUND
GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND
GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
GARTMORE GVIT MID CAP GROWTH FUND GARTMORE GVIT MONEY MARKET FUND
GARTMORE GVIT MONEY MARKET FUND
II GARTMORE GVIT NATIONWIDE FUND
GARTMORE GVIT NATIONWIDE LEADERS FUND
GARTMORE GVIT OTC FUND
GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND
GARTMORE GVIT U.S. GROWTH LEADERS FUND
GARTMORE GVIT WORLDWIDE LEADERS FUND
GVIT EQUITY 500 INDEX FUND GVIT SMALL COMPANY FUND
GVIT SMALL CAP GROWTH FUND
GVIT SMALL CAP VALUE FUND
J.P. MORGAN GVIT BALANCED FUND
VAN KAMPEN GVIT MULTI SECTOR BOND FUND

     Gartmore Variable Insurance Trust (the "Trust"), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 36 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

     This Statement of Additional Information is not a prospectus but this Statement of Additional Information is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

     - Van Kampen GVIT Comstock Value Fund, Dreyfus GVIT International Value Fund, Dreyfus GVIT Mid Cap Index Fund, Federated GVIT High Income Bond Fund, GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund, and Van Kampen GVIT Multi Sector Bond Fund dated May 2, 2005.

     -    Dreyfus GVIT Mid Cap Index Fund (Class II) dated May 2, 2005.

     - GVIT Small Cap Value Fund, GVIT Small Company Fund and GVIT Small Cap Growth Fund dated May 2, 2005.

     - Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund and Gartmore GVIT Mid Cap Growth Fund dated May 2, 2005.

     - Gartmore GVIT Government Bond Fund and Gartmore GVIT Money Market Fund dated May 2, 2005.

     - Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Technology and Communications Fund and Gartmore GVIT Global Utilities Fund dated May 2, 2005.

     - Gartmore GVIT Emerging Markets Fund and Gartmore GVIT International Growth Fund dated May 2, 2005.

     - Gartmore GVIT Global Small Companies Fund and Gartmore GVIT OTC Fund dated May 2, 2005.

     -    Gartmore GVIT Nationwide Principal Protected Fund dated May 2, 2005.

     - Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund and Gartmore GVIT Worldwide Leaders Fund, dated May 2, 2005.

     - Gartmore GVIT Asia Pacific Leaders Fund and Gartmore GVIT European Leaders Fund dated May 2, 2005.

     - Gartmore GVIT Investor Destinations Aggressive Fund, Gartmore GVIT Investor Destinations Moderately Aggressive Fund, Gartmore GVIT Investor Destinations Moderate Fund, Gartmore GVIT Investor Destinations Moderately Conservative Fund and Gartmore GVIT Investor Destinations Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated May 2, 2005.

     -    Gartmore GVIT Money Market Fund II dated May 2, 2005.

     -    Gartmore GVIT Developing Markets Fund dated May 2, 2005.

     Shares of the Gartmore GVIT Nationwide Principal Protected, Gartmore GVIT European Leaders, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT OTC and Gartmore GVIT Global Small Companies Funds are not currently being offered to investors.

     Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Gartmore Funds, P.O. Box 182205, Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.


TABLE OF CONTENTS                                                                                                           PAGE
                                                                                                                          ------
General Information and History........................................................................................        1
Additional Information on Portfolio Instruments and Investment Policies................................................        2
Description of Portfolio Instruments and Investment Policies...........................................................       21
Investment Restrictions................................................................................................       55
Major Shareholders.....................................................................................................       60
Trustees and Officers of the Trust.....................................................................................       75
Investment Advisory and Other Services.................................................................................       83
Brokerage Allocations..................................................................................................      103
Purchases, Redemptions and Pricing of Shares...........................................................................      110
Performance Advertising................................................................................................      112
Additional Information.................................................................................................      114
Tax Status.............................................................................................................      116
Other Tax Consequences.................................................................................................      116
Tax Consequences to Shareholders.......................................................................................      116
Financial Statements...................................................................................................      117
Appendix A - Debt Ratings..............................................................................................      A-1
Appendix B - Proxy Voting Guidelines Summaries.........................................................................      B-1
Appendix C - Portfolio Managers........................................................................................      C-1

GENERAL INFORMATION AND HISTORY

     Gartmore Variable Insurance Trust, formerly Nationwide Separate Account Trust, is an open-end investment company organized under the laws of Delaware by an Amended and Restated Agreement and Declaration of Trust, dated October 28, 2004, as amended to date. The Trust, originally organized under the laws of Massachusetts by a Declaration of Trust dated June 30, 1981, as subsequently amended, redomesticated as a Delaware statutory trust after the close of trading on April 29, 2005. The Trust currently offers shares in 36 separate series, each with its own investment objective.

     On April 28, 2003, the All Pro Broad Equity, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value, Balanced, Bond, Equity 500 Index, International, Mid Cap Growth, and Money Market Portfolios, eight series portfolios of Market Street Fund, reorganized with and into the Gartmore GVIT Total Return, Gartmore GVIT Growth, Van Kampen Comstock GVIT Value, GVIT Small Company, GVIT Small Cap Value, J.P. Morgan GVIT Balanced, GVIT Gartmore Government Bond, GVIT Equity 500 Index, Dreyfus GVIT International Value, Gartmore GVIT Mid Cap Growth and Gartmore GVIT Money Market Funds, respectively.

     On June 23, 2003, the Montgomery Variable Series: Emerging Markets Fund, a series portfolio of The Montgomery Funds III, reorganized with and into the Gartmore GVIT Developing Markets Fund.

     On April 23, 2004, the Nationwide GVIT Strategic Value Fund and the Turner GVIT Growth Focus Fund were liquidated.

     The following Funds are diversified funds as defined in the Investment Company Act of 1940, as amended (the "1940 Act"):




     Van Kampen GVIT Comstock Value Fund,
     Dreyfus GVIT International Value Fund,
     Dreyfus GVIT Mid Cap Index Fund,
     Federated GVIT High Income Bond Fund,
     Gartmore GVIT Developing Markets Fund,
     Gartmore GVIT Emerging Markets Fund,
     Gartmore GVIT Global Small Companies Fund,
     Gartmore GVIT Government Bond Fund,
     Gartmore GVIT Growth Fund,
     Gartmore GVIT International Growth Fund,
     Gartmore GVIT Mid Cap Growth Fund,
     Gartmore GVIT Money Market Fund,
     Gartmore GVIT Money Market Fund II,
     Gartmore GVIT Nationwide Fund,
     Gartmore GVIT Nationwide Principal Protected Fund,
     Gartmore GVIT OTC Fund,
     GVIT Small Cap Growth Fund,
     GVIT Small Cap Value Fund,
     GVIT Small Company Fund,
     J.P. Morgan GVIT Balanced Fund, and
     Van Kampen GVIT Multi Sector Bond Fund.


     The following Funds are not diversified funds as defined in the 1940 Act:

     Gartmore GVIT Asia Pacific Leaders Fund,
     Gartmore GVIT European Leaders Fund,
     Gartmore GVIT Global Financial Services Fund,
     Gartmore GVIT Global Health Sciences Fund,
     Gartmore GVIT Global Technology and Communications Fund,
     Gartmore GVIT Global Utilities Fund,
     Gartmore GVIT Nationwide Leaders Fund,

     Gartmore GVIT U.S. Growth Leaders Fund,
     Gartmore GVIT Worldwide Leaders Fund,
     GVIT  Equity 500 Index  Fund,  and each of the GVIT  Investor  Destinations
     Funds.


ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES-
ALL FUNDS


The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information ("SAI") contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

     With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which such Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each GVIT Investor Destinations Fund, including their respective Underlying Funds.




                                                                           DREYFUS
                                                                             GVIT
                                             GARTMORE     GARTMORE GVIT    MID CAP   GVIT SMALL   GVIT SMALL
      TYPE OF INVESTMENT OR TECHNIQUE       GVIT GROWTH   MID CAP GROWTH     INDEX    COMPANY     CAP GROWTH
-----------------------------------------   -----------   --------------   -------   ----------   ----------
U.S. common stocks                               Y              Y             Y          Y            Y
Preferred stocks                                 Y              Y             Y          Y            Y
Small company stocks                             Y              Y             Y          Y            Y
Special situation companies                      Y              Y             Y          Y            Y
Illiquid securities                              Y              Y             Y          Y            Y
Restricted securities                            Y              Y             Y          Y            Y
When-issued / delayed-delivery securities        Y              Y             Y          Y            Y
Limited liability companies                                                              Y
Investment companies                             Y              Y             Y          Y            Y
Real estate securities                                          Y             Y          Y            Y
Securities of foreign issuers                    Y              Y             Y          Y            Y
Depositary receipts                              Y              Y             Y          Y            Y
Securities from developing
   countries/emerging markets                                                            Y            Y
Convertible securities                           Y              Y             Y          Y            Y
Long-term debt                                                                Y          Y            Y
Long-term debt when originally issued but
   with less than 397 days remaining to
   maturity                                      Y                            Y          Y            Y
Short-term debt                                  Y              Y             Y          Y            Y
Floating and variable rate securities            Y              Y             Y          Y            Y
Zero coupon securities                                          Y             Y          Y            Y
Step-coupon securities
Pay-in-kind bonds                                                             Y                       Y
Deferred payment securities                                                   Y                       Y
Brady bonds
Non-investment grade debt                                                     Y          Y            Y
Loan participations and assignments              Y              Y             Y          Y            Y
Sovereign debt (foreign) (denominated in
U.S. $)                                                                                  Y
Foreign commercial paper(denominated in          Y                                       Y

U.S. $)
Duration
U.S. Government securities                       Y              Y             Y          Y            Y
Money market instruments                         Y              Y             Y          Y            Y
Mortgage-backed securities                                                    Y

                                                                                         VAN
                                                                                        KAMPEN
                                                              GVIT     GARTMORE GVIT    GVIT      GARTMORE
                                                              SMALL      WORLDWIDE     COMSTOCK     GVIT
         TYPE OF INVESTMENT OR TECHNIQUE                    CAP VALUE     LEADERS        VALUE   NATIONWIDE
---------------------------------------------------------   ---------   -------------   ------   --------
U.S. common stocks                                              Y            Y             Y        Y
Preferred stocks                                                Y            Y             Y        Y
Small company stocks                                            Y            Y             Y        Y
Special situation companies                                     Y            Y             Y        Y
Illiquid securities                                             Y            Y             Y        Y
Restricted securities                                           Y            Y             Y        Y
When-issued / delayed-delivery securities                       Y            Y             Y        Y
Limited liability companies                                                                Y
Investment companies                                            Y            Y             Y        Y
Real estate securities                                          Y            Y             Y        Y
Securities of foreign issuers                                   Y            Y             Y        Y
Depositary receipts                                             Y            Y             Y        Y
Securities from developing countries/emerging markets                        Y             Y
Convertible securities                                          Y            Y             Y        Y
Long-term debt                                                  Y                          Y
Long-term debt when originally issued but with less than
   397 days remaining to maturity                               Y                          Y
Short-term debt                                                 Y            Y             Y        Y
Floating and variable rate securities                           Y            Y             Y        Y
Zero coupon securities                                                                     Y        Y
Step-coupon securities                                                                     Y
Pay-in-kind bonds                                                                          Y
Deferred payment securities                                                                Y
Brady bonds
Non-investment grade debt                                                                  Y
Loan participations and assignments                             Y            Y             Y        Y
Sovereign debt (foreign) (denominated in U.S. $)                                           Y
Foreign commercial paper(denominated in U.S. $)                              Y             Y
Duration                                                                     Y                      Y
U.S. Government securities                                      Y            Y             Y        Y
Money market instruments                                        Y            Y             Y        Y
Mortgage-backed securities


                                                                                      VAN KAMPEN
                                                                   GARTMORE GVIT         GVIT       FEDERATED GVIT
                                                    J.P. MORGAN     GOVERNMENT       MULTI SECTOR    HIGH INCOME
TYPE OF INVESTMENT OR TECHNIQUE                    GVIT BALANCED       BOND              BOND           BOND
-------------------------------                    -------------   -------------     ------------   --------------
 U.S. common stocks                                      Y                                                 Y
 Preferred stocks                                        Y                                                 Y
 Small company stocks                                                                                      Y
 Special situation companies                                                                               Y
 Illiquid securities                                     Y               Y                 Y               Y
 Restricted securities                                   Y               Y                 Y               Y
 When-issued / delayed-delivery securities               Y               Y                 Y               Y
 Limited liability companies                                                                               Y
 Investment companies                                    Y               Y                 Y               Y
 Real estate securities                                  Y                                 Y               Y
 Securities of foreign issuers                           Y               Y                 Y               Y
 Depositary receipts                                     Y                                 Y               Y
 Securities from developing countries/emerging
    markets                                              Y                                 Y               Y
 Convertible securities                                  Y               Y                 Y               Y
 Long-term debt                                          Y               Y                 Y               Y
 Long-term debt when originally issued but with
    less  than 397 days remaining to maturity            Y               Y                 Y               Y
 Short-term debt                                         Y               Y                 Y               Y
 Floating and variable rate securities                   Y               Y                 Y               Y
 Zero coupon securities                                  Y               Y                 Y               Y
 Step-coupon securities                                                                    Y               Y
 Pay-in-kind bonds                                       Y                                 Y               Y
 Deferred payment securities                             Y                                 Y               Y
 Brady bonds                                             Y                                 Y
 Non-investment grade debt                               Y                                 Y               Y
 Loan participations and assignments                     Y               Y                 Y               Y
 Sovereign debt (foreign) (denominated in U.S. $)        Y               Y                 Y               Y
 Foreign commercial paper(denominated in U.S. $)         Y                                 Y               Y
 Duration                                                                Y                 Y               Y
 U.S. Government securities                              Y               Y                 Y               Y
 Money market instruments                                Y               Y                 Y               Y
 Mortgage-backed securities                              Y               Y                 Y               Y

                                                                                                  GARTMORE GVIT
                                                                                  GARTMORE GVIT   MONEY MARKET
       TYPE OF INVESTMENT OR TECHNIQUE                                            MONEY MARKET        II
--------------------------------------------------------------------              -------------   --------------
U.S. common stocks
Preferred stocks
Small company stocks
Special situation companies
Illiquid securities                                                                     Y               Y
Restricted securities                                                                   Y               Y
When-issued / delayed-delivery securities                                               Y               Y
Limited liability companies
Investment companies                                                                    Y               Y
Real estate securities
Securities of foreign issuers                                                           Y               Y
Depositary receipts
Securities from developing countries/emerging markets
Convertible securities
Long-term debt
Long-term debt when originally issued but with less  than 397 days remaining to
   maturity                                                                             Y               Y
Short-term debt                                                                         Y               Y
Floating and variable rate securities                                                   Y               Y
Zero coupon securities
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities
Brady bonds
Non-investment grade debt
Loan participations and assignments                                                     Y               Y
Sovereign debt (foreign) (denominated in U.S. $)                                        Y               Y
Foreign commercial paper (denominated in U.S. $)                                        Y               Y
Duration
U.S. Government securities                                                              Y               Y
Money market instruments                                                                Y               Y
Mortgage-backed securities                                                              Y               Y

                                                      GARTMORE GVIT
                                                   GLOBAL TECHNOLOGY   GARTMORE GVIT   GARTMORE GVIT   GARTMORE GVIT
                                                         AND            GLOBAL HEALTH    EMERGING      INTERNATIONAL
     TYPE OF INVESTMENT OR TECHNIQUE                COMMUNICATIONS        SCIENCES        MARKETS         GROWTH
---------------------------------------------      -----------------    -------------  -------------   -------------
U.S. common stocks                                         Y                 Y               Y               Y
Preferred stocks                                           Y                 Y               Y               Y
Small company stocks                                       Y                 Y               Y               Y
Special situation companies                                Y                 Y               Y               Y
Illiquid securities                                        Y                 Y               Y               Y
Restricted securities                                      Y                 Y               Y               Y
When-issued / delayed-delivery securities                  Y                 Y               Y               Y
Limited liability companies                                                                  Y               Y
Investment companies                                       Y                 Y               Y               Y
Real estate securities                                     Y                 Y               Y               Y
Securities of foreign issuers                              Y                 Y               Y               Y
Depositary receipts                                        Y                 Y               Y               Y
Securities from developing countries/emerging
   markets                                                 Y                 Y               Y               Y
Convertible securities                                     Y                 Y               Y               Y
Long-term debt                                                                               Y               Y
Long-term debt when originally issued but with
   less  than 397 days remaining to maturity                                                 Y               Y
Short-term debt                                            Y                 Y               Y               Y
Floating and variable rate securities                      Y                 Y               Y               Y
Zero coupon securities                                                                       Y               Y
Step-coupon securities                                                                       Y               Y
Pay-in-kind bonds                                                                            Y               Y
Deferred payment securities                                                                  Y               Y
Brady bonds                                                                                  Y               Y
Non-investment grade debt                                                                    Y               Y
Loan participations and assignments                        Y                 Y               Y               Y
Sovereign debt (foreign) (denominated in U.S. $)                                             Y               Y
Foreign commercial paper (denominated in U.S. $)                             Y               Y               Y
Duration                                                                                     Y               Y
U.S. Government securities                                 Y                 Y               Y               Y
Money market instruments                                   Y                 Y               Y               Y
Mortgage-backed securities                                                                   Y               Y

                                                              GARTMORE                 GARTMORE     GARTMORE
                                            GARTMORE GVIT       GVIT                    GVIT          GVIT
                                              EUROPEAN      GLOBAL SMALL  GARTMORE    NATIONWIDE   U.S. GROWTH
  TYPE OF INVESTMENT OR TECHNIQUE             LEADERS        COMPANIES    GVIT OTC     LEADERS       LEADERS
-----------------------------------------   -------------   ------------  ---------   ----------   -----------
U.S. common stocks                                Y              Y            Y           Y             Y
Preferred stocks                                  Y              Y            Y           Y             Y
Small company stocks                              Y              Y            Y           Y             Y
Special situation companies                       Y              Y            Y           Y             Y
Illiquid securities                               Y              Y            Y           Y             Y
Restricted securities                             Y              Y            Y           Y             Y
When-issued / delayed-delivery securities         Y              Y            Y           Y             Y
Limited liability companies
Investment companies                              Y              Y            Y           Y             Y
Real estate securities                            Y              Y            Y
Securities of foreign issuers                     Y              Y            Y           Y             Y
Depositary receipts                               Y              Y            Y           Y             Y
Securities from developing
   countries/emerging markets                     Y              Y            Y                         Y
Convertible securities                            Y              Y            Y           Y             Y
Long-term debt                                                                                          Y
Long-term debt when originally issued but
   with less  than 397 days remaining to
   maturity                                                                               Y             Y
Short-term debt                                   Y              Y            Y           Y             Y
Floating and variable rate securities             Y              Y            Y           Y             Y
Zero coupon securities                            Y
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities
Brady bonds                                       Y
Non-investment grade debt                                                                               Y
Loan participations and assignments               Y              Y            Y           Y             Y
Sovereign debt (foreign) (denominated in
   U.S. $)                                        Y              Y            Y
Foreign commercial paper (denominated in
   U.S. $)                                        Y              Y            Y           Y
Duration                                          Y              Y            Y
U.S. Government securities                        Y              Y            Y           Y             Y
Money market instruments                          Y              Y            Y           Y             Y
Mortgage-backed securities                                                                              Y

                                                                      GARTMORE                         GARTMORE
                                                                        GVIT         GARTMORE GVIT       GVIT
                                                                     ASIA PACIFIC   GLOBAL FINANCIAL    GLOBAL
  TYPE OF INVESTMENT OR TECHNIQUE                                      LEADERS         SERVICES       UTILITIES
 ---------------------------------                                   ------------   ----------------  ----------
U.S. common stocks                                                        Y                Y               Y
Preferred stocks                                                          Y                Y               Y
Small company stocks                                                      Y                Y               Y
Special situation companies                                               Y                Y               Y
Illiquid securities                                                       Y                Y               Y
Restricted securities                                                     Y                Y               Y
When-issued / delayed-delivery securities                                 Y                Y               Y
Limited liability companies
Investment companies                                                      Y                Y               Y
Real estate securities                                                                     Y               Y
Securities of foreign issuers                                             Y                Y               Y
Depositary receipts                                                       Y                Y               Y
Securities from developing countries/emerging markets                     Y                Y               Y
Convertible securities                                                    Y                Y               Y
Long-term debt                                                            Y                Y               Y
Long-term debt when originally issued but with less  than 397 days
   remaining to maturity                                                  Y                Y               Y
Short-term debt                                                           Y                Y               Y
Floating and variable rate securities                                     Y                Y               Y
Zero coupon securities                                                    Y                Y               Y
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities                                               Y                Y               Y
Brady bonds                                                               Y                Y               Y
Non-investment grade debt                                                 Y
Loan participations and assignments                                       Y                Y               Y
Sovereign debt (foreign) (denominated in U.S. $)
Foreign commercial paper (denominated in U.S. $)
Duration
U.S. Government securities                                                Y                Y               Y
Money market instruments                                                  Y                Y               Y
Mortgage-backed
securities

                                                                         GARTMORE GVIT
                                                         GARTMORE GVIT     INVESTOR
                                                           INVESTOR       DESTINATIONS      GARTMORE GVIT
                                                         DESTINATIONS     MODERATELY     INVESTOR DESTINATIONS
       TYPE OF INVESTMENT OR TECHNIQUE                    AGGRESSIVE     AGGRESSIVE            MODERATE
------------------------------------------------------   -------------   -------------   ---------------------
U.S. common stocks                                             Y              Y                    Y
Preferred stocks
Small company stocks                                           Y              Y                    Y
Special situation companies                                    Y              Y                    Y
Illiquid securities                                            Y              Y                    Y
Restricted securities                                          Y              Y                    Y
When-issued / delayed-delivery securities                      Y              Y                    Y
Limited liability companies
Investment companies                                           Y              Y                    Y
Real estate securities
Securities of foreign issuers                                  Y              Y                    Y
Depositary receipts                                            Y              Y                    Y
Securities from developing countries/emerging markets
Convertible securities
Long-term debt                                                 Y              Y                    Y
Long-term debt when originally issued but with less
   than 397 days remaining to maturity                         Y              Y                    Y
Short-term debt                                                Y              Y                    Y
Floating and variable rate securities                          Y              Y                    Y
Zero coupon securities
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities
Brady bonds
Non-investment grade debt
Loan participations and assignments
Sovereign debt (foreign) (denominated in U.S. $)               Y              Y                    Y
Foreign commercial paper (denominated in U.S. $)               Y              Y                    Y
Duration                                                       Y              Y                    Y
U.S. Government securities                                     Y              Y                    Y
Money market instruments                                       Y              Y                    Y
Mortgage-backed securities                                     Y              Y                    Y

                                                         GARTMORE GVIT
                                                            INVESTOR     GARTMORE GVIT
                                                         DESTINATIONS      INVESTOR
                                                          MODERATELY      DESTINATIONS   GVIT EQUITY
           TYPE OF INVESTMENT OR TECHNIQUE               CONSERVATIVE    CONSERVATIVE     500 INDEX
------------------------------------------------------   -------------   -------------   -----------
U.S. common stocks                                             Y               Y             Y
Preferred stocks                                                                             Y
Small company stocks                                           Y               Y             Y
Special situation companies                                    Y               Y             Y
Illiquid securities                                            Y               Y
Restricted securities                                          Y               Y
When-issued / delayed-delivery securities                      Y               Y             Y
Limited liability companies
Investment companies                                           Y               Y             Y
Real estate securities                                                                       Y
Securities of foreign issuers                                  Y               Y             Y
Depositary receipts                                            Y               Y             Y
Securities from developing countries/emerging markets                                        Y
Convertible securities                                                                       Y
Long-term debt                                                 Y               Y
Long-term debt when originally issued but with  less
   than 397 days remaining to maturity                         Y               Y
Short-term debt                                                Y               Y             Y
Floating and variable rate securities                          Y               Y             Y
Zero coupon securities
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities
Brady bonds
Non-investment grade debt
Loan participations and assignments                                                          Y
Sovereign debt (foreign) (denominated in U.S. $)               Y               Y
Foreign commercial paper (denominated in U.S. $)               Y               Y
Duration                                                       Y               Y
U.S. Government securities                                     Y               Y             Y
Money market instruments                                       Y               Y             Y
Mortgage-backed securities                                     Y               Y

                                                                                                      GARTMORE GVIT
                                                           DREYFUS GVIT          GARTMORE GVIT          NATIONWIDE
     TYPE OF INVESTMENT OR TECHNIQUE                     INTERNATIONAL VALUE   DEVELOPING MARKETS   PRINCIPAL PROJECTED*
------------------------------------------------------   -------------------   ------------------   --------------------
U.S. common stocks                                               Y                     Y                   G, PG
Preferred stocks                                                 Y                     Y                   G, PG
Small company stocks                                             Y                     Y                   G, PG
Special situation companies                                      Y                     Y                   G, PG
Illiquid securities                                              Y                     Y                   G, PG
Restricted securities                                            Y                     Y                   G, PG
When-issued / delayed-delivery securities                        Y                     Y                   G, PG
Limited liability companies                                      Y                     Y
Investment companies                                             Y                     Y                     A
Real estate securities                                           Y                     Y                   G, PG
Securities of foreign issuers                                    Y                     Y                     A
Depositary receipts                                              Y                     Y                   G, PG
Securities from developing countries/emerging markets            Y                     Y
Convertible securities                                           Y                     Y                   G, PG
Long-term debt                                                                                               PG
Long-term debt when originally issued but with  less
   than 397 days remaining to maturity                           Y                     A
Short-term debt                                                  Y                     Y                     A
Floating and variable rate securities                            Y                     Y                     A
Zero coupon securities                                                                 Y                     G
Step-coupon securities
Pay-in-kind bonds
Deferred payment securities
Brady bonds                                                                            Y
Non-investment grade debt
Loan participations and assignments                              Y                     Y                     PG
Sovereign debt (foreign) (denominated in U.S. $)                 Y                     Y
Foreign commercial paper (denominated in U.S. $)                 Y                     Y                     A
Duration                                                                                                     G
U.S. Government securities                                       Y                     Y                     A
Money market instruments                                         Y                     Y                     A
Mortgage-backed securities                                                                                   G

                                                         GARTMORE                          GVIT
                                              GARTMORE   GVIT MID    DREYFUS     GVIT      SMALL
                                                GVIT        CAP      GVIT MID    SMALL      CAP
     TYPE OF INVESTMENT OR TECHNIQUE           GROWTH     GROWTH    CAP INDEX   COMPANY   GROWTH
-------------------------------------------   --------   --------   ---------   -------   ------
Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls                                                              Y
Asset-backed securities                           Y                                Y
Bank and/or Savings and Loan obligations          Y          Y          Y          Y        Y
Repurchase agreements                             Y          Y          Y          Y        Y
Reverse repurchase agreements                                Y          Y          Y        Y
Derivatives                                       Y          Y          Y          Y        Y
Warrants                                          Y          Y          Y          Y        Y
Futures                                           Y          Y          Y          Y        Y
Options                                           Y          Y          Y          Y        Y
Foreign currencies                                Y          Y          Y          Y        Y
Forward currency contracts                                                         Y        Y
Borrowing money                                   Y          Y          Y          Y        Y
Lending of portfolio securities                   Y          Y          Y          Y        Y
Investment of securities lending collateral       Y          Y          Y          Y        Y
Short sales                                       Y          Y          Y          Y
Swap agreements
Extendable commercial notes
Credit Default Swaps
Wrap contracts
Indexed securities                                Y
Strip Bonds
Nationwide Contract
Municipal securities

                                                           GARTMORE   VAN KAMPEN                   J.P.
                                                 GVIT        GVIT        GVIT       GARTMORE     MORGAN
                                                SMALL      WORLDWIDE   COMSTOCK       GVIT        GVIT
      TYPE OF INVESTMENT OR TECHNIQUE         CAP VALUE    LEADERS       VALUE     NATIONWIDE   BALANCED
-------------------------------------------   ---------   ---------   ----------   ----------   --------
Stripped mortgage-backed securities
Collateralized mortgage obligations                                                                 Y
Mortgage dollar rolls                                                                               Y
Asset-backed securities                                                                 Y           Y
Bank and/or Savings and Loan obligations          Y           Y           Y             Y           Y
Repurchase agreements                             Y           Y           Y             Y           Y
Reverse repurchase agreements                     Y           Y           Y                         Y
Derivatives                                       Y           Y           Y             Y           Y
Warrants                                          Y           Y           Y             Y           Y
Futures                                           Y           Y           Y             Y           Y
Options                                                       Y           Y             Y           Y
Foreign currencies                                            Y
Forward currency contracts                                    Y
Borrowing money                                   Y           Y           Y             Y           Y
Lending of portfolio securities                   Y           Y           Y             Y
Investment of securities lending collateral       Y           Y           Y             Y
Short sales                                                   Y
Swap agreements
Extendable commercial notes
Credit Default Swaps
Wrap contracts
Indexed securities                                Y                                     Y
Strip Bonds
Nationwide Contract
Municipal securities

                                                           VAN KAMPEN   FEDERATED
                                               GARTMORE       GVIT        GVIT      GARTMORE   GARTMORE
                                                GVIT          MULTI       HIGH         GVIT       GVIT
                                              GOVERNMENT     SECTOR      INCOME       MONEY      MONEY
TYPE OF INVESTMENT OR TECHNIQUE                  BOND          BOND        BOND       MARKET    MARKET II
-------------------------------------------   ----------   ----------   ---------   --------   ----------
Stripped mortgage-backed securities               Y            Y
Collateralized mortgage obligations               Y            Y
Mortgage dollar rolls                             Y            Y
Asset-backed securities                           Y            Y            Y          Y           Y
Bank and/or Savings and Loan obligations          Y            Y            Y          Y           Y
Repurchase agreements                             Y            Y            Y          Y           Y
Reverse repurchase agreements                                  Y            Y
Derivatives                                                    Y            Y
Warrants                                                       Y            Y
Futures                                                        Y            Y
Options                                                        Y            Y
Foreign currencies                                             Y            Y
Forward currency contracts                                     Y            Y
Borrowing money                                   Y            Y            Y          Y           Y
Lending of portfolio securities                   Y            Y            Y
Investment of securities lending collateral       Y            Y            Y
Short sales
Swap agreements                                                Y            Y
Credit Default Swaps                                           Y
Extendable commercial notes                                                            Y           Y
Wrap contracts
Indexed securities
Strip Bonds                                       Y            Y
Nationwide Contract
Municipal securities                                           Y                       Y           Y

                                       16


                                                 GARTMORE
                                                   GVIT        GARTMORE
                                                  GLOBAL         GVIT        GARTMORE      GARTMORE      GARTMORE
                                                TECHNOLOGY      GLOBAL         GVIT          GVIT          GVIT
                                                   AND          HEALTH       EMERGING    INTERNATIONAL    EUROPEAN
TYPE OF INVESTMENT OR TECHNIQUE               COMMUNICATIONS  SCIENCES II    MARKETS        GROWTH        LEADERS
-------------------------------------------   --------------  -----------   ----------   -------------   ---------
Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities
Bank and/or Savings and Loan obligations            Y              Y            Y              Y             Y
Repurchase agreements                               Y              Y            Y              Y             Y
Reverse repurchase agreements                       Y                                                        Y
Derivatives                                         Y              Y            Y              Y             Y
Warrants                                            Y              Y            Y              Y             Y
Futures                                             Y              Y            Y              Y             Y
Options                                             Y                           Y              Y             Y
Foreign currencies                                  Y              Y            Y              Y             Y
Forward currency contracts                          Y              Y            Y              Y             Y
Borrowing money                                     Y              Y            Y              Y             Y
Lending of portfolio securities                     Y              Y            Y              Y             Y
Investment of securities lending collateral         Y              Y            Y              Y             Y
Short sales                                         Y              Y                           Y             Y
Swap agreements
Credit Default Swaps
Extendable commercial notes
Wrap contracts
Indexed securities                                                               Y
Strip Bonds
Nationwide Contract
Municipal securities

                                       17

                                              GARTMORE
                                                GVIT                  GARTMORE    GARTMORE     GARTMORE
                                               GLOBAL                   GVIT      GVIT U.S.   GVIT ASIA
                                                SMALL     GARTMORE   NATIONWIDE    GROWTH      PACIFIC
      TYPE OF INVESTMENT OR TECHNIQUE         COMPANIES   GVIT OTC     LEADERS     LEADERS     LEADERS
-------------------------------------------   ---------   --------   ----------   ---------   ---------
Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities                                                   Y           Y
Bank and/or Savings and Loan obligations          Y           Y           Y           Y           Y
Repurchase agreements                             Y           Y           Y           Y           Y
Reverse repurchase agreements                                                                     Y
Derivatives                                       Y           Y           Y           Y           Y
Warrants                                          Y           Y           Y           Y           Y
Futures                                           Y           Y           Y           Y           Y
Options                                           Y           Y           Y           Y           Y
Foreign currencies                                Y           Y                       Y           Y
Forward currency contracts                        Y           Y                       Y           Y
Borrowing money                                   Y           Y           Y           Y           Y
Lending of portfolio securities                   Y           Y           Y           Y           Y
Investment of securities lending collateral       Y           Y           Y           Y           Y
Short sales                                       Y                       Y           Y           Y
Swap agreements                                               Y
Credit Default Swaps
Extendable commercial notes
Wrap contracts
Indexed securities                                                        Y
Strip Bonds
Nationwide Contract
Municipal securities

                                              GARTMORE
                                                GVIT       GARTMORE
                                                GLOBAL      GVIT
                                              FINANCIAL    GLOBAL
      TYPE OF INVESTMENT OR TECHNIQUE          SERVICES   UTILITIES
-------------------------------------------   ---------   ----------
Stripped mortgage-backed securities
Collateralized mortgage obligations
Mortgage dollar rolls
Asset-backed securities
Bank and/or Savings and Loan obligations          Y            Y
Repurchase agreements                             Y            Y
Reverse repurchase agreements                     Y            Y
Derivatives                                       Y            Y
Warrants                                          Y            Y
Futures                                           Y            Y
Options                                           Y            Y
Foreign currencies                                Y            Y
Forward currency contracts                        Y            Y
Borrowing money                                   Y            Y
Lending of portfolio securities                   Y            Y
Investment of securities lending collateral       Y            Y
Short sales                                       Y            Y
Swap agreements
Credit Default Swaps
Extendable commercial notes
Wrap contracts
Indexed securities
Strip Bonds
Nationwide Contract
Municipal securities

                                                   GARTMORE GVIT     GARTMORE     GARTMORE GVIT    GARTMORE
                                   GARTMORE GVIT     INVESTOR          GVIT          INVESTOR        GVIT
                                      INVESTOR     DESTIINATION      INVESTOR      DESTINATIONS    INVESTOR
     TYPE OF INVESTMENT OR          DESTINATION      MODERATELY    DESTINATIONS     MODERATELY    DESTINATIONS
           TECHNIQUE                 AGGRESSIVE     AGGRESSIVE       MODERATE      CONSERVATIVE   CONSERVATIVE
--------------------------------   -------------   -------------   ------------   -------------   ------------
Stripped mortgage-backed
   securities
Collateralized mortgage                  Y               Y               Y              Y               Y
   obligations
Mortgage dollar rolls                    Y               Y               Y              Y               Y
Asset-backed securities                  Y               Y               Y              Y               Y
Bank and/or Savings and Loan
   obligations                           Y               Y               Y              Y               Y
Repurchase agreements                    Y               Y               Y              Y               Y
Reverse repurchase agreements
Derivatives                              Y               Y               Y              Y               Y
Warrants
Futures                                  Y               Y               Y              Y               Y
Options                                  Y               Y               Y              Y               Y
Foreign currencies                       Y               Y               Y              Y               Y
Forward currency contracts               Y               Y               Y              Y               Y
Borrowing money                          Y               Y               Y              Y               Y
Lending of portfolio securities
Investment of securities lending
   collateral
Short sales                              Y               Y               Y              Y               Y
Swap agreements                          Y               Y               Y              Y               Y
Extendable commercial notes              Y               Y               Y              Y               Y
Wrap contracts
Indexed securities                       Y               Y               Y              Y               Y
Strip Bonds
Nationwide Contract                                      Y               Y              Y               Y
Municipal securities

                                                                                        GARTMORE
                                                             DREYFUS       GARTMORE       GVIT
                                                GVIT          GVIT           GVIT      NATINALWIDE
                                               EQUITY     INTERNATIONAL   DEVELOPING    PRINCIPAL
     TYPE OF INVESTMENT OR TECHNIQUE          500 INDER       VALUE         MARKETS     PROTECTED*
-------------------------------------------   ---------   -------------   ----------   -----------
Stripped mortgage-backed securities
Collateralized mortgage obligations                                                         G
Mortgage dollar rolls
Asset-backed securities                                                                     A
Bank and/or Savings and Loan obligations          Y             Y             Y             A
Repurchase agreements                             Y             Y             Y             A
Reverse repurchase agreements                                                               A
Derivatives                                       Y             Y             Y
Warrants                                          Y             Y             Y           G, PG
Futures                                           Y             Y             Y           G, PG
Options                                           Y             Y             Y           G, PG
Foreign currencies                                Y             Y             Y
Forward currency contracts                        Y             Y             Y
Borrowing money                                   Y             Y             Y             A
Lending of portfolio securities                   Y             Y             Y           G, PG
Investment of securities lending collateral       Y             Y             Y           G, PG
Short sales                                       Y             Y
Swap agreements
Credit Default Swaps
Extendable commercial notes
Wrap contracts
Indexed securities                                                            Y             PG
Strip Bonds                                                                               G, PG
Nationwide Contract
Municipal securities

* The Gartmore GVIT Nationwide Principal Protected Fund has an Offering Period, a Guarantee Period, and a Post Guarantee Period and may not invest in all of these investments during each period. For example, during the Offering Period, fund assets will be invested primarily in cash and money market obligations. During the Guarantee Period, the Fund may not be permitted by the terms of the Capital Protection Agreement (as described in the Fund's prospectus) to invest in all the securities and utilize all the techniques described below and in the Fund's prospectus. Therefore, the permissible securities that the Fund may invest in during each period are identified as follows:
          O = Offering Period
          G = Guarantee Period
          PG = Post Guarantee Period
          A = All Periods

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE GVIT INVESTOR DESTINATIONS FUNDS

     Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described more in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within allocation ranges to ensure broad diversification and to adjust to changes in market conditions.

     The following is a list of the mutual funds that are part of the Gartmore group of funds (the "Gartmore Funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Gartmore Funds. As described below, Gartmore Mutual Fund Capital Trust ("GMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Gartmore Fund is described in the Statement of Additional Information for Gartmore Mutual Funds and its respective prospectuses.

-    Gartmore International Index Fund
-    Gartmore Small Cap Index Fund
-    Gartmore Mid Cap Market Index Fund
-    Gartmore Bond Index Fund
-    Gartmore S&P 500 Index Fund
-    Gartmore Morley Enhanced Income Fund
-    Gartmore Money Market Fund

INFORMATION CONCERNING DURATION

     Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

     Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower Quality (High-Risk) Securities. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities.

Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

     - the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States; the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

     - the Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and

     - the Student Loan Marketing Association, the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

     Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered
Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically, but accrue interest until maturity. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIPs does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIPs' purchase price and its face value.

     Mortgage and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is a pass-through certificate. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.


     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.


     Collateralized Mortgage Obligations ("CMOs") and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are today issued as Real Estate Mortgage Investment Conduits ("REMICs"). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as "Mortgage Assets"). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multi-class pass-through securities.


     Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage- backed pass-through securities, or actual mortgage loans, and uses it as collateral for a multi-class security. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Money Market Instruments. Money market instruments may include the following types of instruments:

     - obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

     - obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

     - obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;

     - asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

     -    repurchase agreements;

     -    bank and savings and loan obligations;

     - commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

     - bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

     - high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the applicable adviser or subadviser;

     - extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extended commercial notes are determined to be illiquid, each of the Gartmore

          GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities;

     - unrated short-term (maturity in 397 days or less) debt obligation that are determined by a Fund's adviser or subadviser to be of compatible quality to the securities described above.

     Extendable Commercial Notes. The Gartmore GVIT Money Market Fund, the Gartmore GVIT Money Market Fund II and the Gartmore Money Market Fund (as an Underlying Fund for the GVIT Investor Destinations Funds) may invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. The Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

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

     An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

REPURCHASE AGREEMENTS

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund's custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the segregated account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of its adviser or subadviser to manage it might be affected in the event its commitments to purchase "when-issued" securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its total assets. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED LIABILITY COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING PORTFOLIO SECURITIES

     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark to market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INVESTMENT OF SECURITIES LENDING COLLATERAL

     The cash collateral received from a borrower as a result of a Fund's securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described in elsewhere in the Statement of Additional Information. Collateral may also be invested in a money market investment company or short-term collective investment trust.

     Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund's assets or may provide for a minimum guaranteed rate of return to the investor.

     Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer's parent.

     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

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

INDEXED SECURITIES

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

     "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing or Emerging Market Countries. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

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

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN COMMERCIAL PAPER

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

BRADY BONDS

     Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. If an issuer defaults with respect to collateralized Brady Bonds and as a result the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

REAL ESTATE SECURITIES

     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code, as amended (the "Code").

CONVERTIBLE SECURITIES

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

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

     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

     Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale. Whether a Fund will be successful in utilizing a short sale will depend, in part, on the ability of a Fund's adviser or subadviser to predict correctly whether the price of a security it borrows to sell short will decrease.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

     A Fund may engage in short sales, if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales. For tax purposes, a Fund that enters into a short sale "against the box" may be treated as having made a constructive sale of an "appreciated financial position," causing the Fund to realize gain, but not loss.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

     A Fund may not invest more than 15% (10% for the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

     A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 33 1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and repurchase agreements which may be considered a form of borrowing.

DERIVATIVE INSTRUMENTS

     A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

     (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

     (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

     (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or

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

will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

     A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value

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

sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

     An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund's interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

     Swap Agreements. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments.

Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Two types of swap agreements that some Funds may utilize, among others, are credit default swaps or total rate of return swaps.

     Credit Default Swaps. A Fund may enter into credit default swap contracts. A credit default swap is an agreement in which one party transfers its third party credit risk to the other party. One party in this swap is essentially the lender and bears the credit risk from the third party. The counterparty in the agreement insures this risk in return for receipt of regular periodic payments (like insurance premiums from the insured party). If the third party defaults, the insuring party must purchase the defaulted asset from the insured party and the insured party pays the insuring party the remaining interest on the debt as well as the principal. A Fund might use, credit default swap contracts to limit or to reduce risk exposure of the Fund to defaults of corporate and sovereign issuers (i.e., to reduce risk when the Fund owns or has exposure to such issuers). A Fund also might use credit default swap contracts to create direct or synthetic short or long exposure to domestic or foreign corporate debt securities or certain sovereign debt securities to which the Fund is not otherwise exposed.


     As the seller in a credit default swap contract, a Fund would be required to pay the par (or other agreed- upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event) occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller in a credit default swap contract, a Fund effectively would add economic leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     As the purchaser in a credit default swap contract a Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment might expire worthless. It also would involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default (or similar event). As the purchaser in a credit default swap contract, a Fund's investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.


     Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow a Fund too quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Fund's stated benchmark.


     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

     Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

     Credit Linked Notes. A credit linked note ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note Issuer") that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the "Note Purchaser") invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a high rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the "Reference Bond"). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an "Event of Default") with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring Event"); or
(ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

     A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING AND VARIABLE RATE INSTRUMENTS

     Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES OF INVESTMENT COMPANIES

     As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

SPDRS AND OTHER EXCHANGE TRADED FUNDS

     A Fund may invest in Standard & Poor's Depository Receipts ("SPDRs") and in shares of other exchange traded funds (collectively, "ETFs"). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF's, including SPDRs, are not actively managed. Rather, an ETF's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF's price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

BANK OBLIGATIONS

     Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

     Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

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

     Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

     Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalents or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE NATIONWIDE CONTRACT

     Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, GMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

CAPITAL PROTECTION AGREEMENT (FOR THE GARTMORE GVIT NATIONWIDE PRINCIPAL PROTECTED FUND)

     The Gartmore GVIT Nationwide Principal Protected Fund has entered into a Capital Protection Agreement with AIG Financial Products Corp. (the "Capital Protection Provider"), in order to help ensure that the Fund will be able to redeem any shareholder's account on the Guarantee Maturity Date at no less than the Guaranteed Amount. The Guaranteed Amount is the initial value of the investor's account at the beginning of the Guarantee Period. It may be reduced under some circumstances described below. An investor's initial purchase amount will also be decreased by any initial sales charges paid to determine the investor's Guaranteed Amount. To receive the full Guaranteed Amount at the end of the Guarantee Period, an investor must automatically reinvest all dividends and distributions received from the Fund and redeem no shares. In addition to reductions in the Guaranteed Amount caused by redemptions or taking your dividends or distributions in cash, an investor's Guaranteed Amount may be reduced by:

     - any extraordinary expenses incurred by the Fund that are not covered by the Capital Protection Agreement (including, for example, legal fees or other costs of litigating a claim brought against the Fund); and

     - any reduction in the Fund's net assets because the Fund, Gartmore Mutual Fund Capital Trust ("GMF") (the Fund's investment adviser) or its other service providers do not perform as required under the Capital Protection Agreement.


     Although the Fund never restricts your ability to redeem your shares or to take dividends or distributions in cash instead of reinvesting them, you will be reducing or eliminating the benefit of the Capital Protection if you do so during the Guarantee Period. As a result, shareholders who redeem during the Guarantee Period will bear the cost of the Capital Protection Agreement without receiving any corresponding benefit.

     Under the Capital Protection Agreement, if the assets of the Fund do not meet certain requirements or certain other conditions occur (including noncompliance with the certain agreed upon investment parameters) prior to the Guarantee Maturity Date (each, a "Trigger Event", as further described below), a "Zero Coupon Investment Period" may begin and the Fund may be required to liquidate its assets in both the Total Return Component (primarily equity securities) and the Protection Component (primarily high quality debt securities, which may include a high proportion of zero coupon securities) other than certain zero coupon U.S. government securities it then holds, and will pay the proceeds of that liquidation to the Capital Protection Provider. In exchange for those proceeds, the Capital Protection Provider will deliver to the Fund zero coupon U.S. government securities with a face amount that, together with the face amount of any zero coupon U.S. government securities then held by the Fund, equals at least the aggregate Guaranteed Amount. If the Fund moves into a Zero Coupon Investment Period, the Fund will be required to hold zero coupon U.S. government securities to maturity except to the extent that they need to be sold to cover shareholder redemptions and Fund expenses. At the end of the Guarantee Period, the Fund will inform the Capital Protection Provider whether the Fund's net assets are sufficient to pay the aggregate Guaranteed Amounts to the remaining shareholders. If there are not sufficient assets at that time and assuming that the Fund's assets have not been reduced by causes other than fluctuations in the market value of the Fund's assets or by redemptions from the Fund, the Capital Protection Provider will then pay to the Fund an amount of cash that, together with the available cash held by the Fund, equals the aggregate Guaranteed Amount.

     While the Capital Protection Agreement will protect the Fund from any reductions in the Fund's net asset value that are attributable to fluctuations in the market value of the Fund's assets, other reductions including, without limitation, those reductions attributable to acts or omissions of the Fund, GMF or their representatives that constitute negligence, recklessness, bad faith or willful misconduct, or to failures to comply with the Fund Allocation Conditions (conditions which determine the allocation from time to time of the Fund's assets between the Total Return Component and the Protection Component) or the Investment Management Guidelines (investment guidelines that determine the separate composition of each of the Total Return Component and the Protection Component), including specifying the types of securities, as well as the countries and sectors in which the Total Return Component and the Protection Component of the Fund may invest or with their respective statutory obligations to shareholders to limit dilution resulting from redemption of shares are not covered by the Capital Protection Agreement.

     A "Trigger Event" means that the assets of the Fund do not meet the requirements of the Capital Protection Agreement on any business day prior to the Guarantee Maturity Date or the occurrence of any of the following events at any time before the fifth business day prior to the Guarantee Maturity Date: (a) a change to the Investment Management Guidelines not approved by the Capital Protection Provider; (b) any failure by the Investment Adviser to cure a breach of the Fund Allocation Conditions after receipt of notice of such breach from the Capital Protection Provider; (c) any failure of the Fund to comply with the Investment Management Guidelines, unless such failure is cured in accordance with the Capital Protection Agreement; (d) the termination of, or the failure of expenses incurred by the Fund to be within the limits set forth in, the Expense Limitation Agreement; (e) the Fund has incurred expenses or liabilities not covered by the Expense Limitation Agreement or has incurred other expenses or liabilities that exceed 5% of the assets of the Fund; (f) an event of default where the Fund is the defaulting party or a termination event where the Fund is an affected party under the Capital Protection Agreement; (g) the Investment Adviser resigns, or the agreement with the Investment Adviser is terminated by the Board of Trustees, the Fund's shareholders or otherwise, and a successor is not acceptable to the Capital Protection Provider; (h) the Investment Adviser is no longer an affiliate of Nationwide Mutual Insurance Company; (i) the Investment Adviser breaches any obligation it has under the Capital Protection Agreement to cure a Trigger Event; (j) a breach by the Investment Adviser, the Fund or the Fund's custodian bank of the Capital Protection Agreement; (k) any amendment to the constitutive documents of the Fund, or any material change to the terms of the Fund that is adverse to the interests of the Fund or the Capital Protection Provider; or (l) any suspension of the calculation of the net asset value of the Fund or of redemptions of the Fund's, unless cured on the business day following its occurrence. Once a Trigger Event occurs and unless the condition causing the Trigger Event can be cured, the Fund may have to irreversibly invest in zero coupon U.S. government securities for the remainder of the Guarantee Period and will enter into the "Zero Coupon Investment Period."

     The Trust's Board of Trustees may terminate or amend the terms of the Capital Protection Agreement at any time without shareholder approval, if the Board determines in its reasonable judgment that it is in the best interests of the Fund and its shareholders to do so. To the extent practicable, shareholders would be given at least 60 days prior written notice of any termination of the Capital Protection Agreement. In the event of such termination, the Trust's Board of Trustees would consider reasonable alternatives and seek to act in the best interests of shareholders. In the event of the termination of the Capital Protection Agreement, the Fund would not be able to pay your Guaranteed Amount if and to the extent that the value of your account is less than your Guaranteed Amount on the Guarantee Maturity Date, unless the Fund is able to replace the Capital Protection Agreement. Replacement of the Capital Protection Agreement may entail substantial additional expense to the Fund.

AIG FINANCIAL PRODUCTS CORP. AND AIG, INC. The Capital Protection Provider is a Delaware corporation. The Capital Protection Provider and its subsidiaries conduct, primarily as principal, a financial derivative products business. The Capital Protection Provider also enters into investment contracts and other structured transactions, and invests in a diversified portfolio of securities. In the course of conducting its business, the Capital Protection Provider also engages in a variety of other related transactions. AIG, Inc. (AIG), the Capital Protection Provider's parent, is also organized as a Delaware corporation. AIG is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services, and retirement savings and asset management. AIG has unconditionally guaranteed the payment obligations of the Capital Protection Provider arising under the Capital Protection Agreement.

     Since the Capital Protection Provider's payment obligations under the Capital Protection Agreement are guaranteed by AIG, its parent, a shareholder's ability to receive the Guaranteed Amount may depend on the financial condition of the Capital Protection Provider and AIG and their ability to meet their obligations to the Fund. If the Capital Protection Provider and AIG become insolvent or their credit deteriorates substantially, the Capital Protection Provider and AIG may not be able to perform as required by the Capital Protection Agreement and the related guarantee. In such event, the Fund could take a variety of actions, including replacing the Capital Protection Agreement. In such circumstances, shareholders could suffer a loss of principal. During the Post-Guarantee Period, an investment in the Fund will no longer receive the benefit of the Capital Protection Agreement.

     The following is incorporated by reference herein:

     - AIG's audited financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2001;

     - AIG's unaudited financial statements included in its Quarterly Reports on Form 10-Q for the quarters ended March 31, 2002, June 30, 2002, and September 30, 2002;

     -    AIG's current report on Form 8-K dated and filed February 13, 2003;
          and

     - to the extent filed with the Commission prior to the end of the Fund's Offering Period, AIG's audited financial statements included in any Annual Report of AIG on Form 10-K and AIG's unaudited financial statements included in any Quarterly Reports of AIG on Form 10-Q.

TEMPORARY INVESTMENTS

     Generally each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances, or if a Fund's adviser (or subadviser) believes that business, economic, political or financial conditions warrant, a Fund (except the Dreyfus GVIT Mid Cap Index Fund) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S.

Government securities; (2) certificates of deposit, bankers' acceptances, and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to regulatory limits, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. The Dreyfus GVIT Mid Cap Index Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance.

INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each of the Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, Gartmore GVIT Worldwide Leaders Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT Global Technology and Communications Fund, GVIT Equity 500 Index Fund and each of the GVIT Investor Destinations Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

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


Each Fund, except for Gartmore GVIT Global Health Sciences Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Growth Leaders Fund and the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

Each of the Gartmore GVIT Growth Fund, Gartmore GVIT Nationwide Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II may not:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

The GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of the issuers, the principal activities of which are in the same industry; provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more Underlying Funds.

The GVIT Equity 500 Index Fund:

- May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry.

CONCENTRATION POLICIES

     Each of the following Funds invests 25% or more of its assets in the securities of companies in the same or related industries as described below:

THE GARTMORE GVIT U.S. GROWTH LEADERS FUND*:

- Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND*:

- Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE GARTMORE GVIT GLOBAL UTILITIES FUND*:

- Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND*:

- Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND:

- Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

     * For purposes of calculation of this restriction, the Fund considers whether it has invested 25% or more of its total assets in the companies of the required industries.

     The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Gartmore GVIT Nationwide Fund, Gartmore GVIT Growth Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:

- Sell securities short (except for the Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus GVIT Mid Cap Index Fund, Gartmore GVIT U.S. Growth Leaders Fund and the Gartmore GVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of the borrowing or investment.

     The following are the NON-FUNDAMENTAL operating policies of the Gartmore GVIT Growth Fund, Gartmore GVIT Nationwide Fund, Gartmore GVIT Government Bond Fund, Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

No such Fund may:

-    Make short sales of securities.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Gartmore GVIT Money Market Fund and Gartmore GVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     The following is a NON-FUNDAMENTAL operating policy of each of the Funds which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER
APPROVAL:

     A Fund will not purchase securities when bank borrowings exceed 5% of the Fund's total assets; except that a Fund may purchase securities during such time to the extent only that the Fund's receivables for securities sold exceeds the amount of such borrowings at the time of purchase.

     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund's holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     Also, there are four requirements imposed on the Funds under Subchapter L of the Code because they are used as investment options written variable insurance products.

     1) A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
     2) A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
     3) A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
     4) A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

     Each U.S. government agency or instrumentality shall be treated as a separate issuer.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The table below explains any significant variation in the Funds' portfolio turnover rate for the fiscal years ended December 31, 2003 and 2004, or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

FUND                                                                              2003                  2004
[GRAPHIC OMITTED]                                                           [GRAPHIC OMITTED]      [GRAPHIC OMITTED]
Gartmore GVIT Global Health Sciences Fund                                       542.89%(1)            424.94%(1)
Gartmore GVIT Global Financial Services Fund                                    261.68%(2)            127.69%(2)
Gartmore GVIT Global Technology and Communications Fund                        1045.37%(3)            728.29%(3)
Gartmore GVIT Global Utilites Fund                                              116.62%(4)            358.63%(4)
Gartmore GVIT U.S. Growth Leaders Fund                                          580.71%(5)            520.00%(5)
Gartmore GVIT Worldwide Leaders Fund                                            603.34%(6)            452.01%(6)
Gartmore GVIT Mid Cap Growth Fund                                               109.73%(7)             90.14%(7)
Van Kampen GVIT Multi Sector Bond Fund                                          296.62%(8)            212.84%(8)

[GRAPHIC OMITTED]
(1)The portfolio manager for the Gartmore GVIT Global Health Sciences Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal 2004, the portfolio manager made fewer changes than he deemed necessary in the the fiscal 2003.

 (2)The portfolio manager for the Gartmore GVIT Global Financial Services Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2004, the portfolio manager made fewer changes than he deemed necessary during fiscal year 2003.

(3)The portfolio manager for the Gartmore GVIT Technology Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2004, the portfolio manager made fewer changes than he deemed necessary during fiscal year 2003.

(4) The portfolio manager for the Gartmore GVIT Global Utilities Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2004, the portfolio manager made greater changes than he deemed necessary during fiscal year 2003.

(5) The portfolio manager for the Gartmore GVIT US Growth Leaders Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In addition, because the Gartmore GVIT US Growth Leaders Fund focuses on a smaller group of core holdings any buy-sell decision on a security has a large impact on the portfolio turnover rate.

(6) The portfolio manager for the Gartmore GVIT Worldwide Leaders Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In addition, because the Gartmore GVIT Worldwide Leaders Fund focuses on a smaller group of core holdings any buy-sell decision on a security has a large impact on the portfolio turnover rate.

(7) The portfolio manager for the Gartmore GVIT Mid Cap Growth Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2004, the portfolio manager made greater changes than he deemed necessary during fiscal year 2003.

(8) The portfolio manager for the Gartmore GVIT Multi-Sector Bond Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2004, the portfolio manager made greater changes than he deemed necessary during fiscal year 2003.

         High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund.

INSURANCE LAW RESTRICTIONS

     In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, GMF and Gartmore Global Asset Management Trust ("GGAMT") (collectively, the "Advisers") and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, each located at One Nationwide Plaza, Columbus, Ohio 43215 and Nationwide Life Insurance Company of America ("NLICA"), located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, are wholly owned by Nationwide Financial Services, Inc. ("NFS"). Nationwide Life and Annuity Insurance Company of America, located at 300 Continental Drive, Newark, Delaware 19713, is wholly owned by NLICA. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders. For funds that have not yet commenced operations, it is expected that upon commencement of the public offering, Gartmore or one of its affiliates will own all or substantially all of the new fund's shares.

     As of April 4, 2005 the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

     As of April 4, 2005, to the knowledge of the Trust, the following shareholders held five percent or greater of the shares of the class of a Fund:

                                                                 PERCENT OF THE
                                                                   CLASS TOTAL
                                                                 ASSETS HELD BY
FUND/CLASS                                      NO. OF SHARES   THE SHAREHOLDER
Van Kampen GVIT COMSTOCK VALUE
 FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          9528248.871          99.55

Van Kampen GVIT COMSTOCK VALUE
 FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          3301642.675          99.47

Van Kampen GVIT COMSTOCK VALUE
 FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          3383155.367          53.48

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          1413459.922          29.47

DREYFUS GVIT INTERNATIONAL VALUE FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                           443323.921         100.00

                                                                   PERCENT OF THE
                                                                    CLASS TOTAL
                                                                   ASSETS HELD BY
FUND/CLASS                                        NO. OF SHARES   THE SHAREHOLDER
DREYFUS GVIT INTERNATIONAL VALUE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              204688.928        100.00

DREYFUS GVIT INTERNATIONAL VALUE FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             4596719.442         76.55

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             1014041.635         16.89

DREYFUS GVIT INTERNATIONAL VALUE FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             3332842.759         76.36

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             1031745.334         23.64

DREYFUS GVIT MID CAP INDEX FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            31742167.233         97.16

DREYFUS GVIT MID CAP INDEX FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              504470.967         52.13

GREAT WEST LIFE & ANNUITY INS CO
8515 E ORCHARD RD
GREENWOOD VILLAGE  CO  80111                         444313.989         45.92

                                                                        PERCENT OF THE
                                                                         CLASS TOTAL
                                                                        ASSETS HELD BY
FUND/CLASS                                             NO. OF SHARES   THE SHAREHOLDER
FEDERATED GVIT HIGH INCOME BOND FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                 33092397.516        98.39

GARTMORE GVIT DEVELOPING MARKETS FUND CLASS II

AMERICAN SKANDIA LIFE
ASSURANCE CORP
1 CORPORATE DR
SHELTON  CT  064846208                                  18288601.885        96.93

GARTMORE GVIT EMERGING MARKETS FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                   1880195.83        73.78

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                   528735.534        21.01

GARTMORE GVIT EMERGING MARKETS FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                   709475.938       100.00

GARTMORE GVIT EMERGING MARKETS FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                  7029918.406        98.29

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                   234562.886        89.59

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                     21366.03         8.16

                                                                          PERCENT OF THE
                                                                           CLASS TOTAL
                                                                          ASSETS HELD BY
FUND/CLASS                                               NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                    143665.996         100.00

GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                   1227691.541          69.54

GARTMORE GVIT GLOBAL HEALTH SCIENCE FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                    658046.989          79.73

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                     79270.622           9.60

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                     48193.028           5.84

GARTMORE GVIT GLOBAL HEALTH SCIENCE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                    279735.162         100.00

GARTMORE GVIT GLOBAL HEALTH SCIENCE FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                   3475819.572          96.59

GARTMORE GLOBAL TECHNOLOGY &COMMUNICATION FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                   3736955.653          92.31

                                                                                 PERCENT OF THE
                                                                                  CLASS TOTAL
                                                                                 ASSETS HELD BY
FUND/CLASS                                                      NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT GLOBAL UTILITIES FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                            350653.999        94.31

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                             19370.794         5.21

GARTMORE GVIT GLOBAL UTILITIES FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                             90241.181       100.00

GARTMORE GVIT GLOBAL UTILITIES FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                           2872329.031        87.13

GARTMORE GVIT GLOBAL TECHNOLOGY &COMMUNICATION FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                            535029.054       100.00

GARTMORE GVIT GLOBAL TECHNOLOGY &COMMUNICATION FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                           4386476.768        93.14

GARTMORE GVIT GOVERNMENT BOND FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                          99232261.817        95.72

                                                                   PERCENT OF THE
                                                                    CLASS TOTAL
                                                                   ASSETS HELD BY
FUND/CLASS                                        NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT GOVERNMENT BOND FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              653700.347        100.00

GARTMORE GVIT GOVERNMENT BOND FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             1451367.602        100.00

GARTMORE GVIT GOVERNMENT BOND FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             2240776.241         64.39

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             1239117.821         35.61

GARTMORE GVIT GROWTH FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            19644828.202         97.68

GARTMORE GVIT GROWTH FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             2570043.593         73.76

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              914318.707         26.24

GARTMORE GVIT INTERNATIONAL GROWTH FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              606149.348         98.87

                                                                                           PERCENT OF THE
                                                                                            CLASS TOTAL
                                                                                           ASSETS HELD BY
FUND/CLASS                                                                NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT INTERNATIONAL GROWTH FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                                      1824507.58        99.40

GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                                    33019079.324        99.55

GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                                     26014678.45        99.69

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE AGGRESSIVE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                                    70767363.688        98.94

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE CONSERVATIVE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                                    41224793.259        99.67

GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                                                   106161043.631        99.21

                                                                PERCENT OF THE
                                                                 CLASS TOTAL
                                                                ASSETS HELD BY
FUND/CLASS                                     NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT MID CAP GROWTH FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          2892870.764         76.33

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                           896852.865         23.67

GARTMORE GVIT MID CAP GROWTH FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          5141325.952         97.82

GARTMORE GVIT MID CAP GROWTH FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                           608107.878         99.99

GARTMORE GVIT MID CAP GROWTH FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            42755.392        100.00

GARTMORE GVIT MONEY MARKET FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                       1310229694.341         97.68

GARTMORE GVIT MONEY MARKET FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          54680862.95         65.15

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                          29248962.45         34.85

                                                             PERCENT OF THE
                                                               CLASS TOTAL
                                                             ASSETS HELD BY
FUND/CLASS                                  NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT MONEY MARKET FUND CLASS V

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                      382015834.61         86.36

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                       60312055.82         13.64

GARTMORE GVIT MONEY MARKET FUND CLASS  II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                      310757309.49        100.00

GARTMORE GVIT NATIONWIDE FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                     116349558.358         91.29

GARTMORE GVIT NATIONWIDE FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                         75640.601        100.00

GARTMORE GVIT NATIONWIDE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                       1122157.218        100.00

GARTMORE GVIT NATIONWIDE FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                      13387399.364         90.72

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                       1369771.977          9.28

                                                                    PERCENT OF THE
                                                                      CLASS TOTAL
                                                                    ASSETS HELD BY
FUND/CLASS                                         NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT NATIONWIDE LEADERS FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              978675.075          88.78

GARTMORE GVIT NATIONWIDE LEADERS FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                               89240.284         100.00

GARTMORE GVIT U.S. GROWTH LEADERS FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             1008275.748         100.00

GARTMORE GVIT U.S. GROWTH LEADERS FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             2734441.299          99.75

GARTMORE GVIT U.S. GROWTH LEADERS FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              418777.159          86.06

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                               59839.077          12.30

GARTMORE GVIT WORLDWIDE LEADERS FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             2589989.619          96.89

                                                                  PERCENT OF THE
                                                                    CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                       NO. OF SHARES   THE SHAREHOLDER
GARTMORE GVIT WORLDWIDE LEADERS FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             756530.556         99.94

GVIT EQUITY 500 INDEX FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                           24115588.406         73.30

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            8784825.345         26.70

GVIT SMALL CAP GROWTH FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            9298939.069         97.85

GVIT SMALL CAP GROWTH FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            1074405.415        100.00

GVIT SMALL CAP GROWTH FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                              64677.209        100.00

GVIT SMALL CAP VALUE FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            55761460.24         97.60

                                                       PERCENT OF THE
                                                         CLASS TOTAL
                                                       ASSETS HELD BY
FUND/CLASS                            NO. OF SHARES   THE SHAREHOLDER
GVIT SMALL CAP VALUE FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                  3298868.25        100.00

GVIT SMALL CAP VALUE FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                  131147.516        100.00

GVIT SMALL CAP VALUE FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                 3039585.281         64.82

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                 1462100.086         32.48

GVIT SMALL COMPANY FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                34108633.633         97.60

GVIT SMALL COMPANY FUND CLASS II

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                 2109026.217        100.00

GVIT SMALL COMPANY FUND CLASS III

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                    56979.36        100.00

                                                                  PERCENT OF THE
                                                                    CLASS TOTAL
                                                                  ASSETS HELD BY
FUND/CLASS                                       NO. OF SHARES   THE SHAREHOLDER
GVIT SMALL COMPANY FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            1342034.181        70.54

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                             553513.122        29.20

JP MORGAN GVIT BALANCE FUND CLASS IV

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            3887421.038        77.19

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                            1148915.718        22.81

JP MORGAN GVIT BALANCED FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                           17867925.954        94.41

VAN KAMPEN GVIT MULTI-SECTOR BOND FUND CLASS I

NATIONWIDE INVESTMENT SERVICES CORP
C/O IPO PORTFOLIO ACCOUNTING
PO BOX 182029
COLUMBUS  OH  432192029                           24233756.328        96.84

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, they are deemed to have "control" over matters which are subject a vote of the Fund's shares.



DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment advisers, principal underwriter or affiliated persons of the Funds' investment advisers or principal underwriter. The Trust's general policy with respect to the release of portfolio holdings is to withhold release of information regarding the securities that comprise a Fund's portfolio on any given date, until at least 15 days after such date and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. The policy and related procedures are applicable to the Funds' respective investment advisers, and any sub-advisers to the Funds. The Funds apply this policy uniformly to all including individual and institutional investors; intermediaries; affiliated persons of the Funds; and to all third party service providers and rating agencies except in the limited exceptions specifically set forth below. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings, until such time as the information is made available to all shareholders or the general public.

Exceptions to the portfolio holdings release policy described above can only be authorized by the Chief Investment Officer, the Chief Administration Officer or their duly authorized delegate and will be made only when:

         o A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
         o The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
         o The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds' fiduciary duties.

Portfolio holdings information that is not publicly available will be released selectively and only pursuant to the exceptions described above. In most cases where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 days old. Nevertheless, the Chief Investment Office, The Chief Administrative Officer or their duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holding information . The Funds currently post the top ten portfolio holdings for each Fund on the Trust's public Internet site at www.gartmorefunds.com. The top ten portfolio holdings are updated quarterly and are available fifteen days after the end of each quarter end. The Funds also disclose their complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds' fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds' fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

Under this policy, the receipt of compensation by a Fund, an investment adviser, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information is not be deemed a legitimate business purpose and is strictly forbidden. .

Eligible third parties to whom portfolio holdings information may be released in connection with the Funds' legimate business purpose for releasing such information in advance of general release include the following:

         o Data consolidators (including ratings agencies);
         o Fund rating/ranking services and other data providers; and
         o Service providers to the Funds.

If portfolio holdings information is disclosed to third parties in violation of any provision of this policy, the information will be immediately filed with the SEC, or by another method or combination of methods that is reasonably designed to effect broad, non-exclusionary distribution of the information to the public.

The Funds' investment advisers conducts periodic reviews of compliance with the policy and the Funds' CCO provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. The investment advisers' compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.
                                       74

TRUSTEES AND OFFICERS OF THE TRUST

MANAGEMENT INFORMATION

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS


                                       TERM OF                                  NUMBER OF
                                       OFFICE                                  PORTFOLIOS
                                        WITH                                    IN FUND
                                       TRUST -                                  COMPLEX         OTHER
                       POSITION(S)    LENGTH OF             PRINCIPAL           OVERSEEN    DIRECTORSHIPS
   NAME, ADDRESS,       HELD WITH       TIME              OCCUPATION(S)            BY            HELD
       AND AGE             FUND        SERVED*      DURING PAST FIVE YEARS      TRUSTEE      BY TRUSTEE**
-------------------   ------------   -----------   -------------------------   ----------   -------------
Charles E. Allen         Trustee         Since     Mr. Allen is Chairman,         84            None
                                       July 2000   Chief Executive Officer
c/o Gartmore                                       and President of
Global Investments,                                Graimark Realty
Inc. 1200 River                                    Advisors, Inc. (real
Road, Suite 1000,                                  estate development,
Conshohocken, PA                                   investment and asset
19428                                              management).(1)

Age 57

Paula H.J.               Trustee      Since July   Ms. Cholmondeley is an         84           Albany
Cholmondeley                             2000      independent strategy                     International
                                                   consultant.
c/o Gartmore                                       Ms. Cholmondeley was
Global Investments,                                Vice President and
Inc. 1200 River                                    General Manager of
Road, Suite 1000,                                  Specialty Products at
Conshohocken, PA                                   Sappi Fine Paper North
19428                                              America (1998 - 2004),
                                                   and, held various
Age 57                                             positions with Owens
                                                   Corning, including Vice
                                                   President and General
                                                   Manager of the
                                                   Residential Insulation
                                                   Division (1997 to 1998).

C. Brent DeVore          Trustee      Since 1990   Dr. DeVore is President        84            None
                                                   of Otterbein College.
c/o Gartmore
Global Investments,
Inc. 1200 River
Road, Suite 1000,
Conshohocken, PA
19428

Age 64

Phyllis Kay Dryden       Trustee         Since     Ms. Dryden was a               84            None
                                       December    former Managing
c/o Gartmore                             2004      Partner of march FIRST,

                                       TERM OF                                  NUMBER OF
                                       OFFICE                                  PORTFOLIOS
                                        WITH                                    IN FUND
                                       TRUST -                                  COMPLEX         OTHER
                       POSITION(S)    LENGTH OF             PRINCIPAL           OVERSEEN    DIRECTORSHIPS
   NAME, ADDRESS,       HELD WITH       TIME              OCCUPATION(S)            BY            HELD
       AND AGE             FUND        SERVED*      DURING PAST FIVE YEARS      TRUSTEE      BY TRUSTEE**
-------------------   ------------   -----------   -------------------------   ----------   -------------
Global Investments,                                a global management
Inc.1200 River                                     consulting  firm prior to
Road, Suite 1000,                                  2002.
Conshohocken, PA
19428

Age 57

Barbara L.              Trustee          Since     Retired; Ms. Hennigar is        84           None
Hennigar                              July 2000    the former Chairman of
                                                   Oppenheimer Funds
c/o Gartmore                                       Services and
Global Investments,                                Shareholder Services
Inc. 1200 River                                    Inc. Ms. Hennigar held
Road, Suite 1000,                                  this position from
Conshohocken, PA                                   October 1999 to June,
19428                                              2000. Prior to that, she
                                                   served as President and
Age 69                                             Chief Executive Officer
                                                   of Oppenheimer Funds
                                                   Services.

Barbara I. Jacobs       Trustee          Since     Ms. Jacobs has served as        84           None
                                       December    Chairman of the Board
c/o Gartmore                             2004      of Directors of KICAP
Global Investments,                                Network Fund, a
Inc. 1200 River                                    European (United
Road, Suite 1000,                                  Kingdom) hedge fund,
Conshohocken, PA                                   since December 2000.
19428                                              Prior to 2004, Ms.
                                                   Jacobs was also a
Age 54                                             Managing Director and
                                                   European Portfolio
                                                   Manager of CREF
                                                   Investments (Teachers
                                                   Insurance and Annuity
                                                   Association -- College
                                                   Retirement Equities
                                                   Fund).

Douglas F. Kridler      Trustee         Since      Mr. Kridler is the              84           None
                                      September    President and Chief
c/o Gartmore                            1997       Executive Officer of the
Global Investments,                                Columbus Foundation,
Inc. 1200 River                                    Columbus, OH based (a
Road, Suite 1000,                                  foundation which
Conshohocken, PA                                   manages over 1,000
19428                                              individual endowment
                                                   funds). Prior to January
Age 49                                             31, 2002, Mr. Kridler

                                       TERM OF                                  NUMBER OF
                                       OFFICE                                  PORTFOLIOS
                                        WITH                                    IN FUND
                                       TRUST -                                  COMPLEX         OTHER
                       POSITION(S)    LENGTH OF             PRINCIPAL           OVERSEEN    DIRECTORSHIPS
   NAME, ADDRESS,       HELD WITH       TIME              OCCUPATION(S)            BY            HELD
       AND AGE             FUND        SERVED*      DURING PAST FIVE YEARS      TRUSTEE      BY TRUSTEE**
-------------------   ------------   -----------   -------------------------   ----------   -------------
                                                   was the President of the
                                                   Columbus Association
                                                   for the Performing Arts
                                                   and Chairman of the
                                                   Greater Columbus
                                                   Convention and Visitors
                                                   Bureau.

Michael D.              Trustee         Since      Mr. McCarthy serves as:         84           None
McCarthy                              December     the Founder and
                                        2004       Chairman of The Eureka
c/o Gartmore                                       Foundation (which
Global Investments,                                sponsors and funds the
Inc. 1200 River                                    "Great Museums" series
Road, Suite 1000,                                  on PBS); and a Partner
Conshohocken, PA                                   of Pineville Properties
19428                                              LLC (a commercial real
                                                   estate development
Age 57                                             Firm).

David C. Wetmore      Trustee and       Since      Retired; Mr. Wetmore was         84           None
                        Chairman        1995       formerly a Managing Director
c/o Gartmore                                       of Updata Capital, Inc., a
Global Investments,                                venture capital firm.
Inc. 1200 River
Road, Suite 1000,
Conshohocken, PA
19428

Age 56


(1) Mr. Allen owns a 51% interest in Graimark Realty Advisors, Inc., a 67% owner of G/W Jefferson-St Jean LLC ("Jefferson-St"), a real estate development company. Until July 28, 2004, Jefferson-St had a construction loan, guaranteed by Mr. Allen, in the principal amount of $12.5 million ("Construction Loan"), from Bank One, NA, obtained in August, 2002. On July 1, 2004, Bank One Corporation merged with and into J.P. Morgan Chase & Co. (the "Merger"). Bank One Corporation was the parent company of Bank One, N.A. J.P. Morgan Chase & Co. is the parent company of J.P. Morgan Investment Management, Inc., subadviser of two of the Funds of the Trust. On July 28, 2004, the Construction Loan was refinanced with an unaffiliated permanent lender. Neither Mr. Allen, nor the Trust's management, believes that the Construction Loan, secured well in advance of the Merger, and refinanced within 28 days following the completion of the Merger, should result in Mr. Allen having a material business relationship with an investment adviser (or subadviser) or controlling person of an investment adviser (or subadviser) of the Trust.


* The term of office length is until a director resigns or reaches a mandatory retirement age of 70.


** Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

TRUSTEES WHO ARE INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) AND OFFICERS OF THE FUNDS


                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                      TERM OF                                   IN FUND
                                      OFFICE -                                  COMPLEX            OTHER
                       POSITION(S)    LENGTH OF             PRINCIPAL           OVERSEEN       DIRECTORSHIPS
   NAME, ADDRESS,       HELD WITH       TIME              OCCUPATION(S)            BY               HELD
       AND AGE             FUND       SERVED(1)     DURING PAST FIVE YEARS      TRUSTEE        BY TRUSTEE(2)
-------------------   ------------   -----------   -------------------------   ----------   -------------------
Paul J. Hondros          Trustee      Since July   Mr. Hondros is President       84(3)            None
                                         2000      and Chief Executive
Gartmore Global                                    Officer of Gartmore
Investments, Inc.                                  Distribution Services,
1200 River Road,                                   Inc. (1), Gartmore
Suite 1000,                                        Investor Services, Inc.
Conshohocken, PA                                   (1), Gartmore Morley
19428                                              Capital Management,
                                                   Inc.(1), Gartmore Morley
Age 56                                             Financial Services,
                                                   Inc.(1), NorthPointe
                                                   Capital, LLC(1),
                                                   GGAMT(1), GGI(1),
                                                   GMF(1),and GSA(1) and a
                                                   Director of Nationwide
                                                   Securities, Inc..(1) as
                                                   well as several entities
                                                   within Nationwide
                                                   Financial Services, Inc.

Arden L. Shisler         Trustee      February     Mr. Shisler is President        84          Director of
                                        2000       and Chief Executive                          Nationwide
c/o Gartmore Global                                Officer of K&B                           Financial Services,
Investments, Inc.                                  Transport, Inc., a                              Inc.
1200 River Road,                                   trucking firm, Chairman
Suite 1000,                                        of the Board for
Conshohocken, PA                                   Nationwide Mutual
19428                                              Insurance Company(1) and
                                                   a Director of Nationwide
Age 63                                             Financial Services, Inc.*

Gerald J. Holland       Treasurer        Since     Mr. Holland is Senior           84              None
                                      March 2001   Vice President -
Gartmore Global                                    Operations for GGI(1),
Investments, Inc.                                  GMF(1) and GSA.(1) He
1200 River Road,                                   was Assistant Treasurer
Suite 1000,                                        to the Funds. Prior to
Conshohocken, PA                                   July 2000, he was Vice
19428                                              President for First Data
                                                   Investor Services, an
Age 53                                             investment company
                                                   service provider.

                                                                               NUMBER OF
                                                                               PORTFOLIOS
                                      TERM OF                                   IN FUND
                                      OFFICE -                                  COMPLEX         OTHER
                       POSITION(S)    LENGTH OF             PRINCIPAL           OVERSEEN    DIRECTORSHIPS
   NAME, ADDRESS,       HELD WITH       TIME              OCCUPATION(S)            BY            HELD
       AND AGE             FUND       SERVED(1)     DURING PAST FIVE YEARS      TRUSTEE     BY TRUSTEE(2)
-------------------   ------------   -----------   -------------------------   ----------   -------------
                                                   service provider.

Eric E. Miller          Secretary       Since      Mr. Miller is Senior Vice       84           None
                                      December     President, Chief Counsel
Gartmore Global                         2002       for GGI, (1) GMF, (1)
Investments, Inc.                                  and GSA(1). Prior to
1200 River Road,                                   August 2002, he was a
Suite 1000,                                        Partner with Stradley
Conshohocken, PA                                   Ronon Stevens & Young,
19428                                              LLP.

Age 51


(1) This position is held with an affiliated person or principal underwriter of the Funds.
(2) Directorships held in (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to
     Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.
(3) Mr. Hondros is also an Administrative Committee Member for The Alphagen Arneb Fund, LLC, The Healthcare Fund LDC, The Leaders Long-Short Fund, LLC and The Leaders Long-Short Fund LDC four private investment companies (hedge funds) managed by GSA*.

RESPONSIBILITIES OF THE BOARD OF TRUSTEES

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

BOARD OF TRUSTEE COMMITTEES

     The Board of Trustees has four standing committees: Audit, Pricing and Valuation (anticipated to be renamed as effective June 2005) ("Valuation and Operations") , Nominating and Fund Governance and Performance Committees.


     The purposes of the Audit Committee are to: (a) oversee the Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; (c) ascertain the independence of the Trust's independent auditors; (d) act as a liaison between the Trust's independent auditors and the Board; (e) approve the engagement of the Trust's independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust's investment advisers (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment advisers if the engagement relates to the Trust's operations and financial reporting; and (f) meet and consider the reports of the Trust's independent auditors. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust's shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met six times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Ms. Cholmondeley (Chairman), Ms. Jacobs and Mr. Wetmore.

     The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust's Valuation Procedures, applicable to all of the Trust's portfolio securities; (b) oversee the implementation and operation of the Trust's Rule 2a-7 Procedures, applicable to the Trust's money market fund series; and effective June 2005, as anticipated, (c) oversee the Trust's portfolio brokerage practices; and (d) oversee distribution of the Trust's shares of beneficial interest. The Valuation and Operation Committee met five times during the past fiscal year and currently consists of the following Trustees, Mr. Kridler (Chairman), Mr. DeVore, Ms. Dryden, Ms.
Hennigar and Mr. McCarthy, each of whom is not an interested person of the Trust, as defined in the 1940 Act.




     The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures (including the Board's effectiveness, Trustee retirement, Trustee investment in the Funds and the process by which the Trust's principal service providers are evaluated); (4) periodic review of Trustee compensation; (5) review of the responsibilities and composition of each Board committee, as necessary; (6) monitoring of the performance of legal counsel employed by the independent Trustees, supervision of counsel for the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust's management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met seven times during the past fiscal year and currently consists of the following Trustees: Ms. Cholmondeley, Mr. DeVore (Chairman), Ms. Dryden and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act. The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust's Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust's Secretary at attn: Secretary, Gartmore Variable Insurance Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connecting with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.



     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, Rule 12b-1 fees, and administrative service fees as the Committee deems to be necessary and appropriate; and (4) to review and monitor the performance of the Trust's funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Ms. Hennigar (Chairperson), Mr. Allen, Ms. Jacobs, Mr. McCarthy and Mr. Shisler, each of whom (except Mr. Shisler) is not an interested person of the Trust, as defined in the 1940 Act.

OWNERSHIP OF SHARES OF GARTMORE FUNDS AS OF DECEMBER 31, 2004


                                                                AGGREGATE DOLLAR RANGE OF
                                                             EQUITY SECURITIES AND/OR SHARES
                                DOLLAR RANGE OF EQUITY         IN ALL REGISTERED INVESTMENT
                           SECURITIES AND/OR SHARES IN THE   COMPANIES OVERSEEN BY TRUSTEE IN
    NAME OF TRUSTEE                    FUNDS*                 FAMILY OF INVESTMENT COMPANIES
------------------------   -------------------------------   --------------------------------
Charles E. Allen,                        None                       $10,001-$50,000
Paula H.J.  Cholmondeley                 None                       $50,001-$100,000
C. Brent DeVore                          None                       Over $100,000
Phyllis Kay Dryden                       None                       $1-$10,000
Robert M. Duncan                         None                       Over $100,000
Barbara L. Hennigar                      None                       $1-$10,000
Barbara I. Jacobs                        None                       $10,001-$50,000
Thomas J. Kerr, IV                       None                       Over $100,000
Douglas F. Kridler                       None                       $10,001-$50,000
Michael D. McCarthy                      None                       None
David C. Wetmore                         None                       Over $100,000
Paul J. Hondros                          None                       Over $100,000
Arden L. Shisler                         None                       Over $100,000


* Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.

OWNERSHIP IN THE FUND'S INVESTMENT ADVISERS(1), SUBADVISERS(2) OR DISTRIBUTOR(3) AS OF DECEMBER 31, 2004

TRUSTEES WHO ARE NOT INTERESTED PERSONS (AS DEFINED IN THE 1940 ACT) OF THE
FUNDS


                         NAME OF
                       OWNERS AND               TITLE OF CLASS
                      RELATIONSHIPS   NAME OF         OF          VALUE OF    PERCENT OF
  NAME OF TRUSTEE      TO TRUSTEE     COMPANY      SECURITY      SECURITIES     CLASS
-------------------   -------------   -------   --------------   ----------   ----------
Charles E. Allen           N/A          N/A          N/A            None         N/A
Paula H.J.                 N/A          N/A          N/A            None         N/A
Cholmondeley
C. Brent DeVore            N/A          N/A          N/A            None         N/A
Phyllis Kay Dryden         N/A          N/A          N/A            None         N/A
Robert M. Duncan           N/A          N/A          N/A            None         N/A
Barbara L. Hennigar        N/A          N/A          N/A            None         N/A
Barbara I. Jacobs          N/A          N/A          N/A            None         N/A
Thomas J. Kerr, IV         N/A          N/A          N/A            None         N/A
Douglas F. Kridler         N/A          N/A          N/A            None         N/A
Michael D.                 N/A          N/A          N/A            None         N/A
McCarthy
David C. Wetmore           N/A          N/A          N/A            None         N/A

(1) Investment advisers include Gartmore Mutual Fund Capital Trust and Gartmore Global Asset Management Trust.


(2) As of December 31, 2004, subadvisers include The Dreyfus Corporation, Federated Investment Management Company, Gartmore Global Partners, J.P. Morgan Investment Management Inc., Neuberger Berman, LLC, Morgan Stanley Investment Management, Inc., Waddell & Reed Investment Management Company, Van Kampen Asset Management, Inc. SsgA Funds Management, Inc., Oberwess Asset Management, Inc. and American Century Investments, Inc.

(3) Or any company, other than an investment company, that controls a Fund's adviser or distributor. The distributor is Gartmore Distribution Services, Inc.

COMPENSATION OF TRUSTEES

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. Each Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburse the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement, for the fiscal year ended December 31, 2004. In addition, the table sets forth the total compensation to be paid to the Trustees from all the Gartmore Funds for the fiscal year ended December 31, 2004. Trust officers receive no compensation from the Trust in their capacity as officers.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.


                                            PENSION
                                          RETIREMENT
                        AGGREGATE      BENEFITS ACCRUED   ESTIMATED ANNUAL         TOTAL
                       COMPENSATION    AS PART OF TRUST    BENEFITS UPON     COMPENSATION FOR
NAME OF TRUSTEE(1)    FROM THE TRUST       EXPENSES          RETIREMENT       THE COMPLEX(2)
-------------------   --------------   ----------------   ----------------   ----------------
Charles E. Allen        $  31,625            NA                  NA             $  64,250
Paula H.J.                 33,667            NA                  NA                67,083
Cholmondeley
C. Brent DeVore            30,000            NA                  NA                60,000
Barbara L. Hennigar        33,875            NA                  NA                69,250
Paul J. Hondros(3)           NA              NA                  NA                 NAF
Douglas F. Kridler         31,875            NA                  NA                63,750
Arden L. Shisler           26,000            NA                  NA                52,000
David Wetmore              33,750            NA                  NA                67,500



     (1) Phyllis Kay Dryden, Barbara I. Jacobs and Michael D. McCarthy were elected Trustees on December 23, 2004 and received no compensation for the fiscal year ended December 31, 2004.



     (2) On December 31, 2004, the Fund Complex included two trusts comprised of 84 investment company funds or series.



     (3) Does not receive compensation from the Trust for meeting attendance or being a Trustee.


CODE OF ETHICS

     Federal law requires the Trust, each of its investment advisers, subadvisers, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).

INVESTMENT ADVISORY AND OTHER SERVICES

TRUST EXPENSES

     The Trust pays the compensation of the Trustees who are not employees of Gartmore Global Investments, Inc. ("GGI"), or its affiliates, and all expenses, including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. The Advisers may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

INVESTMENT ADVISERS

     GMF oversees the management of each of the Funds, other than the Gartmore GVIT Developing Markets, Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services and Gartmore GVIT Global Utilities Funds, for which GGAMT oversees management. GMF and GGAMT (together, the "Advisers") manage the Funds pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments and the Advisers, GDSI or one of their affiliates pay, out of their respective profits, additional fees to insurance companies, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for aid in distribution or for aid in providing administrative services to variable insurance contract holders.

     The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial period of not more than two years, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

     GMF, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of Gartmore Global Investments, Inc., a holding company which is an indirect, majority-owned subsidiary of GGAMT, also located at 1200 River Road, Suite 1000, Conshohocken, PA 19428. GGAMT, which is a registered investment adviser, is a wholly owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

     Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

     Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

     For services provided under the Investment Advisory Agreement, GMF receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:


              FUND                                  ASSETS                INVESTMENT ADVISORY FEE
-------------------------------------   -------------------------------   -----------------------
Van Kampen GVIT Comstock Value Fund     $0 up to $50 million                       0.80%
                                        $50 million up to $250 million             0.65%
                                        $250 million up to $500 million            0.60%
                                        $500 million and more                      0.55%

Dreyfus GVIT International Value Fund   $0 up to $500 million                      0.75%
                                        $500 million up to $2 billion              0.70%
                                        $2 billion or more                         0.65%

Dreyfus GVIT Mid Cap Index Fund         $0 up to $250 million                      0.30%
                                        $250 million up to $500 million            0.29%
                                        $500 million up to $750 million            0.28%
                                        $750 million up to $1 billion              0.27%
                                        $1 billion and more                        0.25%

Federated GVIT High Income Bond Fund    $0 up to $50 million                       0.80%
                                        $50 million up to $250 million             0.65%
                                        $250 million up to $500 million            0.60%
                                        $500 million and more                      0.55%

Gartmore GVIT Global Health Sciences    $0 up to $500 million                      1.00%
   Fund (1)
                                        $500 million up to $2 billion              0.95%
                                        $2 billion and more                        0.90%

Gartmore GVIT Global Technology and     $0 up to $500 million                      0.98%
   Communications Fund (1)
                                        $500 million up to $2 billion              0.93%
                                        $2 billion and more                        0.88%

Gartmore GVIT Government Bond Fund      $0 up to $250 million                      0.50%
                                        $250 million up to $1 billion              0.475%
                                        $1 billion up to $2 billion                0.45%
                                        $2 billion up to $5 billion                0.425%
                                        $5 billion and more                        0.40%

Gartmore GVIT Growth Fund               $0 up to $250 million                      0.60%
                                        $250 million up to $1 billion              0.575%
                                        $1 billion up to $2 billion                0.55%
                                        $2 billion up to $5 billion                0.525%
                                        $5 billion and more                        0.50%

FUND                                           ASSETS                                    INVESTMENT ADVISORY FEE
Gartmore GVIT Investor Destinations:           All assets                                0.13%
   Aggressive Fund
   Moderately Aggressive Fund
   Moderate Fund
   Moderately Conservative Fund
   Conservative Fund

Gartmore GVIT Mid Cap Growth Fund              $0 up to $200 million                     0.75%
                                               $200 million and more                     0.70%

Gartmore GVIT Money Market Fund                $0 up to $1 billion                       0.40%
                                               $1 billion up to $2 billion               0.38%
                                               $2 billion up to $5 billion               0.36%
                                               $5 billion and more                       0.34%

Gartmore GVIT Money Market Fund II             $0 up to $1 billion                       0.50%
                                               $1 billion up to $2 billion               0.48%
                                               $2 billion up to $5 billion               0.46%
                                               $5 billion and more                       0.44%

Gartmore GVIT Nationwide Fund                  $0 up to $250 million                     0.60%
                                               $250 million up to $1 billion            0.575%
                                               $1 billion up to $2 billion               0.55%
                                               $2 billion up to $5 billion              0.525%
                                               $5 billion and more                       0.50%

Gartmore GVIT Nationwide Leaders Fund (1)      $0 up to $500 million                     0.90%
                                               $500 million up to $2 billion             0.80%
                                               $2 billion and more                       0.75%

Gartmore GVIT Nationwide Principal             0.40% of the Fund's average daily net
   Protected Fund (2)                            assets during Offering Period

                                               0.60% of the Fund's average daily net
                                                 assets during Guarantee Period and
                                                 Post Guarantee Period

Gartmore GVIT U.S. Growth Leaders Fund (3)     $0 up to $500 million                     0.90%
                                               $500 million up to $2 billion             0.80%
                                               $2 billion and more                       0.75%

Gartmore GVIT Worldwide Leaders Fund (1)       $0 up to $50 million                      1.00%
                                               $50 million and more                      0.95%

FUND                                           ASSETS                                    INVESTMENT ADVISORY FEE
GVIT Equity 500 Index Fund                     $0 up to $1.5 billion                     0.24%
                                               $1.5 billion up to $3 billion             0.23%
                                               $3 billion and more                       0.22%

GVIT Small Company Fund                        All assets                                0.93%

GVIT Small Cap Growth Fund                     All assets                                0.95%

GVIT Small Cap Value Fund                      $0 up to $200 million                     0.90%
                                               $200 million and more                     0.85%

J.P. Morgan GVIT Balanced Fund                 $0 up to $100 million                     0.75%
                                               $100 million and more                     0.70%

Van Kampen GVIT Multi Sector Bond Fund         $0 up to $200 million                     0.75%
                                               $200 million and more                     0.70%




     (1) Upon effectiveness and implementation of a performance fee structure for such Fund the base advisory fee will be reduced by 0.10% at each breakpoint.



     (2) Fee Structure for the Gartmore GVIT Nationwide Principal Protected Fund. The fund has an Offering Period, a Guarantee Period and a Post Guarantee Period, if the Fund enters a "Zero Coupon Investment Period" as described in the Fund's registration statement, the advisory fee will be decreased to 0.25% for the remainder of the Guarantee Period.


     (3) The investment advisory fee noted is a base fee and actual fees may be higher or lower depending on the Fund's performance relative to its benchmark, the S&P 500 Index. If the Fund outperforms its benchmark by a set amount, the Fund will pay higher investment advisory fees. Conversely, if the Fund underperforms its benchmark by a set amount, the Fund will pay lower fees.


PERFORMANCE FEES - GARTMORE GVIT U.S. GROWTH LEADERS FUND

     As described above and in the Fund's Prospectus, the Gartmore GVIT U.S. Growth Leaders Fund is subject to a base investment advisory fee that may be adjusted if the Fund out- or under-performs its stated benchmark over a 36-month period. Set forth below is further information about the advisory fee arrangements of the Fund:

                                                                               HIGHEST POSSIBLE     LOWEST POSSIBLE
                                        REQUIRED EXCESS                        ADVISORY FEE AT     ADVISORY FEE AT
    FUND               BENCHMARK          PERFORMANCE      BASE ADVISORY FEE   EACH BREAK POINT    EACH BREAK POINT
Gartmore GVIT        S&P 500 Index            12.0%         0.90% for assets         1.12%               0.68%
U.S. Growth                                                 up to $500 million,

Leaders Fund                                                0.80% for assets         0.98%               0.62%
                                                            of $500 million
                                                            and more but
                                                            less than $2
                                                            billion,

                                                            0.75% for assets         0.91%               0.59%
                                                            of $2 billion
                                                            and more

The performance adjustment for the Gartmore GVIT U.S. Growth Leaders Fund works as follows. If the Fund outperforms its benchmark, the S&P 500 Index, by more than 12.0% over a rolling 36-month period, the advisory fees for the quarter will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a rolling 36-month period, the advisory fees for the quarter would go down to 0.68%. In the event that the Fund outperforms or underperforms its benchmark by less than 12% over a rolling 36-month period, no adjustment will take place and GMF will receive the applicable base fee.

The base rate and the performance rate are applied separately. The base rate (as may be reduced by any applicable base advisory fee breakpoints) is applied to the Gartmore GVIT U.S. Growth Leaders Fund's average net assets over the current quarter, while the performance adjustment percentage is applied to the Gartmore GVIT U.S. Growth Leaders Fund's average net assets over the rolling 36-month performance period. The corresponding dollar values are then added to arrive at the overall GMF advisory fee for the current period.

By way of example, assume the Gartmore GVIT U.S. Growth Leaders Fund's performance adjustment rate of 0.22% is achieved by comparing performance of the Fund to its benchmark index over the rolling 36-month period ended December 31, 2004. Further assume that Gartmore is earning a base advisory fee at an annualized rate of 0.90%. GMF would receive as its fee for the quarter ending December 31, 2004 1/4th of the annualized rate of 0.90% times the Fund's average net assets for the quarter, plus 1/4th the annualized rate of 0.22% times the Fund's average net assets over the rolling 36-month period ended December 31, 2004. It is important to note that by charging the base fee and the performance fee on average net assets over a quarter and rolling 36-month period, respectively, the fees would be higher in times of generally declining net assets (due to either a market decline or net redemptions) than if the fees were charged based on the value of current net assets. Conversely, in times of generally increasing net assets (due to either a market increase or net purchases) the fees generally would be lower than if the fees were charged on the basis of current net assets.

     For the services it provides under its Investment Advisory Agreement with the Trust, GGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:


                FUND                                  ASSETS                         INVESTMENT ADVISORY FEE
Gartmore GVIT Emerging Markets Fund (1)  $0 up to $500 million                                  1.15%
Gartmore GVIT Developing Markets Fund(1) $500 million up to $2 billion  `                       1.10%
                                         $2 billion and more                                    1.05%

Gartmore GVIT Global Financial           $0 up to $500 million                                  1.00%
   Services Fund (1)
                                         $500 million up to $2 billion                          0.95%
                                         $2 billion and more                                    0.90%

Gartmore GVIT Global Utilities Fund      $0 up to $500 million                                  0.80%
   (1)
                                         $500 million up to $2 billion                          0.75%
                                         $2 billion and more                                    0.70%

Gartmore GVIT International Growth       $0 up to $500 million                                  1.00%
   Fund (1)
                                         $500 million up to $2 billion                          0.95%
                                         $2 billion and more                                    0.90%

Gartmore GVIT European Leaders Fund      All Assets                                             1.00%
Gartmore GVIT Global Small Companies     All Assets                                             1.15%
   Fund
Gartmore GVIT OTC Fund                   All Assets                                             1.00%
Gartmore GVIT Asia Pacific Leaders Fund  All Assets                                             1.00%



(1) Upon effectiveness and implementation of a performance fee structure for such Fund the base advisory fee will be reduced by 0.10% at each breakpoint.

          LIMITATION OF FUND EXPENSES

         In the interest of limiting the expenses of those Funds for whom GMF and GGAMT serve as investment adviser, the Advisers may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of those Funds. In this regard, the Advisers have entered into expense limitation agreements with the Trust on behalf of certain of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, GMF and GGAMT have agreed to waive or limit their fees and to assume other expenses (except generally for Rule 12b-1 fees and administrative services fees and other expenses listed below) to the extent necessary to limit the total annual operating expenses of each Class of each such Fund as described below. For a few Funds, however, as noted below, Rule 12b-1 fees and administrative services fees are not excluded from the expense limitations. Please note that the waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

With respect to Gartmore GVIT Global Technology and Communications Fund, Gartmore GVIT Emerging Markets Fund, Gartmore GVIT Global Small Companies Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT OTC Fund , Gartmore GVIT Developing Markets Fund, Van Kampen GVIT Comstock Value Fund, Gartmore GVIT Mid Cap Growth Fund, Gartmore GVIT Money Market Fund, Gartmore GVIT Nationwide Leaders Fund, Gartmore GVIT U.S. Growth Leaders Fund, GVIT Equity 500 Index Fund, J.P. Morgan GVIT Balanced Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund and Gartmore GVIT Nationwide Principal Protected Fund, GMF and GGAMT (as applicable) may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by the Advisers pursuant to the Expense Limitation Agreements at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by GMF or GGAMT is not permitted.

         Until at least May 1, 2006, as listed for the Funds below, GMF or GGMAT (as applicable) have agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding taxes, interest, brokerage commissions, short sale dividend expenses, and other expenditures which are capitalized in accordance with generally accepted recounting principles and other extraordinary expenses; in addition, Rule 12b-1 fees and administrative services fees are also excluded for certain Funds/classes.

         o Van Kampen GVIT Comstock Value Fund to 0.95% for Class IV shares(1)

         o Gartmore GVIT Global Technology and Communications Fund to 1.23% for Class I, Class II, Class III and Class VI shares

         o Gartmore GVIT Mid Cap Growth Fund to 0.95% for Class IV shares(1)

         o        Gartmore GVIT Money Market Fund to 0.50% for Class IV(1)

         o Gartmore GVIT Nationwide Leaders Fund to 1.10% for Class I, Class II and Class III shares

         o Gartmore GVIT U.S. Growth Leaders Fund to 1.15% for Class I, Class II and Class III shares

         o        GVIT Equity 500 Index Fund to 0.28% for Class IV shares(1)

         o        J.P. Morgan GVIT Balanced Fund to 0.91% for Class IV shares(1)

         o Gartmore GVIT Nationwide Principal Protected Fund to 1.80% during the Guarantee Period.(1)

         o Gartmore GVIT Developing Markets Fund to 1.40% for Class I and Class II shares

         o        Gartmore GVIT Emerging Markets Fund to 1.40% for Class I,
                  Class II, Class III and Class VI   shares

         o Gartmore GVIT International Growth Fund to 1.25% for Class I, Class II and Class III shares

         o Gartmore GVIT European Leaders Fund to 1.25% for Class I, Class II and Class III shares

         o Gartmore GVIT Asia Pacific Leaders Fund to 1.25% for Class I, Class II and Class III shares

         o Gartmore GVIT Global Small Companies Fund to 1.75% for shares of the Fund

         o        Gartmore GVIT OTC Fund to 1.60% for Class I shares of the Fund


     (1) The expense limits for each of these Funds and/or classes include Rule 12b-1 and administrative services fees.

     (2) If a Zero Coupon Investment Period begins before the end of the Guarantee Period, the expenses will be limited to not more than 1.25%. During the Offering Period the expenses will not exceed 0.85%. The applicable expense limitations for the Gartmore GVIT Nationwide Principal Protected Fund will continue until for at least seven years following the commencement of the Guarantee Period.


INVESTMENT ADVISORY FEES

During the fiscal years ended December 31, 2004, 2003 and 2002, GMF and GGAMT earned the following fees for investment advisory services:

                          GMF INVESTMENT ADVISORY FEES
                            YEAR ENDED DECEMBER 31,

                                               2004                       2003                         2002
                                        FEES          FEES          FEES          FEES           FEES          FEES
FUND                                   EARNED      REIMBURSED      EARNED      REIMBURSED       EARNED       REIMBURSED
Van Kampen GVIT Comstock Value Fund  $ 1,042,025  $     14,072  $     579,575   $    1,369  $      364,558  $      2,010
Dreyfus GVIT Mid Cap Index Fund        1,729,552            --      1,650,301           --       1,483,835         9,099
Federated GVIT High Income Bond
   Fund                                1,799,867            --      1,469,502           --         966,761         1,462
Gartmore GVIT Global Health              483,449            --        251,854           --          60,621           283

   Sciences Fund
Gartmore GVIT Global Technology
   and Communications Fund               481,042            --        296,055           --         127,706        12,725
Gartmore GVIT Government Bond Fund     6,852,605            --      9,298,363           --       8,012,931        34,402
Gartmore GVIT Growth Fund              1,584,149            --      1,455,860           --       1,629,378         5,420
Gartmore GVIT Investor
   Destinations Aggressive Fund          262,294            --         57,969           --           9,565            --
Gartmore GVIT Investor
   Destinations Moderately
   Aggressive Fund                       639,626            --        197,267           --          34,531            --
Gartmore GVIT Investor
   Destinations Moderate Fund          1,093,867            --        427,681           --          74,686            --
Gartmore GVIT Investor
   Destinations Moderately
   Conservative Fund                     448,236            --        227,792           --          44,759            --
Gartmore GVIT Investor
   Destinations Conservative Fund        297,436            --        190,521           --          45,578            --
Gartmore GVIT Mid Cap Growth Fund*     1,714,298        26,956      1,259,279       56,667       1,173,289         9,157
Gartmore GVIT Money Market Fund        7,815,113       116,217      9,726,372      103,443      10,905,161        72,552
Gartmore GVIT Money Market Fund II     1,260,628        66,379        725,312       55,283         301,549            87
Gartmore GVIT Nationwide Fund          9,249,645            --      8,525,802           --       8,810,734        30,518
Gartmore GVIT Nationwide Leaders
   Fund                                   83,129            --         75,462           --          62,833           155
Gartmore GVIT U.S. Growth Leaders
   Fund                                  541,421            --        319,836           --          43,696            --
Gartmore GVIT Worldwide Leaders
   Fund                                  328,432            --        292,715           --         466,112         1,585

                          GMF INVESTMENT ADVISORY FEES
                             YEAR ENDED DECEMBER 31,

                                              2004                       2003                       2002
                                                     FEES                       FEES                       FEES
FUND                                FEES EARNED   REIMBURSED   FEES EARNED   REIMBURSED   FEES EARNED   REIMBURSED
GVIT Small Company Fund              7,752,901          --      6,230,337          --     6,168,304           --
GVIT Small Cap Growth Fund           1,468,744          --      1,436,142          --     1,273,107        2,361
GVIT Small Cap Value Fund            6,896,988          --      5,006,130          --     5,178,959        8,215
J.P. Morgan GVIT Balanced Fund       1,679,634      32,438      1,425,777      20,093     1,085,968        4,486
Van Kampen GVIT Multi Sector
   Bond Fund                         1,728,249          --      1,670,732          --     1,412,997        7,344
GVIT Equity 500 Index Fund             664,149     414,515        596,364          --       666,797(1)        --
Dreyfus GVIT International Value
   Fund                                887,549          --        494,606          --       501,588(1)        --

-----------------------------
(1)  Fees paid by the Fund's predecessor to its predecessor investment adviser.
* Fees paid by the Gartmore GVIT Mid Cap Growth Fund prior to the reorganization of Market Street Mid Cap Growth Portfolio into the Fund. Market Street Mid Cap Growth Portfolio paid its advisers $666,433 and $634,366 for the period ended December 31, 2002.



                                                                     GGAMT Investment Advisory Fees
                                                                        Year Ended December 31,
                                           2004                             2003                             2002
                                           ----                             ----                             ----
Fund                             Fees Earned   Fees Reimbursed   Fees Earned           Fees     Fees Earned(1)   Fees Reimbursed
----                             -----------   ---------------   -----------           -----    --------------   ---------------
                                                                                  Reimbursed
                                                                                  ----------

Gartmore GVIT Developing
Markets Fund                      $1,809,874          --         $1,203,633        $157,602     $1,271,252(2)            --
Gartmore GVIT Emerging                                                                                                   --
Markets Fund                       1,017,564        39,447          424,844          --            253,775
Gartmore GVIT Global                                                                                                     --
Financial Services Fund              240,174          --             93,799          --             43,474
Gartmore GVIT Global
Utilities Fund                       144,025          --             46,438          --             23,520               220
Gartmore GVIT
International Growth Fund            116,076          --            105,600          --             90,776             2,992
--------------------

(1) Fees net of reimbursement.
(2) Fees paid by the Fund's predecessor to its predecessor investment adviser.


     The following Funds had not commenced operations as of December 31, 2004, and thus paid no investment advisory fees: Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT OTC Fund, Gartmore GVIT Global Small Companies Fund and Gartmore GVIT Nationwide Principal Protected Fund.




SUBADVISERS

The Subadvisers for certain of the Funds advised by the Advisers are as follows:


FUND                                                        SUBADVISER(S)
Van Kampen GVIT Comstock Value Fund                         Morgan Stanley Investment Management Inc. ("MSIM"),
                                                            d.b.a., Van Kampen Asset Management ("VKAM")
Federated GVIT High Income Bond Fund                        Federated Investment Management Company ("Federated")
Gartmore GVIT Worldwide Leaders Fund                        Gartmore Global Partners ("GGP")
Dreyfus GVIT Mid Cap Index Fund                             The Dreyfus Corporation ("Dreyfus")
J. P. Morgan GVIT Balanced Fund                             J.P. Morgan Investment Management Inc. ("J.P. Morgan")
Van Kampen GVIT Multi Sector Bond Fund                      MSIM
GVIT Small Cap Value Fund                                   Dreyfus, and J.P. Morgan(1)
GVIT Small Cap Growth Fund                                  Waddell & Reed Investment Management Company
                                                            ("WRIMCO") and Oberweis Asset Management, Inc.
                                                            ("OAM")(2)
GVIT Small Company Fund                                     American Century Investments, Inc. ("American
                                                            Century")(2), Dreyfus, MSIM(2),  Neuberger Berman,
                                                            WRIMCO(3), and GGP(4)
GVIT Equity 500 Index Fund                                  SSgA Funds Management, Inc.("SSgA")

FUND                                                    SUBADVISER(S)
Dreyfus GVIT International Value Fund                   Dreyfus
Gartmore GVIT Asia Pacific Leaders Fund,                GGP
Gartmore GVIT Developing Markets Fund,                  GGP
Gartmore GVIT Emerging Markets Fund,                    GGP
Gartmore GVIT European Leaders Fund,                    GGP
Gartmore GVIT Global Financial Services Fund,           GGP
Gartmore GVIT Global Small Companies Fund,              GGP
Gartmore GVIT Global Utilities Fund,                    GGP
Gartmore GVIT International Growth Fund,                GGP
and
Gartmore GVIT OTC Fund                                  GGP

----------------------
(1)  J.P. Morgan began service as a subadviser to the Fund on October 1, 2003.
(2) OAM, American Century and MSIM began service as a subadviser to the Fund on June 14, 2004.
(3)  WRIMCO began service as a subadviser to the Fund on January 5, 2001.
(4)  GGP began service as a subadviser to the Fund on August 15, 2001.

     VKAM, a wholly-owned subsidiary of GGP Investments ("Van Kampen"), is a diversified asset management company that administers more than three million retail investor accounts and has extensive capabilities for managing institutional portfolios. Van Kampen is an indirect, wholly-owned subsidiary of Morgan Stanley. As of December 31, 2004, Van Kampen, together with its affiliated asset management companies, had approximately $431 billion in assets under management.

     Federated is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of February 28, 2005, Federated had assets under management of approximately $177 billion.

     GGP is a partnership owned jointly by Gartmore U.S. Ltd. and Gartmore Securities Ltd. Gartmore U.S. Ltd. is a wholly-owned subsidiary of Gartmore Capital Management Ltd. Gartmore Capital Management Ltd. is a wholly owned subsidiary of, and Gartmore Securities Ltd. is almost entirely owned by, Gartmore Investment Management plc. Gartmore Investment Management plc is almost entirely owned by Asset Management Holdings plc, a holding company, which is a wholly owned subsidiary of Gartmore Group Limited, another holding company, which is a majority owned subsidiary of Nationwide UK Asset Management Holdings, Ltd., another holding company, which is a wholly owned subsidiary of Nationwide Asset Management Holdings, Ltd. Nationwide Asset Management Holdings, Ltd., which is also a holding company, is a wholly owned subsidiary of GGAMT. GGAMT is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policy holders.

     Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of March 31, 2005, Dreyfus managed or administered approximately $161 billion in assets. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $161 billion in assets as of March 31, 2005.

     J.P. Morgan, a wholly owned subsidiary of J.P. Morgan Chase & Co. Incorporated ("J.P. Morgan Chase") and a corporation organized under the laws of the State of Delaware, is a registered investment adviser under the 1940 Act. J.P. Morgan is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Chase, a bank holding company organized under the laws of the State of Delaware, was formed from the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation. J.P. Morgan Chase, together with its predecessors, has been in the banking and investment advisory business for over 100 years and today, through J.P. Morgan and its other subsidiaries, offers a wide range of banking and investment and investment management services to governmental, institutional, corporate and individual clients. As of December 31, 2004, J.P. Morgan and its affiliates had approximately $791 billion in assets under management.

     MSIM does business in certain instances, including with respect to the Van Kampen GVIT Multi Sector Bond Fund, using the name Van Kampen. MSIM is owned by Morgan Stanley. MSIM provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2004, together with its affiliated asset management companies, MSIM had in excess of $431 billion in assets under management.


     WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2004, WRIMCO managed over $7.2 billion in assets.


     Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $82.9 billion of assets as December 31, 2004. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman. Neuberger Berman is a subsidiary of Neuberger Inc., which is a subsidiary of Lehman Brothers Holdings, Inc., a publicly held company.


     SSgA Funds Management, Inc. (SSgA FM) is a wholly owned subsidiary of State Street Corporation and is located at State Street Financial Center, One Lincoln Street, Boston, MA 02111. SSgA FM manages over $91 billion in assets of U.S. Securities and Exchange Commission registered open-end investment companies.


     American Century is located at 4500 Main Street, Kansas City, Missouri. American Century is a subadviser for a portion of the GVIT Small Company Fund. American Century was formed in 1958 and manages approximately $90.06 billion in assets as of March 31, 2005.

     Morgan Stanley with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business and provides a broad range of portfolio management services to customers in the United States and abroad. Morgan Stanley is a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -- securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. As of December 31, 2004, Morgan Stanley, together with its affiliated asset management companies, had approximately $431 billion in assets under management.

     OAM, 951 Ice Cream Drive, North Aurora, Illinois 60542, offers investment advice to institutions and individual investors regarding a broad range of investment products and may serve as investment adviser or subadviser to mutual funds.

     Subject to the supervision of the Adviser (GMF or GGAMT, as applicable) and the Trustees, each of the Subadvisers manages the assets of the Funds as listed above in accordance with the Fund's investment objectives and policies. Each Subadviser makes investment decisions for the Fund and in connection with such investment decisions, places purchase and sell orders for securities. For the investment management services they provide to the Funds, the Subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the funds, in the following amounts:

               FUND                                           ASSETS                              FEE
Van Kampen GVIT Comstock Value Fund               up to $50 million                              0.35%
                                                  $50 million up to $250 million                 0.30%
                                                  $250 million up to $500 million                0.25%
                                                  $500 million and more                          0.20%

Federated GVIT High Income Bond Fund              up to $50 million                              0.40%
                                                  $50 million up to $250 million,                0.25%
                                                  $250 million up to $500 million,               0.20%
                                                  $500 million and more.                         0.15%

Gartmore GVIT Worldwide Leaders Fund              up to $50 million                              0.60%
                                                  $50 million and more                           0.55%

Dreyfus GVIT Mid Cap Index Fund                   up to $250 million,                            0.10%
                                                  $250 million up to $500 million,               0.09%
                                                  $500 million up to $750 million,               0.08%
                                                  $750 million up to $1 billion,                 0.07%
                                                  $1 billion and more.                           0.05%

J.P. Morgan GVIT Balanced Fund                    up to $100 million                             0.35%
                                                  $100 million and more                          0.30%

Van Kampen GVIT Multi Sector Bond Fund            up to $200 million                             0.30%

                                                  $200 million and more                           0.25%
GVIT Small Cap Value Fund                         up to $200 million                              0.50%
                                                  $200 million and more                           0.45%

GVIT Small Cap Growth Fund                        All assets                                      0.60%

GVIT Small Company Fund                           All assets                                      0.60%

GVIT Equity 500 Index Fund                        up to $200 million                             0.025%
                                                  $200 million up to $700 million                 0.02%
                                                  $700 million and more                          0.015%

Dreyfus GVIT International Value Fund             up to $500 million                             0.375%
                                                  $500 million and more                           0.30%

Gartmore GVIT Emerging Markets Fund               All assets                                     0.575%
Gartmore GVIT Global Small Companies Fund         All assets                                     0.575%
Gartmore GVIT Developing Markets Fund             All assets                                     0.575%

Gartmore GVIT International Growth                All assets                                      0.50%
Gartmore GVIT European Leaders Fund               All assets                                      0.50%
Gartmore GVIT OTC Fund                            All assets                                      0.50%
Gartmore GVIT Asia Pacific Leaders Fund and       All assets                                      0.50%
Gartmore GVIT Global Financial Services Fund      All assets                                      0.50%

Gartmore GVIT Global Utilities Fund               All assets                                      0.40%

The following table sets forth the amount GMF or GGAMT paid to the Subadvisers for the fiscal years ended December 31, 2004, 2003 and 2002:

                                                         YEAR ENDED DECEMBER 31,
                  FUND                             2004           2003            2002
Van Kampen GVIT Comstock Value Fund            $     471,318  $    258,453   $    167,461
Federated GVIT High Income Bond Fund                 732,941       610,820        417,985
Gartmore GVIT Worldwide Leaders Fund                 197,058       175,629        278,221
Dreyfus GVIT Mid Cap Index Fund                      457,120       323,525        292,941
J. P. Morgan GVIT Balanced Fund                      748,412       639,618        493,986
Van Kampen GVIT Multi Sector Bond Fund               681,516       660,976        564,919
GVIT Small Cap Value Fund                          3,698,401     2,626,938      2,726,223
GVIT Small Cap Growth Fund                           927,628       762,208        627,712
Gartmore GVIT Mid Cap Growth Fund                         --       159,515        651,827
GVIT Small Company Fund                            5,001,866     3,985,258      3,610,230
Gartmore GVIT Emerging Markets Fund                  508,782       212,422        126,888
Gartmore GVIT International Growth Fund               58,038        52,800         45,388
Gartmore GVIT Global Financial Services Fund              --        46,899         21,737
Gartmore GVIT Global Utilities Fund                   65,247        23,219         11,760
Dreyfus GVIT International Value Fund                443,774        76,378(1)     250,250(1)
Gartmore GVIT Developing Markets Fund                904,937           N/A            N/A
GVIT Equity 500 Index Fund                            65,347        31,337(1)      65,567(1)


(1)  The Fund commenced operations on December 18, 2001.
(2)  Fees paid by the Fund's predecessor to its predecessor investment adviser.
(3) Until April 27, 2003, these fees were paid by the Fund's predecessor to its predecessor investment adviser.

The remaining Funds had not commenced operations as of December 31, 2004.

MULTI-MANAGER STRUCTURE

     The Advisers and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows the Advisers to hire, replace or terminate subadvisers without the approval of shareholders; the order also allows the Advisers to revise a subadvisory agreement without shareholder approval. If a new subadviser is hired, the change will be communicated to shareholders within 90 days of such changes, and all changes will be approved by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or the Advisers. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

     The Advisers provide investment management evaluation services to the Funds principally by performing initial due diligence on prospective Subadvisers for a Fund and thereafter monitoring the performance of the Subadviser through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the Subadviser. The Advisers have responsibility for communicating performance expectations and evaluations to the Subadviser and ultimately recommending to the Trust's Board of Trustees whether the Subadviser's contract should be renewed, modified or terminated; however, the Advisers do not expect to recommend frequent changes of subadvisers. The Advisers will regularly provide written reports to the Trust's Board of Trustees regarding the results of their evaluation and monitoring functions. Although the Advisers will monitor the performance of the Subadvisers, there is no certainty that the Subadvisers or the Funds will obtain favorable results at any given time.

CONSIDERATION OF INVESTMENT ADVISORY AGREEMENTS

     In determining whether it was appropriate to re-approve the Advisory Agreements between each adviser (GMF, GGAMT or GMCM, collectively, the "Advisers") and the Trust, on behalf of each Fund (other than the Asset Allocation Funds), and the Subadvisory Agreements for the applicable Funds, the Board requested and received extensive information, provided by the Advisers and the subadvisers, that the Board believed to be reasonably necessary to conduct its review. The Board carefully evaluated this information, and was advised with respect to its deliberations by legal counsel to the Trust, and the Trustees who are not interested persons of the Trust, the Advisers or any subadviser were also advised by their own independent counsel. In making the determinations with respect to the Advisory and Subadvisory Agreements, the Trustees undertook the following, among others:

     - The Trustees reviewed the terms of the investment advisory and subadvisory agreements, including the fee formulae. The Trustees: (i) compared the fees under the contract for each Fund, and the fees paid after waivers, with those of the Fund's Lipper peer group; (ii) questioned the Adviser regarding Funds with advisory fees that exceeded the median for that Fund's Lipper peer group; and (iii) asked the Adviser to undertake an extensive analysis of each of the Funds and, as and if appropriate, to propose performance fees and/or break points for certain Funds. The Trustees also considered the anticipated costs to the Advisers and subadvisers of providing these advisory services, the profitability of each Adviser's relationship with the Funds that it advises, and the level of reimbursements being made by an Adviser.

     - The Trustees: (i) reviewed the profitability analysis provided by the Advisers and the subadvisers (to the extent such information was available); (ii) noted that the profit margins do not appear to be excessive for any Fund; and (iii) compared the profit margin for each Fund with the prior year's profit margin and the reason for any significant variance.

     - The Trustees considered the nature, quality and extent of the investment advisory services provided by the Adviser and/or subadviser to each of the Funds it advises and such Fund's historic performance and the comparability of such Fund's performance to the performance of similar investment companies and its benchmark. In particular, the Trustees reviewed the actual and relative performance of each Fund and the Advisers' plans for each of the Funds which underperformed its benchmark. For those Funds with a subadviser, the Trustees also reviewed the services that the Adviser provides in overseeing the Fund's subadvisers. The Trustees reviewed the information regarding each of the subadvisers in order to assess the quality of the services being provided by the Advisers and the subadvisers. The Trustees also considered the continuous oversight that the Trustees have undertaken to monitor the performance of the Funds and the services provided by the Advisers and the subadvisers. The Trustees considered and will continue to monitor future developments with respect to subadvisers to assess whether the quality of services being provided to the Funds has been or is likely to be impaired.

     - The Trustees reviewed the overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Advisers and subadvisers.

     - The Trustees also reviewed the ancillary benefits to the Advisers and subadvisers, including Rule 12b-1 and Administrative Service Plan fees, fund administration and accounting fees, and soft dollar benefits.


     Following this analysis, the Trustees concluded that the Advisers and subadvisers have provided adequate services to the Funds based upon Fund performance and the plans for improving performance for those Funds that are underperforming their benchmark or peer group. The Trustees: (i) believe that the Advisers and the subadvisers should make a profit in providing services to the Funds, provided this profit is not excessive; (ii) reviewed the investment advisory fees for each Fund, and comparative advisory fee information, as well as total expense information, and have reviewed these fees in relation to actual and relative performance of these Funds; (iii) considered the Adviser's efforts and plans to improve underperforming Funds; and (iv) also considered the Adviser's assurance to undertake an extensive review of the fee structure and to recommend implementation of performance fees and/or break points in investment advisory fees for certain Funds. Based upon these and other factors and information it considered relevant, the Board unanimously determined that the Investment Advisory Agreements and Subadvisory Agreements should be approved for the period beginning with the redomestication of the Trust to Delaware, on or about May 2, 2005 through February 27, 2006 for each of the Funds and that the compensation payable under such Investment Advisory and Subadvisory Agreements is fair and reasonable with respect to each such Fund. The Board and the Adviser will continue to review and analyze implementation of performance fees for certain of the Funds.


     With respect to the addition of new Funds to the Investment Advisory and Subadvisory Agreements, which Funds had not yet commenced operations, the Board has considered similar information, omitting, however, unavailable Fund profitability information and historic Fund performance information.

PORTFOLIO MANAGERS

Appendix C contains the following information regarding each of the portfolio managers identified in the Funds' prospectuses: (i) the dollar range of the portfolio manager's investments in each Fund; (ii) a description of the portfolio manager's compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.

DISTRIBUTOR

     Gartmore Distribution Services, Inc. ("GDSI") serves as principal underwriter for each of the Funds of the Trust in the continuous distribution of their shares pursuant to an Underwriting Agreement dated as of April 23, 2005 (the "Underwriting Agreement"). Prior to October 1, 2002, Nationwide Securities, Inc. was the principal underwriter for the Funds. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. GDSI is a wholly-owned subsidiary of Gartmore Global Asset Management, Inc. ("GGAMI"), a Delaware holding company. GGAMI is a wholly-owned subsidiary of Gartmore SA Capital Trust, which is an investment adviser and is wholly-owned by Gartmore Global Investments, Inc. ("GGI"), a Delaware holding company. GGI is an indirect, majority-owned subsidiary of GGAMT. GGAMT is a Delaware business trust that is a wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

         The following entities or people are affiliates of the Trust and are also affiliates of GDSI:

         Gartmore Mutual Fund Capital Trust
         Gartmore Global Asset Management Trust
         Gartmore Global Partners
         Gartmore SA Capital Trust
         Nationwide Life Insurance Company
         Nationwide Life and Annuity Insurance Company
         Nationwide Financial Services, Inc.
         Nationwide Corporation
         Nationwide Mutual Insurance Company
         Paul Hondros
         Gerald Holland
         Eric Miller

     In its capacity as principal underwriter, GDSI solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. GDSI receives no compensation under the Underwriting Agreement with the Trust.

DISTRIBUTION PLAN

     The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits such Funds to compensate GDSI, as the Funds' principal underwriter, for expenses associated with the distribution of such Funds' Class II or Class VI shares or all of the shares in the case of the Gartmore GVIT Nationwide Principal Protected Fund and Gartmore GVIT Money Market Fund II. Although actual distribution expenses may be more or less, such Funds, or the applicable class, as indicated below, pay GDSI an annual fee under the Plan, regardless of expenses, in annual amount that will not exceed the following amounts:

                    AMOUNT                                                    FUNDS
-------------------------------------------------    -------------------------------------------------------
0.25% of the average daily net assets of Class II    Gartmore GVIT Nationwide Fund
shares of each Fund, all of which will be            Gartmore GVIT International Growth Fund
considered a distribution fee                        Gartmore GVIT Global Technology and Communications Fund
                                                     Gartmore GVIT Emerging Markets Fund
                                                     Gartmore GVIT Global Health Sciences Fund
                                                     GVIT Small Cap Growth Fund
                                                     GVIT Small Company Fund
                                                     Gartmore GVIT Mid Cap Growth Fund
                                                     Van Kampen GVIT Comstock Value Fund
                                                     Dreyfus GVIT Mid Cap Index Fund
                                                     GVIT Small Cap Value Fund
                                                     Gartmore GVIT Worldwide Leaders Fund

                    AMOUNT                                                    FUNDS
-------------------------------------------------    -------------------------------------------------------
                                                     Gartmore GVIT Government Bond Fund
                                                     Gartmore GVIT European Leaders Fund
                                                     Gartmore GVIT Nationwide Leaders Fund
                                                     Gartmore GVIT U.S. Growth Leaders Fund
                                                     Gartmore GVIT Asia Pacific Leaders Fund
                                                     Gartmore GVIT Global Financial Services Fund
                                                     Gartmore GVIT Global Utilities Fund GVIT Equity 500 Index Fund
                                                     Dreyfus GVIT International Value Fund
                                                     Gartmore GVIT Developing Markets Fund
                                                     Gartmore GVIT Investor Destinations Aggressive Fund
                                                     Gartmore GVIT Investor Destinations Moderately Fund
                                                        Aggressive Fund
                                                     Gartmore GVIT Investor Destinations Moderate Fund
                                                     Gartmore GVIT Investor Destinations Moderately
                                                        Conservative Fund
                                                     Gartmore GVIT Investor Destinations Conservative Fund


                     AMOUNT                                                       FUNDS
---------------------------------------------------------    ----------------------------------------------------
0.25% of the average daily net assets of Class VI           Dreyfus GVIT International Value Fund
Fund shares of each Fund, all of which will be considered   Gartmore Emerging Markets Fund
a distribution fee.                                         Gartmore Global Health Sciences Fund
                                                            Gartmore Global Technology and Communications Fund
                                                            Gartmore GVIT Investor Destinations Aggressive Fund
                                                            Gartmore GVIT Investor Destinations Moderately Fund
                                                            Aggressive Fund
                                                            Gartmore GVIT Investor Destinations Moderate Fund
                                                            Gartmore GVIT Investor Destinations Moderately
                                                            Conservative Fund
                                                            Gartmore GVIT Investor Destinations Conservative Fund


                     AMOUNT                                                         FUNDS
---------------------------------------------------------    ----------------------------------------------------
0.25% of the average daily net assets of each Fund,          Gartmore GVIT Money Market Fund II
all of which will be considered a distribution fee.          Gartmore GVIT Nationwide Principal Protected Fund

     During the fiscal year ended December 31, 2004, GDSI earned the following distribution fees under the Plan(1):

FUND                                                                  FEES PAID
----------------------------------------------------------------    ----------------
Van Kampen GVIT Comstock Value Fund                                 $         42,221
Dreyfus GVIT Mid Cap Index Fund                                               29,691
Gartmore GVIT Emerging Markets Fund                                           28,373
Gartmore GVIT Global Financial Services Fund                                   4,626
Gartmore GVIT Global Health Sciences Fund                                     13,882
Gartmore GVIT Global Technology and Communications Fund                       10,910
Gartmore GVIT Global Utilities Fund                                            2,735
Gartmore GVIT Government Bond Fund                                            46,991
Gartmore GVIT International Growth Fund                                           --
Gartmore GVIT Investor Destinations Aggressive Fund                          504,413

Gartmore GVIT Investor Destinations Moderately Aggressive Fund             1,230,054
Gartmore GVIT Investor Destinations Moderate Fund                          2,103,597
Gartmore GVIT Investor Destinations Moderately Conservative Fund             861,994
Gartmore GVIT Investor Destinations Conservative Fund                        571,994
Gartmore GVIT Mid Cap Growth Fund                                             21,521
Gartmore GVIT Money Market Fund II                                           630,314
Gartmore GVIT Nationwide Fund                                                 20,732
Gartmore GVIT Nationwide Leaders Fund                                             --
Gartmore GVIT U.S. Growth Leaders Fund                                        18,735
Gartmore GVIT Worldwide Leaders Fund                                              --
GVIT Small Company Fund                                                       85,133
GVIT Small Cap Growth Fund                                                    28,996
GVIT Small Cap Value Fund                                                     76,615
Dreyfus GVIT International Value Fund                                         17,585
Gartmore GVIT Developing Markets Fund                                        393,450

(1) The other Funds/share classes of the Trust for which GDSI acted as distributor either have not adopted a Distribution Plan or had not commenced operations as of December 31, 2004.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.
     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

     GDSI may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above. GDSI or an affiliate of GDSI does pay additional amounts from its own resources to dealers or other financial intermediaries for aid in distribution or for aid in providing administrative services to shareholders.
     The Trust has been informed by GDSI that during the fiscal year ended December 31, 2004, the following expenditures were made using the 12b-1 fees received by the principal underwriter with respect to the Funds(1):

                                                                                            BROKER-
                                                                      PROSPECTUS             DEALER
                                                                      PRINTING &          COMPENSATION
                               FUND                                   MAILING(2)           & COSTS(3)
                               ----                                   ----------          ------------
Van Kampen GVIT Comstock Value Fund                                0                    42,221
Dreyfus GVIT Mid Cap Index Fund                                    0                    29,691
Gartmore GVIT Emerging Markets Fund                                0                    28,373
Gartmore GVIT Global Financial Services Fund                       0                     4,626
Gartmore GVIT Global Health Sciences Fund                          0                    13,882
Gartmore GVIT Global Technology and Communications Fund            0                    10,910
Gartmore GVIT Global Utilities Fund                                2                    2,733
Gartmore GVIT Government Bond Fund                                 43                   46,948
Gartmore GVIT International Growth Fund                            0                    0
Gartmore GVIT Investor Destinations Aggressive Fund                0                    504,413
Gartmore GVIT Investor Destinations Moderately Aggressive Fund     0                    1,230,054
Gartmore GVIT Investor Destinations Moderate Fund                  0                    2,103,597
Gartmore GVIT Investor Destinations Moderately Conservative Fund   0                    861,994
Gartmore GVIT Investor Destinations Conservative Fund              0                    571,994
Gartmore GVIT Mid Cap Growth Fund                                  0                    21,521
Gartmore GVIT Money Market Fund II                                 2,449                627,865
Gartmore GVIT Nationwide Fund                                      0                    20,732
Gartmore GVIT Nationwide Leaders Fund                              0                    0
Gartmore GVIT U.S. Growth Leaders Fund                             0                    18,735
Gartmore GVIT Worldwide Leaders Fund                               0                    0
Gartmore GVIT Small Company Fund                                   0                    85,133
Gartmore GVIT Small Cap Growth Fund                                0                    28,996
Gartmore GVIT Small Cap Value Fund                                 0                    76,615
Dreyfus GVIT International Value Fund                              0                    17,585
Gartmore GVIT Developing Markets Fund                              0                    393,450

---------------------
(1) The other Funds of the Trust for which GDSI acted as distributor either have not adopted a Distribution Plan or had not commenced operations as of December 31, 2004.
(2) Printing and/or mailing of prospectuses to other than current Fund shareholders.
(3) Broker-dealer compensation and costs were primarily paid to Nationwide Investment Services Corporation, an affiliate of GDSI and underwriter of variable insurance contracts, which are offered by the life insurance company affiliates of NFS.

     A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to "Broker-Dealer Compensation and Costs" on "Printing and Mailing" of a prospectus which covers multiple Funds, however, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.

FUND ADMINISTRATION AND TRANSFER AGENCY SERVICES

     Under the terms of a Fund Administration Agreement, GSA provides for various administrative and accounting services to the Funds, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. Gartmore Investor Services, Inc. ("GISI"), a wholly owned subsidiary of GSA, serves as transfer agent and dividend disbursing agent for each of the Funds. Both GSA and GISI are located at 1200 River Road, Conshohocken, Pennsylvania 19428. Effective January 1, 2005, for the fund administration and transfer agency services, each Fund pays GSA a combined annual fee based on the Trust's average daily net assets according to the following schedule:

                                                          AGGREGATE TRUST FEE
                            ASSET LEVEL*             AS A PERCENTAGE OF NET ASSETS
                            ------------             -----------------------------
                      up to $1 billion                 0.15%
            $1 billion and more up to $3 billion       0.10%
            $3 billion and more up to $8 billion       0.05%
            $8 billion and more up to $10 billion      0.04%
           $10 billion and more up to $12 billion      0.02%
                   $12 billion or more                 0.01%

-------------------------
* The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.


         GSA pays GISI from these fees for its services as the Trust's transfer and dividend disbursing agent.

         During the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002, GSA earned combined fund administration and transfer agency fees from the Funds as follows:

                                                                              2004           2003            2002
                                FUND                                         EARNED         EARNED          EARNED
Van Kampen GVIT Comstock Value Fund                                    $      95,287  $      52,151  $       32,735
Dreyfus GVIT Mid Cap Index Fund                                              306,066        218,342         201,480
Federated GVIT High Income Bond Fund                                         222,842        183,530         128,782
Gartmore GVIT Emerging Markets Fund                                           63,402         30,785          18,585
Gartmore GVIT Global Financial Services Fund                                  18,185          8,392           5,391
Gartmore GVIT Global Health Sciences Fund                                     31,743         17,267           5,747
Gartmore GVIT Global Technology and Communications Fund                       32,426         21,117          10,218
Gartmore GVIT Global Utilities Fund                                           15,489          7,079           5,050
Gartmore GVIT Government Bond Fund                                           877,708      1,241,272       1,073,440
Gartmore GVIT Growth Fund                                                    166,354        157,199         178,456
Gartmore GVIT International Growth Fund                                       13,104         14,540          14,532
Gartmore GVIT Investor Destinations Aggressive Fund                              N/A            N/A             N/A
Gartmore GVIT Investor Destinations Moderately Aggressive Fund                   N/A            N/A             N/A
Gartmore GVIT Investor Destinations Moderate Fund                                N/A            N/A             N/A
Gartmore GVIT Investor Destinations Moderately Conservative Fund                 N/A            N/A             N/A
Gartmore GVIT Investor Destinations Conservative Fund                            N/A            N/A             N/A
Gartmore GVIT Mid Cap Growth Fund                                            145,157        107,570          87,763
Gartmore GVIT Money Market Fund                                            1,259,134      1,646,531       1,874,325
Gartmore GVIT Money Market Fund II                                           156,308         92,333          39,083
Gartmore GVIT Nationwide Fund                                                973,990        920,657         966,598
Gartmore GVIT Nationwide Leaders Fund                                          7,201          6,694           6,031
Gartmore GVIT U.S. Growth Leaders Fund                                        34,169         21,421           4,699
Gartmore GVIT Worldwide Leaders Fund                                          23,802         21,575          33,143
GVIT Small Company Fund                                                      550,154        449,508         455,495
GVIT Small Cap Growth Fund                                                    99,803         86,689          80,388
GVIT Small Cap Value Fund                                                    512,616        373,779         393,726
J.P. Morgan GVIT Balanced Fund                                               184,429        160,232         126,522



                                                                           2004           2003            2002
                               FUND                                       EARNED         EARNED          EARNED
Van Kampen GVIT Multi Sector Bond Fund                                    213,113       195,514         164,653
Dreyfus GVIT International Value Fund                                      85,956        45,033(1)        8,788(1)
Gartmore GVIT Asia Pacific Leaders Fund (3)                                   N/A           N/A             N/A
Gartmore GVIT Nationwide Principal Protected Fund 3                           N/A           N/A             N/A
Gartmore GVIT Developing Markets Fund                                     393,450        83,475(2)       48,464(2)
Gartmore GVIT European Leaders Fund (3)                                       N/A           N/A             N/A
Gartmore GVIT Global Small Companies Fund (3)                                 N/A           N/A             N/A
Gartmore GVIT OTC Fund (3)                                                    N/A           N/A             N/A
GVIT Equity 500 Index Fund                                                180,972        160,61(3)      373,277(1)

(1) Reflects the amount of fees received paid by the Fund's predecessor. Effective October 1, 2002, GSA serves as the Fund's administrator. Prior to October 1, 2002, Provident Mutual Life Insurance Company served as the Fund's administrator.
(2) Reflects the amount of fees paid by the Fund's predecessor. Effective April 28, 2003, GSA served as the Fund's administrator. Prior to April 28, 2003, J.P. Morgan Investor Services Co. served as the Fund's administrator.
(3)      As of December 31, 2004, the Funds had not yet commenced operations.

SUB-ADMINISTRATION

         GSA has entered into a Services Agreement with BISYS Fund Services Ohio, Inc. ("BISYS"), and GISI has entered into a Sub-Transfer Agent Agreement with BISYS, effective May 2, 2005, to provide certain fund administration and transfer agency services for each of the Funds held beneficially by its customers. For these services, GSA pays BISYS an annual fee at the following rates based on the average daily net assets of the aggregate of all the funds of the Trust that BISYS is providing such services for:

                                                                            AGGREGATE TRUST FEE
                          ASSET LEVEL**                                AS A PERCENTAGE OF NET ASSETS
                        [GRAPHIC OMITTED]                                    [GRAPHIC OMITTED]
                         up to $1 billion                                        0.10%
               $1 billion and more up to $3 billion                              0.05%
               $3 billion and more up to $8 billion                              0.04%
              $8 billion and more up to $10 billion                              0.02%
              $10 billion and more up to $12 billion                             0.01%
                       $12 billion or more                                      0.005%

** The assets of each of the GVIT Investor Destinations Funds are excluded from the Trust asset level amount in order to calculate this asset based fee. The GVIT Investor Destinations Funds do not pay any part of this fee.

         For the fiscal years ended December 31, 2002, December 31, 2003 and
December 31, 2004, BISYS earned $1,803,079, $5,960,724 and $11,321,650, for the combined sub-administration and sub-transfer agency services it provided, respectively.

ADMINISTRATIVE SERVICE PLAN

     Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate

                                      102


accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.


  As authorized by the Administrative Services Plan, the Trust has entered into a Fund Participation Agreement, effective May 2, 2005, pursuant to which Nationwide Financial Services, Inc. has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NSI) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II, Class III and Class VI shares of the Funds, the annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity.


     During the fiscal years ended December 31, 2004, 2003 and 2002, NFS and its affiliates earned $17,411,072, $13,329,141 and $12,276,973 in administrative services fees from the Funds.

CUSTODIAN

     JPMorgan Chase Bank, 4 New York Plaza, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian
Agreement. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL COUNSEL

     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square,
Philadelphia, PA 19103, serves as the Trust's legal counsel.


INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS



     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, serves as Independent Registered Public
Accountants for the Trust.


BROKERAGE ALLOCATIONS

     A Fund's adviser (or a subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any.(1) In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

(1) Because the Investor Destinations will invest in shares of the Underlying
Funds and the Nationwide Contract, it is expected that a significant portion of transactions in portfolio securities for these Funds will be entered into by the Underlying Funds.


     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, "best price-best execution" does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. Both the adviser and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

                                      103


     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the adviser or subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or subadviser's normal research activities or expenses.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide
Life & Annuity Insurance Company or by other life insurance companies with which the Trust has a participation agreement. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are affected only when the adviser or subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of each of the advisers and subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction;
the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

     The advisers and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to an adviser or subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the advisers and subadvisers pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the advisers or a subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. The advisers and subadvisers are prohibited from considering the broker-dealer's sale of shares of any fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.

                                      104


     For the fiscal year ended December 31, 2004, the clients (including the Funds) of all the affiliated advisers of GGI, including but not limited to GMF, GSA, GGAMT, and GMCM, paid soft dollar commissions in the total amount of $2,045,863. GGI directs security transactions to brokers providing brokerage and research services to the benefit of all GGI clients, including the Funds.

     The following tables list the amount of brokerage commissions and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:

                      FOR THE YEAR ENDED DECEMBER 31, 2004

Insert 108-A


                                                                             TRANSACTIONS RELATED TO (1)
                                                                           BROKERAGE OR RESEARCH SERVICES
                                                                                  [GRAPHIC OMITTED]
                              FUND                                     COMMISSION    $ AMOUNT        COMMISSION
Gartmore GVIT Nationwide Leaders Fund                              $      57,833     $46,970,262      $        36
Gartmore GVIT U.S. Growth Leaders Fund                                   824,508     552,814,158           50,667
Gartmore GVIT Worldwide Leaders Fund                                     490,547     287,493,117               --
Gartmore GVIT International Growth Fund                                  102,414      65,065,394               --
Gartmore GVIT Emerging Markets Fund                                      744,391     251,306,501               --
Gartmore GVIT Global Technology  and Communications Fund               1,868,314     691,297,030           5,600
Gartmore GVIT Global Financial Services Fund                              85,064      62,213,042               --
Gartmore GVIT Global Utilities Fund                                      224,010     151,987,983               --
Gartmore GVIT Global Health Sciences Fund                                497,786     382,324,009             134
Gartmore GVIT Nationwide Fund                                            354,136     289,834,563       1,082,141
Gartmore GVIT Growth Fund                                              2,188,959   1,517,206,491         178,281
Gartmore GVIT Government Bond Fund                                           --          --                   --
Gartmore GVIT Money Market Fund                                              --          --                   --
GVIT Small Cap Value Fund                                              4,851,109   1,355,799,759          420,521
GVIT Small Company Fund                                                3,277,702   2,059,644,792          160,307
GVIT Small Cap Growth Fund                                               485,076     326,269,516               --
Van Kampen GVIT Comstock Value Fund                                      154,473     140,463,939               --
Federated GVIT High Income Bond Fund                                         384         288,021               --
J.P. Morgan GVIT Balanced Fund                                           123,022     643,913,868               --
Dreyfus GVIT Mid Cap Index Fund                                           21,215     160,453,235               --
Gartmore GVIT Mid Cap Growth Fund                                        630,695     401,937,636          148,175
Van Kampen GVIT Multi Sector Bond Fund                                     6,958     297,056,723               --
Gartmore GVIT Money Market Fund II                                           --          --                    --
Gartmore GVIT Investor Destinations Aggressive Fund                          --          --                    --
Gartmore GVIT Investor Destinations Moderately Aggressive Fund               --          --                    --
Gartmore GVIT Investor Destinations  Moderate Fund                           --          --                    --
Gartmore GVIT Investor Destinations  Moderately Conservative
Fund                                                                         --          --                    --
Gartmore GVIT Investor Destinations  Conservative Fund                       --          --                    --
Gartmore GVIT Global Small Companies Fund (X)                                N/A         --                    --
Gartmore GVIT OTC Fund (X)                                                   N/A         --                    --
Gartmore GVIT European Leaders Fund (X)                                      N/A         --                    --
Gartmore GVIT Asia Pacific Leaders Fund (X)                                  N/A         --                    --
GVIT Equity 500 Index Fund                                                13,990      38,392,479               --
Dreyfus GVIT International Value Fund                                    277,333     145,339,070               --
Gartmore GVIT Developing Markets Fund                                  1,412,054     493,528,633               --
Gartmore GVIT Nationwide Principal Protected Fund (X)                        N/A         --                    --


(1) To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

(X)      The Fund has not yet commenced operations.

                      FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                TRANSACTIONS RELATED TO
                                                                           BROKERAGE OR RESEARCH SERVICES(1)
                                                                           ---------------------------------
                                FUND                                     COMMISSION     $ AMOUNT      COMMISSION
                                ----                                     ----------     --------      ----------
Gartmore GVIT Nationwide Leaders Fund                                  $       58,971 $    980,648   $      1,655
Gartmore GVIT U.S. Growth Leaders Fund                                        680,843   30,404,899         50,429
Gartmore GVIT Worldwide Leaders Fund                                          613,404           --             --
Gartmore GVIT International Growth Fund                                       148,720           --             --
Gartmore GVIT Emerging Markets Fund                                           352,053           --             --
Gartmore GVIT Global Technology  and Communications Fund                    2,159,148   23,003,280         73,344
Gartmore GVIT Global Financial Services Fund                                   68,993           --             --
Gartmore GVIT Global Utilities Fund                                            32,524           --             --
Gartmore GVIT Global Health Sciences Fund                                     352,171      912,612          2,542
Gartmore GVIT Nationwide Fund                                               5,160,016  821,122,770      1,256,506
Gartmore GVIT Growth Fund                                                   2,368,205  205,663,475        322,415
Gartmore GVIT Government Bond Fund                                                 --           --             --
Gartmore GVIT Money Market Fund                                                    --           --             --
GVIT Small Cap Value Fund                                                   4,235,719  196,198,810        438,053
GVIT Small Company Fund                                                     2,828,362   72,874,611        164,301
GVIT Small Cap Growth Fund                                                    529,971           --             --
Van Kampen GVIT Comstock Value Fund                                           166,420           --             --
Federated GVIT High Income Bond Fund                                              799           --             --
J.P. Morgan GVIT Balanced Fund                                                157,454           --             --
Dreyfus GVIT Mid Cap Index Fund                                                40,428           --             --
Gartmore GVIT Mid Cap Growth Fund                                             601,857   83,562,589        131,984
Van Kampen GVIT Multi Sector Bond Fund                                          7,367           --             --
Gartmore GVIT Money Market Fund II                                                 --           --             --
Gartmore GVIT Investor Destinations Aggressive Fund                                --           --             --
Gartmore GVIT Investor Destinations  Moderately Aggressive Fund                    --           --             --
Gartmore GVIT Investor Destinations Moderate Fund                                  --           --             --
Gartmore GVIT Investor Destinations Moderately Conservative Fund                   --           --             --
Gartmore GVIT Investor Destinations Conservative Fund                              --
Gartmore GVIT Global Small Companies Fund (X)                                     N/A
Gartmore GVIT OTC Fund (X)                                                        N/A
Gartmore GVIT European Leaders Fund (X)                                           N/A
Gartmore GVIT Asia Pacific Leaders Fund (X)                                       N/A
GVIT Equity 500 Index Fund                                                        N/A
Dreyfus GVIT International Value Fund                                             N/A
Gartmore GVIT Developing Markets Fund(2)                                      849,398           --             --
Gartmore GVIT Nationwide Principal Protected Fund (x)                           N/A             --             --

----------------------
(1) To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
(2) Reflects the amount of brokerage commissions paid by the Fund's predecessor.

(X)      The Fund has not yet commenced operations.

                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                 TRANSACTIONS RELATED TO
                                                                            BROKERAGE OR RESEARCH SERVICES(1)
                                                                            ----------------------------------
                                FUND                                     COMMISSION     $ AMOUNT      COMMISSION
                                ----                                     ----------     --------      ----------
Gartmore GVIT Nationwide Leaders Fund                                  $     15,073   $  1,336,230   $      1,291
Gartmore GVIT U.S. Growth Leaders Fund                                      130,418     11,523,889         22,611
Gartmore GVIT Worldwide Leaders Fund                                        914,776             --             --
Gartmore GVIT International Growth Fund                                     120,297             --             --
Gartmore GVIT Emerging Markets Fund                                         263,189             --             --
Gartmore GVIT Global Technology  and Communications Fund                    499,765     13,418,637         21,778
Gartmore GVIT Global Financial Services Fund                                 26,536             --             --
Gartmore GVIT Global Utilities Fund                                          19,835             --             --
Gartmore GVIT Global Health Sciences Fund                                   126,252      2,051,311          2,377
Gartmore GVIT Nationwide Fund                                             1,730,702    555,536,155        891,400
Gartmore GVIT Growth Fund                                                 1,933,071    290,351,726        492,625
Gartmore GVIT Government Bond Fund                                                0             --             --
Gartmore GVIT Money Market Fund                                                   0             --             --
GVIT Small Cap Value Fund                                                 4,607,990    199,477,200        358,019
GVIT Small Company Fund                                                   2,268,567     56,056,374        122,480
GVIT Small Cap Growth Fund                                                  459,733             --             --
Van Kampen GVIT Comstock Value Fund                                         242,669             --             --
Federated GVIT High Income Bond Fund                                             22             --             --
J.P. Morgan GVIT Balanced Fund                                              112,903             --             --
Dreyfus GVIT Mid Cap Index Fund                                             118,807             --             --
Gartmore GVIT Mid Cap Growth Fund                                         2,238,775             --             --
Van Kampen GVIT Multi Sector Bond Fund                                          560             --             --
Gartmore GVIT Money Market Fund II                                                0             --             --
Gartmore GVIT Investor Destinations Aggressive Fund                               0             --             --
Gartmore GVIT Investor Destinations  Moderately Aggressive Fund                   0             --             --
Gartmore GVIT Investor Destinations  Moderate Fund                                0             --             --
Gartmore GVIT Investor Destinations Moderately Conservative Fund                  0             --             --
Gartmore GVIT Investor Destinations Conservative Fund                             0             --             --
Gartmore GVIT Global Small Companies Fund(X)                                    N/A            N/A            N/A
Gartmore GVIT OTC Fund(X)                                                       N/A            N/A            N/A
Gartmore GVIT European Leaders Fund(X)                                          N/A            N/A            N/A
Gartmore GVIT Asia Pacific Leaders Fund(X)                                      N/A            N/A            N/A
GVIT Equity 500 Index Fund                                                      N/A            N/A            N/A
Dreyfus GVIT International Value Fund                                           N/A            N/A            N/A
Gartmore GVIT Developing Markets Fund(2)                                    650,906             --             --
Gartmore GVIT Nationwide Principal Protected Fund (x)                           N/A            N/A            N/A

---------------------
(1) To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
(2) Reflects the amount of brokerage commissions paid by the Fund's predecessor.

(X)      The Fund has not yet commenced operations.

         Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

         Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

         The following table lists the amount of brokerage commissions paid to affiliated brokers:

                                                                                      COMMISSIONS
                                                                           --------------------------------------
                    FUND                              BROKER               2004           2003           2002
                    ----                              ------               ----           ----           ----
GVIT Small Company Fund                        Neuberger & Berman        $ 2,651      $     67,799   $     14,458
GVIT Small Cap Growth Fund                     Neuberger & Berman          --         $     60,558   $     25,742
Dreyfus GVIT Mid                               Mellon Bank                 --         $        601   $      2,729
Cap Index Fund

         During the year ended December 31, 2004, commissions paid by the GVIT Small Company Fund to Neuberger & Berman represented 1.63% of total commissions paid by the Fund or 1.66% of the aggregate dollar amount of transactions involving the payment of commissions.

         During the fiscal year ended December 31, 2004, the following Funds held investments in securities of their regular broker-dealers:

                                             APPROXIMATE AGGREGATE VALUE
                                           OF ISSUER'S SECURITIES OWNED BY
                                           THE FUND DURING THE FISCAL YEAR
                                                        ENDED                               NAME OF
                  FUND                            DECEMBER 31, 2004                     BROKER OR DEALER
                  ----                     -------------------------------              ----------------
Van Kampen GVIT Comstock Value Fund                  804,816                 Lehman Brothers
                                                   1,147,584                 Merrill Lynch
Dreyfus GVIT Mid Cap Index                         1,637,659                 A.G. Edwards
                                                   1,132,319                 Raymond James Financial
                                                   3,655,674                 Legg Mason
                                                   1,139,924                 Jefferies Group
JP Morgan Balanced Fund                            1,369,206                 Bear Stearns
                                                   1,187,628                 Charles Schwab
                                                   1,911,236                 Morgan Stanley
                                                      73,260                 Legg Mason
                                                     114,549                 Merrill Lynch
                                                   1,227,862                 Goldman Sachs
Gartmore GVIT Developing Markets Fund                340,508                 Daishin Securities
                                                   1,884,889                 Yuanta Core Pacific Securities
Gartmore GVIT Emerging Markets Fund                  183,291                 Daishin Securities
                                                     907,828                 Yuanta Core Pacific
Gartmore GVIT Equity 500 Index                       266,006                 Bear Stearns
                                                     418,002                 Charles Schwab
                                                   1,526,800                 Morgan Stanley
                                                   1,416,549                 Merrill Lynch
                                                     600,725                 Lehman Brothers
                                                   1,279,692                 Goldman Sachs
                                                     145,015                 E*Trade Group
Gartmore Global Financial Services Fund              382,532                 Morgan Stanley
                                                     123,003                 Ameritrade
                                                         175                 Lehman Brothers
                                                     318,681                 Legg Mason
                                                     491,069                 Goldman Sachs
                                                     220,064                 E*Trade
                                                     249,660                 Knight Trading
Gartmore GVIT Growth Fund                          1,307,378                 E*Trade Group


                                             APPROXIMATE AGGREGATE VALUE
                                           OF ISSUER'S SECURITIES OWNED BY
                                           THE FUND DURING THE FISCAL YEAR
                                                        ENDED                           NAME OF
                     FUND                        DECEMBER 31, 2004                 BROKER OR DEALER
                     ----                  -------------------------------         -----------------
                                                     1,365,792               Morgan Stanley
                                                     2,465,748               Goldman Sachs
Gartmore GVIT Mid Cap Growth                         2,942,118               Ameritrade
Gartmore GVIT Money Market                          62,739,104               Bear Stearns
                                                    56,965,050               Goldman Sachs
                                                    59,922,000               Morgan Stanley
Gartmore GVIT Money Market II                        5,996,700               Bear Stearns
                                                     5,998,835               Goldman Sachs
                                                     6,497,530               Citigroup
Gartmore GVIT Nationwide Fund                       17,414,735               Goldman Sachs
                                                     8,490,840               Morgan Stanley
                                                     8,506,227               Merrill Lynch
                                                     6,803,615               Bear Stearns
                                                     5,423,760               Lehman Brothers
Gartmore Nationwide Leaders Fund                       301,716               Goldman Sachs
Gartmore GVIT Small Cap Value Fund                   3,116,750               Pipper Jaffray
                                                     3,081,330               Knight Trading
                                                       604,996               Greenhill
                                                     2,064,595               E*Trade
                                                     3,112,192               Friedman Billings Ramsey
Gartmore GVIT Small Company Fund                     1,818,394               Friedman Billings Ramsey
                                                     1,654,275               Pipper Jaffray
                                                       233,558               SWS Group
                                                     1,733,480               Greenhill
Gartmore GVIT U.S. Growth Leaders Fund               1,534,590               Goldman Sachs
Van Kampen GVIT Multi-Sector Bond Fund                 731,769               Goldman Sachs

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

         An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

         As described in the Gartmore GVIT Nationwide Principal Protected Fund's prospectus, except for reinvestment of dividends and distributions, no sales of Fund shares will be made during the Guarantee Period. Sales will only be available during the Offering Period and the Post-Guarantee Period.

         All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

         The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines). However, to the extent that a Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

         The Trust will not compute NAV for the Funds on customary national business holidays, including the following: Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day.

         Each Fund reserves the right to not determine net asset value when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund's portfolio do not affect that Fund's net asset value.

         The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

         Securities for which market quotations are readily available are values at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the New York Stock Exchange (usually 4 P.M. Eastern
Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.

         Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees of the Trust. Short-term debt securities such as commercial paper and U.S. treasury bills, having a remaining maturity of 60 day or less are considered to be "short-term" and are valued at amortized cost which approximated market value. The pricing service activities and results are reviewed by an officer of the Trust. Debt Securities of the Trust's Money Market Funds are valued at amortized cost, which approximates market value.


         The pricing service activities and results are reviewed by an officer of the Trust. Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Fund's NAV.

         The Funds holding foreign equity securities (the "Foreign Equity Funds") began to value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Foreign Equity Funds' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the net asset value of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

         The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund's investment adviser or its designee, are valued at fair value under procedures approved by the Trust's Board of Trustees. The value of portfolio securities in the Gartmore GVIT Money Market Fund and the Gartmore GVIT Money Market Fund II (each, a "Money Market Fund") is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.


         The Trustees have adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from a Money Market Fund's amortized cost price per share, will be determined at such intervals as the Trustees deem appropriate and are reasonable in light of current market conditions. In the event such deviation from a Money Market Fund's amortized cost price per share exceeds 1/2 of 1 percent, the Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund's average portfolio maturity; or utilizing a net asset value per share as determined by using available market quotations.

         The Trustees, in supervising each Money Market Fund's operations and delegating special responsibilities involving portfolio management to GMF, have undertaken as a particular responsibility within their overall duty of care owed to the Money Market Fund's shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund's investment objectives, that the Money Market Fund's net asset value per share will not deviate from $1.

         Pursuant to its objective of maintaining a stable net asset value per share, each Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

         A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, GISI.

         The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

PERFORMANCE ADVERTISING

         The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD - THE GARTMORE GVIT MONEY MARKET FUND AND GARTMORE GVIT MONEY MARKET FUND II

         Any current yield quotations for the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven-calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. A Fund's effective yield represents an animalization of the current seven-day return with all dividends reinvested. Yields for each class may differ due to different fees and expenses charged on the Class.

         Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD (NON-MONEY MARKET FUNDS) AND TOTAL RETURN

         The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

         All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

         On April 28, 2003, the Market Street International Portfolio ("International Portfolio"), Mid Cap Growth and the Market Street Equity 500 Index Portfolio were reorganized into the Dreyfus GVIT International Value Fund, Gartmore GVIT Mid Cap Growth Fund and GVIT Equity 500 Index Fund ("Equity 500 Portfolio"), respectively and the performance shown for the Dreyfus GVIT International Value Fund, Gartmore GVIT Mid Cap Growth Fund and GVIT Equity 500 Index Fund reflects the returns for the predecessor funds through April 27, 2003. From the International Portfolio's inception on November 1, 1991 until October 1, 2002, Market Street Investment Management Company ("MSIM") served as its investment adviser and The Dreyfus Corporation served as its subadviser. From the Equity 500 Portfolio's inception on February 7, 2000 until October 1, 2002, MSIM served as its investment adviser and SSgA Funds Management, Inc. served as its subadviser. On October 1, 2002, GMF replaced MSIM as the investment adviser for the International Portfolio and the Equity 500 Portfolio. The Dreyfus GVIT International Value Fund and the GVIT Equity 500 Index Fund are managed in a substantially similar manner as the International Portfolio and the Equity 500 Portfolio were, and there have been no material changes to the objectives and strategies.

         On June 23, 2003, the Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund") was reorganized into the Gartmore GVIT Developing Markets Fund and the performance shown for the Gartmore GVIT Developing Markets Fund reflects the returns for the predecessor fund through June 22, 2003. From the Montgomery Emerging Markets Fund's inception on February 2, 1996 until January 18, 2003, Montgomery Asset Management, LLC ("MAM") served as its investment adviser. On January 18, 2003, GGAMT replaced MAM as the investment adviser for the Montgomery Emerging Markets Fund. The Gartmore GVIT Developing Markets Fund is managed in a substantially similar manner as the Montgomery Emerging Markets Fund was, and there have been no material changes to the objectives and strategies.

Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

         The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

         The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES                                                           SHARE CLASSES
------                                                           -------------
Van Kampen GVIT Comstock Value Fund                              Class I, Class II, Class IV
Dreyfus GVIT International Value Fund                            Class I, Class II, Class III, Class IV, Class VI
Dreyfus GVIT Mid Cap Index Fund                                  Class I, Class II, Class III
Federated GVIT High Income Bond Fund                             Class I, Class III
Gartmore GVIT Asia Pacific Leaders Fund                          Class I, Class II, Class III
Gartmore GVIT Developing Markets Fund                            Class I, Class II
Gartmore GVIT Emerging Markets Fund                              Class I, Class II, Class III, Class VI
Gartmore GVIT European Leaders Fund                              Class I, Class II, Class III
Gartmore GVIT Global Financial Services Fund                     Class I, Class II, Class III
Gartmore GVIT Global Health Sciences Fund                        Class I, Class II, Class III, Class VI
Gartmore GVIT Global Small Companies Fund                        Class I
Gartmore GVIT Global Technology and Communications Fund          Class I, Class II, Class III, Class VI
Gartmore GVIT Global Utilities Fund                              Class I, Class II, Class III
Gartmore GVIT Government Bond Fund                               Class I, Class II, Class III, Class IV
Gartmore GVIT Growth Fund                                        Class I, Class IV
Gartmore GVIT International Growth Fund                          Class I, Class II, Class III
Gartmore GVIT Investor Destinations Aggressive Fund              Class II, Class VI
Gartmore GVIT Investor Destinations Moderately Aggressive        Class II, Class VI
Fund
Gartmore GVIT Investor Destinations Moderate Fund                Class II, Class VI
Gartmore GVIT Investor Destinations Moderately Conservative      Class II, Class VI
Fund
Gartmore GVIT Investor Destinations Conservative Fund            Class II, Class VI
Gartmore GVIT Mid Cap Growth Fund                                Class I, Class II, Class III, Class IV
Gartmore GVIT Money Market Fund                                  Class I, Class IV, Class V
Gartmore GVIT Money Market Fund II                               No Class Designation
Gartmore GVIT Nationwide Fund                                    Class I, Class II, Class III, Class IV
Gartmore GVIT Nationwide Leaders Fund                            Class I, Class II, Class III
Gartmore GVIT OTC Fund                                           Class I
Gartmore GVIT Nationwide Principal Protected Fund                No Class Designation
Gartmore GVIT U.S. Growth Leaders Fund                           Class I, Class II, Class III
Gartmore GVIT Worldwide Leaders Fund                             Class I, Class II, Class III
GVIT Equity 500 Index Fund                                       Class I, Class II, Class IV
GVIT Small Company Fund                                          Class I, Class II, Class III, Class IV
GVIT Small Cap Growth Fund                                       Class I, Class II, Class III
GVIT Small Cap Value Fund                                        Class I, Class II, Class III, Class IV
J.P. Morgan GVIT Balanced Fund                                   Class I, Class IV
Van Kampen GVIT Multi Sector Bond Fund                           Class I, Class III


         You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

         Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

         (1) designate series of the Trust; or

         (2) change the name of the Trust; or

         (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

         Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

         All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

         Election to be taxed as a regulated investment company. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

         Consent dividends. Each Fund may utilize consent dividend provisions of section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

         Diversification requirements. Each Fund (including each Underlying Fund of GVIT Investors Destinations Funds) intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER TAX CONSEQUENCES

         Effect of foreign investments on distributions. Certain Funds (including the Underlying Funds of GVIT Investors Destinations Funds) may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

         If a Fund invests in securities of foreign entities that could be deemed for federal tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities. Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

         Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE GARTMORE GVIT MONEY MARKET FUND AND THE GARTMORE GVIT MONEY MARKET FUND II:

         Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Gartmore GVIT Money Market Fund or the Gartmore GVIT Money Market Fund II to adjust distributions to maintain its respective $1 share price. These procedures may result in under- or over-distributions by the Fund of its respective net investment income.

TAX CONSEQUENCES TO SHAREHOLDERS

         Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL STATEMENTS

The Report of Independent Auditors and Financial Statements of the Trust for the period ended December 31, 2004 included in the Trust's Annual Report and the Financial Statements of the Trust for the period ended June 30, 2004 included in the Trust's unaudited Semi-Annual Report are incorporated herein by reference. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.       Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                INVESTMENT GRADE

AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB- Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' is less i vulnerable to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated 'B' has a greater vulnerability to default than obligations rated BB but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt rated 'CCC' is currently vulnerable to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

CC - Debt rated 'CC' typically is currently highly vulnerable to nonpayment.

C - Debt rated 'C' signifies that a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                         MOODY'S LONG-TERM DEBT RATINGS

Aaa -         Bonds which are rated Aaa are judged to be of the best quality.
              They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -          Bonds which are rated Ba are judged to have speculative elements;
              their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1-- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

MIG-2-- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3-- Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

               FITCH IBCA INFORMATION SERVICES, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.

A Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC and C Bonds are considered a high default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' rating signals imminent default.

DDD, DD and D Bonds are in default. Such bonds are not meeting current obligations and are extremely speculative. 'DDD' designates the highest potential for recovery of amounts outstanding on any securities involved and 'D' represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3      Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

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                              MOODY'S NOTE RATINGS

MIG 1/VMIG 1  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2  This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3  This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established

MIG 4/VMIG 4  This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


     F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

GARTMORE MUTUAL FUNDS CAPITAL TRUST AND GARTMORE GLOBAL ASSET MANAGEMENT TRUST

GENERAL

     The Boards of Trustees of the Funds has confirmed the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be, after each such Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Each of Gartmore Mutual Fund Capital Trust, and Gartmore Global Asset Management Trust (hereinafter referred to collectively as "Gartmore"), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act"). Gartmore provides investment advisory services to various types of clients, including registered and unregistered investment companies, collective trusts, institutional separate accounts, wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals (hereinafter referred to collectively as the "Clients").

     Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that Gartmore performs for Clients. Gartmore's goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of advisory clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, Gartmore has adopted proxy voting guidelines (the "Gartmore Proxy Voting Guidelines") to assist Gartmore in making proxy voting decisions and in developing procedures for effecting those decisions. The Gartmore Proxy Voting Guidelines are designed to ensure that where Gartmore has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Gartmore Proxy Voting Policies address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. The proxy voting records of the Funds will be available to shareholders on the SEC's website beginning September, 2004.

HOW PROXIES ARE VOTED

     Gartmore has delegated to Institutional Shareholder Services ("ISS"), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by Gartmore. ISS, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. A committee of Gartmore personnel has reviewed, and will continue to review annually, Gartmore's relationship with ISS and the quality and effectiveness of the various services provided by ISS.

     Specifically, ISS assists Gartmore in the proxy voting and corporate governance oversight process by developing and updating the "ISS Proxy Voting Guidelines," which are incorporated into the Gartmore Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. Gartmore's decision to retain ISS is based principally on the view that the services that ISS provides, subject to oversight by Gartmore, generally will result in proxy voting decisions which serve the best economic interests of Clients. Gartmore has reviewed, analyzed, and determined that the ISS Proxy Voting Guidelines are consistent with the views of Gartmore on the various types of proxy proposals. When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not provide a recommendation: (i) ISS will notify Gartmore; and (ii) Gartmore will use its best judgment in voting proxies on behalf of the Clients. A summary of the ISS Proxy Voting Guidelines is set forth below.

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CONFLICTS OF INTEREST

     Gartmore and Gartmore's subsidiaries do not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by ISS pursuant to the pre-determined ISS Proxy Voting Guidelines, Gartmore generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of the Clients do not reflect any conflict of interest. Nevertheless, the Gartmore Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

     The Gartmore Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of Gartmore (or between a Client and those of any of Gartmore's affiliates, including Gartmore Distribution Services, Inc., and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of ISS. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of ISS must be reported to the chief counsel for Gartmore. The chief counsel for Gartmore then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If Gartmore then casts a proxy vote that deviates from an ISS recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

Gartmore, through ISS, shall attempt to process every vote for all domestic and foreign proxies that Gartmore receives; however, there may be cases in which Gartmore will not process a proxy because it is impractical or too expensive to do so. For example, Gartmore will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when Gartmore has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, Gartmore generally will not seek to recall the securities on loan for the purpose of voting the securities.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

For any Fund, or portion of a Fund that is directly managed by a sub-adviser (other than Gartmore), the Trustees of the Fund and Gartmore have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Gartmore for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to Gartmore that all proxies of the Fund(s) advised by these sub-adviser were voted in accordance with the sub-adviser's proxy voting policies as provided to Gartmore and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

INSTITUTIONAL SHAREHOLDER SERVICES ("ISS")

1.   AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

     - An auditor has a financial interest in or association with the company, and is therefore not independent
     -    Fees for non-audit services are excessive, or
     - There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES VOTE FOR SHAREHOLDER PROPOSALS ASKING THAT A MAJORITY OR MORE OF DIRECTORS BE INDEPENDENT UNLESS THE BOARD COMPOSITION ALREADY MEETS THE PROPOSED THRESHOLD BY ISS'S DEFINITION OF INDEPENDENCE.

VOTE FOR SHAREHOLDER PROPOSALS ASKING THAT BOARD AUDIT, COMPENSATION, AND/OR NOMINATING COMMITTEES ARE COMPOSED EXCLUSIVELY OF INDEPENDENT DIRECTORS IF THEY CURRENTLY DO NOT MEET THAT STANDARD.

3.   SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote.

VOTE FOR PROPOSALS TO LOWER SUPERMAJORITY VOTE REQUIREMENTS.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5.   POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6.   MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.   REINCORPORATION PROPOSALS

PROPOSALS TO CHANGE A COMPANY'S STATE OF INCORPORATION SHOULD BE EVALUATED ON A CASE-BY-CASE BASIS, GIVING CONSIDERATION TO BOTH FINANCIAL AND CORPORATE GOVERNANCE CONCERNS, INCLUDING THE REASONS FOR REINCORPORATING, A COMPARISON OF THE GOVERNANCE PROVISIONS, AND A COMPARISON OF THE JURISDICTIONAL LAWS. VOTE FOR REINCORPORATION WHEN THE ECONOMIC FACTORS OUTWEIGH ANY NEUTRAL OR NEGATIVE GOVERNANCE CHANGES.

8.   CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

     - It is intended for financing purposes with minimal or no dilution to current shareholders
     - It is not designed to preserve the voting power of an insider or significant shareholder

9.   EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following: o Historic trading patterns

     -    Historic trading patterns
     -    Rationale for the repricing
     -    Value-for-value exchange
     -    Option vesting
     -    Term of the option
     -    Exercise price
     -    Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis. Vote FOR employee stock purchase plans where all of the following apply:

     -    Purchase price is at least 85 percent of fair market value
     -    Offering period is 27 months or less, and
     -    Potential voting power dilution (VPD) is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10.  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

AMERICAN CENTURY INVESTMENTS, INC.

American Century Investments, Inc. ("American Century") has adopted the following proxy voting policies and procedures:

PROXY VOTING POLICIES

American Century Investment Management, Inc. ("American Century") is the investment manager for a variety of clients, including the American Century family of mutual funds. As such, it has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by American Century.

GENERAL PRINCIPLES

In voting proxies, American Century is guided by general fiduciary principles. It must act prudently, solely in the interest of our clients, and for the exclusive purpose of providing benefits to them. American Century will attempt to consider all factors of its vote that could affect the value of the investment. We will not subordinate the interests of clients in the value of their investments to unrelated objectives. In short, American Century will vote proxies in the manner that we believe will do the most to maximize shareholder value.

SPECIFIC PROXY MATTERS

A.   ROUTINE MATTERS

     1.   ELECTION OF DIRECTORS

          a. GENERALLY. American Century will generally support the election of directors that result in a board made up of a majority of independent directors. In general, American Century will vote in favor of management's director nominees if they are running unopposed. American Century believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. American Century of course maintains the ability to vote against any candidate whom it feels is not qualified. For example, we will generally vote for management's director nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities. Conversely, we will vote against individual directors if they do not provide an adequate explanation for repeated absences at board meetings. When management's nominees are opposed in a proxy contest, American Century will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents. In cases where American Century's clients are significant holders of a company's voting securities, management's recommendations will be reviewed with the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund, the trustee of a retirement plan).

          b. COMMITTEE SERVICE. American Century will withhold votes for non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

          c. CLASSIFICATION OF BOARDS. American Century will support proposals that seek to declassify boards. Conversely, American Century will oppose efforts to adopt classified board structures.

          d. MAJORITY INDEPENDENT BOARD. American Century will support proposals calling for a majority of independent directors on a board. We believe that a majority of independent directors can helps to facilitate objective decision making and enhances accountability to shareholders.

          e. WITHHOLDING CAMPAIGNS. American Century will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs
               (a) through (d) above.

2.   RATIFICATION OF SELECTION OF AUDITORS

     American Century will generally rely on the judgment of the issuer's audit committee in selecting the independent auditors who will provide the best service to the company. American Century believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. We will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.

B.   EQUITY-BASED COMPENSATION PLANS

     American Century believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. American Century recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. American Century will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.

     American Century will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.

     Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by American Century's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.

     American Century will generally vote against the adoption of plans or plan amendments that:

     - provide for immediate vesting of all stock options in the event of a change of control of the company (see "Anti-Takeover Proposals" below);

     - reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. American Century will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;

     - establish restriction periods shorter than three years for restricted stock grants;

     -    do not reasonably associate awards to performance of the company; and

     -    are excessively dilutive to the company.

C.   ANTI-TAKEOVER PROPOSALS

In general, American Century will vote against any proposal, whether made by management or shareholders, which American Century believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.

     1.   CUMULATIVE VOTING

          American Century will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. American Century believes that the elimination of cumulative voting constitutes an anti-takeover measure.

     2.   STAGGERED BOARD


          If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquirer cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, American Century believes that staggered boards are primarily an anti-takeover device and will vote against them. However, American Century does not necessarily vote against the re-election of staggered boards.


     3.   "BLANK CHECK" PREFERRED STOCK

          Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile take-over attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, American Century will vote against blank check preferred stock. However, American Century may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.

     4.   ELIMINATION OF PREEMPTIVE RIGHTS

          When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right. While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. American Century generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.

     5.   NON-TARGETED SHARE REPURCHASE

          A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. American Century finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company's financial condition.

     6.   INCREASE IN AUTHORIZED COMMON STOCK

          The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. American Century will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, American Century will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.

     7.   "SUPERMAJORITY" VOTING PROVISIONS OR SUPER VOTING SHARE CLASSES

          A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition` of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. American Century believes that these are standard anti-takeover measures and will vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquirer. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.

     8.   "FAIR PRICE" AMENDMENTS

          This is another type of charter amendment that would require an offerer to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. American Century will carefully examine all fair price proposals. In general, American Century will vote against fair price proposals unless it can be determined from the proposed operation of the fair price proposal that it is likely that share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.

     9.   LIMITING THE RIGHT TO CALL SPECIAL SHAREHOLDER MEETINGS.

          The incorporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. American Century believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and we will vote against proposals attempting to eliminate this right and for proposals attempting to restore it.

     10.  POISON PILLS OR SHAREHOLDER RIGHTS PLANS

          Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.

          The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. American Century believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. American Century will generally vote against all forms of poison pills.

          We will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. We will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.

     11.  GOLDEN PARACHUTES

          Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, American Century will evaluate the specifics of the plan presented.

     12.  REINCORPORATION

          Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.

          We will examine reincorporation proposals on a case-by-case basis. If American Century believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. We will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, American Century will vote affirmatively.

     13.  CONFIDENTIAL VOTING

          Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.

          Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. American Century believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, we will vote in favor of any proposal to adopt confidential voting.

     14.  OPTING IN OR OUT OF STATE TAKEOVER LAWS

          State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. American Century believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirers. Therefore, American Century will vote in favor of opting out of restrictive state takeover laws.

     C.   OTHER MATTERS

     1.   SHAREHOLDER PROPOSALS INVOLVING SOCIAL, MORAL OR ETHICAL MATTERS

          American Century will generally vote management's recommendation on issues that primarily involve social, moral or ethical matters, such as the MacBride Principles pertaining to operations in Northern Ireland. While the resolution of such issues may have an effect on shareholder value, the precise economic effect of such proposals, and individual shareholder's preferences regarding such issues is often unclear. Where this is the case, American Century believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of American Century clients, and therefore will review management's assessment of the economic effect of such proposals and rely upon it if we believe its assessment is not unreasonable.

          Shareholders may also introduce social, moral or ethical proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. American Century believes that such proposals are better addressed outside the corporate arena, and will vote with management's recommendation; in addition, American Century will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.

     2.   ANTI-GREENMAIL PROPOSALS

          "Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. American Century believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will vote in favor of anti-greenmail proposals.

     3.   INDEMNIFICATION

          American Century will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.

     4.   NON-STOCK INCENTIVE PLANS

          Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and American Century will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.

     5.   DIRECTOR TENURE

          These proposals ask that age and term restrictions be placed on the board of directors. American Century believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

     6.   DIRECTORS' STOCK OPTIONS PLANS

          American Century believes that stock options are an appropriate form of compensation for directors, and American Century will vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company's total exposure to stock option plan dilution.

     7.   DIRECTOR SHARE OWNERSHIP

          American Century will vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.

MONITORING POTENTIAL CONFLICTS OF INTEREST

Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management's positions and give American Century staff the opportunity to ask additional questions about the matter being presented. Companies with which American Century has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for American Century clients, our proxy voting personnel regularly catalog companies with whom American Century has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).

          ************************************************************

The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, American Century will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Case-by-case determinations will be made by American Century staff, which is overseen by the General Counsel of American Century, in consultation with equity managers. Electronic records will be kept of all votes made.

Original 6/1/1989

Revised 12/05/1991

Revised 2/15/1997

Revised 8/1/1999

Revised 7/1/2003

THE DREYFUS CORPORATION

Dreyfus, through its participation on Mellon's Proxy Policy Committee, has adopted a Proxy Voting Policy, related procedures, and voting guidelines which are applied to those client accounts over which it has been delegated the authority to vote proxies. In voting proxies, Dreyfus seeks to act solely in the best financial and economic interest of the applicable client. Dreyfus will carefully review proposals that would limit shareholder control or could affect the value of a client's investment. Dreyfus generally will oppose proposals designed to insulate an issuer's management unnecessarily from the wishes of a majority of shareholders. Dreyfus will generally support proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors and otherwise achieve long-term goals. On questions of social responsibility where economic performance does not appear to be an issue, Adviser will attempt to ensure that management reasonably responds to the social issues.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with written guidelines in effect from time to time. These proxy voting guidelines are based on research and recommendations provided by internal resources and third party vendors. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized will be voted in accordance with any applicable guidelines or referred to the Proxy Policy Committee, if the applicable guidelines so require. Proposals that cannot be categorized under the guidelines will be referred to the Proxy Policy Committee for discussion and vote. Additionally, the Proxy Policy Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, Adviser weighs the cost of voting, and potential inability to sell, the shares against the benefit of voting the shares to determine whether or not to vote.

Dreyfus recognizes its duty to vote proxies in the best interests of its clients. Dreyfus seeks to avoid material conflicts of interest through the establishment of the Proxy Policy Committee, which applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, Adviser and its affiliates engage a third party as an independent fiduciary to vote all proxies for Mellon Financial Corporation securities and affiliated mutual fund securities.

Dreyfus will furnish a copy of its Proxy Voting Policy, any related procedures, and its voting guidelines to each advisory client upon request. Upon request, Adviser will also disclose to an advisory client the proxy voting history for its account after the votes have been recorded.

     FEDERATED INVESTMENT MANAGEMENT COMPANY

The Board has delegated to Federated authority to vote proxies on the securities held in the Federated GVIT High Income Bond Fund's portfolio. The Board has also reviewed Federated policies and procedures for voting the proxies, which are described below.

Proxy Voting Policies. Federated's general policy is to cast proxy votes in favor of proposals that the Federated anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that Federated believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether Federated supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally Federated will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). Federated will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally Federated will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally Federated will vote: for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, Federated will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. Federated will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. Federated will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, Federated may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if Federated decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though Federated typically votes against such measures in other contexts.

Federated generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. Federated believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, Federated will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), Federated will not vote proxies for such shares.

Proxy Voting Procedures. Federated has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to Federated by the Board in accordance with the proxy voting policies. Federated has hired Investor Responsibility Research Center (IRRC) to obtain, vote, and record proxies in accordance with the Proxy Committee's directions. The Proxy Committee directs IRRC by means of Proxy Voting Guidelines, and IRRC may vote any proxy as directed in the Proxy Voting Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to IRRC. Federated's proxy voting procedures generally permit the Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

Conflicts of Interest. Federated has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Federated GVIT High Income Bond Fund (and its shareholders) and those of Federated. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

Federated has implemented the following procedures in order to avoid concerns that the conflicting interests of Federated GVIT High Income Bond Fund have influenced proxy votes. Any employee of Federated who is contacted by an Interested Company regarding proxies to be voted by Federated must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how Federated will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, Federated voted as it did.

If the Fund holds shares of another investment company for which Federated (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of Federated at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

GARTMORE GLOBAL PARTNERS

The corporate governance policy of Gartmore Global Partners (GGP) is intended to give our clients a voice in the companies in which they invest. That voice is being heard when GGP casts its clients' votes at company meetings. This document only summarizes GGP's position and for a fuller understanding reference must be made to GGP's full corporate governance statement

CORPORATE GOVERNANCE

Corporate Governance establishes the appropriate corporate structure for wealth creation in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company. We take into account the corporate cultures of different countries but aim to apply the same principles.

GGP'S POSITION

Voting rights are part of the value of an investment and to be used constructively in our clients' best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical difficulties which may prevent this in some markets. We support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

VOTING GUIDELINES

               - Shareholder rights - should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.

               - Capital issue and repurchase should be on equal terms to all holders.

               - Decisions on take-over bids are based on the long-term interests of our clients. Anti-takeover devices should not be used to shield management from accountability.

               - Board Structure - there should be sufficient independent non-executives to balance executive management.

               - Chairman and Chief Executive - these significantly different roles should be separated to prevent undue concentration of power within the company.

               - Board Committees - strong audit and remuneration committees composed principally of independent non-executive directors should be used to resolve conflicts of interest between executives and the company.

               - Service contracts -should not be of excessive length or used to shield executives who do not perform.

               - Re-election - all directors should be required to stand for re-election at regular intervals, at least every 3 years.

               - Incentive schemes - share based remuneration schemes should be subject to shareholder approval. We favor schemes which include challenging performance criteria.

GGP'S PROCEDURES
We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of our clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for our investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating our response to controversial issues. Where required GGP will take necessary steps to retain proxy voting records for the period of time as specified by regulations.

CONFLICTS OF INTEREST
GGP recognizes that circumstances can occur where it faces an actual or perceived material conflict of interest in effecting the policy of voting proxies. Some of these potential conflicts of interest include, but are not limited to,

               - where GGP (or an affiliate) manages assets, administers employee benefit plans, or provides other financial services or products to companies whose management is soliciting proxies and failure to vote proxies in favor of the management of such a company may harm our (or an affiliate's) relationship with the company

               - where GGP (or an affiliate) may have a business relationship, not with the company, but with a proponent of a proxy proposal and where GGP (or an affiliate) may manage assets for the proponent

               - where GGP (or an affiliate) or any members of its staff may have personal or business relationships with participants in proxy contests, corporate directors or candidates for corporate directorships, or where GGP (or an affiliate) or any member of its staff may have a personal interest in the outcome of a particular matter before shareholders. Where such conflicts arise, arrangements will be made to ensure that decisions are taken in the long-term interests of clients as a whole. These arrangements may include:

               - referring decisions to a senior manager unconnected with the day to day management of the fund concerned

               -    using the advice of an outside body

               -    approaching clients directly.

In order to avoid even the appearance of impropriety, in the event that Gartmore (or an affiliate) manages assets for a company, its pension plan, or related entity, Gartmore will not take into consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

J.P. MORGAN INVESTMENT MANAGEMENT, INC.

The investment adviser entities that comprise JPMorgan Fleming Asset Management ("JPMFAM") may be granted by their clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMFAM has adopted detailed proxy voting procedures ("Procedures") that incorporate detailed proxy guidelines ("Guidelines") for voting proxies on specific types of issues.

Pursuant to the Procedures, most routine proxy matters will be voted in accordance with the Guidelines, which have been developed with the objective of encouraging corporate action that enhances shareholder value. For proxy matters that are not covered by the Guidelines (including matters that require a case-by-case determination) or where a vote contrary to the Guidelines is considered appropriate, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest and ensure that the proxy vote is cast in the best interests of clients.

To oversee and monitor the proxy-voting process, each JPMFAM advisory entity will establish a proxy committee and appoint a proxy administrator in each global location where proxies are voted. Each proxy committee will meet periodically to review general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues implemented by the relevant JPMFAM entity.

A copy of the JPMFAM proxy voting procedures and guidelines are available upon request.

MORGAN STANLEY INVESTMENT MANAGEMENT INC.

Morgan Stanley Investment Management Inc. ("Morgan Stanley"), has adopted the following proxy voting policies and procedures:

PROXY VOTING POLICY AND PROCEDURES

I.   POLICY STATEMENT

Introduction - Morgan Stanley Investment Management's ("MSIM") policies and procedures for voting proxies with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary Investment Management services and for which a MSIM entity has the authority to vote their proxies. The policies and procedures and general guidelines in this section will be reviewed and, as necessary, updated periodically to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley Alternative Investment Partners, L.P., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Group Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Investments LP, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., and Van Kampen Advisors Inc. (each a "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Fund will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by its Board of Directors or Trustees. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which we manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a statement of proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

VOTING PROXIES FOR CERTAIN NON-US COMPANIES - WHILE THE PROXY VOTING PROCESS IS WELL ESTABLISHED IN THE UNITED STATES AND OTHER DEVELOPED MARKETS WITH A NUMBER OF TOOLS AND SERVICES AVAILABLE TO ASSIST AN INVESTMENT MANAGER, VOTING PROXIES OF NON-US COMPANIES LOCATED IN CERTAIN JURISDICTIONS, PARTICULARLY EMERGING MARKETS, MAY INVOLVE A NUMBER OF PROBLEMS THAT MAY RESTRICT OR PREVENT A MSIM AFFILIATE'S ABILITY TO VOTE SUCH PROXIES. THESE PROBLEMS INCLUDE, BUT ARE NOT LIMITED TO: (I) PROXY STATEMENTS AND BALLOTS BEING WRITTEN IN A LANGUAGE OTHER THAN ENGLISH; (II) UNTIMELY AND/OR INADEQUATE NOTICE OF SHAREHOLDER MEETINGS;
(III) RESTRICTIONS ON THE ABILITY OF HOLDERS OUTSIDE THE ISSUER'S JURISDICTION OF ORGANIZATION TO EXERCISE VOTES; (IV) REQUIREMENTS TO VOTE PROXIES IN PERSON,
(V) THE

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IMPOSITION OF RESTRICTIONS ON THE SALE OF THE SECURITIES FOR A PERIOD OF TIME IN
PROXIMITY TO THE SHAREHOLDER MEETING; AND (VI) REQUIREMENTS TO PROVIDE LOCAL AGENTS WITH POWER OF ATTORNEY TO FACILITATE THE MSIM AFFILIATE'S VOTING INSTRUCTIONS. AS A RESULT, CLIENTS' NON-U.S. PROXIES WILL BE VOTED ON A BEST EFFORTS BASIS ONLY, CONSISTENT WITH THE CLIENT PROXY STANDARD. ISS HAS BEEN RETAINED TO PROVIDE ASSISTANCE TO THE MSIM AFFILIATES IN CONNECTION WITH VOTING THEIR CLIENTS' NON-US PROXIES.

II.  GENERAL PROXY VOTING GUIDELINES

TO ENSURE CONSISTENCY IN VOTING PROXIES ON BEHALF OF ITS CLIENTS, MSIM AFFILIATES WILL FOLLOW (SUBJECT TO ANY EXCEPTION SET FORTH HEREIN) THESE PROXY VOTING POLICIES AND PROCEDURES, INCLUDING THE GUIDELINES SET FORTH BELOW. THESE GUIDELINES ADDRESS A BROAD RANGE OF ISSUES, INCLUDING BOARD SIZE AND COMPOSITION, EXECUTIVE COMPENSATION, ANTI-TAKEOVER PROPOSALS, CAPITAL STRUCTURE PROPOSALS AND SOCIAL RESPONSIBILITY ISSUES AND ARE MEANT TO BE GENERAL VOTING PARAMETERS ON ISSUES THAT ARISE MOST FREQUENTLY. THE MSIM AFFILIATES, HOWEVER, MAY VOTE IN A MANNER THAT IS CONTRARY TO THE FOLLOWING GENERAL GUIDELINES, PURSUANT TO THE PROCEDURES SET FORTH IN SECTION IV. BELOW, PROVIDED THE VOTE IS CONSISTENT WITH THE CLIENT PROXY STANDARD.

III. GUIDELINES

A.   MANAGEMENT PROPOSALS

          1. When voting on routine ballot items the following proposals are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

               -    Selection or ratification of auditors.

               - Approval of financial statements, director and auditor reports.

               -    Election of Directors.

               - Limiting Directors' liability and broadening indemnification of Directors.

               - Requirement that a certain percentage (up to 66 2/3%) of its Board's members be comprised of independent and unaffiliated Directors.

               - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

               - Recommendations to set retirement ages or require specific levels of stock ownership by Directors.

               -    General updating/corrective amendments to the charter.

               -    Elimination of cumulative voting.

               -    Elimination of preemptive rights.

               - Provisions for confidential voting and independent tabulation of voting results.

               - Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

          2. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, are generally voted in support of management, subject to the review and approval of the Proxy Review Committee, as appropriate.

               Capitalization changes

               - Capitalization changes that eliminate other classes of stock and voting rights.

               - Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

               - Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

               -    Proposals for share repurchase plans.

               - Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

               -    Proposals to effect stock splits.

               - Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

               Compensation

               - Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

               - Employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

               - Establishment of Employee Stock Option Plans and other employee ownership plans.

               Anti-Takeover Matters

               - Modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

               - Adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

          3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on the shareholder, are generally voted against (notwithstanding management support), subject to the review and approval of the Proxy Review Committee, as appropriate.

               - Capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

               - Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or super voting rights.

               -    Creation of "blank check" preferred stock.

               -    Changes in capitalization by 100% or more.

               - Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

               - Amendments to bylaws that would require a supermajority shareholder vote to pass or repeal certain provisions.

               -    Proposals to indemnify auditors.

          4. The following types of non-routine proposals, which potentially may have a potential financial or best interest impact on an issuer, are voted as determined by the Proxy Review Committee.

               Corporate Transactions

               - Mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, based on, among other things, MSIM internal company-specific knowledge.

               - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

               - Shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

               - Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

                    (i)   Whether the stock option plan is incentive based;

                    (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

                    (iii) For growth companies, should be no more than 10% of
                          the issued capital at the time of approval.

               Anti-Takeover Provisions

               - Proposals requiring shareholder ratification of poison pills.

               - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.   SHAREHOLDER PROPOSALS

          1. The following shareholder proposals are generally supported, subject to the review and approval of the Proxy Review Committee, as appropriate:

               - Requiring auditors to attend the annual meeting of shareholders.

               - Requirement that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

               - Requirement that a certain percentage of its Board's members be comprised of independent and unaffiliated Directors.

               -    Confidential voting.

               -    Reduction or elimination of supermajority vote requirements.

          2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

               -    Proposals that limit tenure of directors.

               -    Proposals to limit golden parachutes.

               - Proposals requiring directors to own large amounts of stock to be eligible for election.

               -    Restoring cumulative voting in the election of directors.

               - Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

               - Proposals that limit retirement benefits or executive compensation.

               - Requiring shareholder approval for bylaw or charter amendments.

               - Requiring shareholder approval for shareholder rights plan or poison pill.

               -    Requiring shareholder approval of golden parachutes.

               -    Elimination of certain anti-takeover related provisions.

               -    Prohibit payment of greenmail.

          3. The following shareholder proposals are generally not supported, subject to the review and approval of the Committee, as appropriate.

               - Requirements that the issuer prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

               - Restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

               - Proposals that require inappropriate endorsements or corporate actions.

IV.  ADMINISTRATION OF PROXY POLICIES AND PROCEDURES

A. PROXY REVIEW COMMITTEE

          1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them. Following are some of the functions and responsibilities of the Committee.

               (a) The Committee, which will consist of members designated by MSIM's Chief Investment Officer, is responsible for establishing MSIM's proxy voting policies and guidelines and determining how MSIM will vote proxies on an ongoing basis.

               (b) The Committee will periodically review and have the authority to amend as necessary MSIM's proxy voting policies and guidelines (as expressed in these Proxy Voting Policy and Procedures) and establish and direct voting positions consistent with the Client Proxy Standard.

               (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) generally review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy and Procedures including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

               (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in Sections I, II, and III above; and (3) determine how to vote matters for which specific direction has not been provided in Sections I, II and III above. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS recommendations and the research provided by IRRC as well as any other relevant information they may request or receive.

               (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will designate a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee may request the assistance of the Law and Compliance Departments and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

               (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s) for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly Scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

               (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable PMs, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

NEUBERGER BERMAN, LLC

Neuberger Berman, LLC ("Neuberger"), has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") which are designed to reasonably ensure that Neuberger votes proxies prudently and in the best interest of its advisory clients for whom the adviser has voting authority. The Proxy Voting Policy also describes how Registrant addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with Neuberger's voting guidelines.

For Socially Responsive clients, Neuberger has adopted Socially Responsive voting guidelines. For Non-Socially Responsive clients, Neuberger's guidelines adopt the voting recommendations of ISS. Neuberger retains final authority and fiduciary responsibility for proxy voting.

All clients receive a summary of Proxy Voting Policy and are provided with instructions on how to obtain a copy of Neuberger's Proxy Voting Policy and information about how Neuberger voted proxies on their behalf.

OBERWEIS ASSET MANAGEMENT, INC.

Oberweis Asset Management, Inc. ("OAM") has established Proxy Voting Policies and Procedures setting forth the general principles used to determine how OAM votes proxies on securities in client accounts for which OAM has proxy voting authority, including the mutual fund to which it serves as investment adviser. OAM's general policy is to vote proxies in the best interests of clients. In pursuing this policy, OAM votes in a manner that is intended to maximize the value of the client assets and seeks to align the interests of management of the companies in which it invests with the interests of clients.

OAM's Proxy Voting Policies and Procedures describe how OAM usually votes proxies on various matters, such as proposals on corporate governance, changes to capital structure and routine matters including the election of directors and ratification of the appointment of independent auditors. OAM's Proxy Voting Policies and Procedures provide that proxies with respect to foreign companies may not be voted, where the company is in a country which prohibits shareholders who vote proxies from trading the company's shares within a given period of time around the shareholder meeting date ("share blocking"), unless the appropriate portfolio manager consents. If the application of the voting guidelines is unclear, the matter is not covered by the voting guidelines or the voting guidelines call for case-by-case review, OAM's Proxy Committee will formulate a recommendation on the matter in accordance with OAM's goal of maximizing client assets.

OAM's Proxy Voting Policies and Procedures describe how OAM addresses conflicts of interest between OAM and its clients, including Fund shareholders, with respect to proxy voting decisions. Actual or potential conflicts of interest involving a company or companies affiliated with OAM of which OAM is unaware are not considered conflicts of interest covered be the Proxy Voting Policies and Procedures. To resolve conflicts of which it is aware, OAM will (1) obtain client consent before voting in accordance with the voting guidelines or the recommendation of the Proxy Committee, (2) refer the matter to a third party proxy voting service or (3) the Proxy Committee will prepare a report documenting the conflict, the procedures used to address the conflict, any contacts from outside parties regarding the proposal and the reason for the recommendation.




SSGA FUNDS MANAGEMENT, INC.

INTRODUCTION

SSgA Funds Management, Inc. ("FM") seeks to vote proxies in the best interests of its clients. In the ordinary course, this entails voting proxies in a way which FM believes will maximize the monetary value of each portfolio's holdings. FM takes the view that this will benefit our direct clients (e.g. investment funds) and, indirectly, the ultimate owners and beneficiaries of those clients (e.g. fund shareholders).

Oversight of the proxy voting process is the responsibility of the State Street Global Advisors (SSgA) Investment Committee. The SSgA Investment Committee reviews and approves amendments to the FM Proxy Voting Policy and delegates authority to vote in accordance with this policy to Proxy Voting Services. FM retains the final authority and responsibility for voting. In addition to voting proxies, FM:

     1) describes its proxy voting procedures to its clients in Part II of its Form ADV;

     2)   provides the client with this written proxy policy, upon request;

     3) discloses to its clients how they may obtain information on how FM voted the client's proxies;

     4)   matches proxies received with holdings as of record date;

     5)   reconciles holdings as of record date and rectifies any discrepancies;

     6) generally applies its proxy voting policy consistently and keeps records of votes for each client;

     7)   documents the reason(s) for voting for all non-routine items; and

     8) keeps records of such proxy voting available for inspection by the client or governmental agencies.

PROCESS

The SSgA FM Principal -- Manager of Corporate Actions is responsible for monitoring corporate actions. As stated above, oversight of the proxy voting process is the responsibility of the SSgA Investment Committee, which retains oversight responsibility for all investment activities of all State Street Corporation investment firms.

In order to facilitate our proxy voting process, FM retains a firm with expertise in the proxy voting and corporate governance fields to assist in the due diligence process. The Manager of Corporate Actions is responsible, working with this firm, for ensuring that proxies are submitted in a timely manner.

All proxies received on behalf of FM clients are forwarded to our proxy voting firm. If (i) the request falls within one of the guidelines listed below, and
(ii) there are no special circumstances relating to that company or proxy which come to our attention (as discussed below), the proxy is voted according to our guidelines.

However, from time to time, proxy votes will be solicited which (i) involve special circumstances and require additional research and discussion or (ii) are not directly addressed by our policies. These proxies are identified through a number of methods, including but not limited to notification from our third party proxy voting specialist, concerns of clients, review by internal proxy specialists, and questions from consultants.

In instances of special circumstances or issues not directly addressed by our policies, the Chairman of the Investment Committee is consulted for a determination of the proxy vote. The first determination is whether there is a material conflict of interest between the interests of our client and those of FM. If the Manager of Corporate Actions and the Chairman of the Investment Committee determine that there is a material conflict, the process detailed below under "Potential Conflicts" is followed. If there is no material conflict, we examine each of the issuer's proposals in detail in seeking to determine what vote would be in the best interests of our clients. At this point, the Chairman of the Investment Committee makes a voting decision based on maximizing the monetary value of each portfolio's holdings. However, the Chairman of the Investment Committee may determine that a proxy involves the consideration of particularly significant issues and present the proxy to the entire Investment Committee for a decision on voting the proxy.

FM also endeavors to show sensitivity to local market practices when voting proxies of non-U.S. issuers.

VOTING

For most issues and in most circumstances, we abide by the following general guidelines. However, as discussed above, in certain circumstances, we may determine that it would be in the best interests of our clients to deviate from these guidelines.

MANAGEMENT PROPOSALS

I. FM votes in support of management on the following ballot items, which are fairly common management sponsored initiatives.

     - Elections of directors who do not appear to have been remiss in the performance of their oversight responsibilities
     -    Approval of auditors
     -    Directors' and auditors' compensation
     -    Directors' liability and indemnification
     -    Discharge of board members and auditors
     -    Financial statements and allocation of income
     - Dividend payouts that are greater than or equal to country and industry standards
     -    Authorization of share repurchase programs
     -    General updating of or corrective amendments to charter
     -    Change in Corporation Name
     -    Elimination of cumulative voting

II. FM votes in support of management on the following items, which have potentially substantial financial or best-interest impact:

     - Capitalization changes which eliminate other classes of stock and voting rights
     - Changes in capitalization authorization for stock splits, stock dividends, and other specified needs which are no more than 50% of the existing authorization for U.S. companies and no more than 100% of existing authorization for non-U.S. companies
     - Elimination of pre-emptive rights for share issuance of less than a given percentage (country specific - ranging from 5% to 20%) of the outstanding shares
     -    Elimination of "poison pill" rights
     - Stock purchase plans with an exercise price of not less that 85% of fair market value
     -    Stock option plans which are incentive based and not excessive
     -    Other stock-based plans which are appropriately structured
     -    Reductions in super-majority vote requirements
     -    Adoption of anti-"greenmail" provisions

III. FM votes against management on the following items, which have potentially substantial financial or best interest impact:

     - Capitalization changes that add "blank check" classes of stock or classes that dilute the voting interests of existing shareholders
     - Changes in capitalization authorization where management does not offer an appropriate rationale or which are contrary to the best interest of existing shareholders
     - Anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter appropriate tender offers and other offers
     - Amendments to bylaws which would require super-majority shareholder votes to pass or repeal certain provisions
     -    Elimination of Shareholders' Right to Call Special Meetings
     -    Establishment of classified boards of directors
     - Reincorporation in a state which has more stringent anti-takeover and related provisions
     - Shareholder rights plans that allow the board of directors to block appropriate offers to shareholders or which trigger provisions preventing legitimate offers from proceeding
     -    Excessive compensation
     - Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholders if triggered
     -    Adjournment of Meeting to Solicit Additional Votes
     - "Other business as properly comes before the meeting" proposals which extend "blank check" powers to those acting as proxy
     - Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV. FM evaluates Mergers and Acquisitions on a case-by-case basis. Consistent with our proxy policy, we support management in seeking to achieve their objectives for shareholders. However, in all cases, FM uses its discretion in order to maximize shareholder value. FM, generally votes, as follows:

     - Against offers with potentially damaging consequences for minority shareholders because of illiquid stock, especially in some non-US markets
     - For offers that concur with index calculators treatment and our ability to meet our clients return objectives for passive funds
     - Against offers when there are prospects for an enhanced bid or other bidders
     - For proposals to restructure or liquidate closed end investment funds in which the secondary market price is substantially lower than the net asset value

SHAREHOLDER PROPOSALS

Traditionally, shareholder proposals have been used to encourage management and other shareholders to address socio-political issues. FM believes that it is inappropriate to use client assets to attempt to affect such issues. Thus, we examine shareholder proposals primarily to determine their economic impact on shareholders.

I. FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     -    Requirements that auditors attend the annual meeting of shareholders
     -    Establishment of an annual election of the board of directors
     - Mandates requiring a majority of independent directors on the Board of Directors and the audit, nominating, and compensation committees
     - Mandates that amendments to bylaws or charters have shareholder approval
     -    Mandates that shareholder-rights plans be put to a vote or repealed
     -    Establishment of confidential voting
     - Expansions to reporting of financial or compensation-related information, within reason
     -    Repeals of various anti-takeover related provisions
     -    Reduction or elimination of super-majority vote requirements
     -    Repeals or prohibitions of "greenmail" provisions
     -    "Opting-out" of business combination provisions
     - Proposals requiring the disclosure of executive retirement benefits if the issuer does not have an independent compensation committee

II. In light of recent events surrounding corporate auditors and taking into account corporate governance provisions released by the SEC, NYSE, and NASDAQ, FM votes in support of shareholders on the following ballot items, which are fairly common shareholder-sponsored initiatives:

     - Disclosure of Auditor and Consulting relationships when the same or related entities are conducting both activities
     - Establishment of selection committee responsible for the final approval of significant management consultant contract awards where existing firms are already acting in an auditing function
     - Mandates that Audit, Compensation and Nominating Committee members should all be independent directors
     - Mandates giving the Audit Committee the sole responsibility for the selection and dismissal of the auditing firm and any subsequent result of audits are reported to the audit committee

III. FM votes against shareholders on the following initiatives, which are fairly common shareholder-sponsored initiatives:

     -    Limits to tenure of directors
     - Requirements that candidates for directorships own large amounts of stock before being eligible to be elected
     -    Restoration of cumulative voting in the election of directors
     - Requirements that the company provide costly, duplicative, or redundant reports; or reports of a non-business nature
     - Restrictions related to social, political, or special interest issues which affect the ability of the company to do business or be competitive and which have significant financial or best-interest impact
     - Proposals which require inappropriate endorsements or corporate actions
     - Requiring the company to expense stock options unless already mandated by FASB (or similar body) under regulations that supply a common valuation model.
     - Proposal asking companies to adopt full tenure holding periods for their executives.
     - Proposals requiring the disclosure of executive retirement benefits if the issuer has an independent compensation committee

SHAREHOLDER ACTIVISM

We at FM agree entirely with the United States Department of Labor's position that "where proxy voting decisions may have an effect on the economic value of the plan's underlying investment, plan fiduciaries should make proxy voting decisions with a view to enhancing the value of the shares of stock" (IB 94-2). Our proxy voting policy and procedures are designed to ensure that our clients receive the best possible returns on their investments. We meet directly with corporation representatives and participate in conference calls and third-party inquiries in order to ensure our processes are as fully informed as possible.

Through our membership in the Council of Institutional Investors as well as our contact with corporate pension plans, public funds, and unions, we are also able to communicate extensively with other shareholders regarding events and issues relevant to individual corporations, general industry, and current shareholder concerns.

In addition, FM monitors "target" lists of underperforming companies prepared by various shareholder groups, including: California Public Employee Retirement System, The City of New York - Office of the Comptroller, International Brotherhood of Teamsters, and Council of Institutional Investors. Companies, so identified, receive an individual, systematic review by the Corporate Governance Subcommittee of SSgA's Investment Committee.

As an active shareholder, FM's role is to ensure that corporate policies serve the best interests of the corporation's investor-owners. Though we do not seek involvement in the day-to-day operations of an organization, we recognize the need for conscientious oversight of and input into management decisions that may affect a company's value. To that end, our monitoring of corporate management and industry events is substantially more detailed than that of the typical voter. We have demonstrated our willingness to vote against management-sponsored initiatives and to support shareholder proposals when appropriate. To date we have not filed proposals or initiated letter-writing or other campaigns, but have used our active participation in the corporate governance process -- especially the proxy voting process -- as the most effective means by which to communicate our and our clients' legitimate shareholder concerns. Should an issue arise in conjunction with a specific corporation that cannot be satisfactorily resolved through these means, we shall consider other approaches.

Through the consistent, conscientious execution of our responsibilities as both fiduciary and shareholder, FM is able to promote the best interests of its fellow shareholders and its clients. The SSgA Funds Management, Inc. Proxy Voting Policy provides for this active, informed participation in the management of those corporations in which we hold shares.

POTENTIAL CONFLICTS

As discussed above under Process, from time to time, FM will review a proxy which presents a potential material conflict. For example, FM or its affiliates may provide services to a company whose management is soliciting proxies, or to another entity which is a proponent of a particular proxy proposal. Another example could arise when FM has business or other relationships with participants involved in proxy contests, such as a candidate for a corporate directorship.

As a fiduciary to its clients, FM takes these potential conflicts very seriously. While FM's only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients' best interests and are not affected by FM's potential conflict, there are a number of courses FM may take. The final decision as to which course to follow shall be made by the Investment Committee.

When the matter falls clearly within one of the proposals enumerated above, casting a vote which simply follows FM's pre-determined policy would eliminate FM's discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that FM believes more active involvement is necessary, the Chairman of the Investment Committee shall present the proxy to the Investment Committee, who will follow one of two courses of action. First, FM may employ the services of a third party, wholly independent of FM, its affiliates and those parties involved in the proxy issue, to determine the appropriate vote.

Second, in certain situations the Investment Committee may determine that the employment of a third party is unfeasible, impractical or unnecessary. In such situations, the Investment Committee shall make a decision as to the voting of the proxy. The basis for the voting decision, including the basis for the determination that the decision is in the best interests of FM's clients, shall be formalized in writing as a part of the minutes to the Investment Committee. As stated above, which action is appropriate in any given scenario would be the decision of the

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Investment Committee in carrying out its duty to ensure that the proxies are voted in the clients', and not FM's, best interests.

RECORDKEEPING

In accordance with applicable law, FM shall retain the following documents for not less than five years from the end of the year in which the proxies were voted, the first two years in FM's office:

     1) FM's Proxy Voting Policy and any additional procedures created pursuant to such Policy;

     2) a copy of each proxy statement FM receives regarding securities held by its clients (note: this requirement may be satisfied by a third party who has agreed in writing to do so or by obtaining a copy of the proxy statement from the EDGAR database);

     3) a record of each vote cast by FM (note: this requirement may be satisfied by a third party who has agreed in writing to do so);

     4) a copy of any document created by FM that was material in making its voting decision or that memorializes the basis for such decision; and

     5) a copy of each written request from a client, and response to the client, for information on how FM voted the client's proxies.




DISCLOSURE OF CLIENT VOTING INFORMATION

Any client who wishes to receive information on how its proxies were voted should contact its FM client service officer.

WADDELL & REED INVESTMENT MANAGEMENT COMPANY

The Funds have delegated all proxy voting responsibilities to their investment manager. Waddell & Reed Investment Management Company ("WRIMCO") which has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and WRIMCO's corresponding positions.

BOARD OF DIRECTORS ISSUES:

WRIMCO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

WRIMCO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

WRIMCO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. WRIMCO will support such protection so long as it does not exceed reasonable standards.

WRIMCO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

CORPORATE GOVERNANCE ISSUES:

WRIMCO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

WRIMCO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

WRIMCO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

WRIMCO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

WRIMCO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

EXECUTIVE/EMPLOYEE ISSUES:
WRIMCO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the Plan is reasonably limited.

POLITICAL ACTIVITY:
WRIMCO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PAC's) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PAC's. This is public information and available to all interested parties.

CONFLICTS OF INTEREST BETWEEN WRIMCO AND THE FUNDS:
WRIMCO will use the following three-step process to address conflicts of interest: (1) WRIMCO will attempt to identify any potential conflicts of interest; (2) WRIMCO will then determine if the conflict as identified is material; and (3) WRIMCO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict.

I. IDENTIFYING CONFLICTS OF INTEREST: WRIMCO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the fund's shareholders on a proxy voting matter. WRIMCO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

     - BUSINESS RELATIONSHIPS - WRIMCO will review any situation for a material conflict where WRIMCO manages money for a company or an employee group, manages pension assets, administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that WRIMCO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage WRIMCO to vote in favor of management.
     - PERSONAL RELATIONSHIPS - WRIMCO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
     - FAMILIAL RELATIONSHIPS - WRIMCO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

WRIMCO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

II. "MATERIAL CONFLICTS": WRIMCO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, WRIMCO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

In considering the materiality of a conflict, WRIMCO will take a two-step approach:

     - FINANCIAL MATERIALITY - A relationship will be considered presumptively non-material unless the relationship represents 5% or more of WRIMCO's annual revenue. If the relationship involves an affiliate, the "material" benchmark will be 15% or more of WRIMCO's annual revenue.
     - NON-FINANCIAL MATERIALITY - WRIMCO will review all known relationships of portfolio managers and senior management for improper influence.

III. PROCEDURES TO ADDRESS MATERIAL CONFLICTS: WRIMCO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

     - USE A PROXY VOTING SERVICE FOR SPECIFIC PROPOSALS - As a primary means of voting material conflicts, WRIMCO will vote per the recommendation of an independent proxy voting service (Institutional Shareholder Services ("ISS") or another independent third party if a recommendation from ISS is unavailable).
     - CLIENT DIRECTED - If the Material Conflict arises from WRIMCO's management of a third party account and the client provides voting instructions on a particular vote, WRIMCO will vote according to the directions provided by the client.
     - USE A PREDETERMINED VOTING POLICY - If no directives are provided by either ISS or the client, WRIMCO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and WRIMCO chooses to use a predetermined voting policy, WRIMCO will not be permitted to vary from the established voting policies established herein.
     - SEEK BOARD GUIDANCE - If the Material Conflict does not fall within one of the situations referenced above, WRIMCO may seek guidance from the Funds' Board of Trustees on matters involving a conflict. Under this method, WRIMCO will disclose the nature of the conflict to the Fund Board and obtain the Board's consent or direction to vote the proxies. WRIMCO may use the Board Guidance to vote proxies for its non-mutual fund clients.

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                                      C-10

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                         APPENDIX C - PORTFOLIO MANAGERS


                       INFORMATION AS OF DECEMBER 31, 2004


INVESTMENTS IN EACH FUND



Name of Portfolio Manager                   Fund Name                           Dollar Range of Investments in Each Fund(1).
American Century Investments, Inc.
William Martin                              GVIT Small Company                  None
Wilhelmine von Turk                         GVIT Small Company                  None
Thomas Vaiana                               GVIT Small Company                  None

The Dreyfus Corporation
Thomas Durante                              Dreyfus GVIT Mid Cap Index          None
D. Kirk Henry                               Dreyfus GVIT International Value    None
Peter Higgins                               GVIT Small Company                  None
Andrew Johnsen                              Dreyfus GVIT International Value    None
Paul Kandel                                 GVIT Small Company                  None
Carolyn Kedersha                            Dreyfus GVIT International Value    None
Param Roychoudhury                          Dreyfus GVIT International Value    None
Clifford Smith                              Dreyfus GVIT International Value    None
Hilary Woods                                GVIT Small Company                  None

Federated Investment Counseling
Mark Durbiano                               Federated GVIT High Income Bond     None
Nathan Kehm                                 Federated GVIT High Income Bond     None

Gartmore Global Partners
Peter Dagliesh                              GVIT Developing Markets             None
                                            GVIT Emerging Markets               None
Philip Ehrmann                              GVIT Emerging Markets               None
                                            GVIT Developing Markets             None
Michael Gleason                             GVIT Small Company                  None
Brian O'Neill                               GVIT International Growth           None
Neil Rogan                                  GVIT Worldwide Leaders              None
Luke Smith                                  GVIT Small Company                  None
Ben Walker                                  GVIT Global Utilities               None
                                            GVIT International Growth           None

Gartmore Mutual Funds Capital Trust
Chris Baggini                               GVIT U.S. Growth Leaders            None
                                            GVIT Growth                         None
Douglas Burtnick                            GVIT U.S. Growth Leaders            None
                                            GVIT Global Financial Services      None
                                            GVIT Growth                         None
Peter James Cahill                          GVIT Small Company                  $10,001-50,000
                                            GVIT Small Cap Value                None
Mary Champagne                              GVIT Small Company                  None
                                            GVIT Small Cap Value                None
Paul Cluskey                                GVIT Global Health Sciences         None
Robert Glise                                GVIT Mid Cap Growth                 None
Gary Haubold                                GVIT Nationwide                     None
                                            GVIT Nationwide Leaders             None

William Miller                              GVIT Nationwide                     None
Jeffrey Petherick                           GVIT Small Company                  $10,001-50,000
                                            GVIT Small Cap Value                None
Stuart Quint                                GVIT Global Financial Services      None
Chip Zhu                                    GVIT Global Technology and          None
                                            Communications

J.P. Morgan Investment Management Inc.
Chris T. Blum                               GVIT Small Cap Value                None
Patrik Jakobson                             J.P. Morgan GVIT Balanced           None
Anne Lester                                 J.P. Morgan GVIT Balanced
Dennis Ruhl                                 GVIT Small Cap Value                None

Morgan Stanley Investment Management Inc.
W. David Armstrong                          Van Kampen GVIT Multi Sector Bond   None
David Cohen                                 GVIT Small Company                  None
Sheila Finnerty                             Van Kampen GVIT Multi Sector Bond   None
David Horowitz                              Van Kampen GVIT Multi Sector Bond   None
Gordon Loery                                Van Kampen GVIT Multi Sector Bond   None
Dennis Lynch                                GVIT Small Company                  None
Abigail McKenna                             Van Kampen GVIT Multi Sector Bond   None
Paul O'Brien                                Van Kampen GVIT Multi Sector Bond   None
Roberto Sella                               Van Kampen GVIT Multi Sector Bond   None

Nationwide Mutual Insurance Company
Gary Hunt                                   GVIT Government Bond                None

Neuberger Berman LLC
Robert D'Alelio                             GVIT Small Company Fund             None
Judith Vale                                 GVIT Small Company Fund             None

Oberweis Asset Management, Inc.
James Oberweis                              GVIT Small Cap Growth               None

SSgA Funds Management, Inc.
Tom Rawlings                                GVIT Equity 500 Index               None

Van Kampen Asset Management
B. Robert Baker, Jr.                        Van Kampen GVIT Comstock Value      None
Kevin Holt                                  Van Kampen GVIT Comstock Value      None
Jason Leder                                 Van Kampen GVIT Comstock Value      None

Waddell & Reed
Kenneth McQuade                             GVIT Small Cap Growth               None
                                            GVIT Small Company                  None
Mark Seferovich                             GVIT Small Cap Growth               None
                                            GVIT Small Company                  None

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----------


(1) This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934), that has been allocated to subaccounts that have purchased shares of the Funds. A portfolio manager is presumed to be the beneficial owner of subaccount securities that are held by his or her immediate family members that share the same household as the portfolio manager.



DESCRIPTION OF COMPENSATION STRUCTURE



AMERICAN CENTURY INVESTMENTS, INC.



American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. It includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.



Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.



Bonus
A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For policy portfolios, investment performance is measured by a combination of one- and three-year pre-tax performance relative to a pre-established, internally-customized peer group and/or market benchmark. Custom peer groups are constructed using all the funds in appropriate Lipper or Morningstar categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that more closely represents the fund's true peers based on internal investment mandates and that is more stable (i.e., has less peer turnover) over the long-term. In cases where a portfolio manager has responsibility for more than one policy portfolio, the performance of each is assigned a percentage weight commensurate with the portfolio manager's level of responsibility.



With regard to tracking portfolios, investment performance may be measured in a number of ways. The performance of the tracking portfolio may be measured against a customized peer group and/or market benchmark as described above for policy portfolios. Alternatively, the tracking portfolio may be evaluated relative to the performance of its policy portfolio, with the goal of matching the policy portfolio's performance as closely as possible. In some cases, the performance of a tracking portfolio is not separately considered; rather, the performance of the policy portfolio is the key metric. This is the case for the domestic core sleeve of the GVIT Small Company fund.



A second factor in the bonus calculation relates to the performance of all American Century funds managed according to a particular investment style, such as U.S. growth or value. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (asset weighted) depending on the portfolio manager's responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.



A portion of some portfolio managers' bonuses may be tied to individual performance goals, such as research projects and the development of new products.



Finally, portfolio manager bonuses may occasionally be affected by extraordinarily positive or negative financial performance by American Century Companies, Inc. ("ACC"), the adviser's privately-held parent company. This feature has been designed to maintain investment performance as the primary component of portfolio manager bonuses while also providing a link to the adviser's ability to pay.



Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual's grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).



Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.



THE DREYFUS CORPORATION



The Boston Company Asset Management, LLCF Boston-based portfolio managers and analysts compensation:



The portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation plans (annual and long term incentive). Funding for the TBCAM Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall TBCAM profitability. Therefore, all bonus awards are based initially on TBCAM's financial performance. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual, expressed as a percentage of base salary ("target awards"). Annual awards are determined by applying multiples to this target award (0-2 times target award represents a portfolio manager's range of opportunity) and are capped at a maximum range of incentive opportunity for the job category. Awards are 100% discretionary and regardless of performance will be subject to pool funding availability. Awards are paid in cash on an annual basis. A significant portion of the target opportunity awarded is based upon the one-year (weighted 50%) and three-year (weighted 50%) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth of the products managed.



For research analysts and other investment professionals, awards are distributed to the respective product teams (in the aggregate) based upon product performance relative to TBCAM-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.



All portfolio managers and analysts are also eligible to participate in the TBCAM Long Term Incentive Plan. This plan provides for an annual award, payable equally in Mellon Financial restricted stock and TBCAM phantom stock. Both the restricted stock and phantom stock cliff vest after three years. The value of the phantom stock award changes during the vesting period based upon changes in TBCAM's operating income.



Gartmore GVIT Small Company Fund
Portfolio manager compensation is comprised primarily of a market-based salary and an incentive compensation plan. The fund's portfolio managers are compensated by Dreyfus or its affiliates and not by the fund. The incentive compensation plan is comprised of three components: portfolio performance (approximately 60%), individual qualitative performance (approximately 20%) and Dreyfus financial performance as measured by Dreyfus' pre-tax net income (approximately 20%). Up to 10% of the incentive plan compensation may be paid in Mellon Financial Corporation restricted stock.



Portfolio performance is measured by the I -year (40%) and 3-year (60%) total return of all of the portfolio manager's accounts relative to the annualized total return of the appropriate Lipper peer group. The portfolio manager's performance is measured on either a straight average (each account weighted equally) or a combination of straight average and asset-weighted average. Generally, if the asset-weighted average is higher, then that is used to measure performance. If the straight average is higher, then typically an average of the two is used to measure performance.



Individual qualitative performance is based on Dreyfus' Chief Investment Officer's evaluation of portfolio manager's performance based on any combination of the following: marketing contributions, new product development; performance on special assignments; people development; methodology enhancements; fund growth/gain in market and support to colleagues. The Chief Investment Officer may consider additional factors at his discretion.



Portfolio managers are also eligible for Dreyfus' Long Term Incentive Plan. Under that plan, cash and/or Mellon Financial Corporation restricted stock is awarded at the discretion of the Chief Investment Officer based on individual performance and contributions to the Investment Management Department and the Mellon organization.



Dreyfus GVIT Mid Cap Index



The portfolio manager's cash compensation is comprised primarily of a market-based salary and an incentive compensation plan (annual and long term incentive). Funding for the MEA Annual Incentive Plan and Long Term Incentive Plan is through a pre-determined fixed percentage of overall company profitability. Therefore, all bonus awards are based initially on Company performance. The investment professionals are eligible to receive annual cash bonus awards from the incentive compensation plan. Annual awards are granted in March for the prior calendar year. Awards greater than $25,000 are paid out over a two-year period. Individual awards for investment professionals are discretionary, based on product performance, goals established at the beginning of each calendar year and a subjective evaluation of the portfolio manager's contribution to the overall investment process. Also considered in determining individual awards are team participation and general contributions to MEA.



All portfolio managers are also eligible to participate in the MEA Long Term Incentive Plan. This plan provides for an annual award, payable in deferred cash that cliff vests after 3 years, with an interest rate equal to the average year over year earnings growth of MEA (capped at 20% per year). Management has discretion with respect to actual participation and award size.



Portfolio managers whose compensation exceeds certain levels may elect to defer portions of their base salaries and/or incentive compensation pursuant to Mellon's elective deferred compensation plan.



FEDERATED INVESTMENT COUNSELING



Nathan Kehm is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are five weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are: Leadership/TeamworklCommunication, Research Performance, Customer Satisfaction, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.



Investment Product Performance is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Lehman Brothers U.S. Corporate High Yield Bond Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. the Fund's designated peer group of comparable funds (e.g., a subset of funds in the same category as established by Lipper). These performance periods are adjusted if the portfolio manager has been managing a fund for less than five years; funds with less than one year of performance history are excluded. As noted above, Mr. Kehrn is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The Investment Product Performance score is calculated with an equal weighting of: each account managed by the portfolio manager, as well as certain additional accounts for which Mr. Kehm provides research and analytical support.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.



Research performance focuses on the quality of security recommendations, timeliness and other qualitative factors and is assessed by the Chief Investment Officer and other managers in the portfolio manager's group.



Customer Satisfaction is assessed through two components: Sales and Marketing Support and Net Sales. Federated's senior management assesses the quality, amount and effectiveness of sales and marketing support, with input from sales management. Net sales are assumed to indirectly reflect customer satisfaction, so net fund flows may be assessed relative to industry trends for the fund category.



Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. Half of the financial success category is measured based on growth of the portfolio manager's funds (assets under management and revenues), and supporting the appropriate number of funds to improve efficiency and enhance strong fund performance. Half of the financial success category is based on the growth in assets under management and revenues attributable to the portfolio manager's Department, to encourage teamwork. The financial success score is lowered if Federated's overall financial targets are not achieved.



As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the manager's experience and performance. The annual incentive amount is determined based on multiple performance criteria using a Balanced Scorecard methodology, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors, Inc. (Federated). There are four weighted performance categories in the Balanced Scorecard. Investment Product Performance is the predominant factor. Of lesser importance are:
Leadership/TeamworklCommunication, Customer Satisfaction, and Financial Success. The total Balanced Scorecard "score" is applied against an annual incentive opportunity that is competitive in the market for this portfolio manager role to determine the annual incentive payment.



Investment Product Performance ("IPP") is measured on a rolling 1, 3, and 5 calendar year pre-tax total return basis vs. the Fund's benchmark (i.e. Lehman Brothers U.S. Corporate High Yield Bond Index), and on a rolling 3 and 5 calendar year pre-tax total return basis vs. the Fund's designated peer group of comparable funds (e.g., a subset of funds in the same category as established by Lipper). These performance periods are adjusted if the portfolio manager has been managing a fund for less than five years; funds with less than one year of performance history are excluded. As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Fund. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. The Balanced Scorecard IPP score is calculated with an equal weighting of each included account managed by the portfolio manager. Mr. Durbiano is a member of an Investment Team that establishes guidelines on various performance drivers (e.g., currency, duration, sector) for Taxable Fixed Income funds. A portion of the Investment Product Performance score is determined by Federated senior management's assessment of the team's contribution.



Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Customer Satisfaction is assessed through two components: Sales and Marketing Support and Net Sales. Federated's senior management assesses the quality, amount and effectiveness of sales and marketing support, with input from sales management. Net sales are assumed to indirectly reflect customer satisfaction, so net fund flows may be assessed relative to industry trends for the fund category.



Financial success is assessed to tie the portfolio manager's bonus, in part, to Federated's overall financial health. Half of the financial success category is measured based on growth of the portfolio manager's funds (assets under management and revenues), and supporting the appropriate number of funds to improve efficiency and enhance strong fund performance. Half of the financial success category is based on the growth in assets under management and revenues attributable to the portfolio manager's Department, to encourage teamwork. The financial success score is lowered if Federated's overall financial targets are not achieved.



As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.



GARTMORE MUTUAL FUND CAPITAL TRUST, GARTMORE GLOBAL ASSET MANAGEMENT TRUST AND GARTMORE GLOBAL PARTNERS (COLLECTIVELY, "GARTMORE"):



Gartmore uses a compensation structure that is designed to attract and retain high-caliber investment professionals. Portfolio managers are compensated based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of mutual funds, other managed pooled vehicles and managed separate accounts over which they have responsibility, versus appropriate peer groups and benchmarks. Portfolio manager compensation is reviewed annually and may be modified at any time as appropriate to adjust the factors used to determine bonuses or other compensation components.



Each portfolio manager is paid a base salary that Gartmore believes is industry competitive in light of the portfolio manager's experience and responsibility. In addition, each portfolio manager is eligible to receive an annual cash bonus that is derived from both quantitative and non-quantitative factors. Quantitative factors include fund/account performance and the financial performance of Gartmore or its parent company. The performance of the investment companies and other accounts each portfolio manager manages has a paramount impact on such person's compensation. For equity funds, pre-tax performance is measured, on a one-year basis, for each of the previous three calendar years, as compared to each such fund's or account's stated benchmark index. Pre-tax investment performance of most fixed income portfolio managers is measured against a fund's stated benchmark over various time periods (e.g., on a one or three year basis, etc.). Additionally, mutual fund performance is measured against industry peer group rankings, which may provide performance rankings for both shorter periods as well as blended rankings for longer term performance. Gartmore uses this dual approach in order to create incentives for portfolio managers to sustain favorable results from one year to the next, and to reward managers for performance that has improved considerably during the recent period. Less significant in annual compensation determinations are subjective factors as identified by Gartmore's Chief Investment Officer or such other managers as may be appropriate.



The bonus determination components apply on an aggregate basis with respect to all accounts managed by a particular portfolio manager, including unregistered pooled investment vehicles and separate investment advisory accounts. The compensation of portfolio managers with other job responsibilities (such as managerial, providing analytical support for other accounts, etc.) will include consideration of the scope of such responsibilities and the managers' performance in meeting them. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

Annual bonuses may vary significantly from one year to the next based on all of these factors. High performing portfolio managers may receive annual bonuses that constitute a substantial portion of their respective total compensation.



Portfolio managers also may be awarded unregistered restricted equity interests in a related Gartmore entity that typically vest over time and are designed to create incentives to retain key talent and, with the exception of personnel of Gartmore Global Partners (which is based in the United Kingdom), they are eligible to participate in a non-qualified deferred compensation plan sponsored by Nationwide Mutual Life Insurance Company, Gartmore's ultimate parent company. Such plan affords participating United States-based employees the tax benefits of deferring the receipt of a portion of their cash compensation. Portfolio managers also may participate in benefit plans and programs available generally to all Gartmore employees.



J.P. MORGAN INVESTMENT MANAGEMENT INC.



The Adviser's portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and, in some cases, mandatory deferred compensation. These elements reflect individual performance and the performance of the Adviser's business as a whole.



Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long-term.



Stock awards are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total award. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Certain investment professionals may also be subject to a mandatory deferral of a portion of their compensation into proprietary mutual funds based on long-term sustained investment performance.



MORGAN STANLEY INVESTMENT MANAGEMENT INC.



Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.



Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.



Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.



Discretionary compensation can include:



     -    Cash Bonus;

     - Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;



     - Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;



     - Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and



     - Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.



Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:



     - Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.



     - Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.



     -    Contribution to the business objectives of the Investment Adviser.



     -    The dollar amount of assets managed by the portfolio manager.



     -    Market compensation survey research by independent third parties.



     -    Other qualitative factors, such as contributions to client objectives.



     - Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.



Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.



NEUBERGER BERMAN LLC



To be an employer of choice in the investment industry, Lehman Brothers supports a wide series of initiatives that enable the Firm to attract, promote and retain a talented and highly motivated workforce. Retention efforts include life balance/work environment initiatives, competitive, performance-based compensation programs, training and development initiatives and employee networks that create an inclusive environment for all employees.



Lehman Brothers believes that employee ownership has been a key element to the success of the Firm. Neuberger Berman is pleased to announce that beginning in 2004, Neuberger Berman employees are able to participate in Lehman Brother's Equity Award Program. Through this program, a portion of employees' annual compensation is awarded in the form of an equity award (Restricted Stock Units and/or stock options).



The total compensation approach is designed to reflect performance and compensation initiatives seek to attract, motivate and retain talented professionals. Compensation programs are reviewed periodically to ensure competitiveness both internally and with the external market.

As a Lehman Brothers Company, Neuber er Berman fosters a work environment in which employees are provided with the necessary tools to be successful in their positions. We believe that performance reviews and feedback are an important part of the employee measurement, growth and recognition process. In many departments, employees receive performance appraisals on a semi-annual or annual basis. Investment professionals are regularly reviewed by senior management and their peers. Our compensation approach is one that seeks to recognize performance that exceeds goals and objectives and to align our employees with shareholders by providing them with the opportunity for employee ownership. Subject to the necessary approval, discretionary, performance-based bonuses are awarded annually. Additionally, certain employees receive production compensation, which is designed to act as an incentive based on productivity.



Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.



OBERWEIS ASSET MANAGEMENT, INC.



Oberweis Asset Management, Inc. (OAM) offers its investment professionals a competitive package consisting of a base, an incentive-based fee, and equity ownership. Typically, the base comprises the smallest component of the overall compensation package. Incentive fees are computed based on product composite results compared to their appropriate benchmarks based on rolling 1-year and 3-year returns relative to the appropriate benchmarks (i.e. Russell 2000 Growth Index for Small-Cap Growth Equity), with a heavier weighting on 3-year returns. Most of the incentive reward is quantitatively subjectively evaluated bonus for team spirit, mentoring of less experienced team members, and outstanding client service.



To ensure long-term commitment, a significant portion of Mr. Oberweis' compensation is linked to equity ownership in OAM. Senior executives and key investment professionals are also equity investors in OAM. Investment professional bonuses are based on the OAM Composite results relative to their respective benchmarks.



SSGA FUNDS MANAGEMENT, INC.



The compensation of SSgA FM's investment professionals is based on a number of factors. The first factor considered is external market. Through extensive compensation survey process, SSgA FM seeks to understand what its competitors are paying people to perform similar roles. This data is then used to determine a competitive baseline in the areas of base pay, bonus, and long term incentive (i.e. equity). The second factor taken into consideration is the size of the pool available for this compensation. SSgA FM is a part of State Street Corporation, and therefore works within its corporate environment on determining the overall level of its incentive compensation pool. Once determined, this pool is then allocated to the various locations and departments of SSgA and SSgA FM. The determination of the allocation amounts to these locations and departments is influenced by the competitive market data, as well as the overall performance of the group. The pool is then allocated to individual employees based on their individual performance. There is no fixed formula for determining these amounts, nor is anyone's compensation directly tied to the investment performance or asset value of a product or strategy. The same process is followed in determining equity allocations.



WADDELL & Reed



WRIMCO believes that integral to the retention of portfolio managers is: a) a competitive base salary that is commensurate with the individual's level of experience and responsibility; b) an attractive annual performance-based bonus, described below; c) eligibility for a stock incentive plan in shares of Waddell & Reed Financial, Inc. ("WDR") that rewards teamwork; and d) to the extent a portfolio manager also manages institutional separate accounts, a share in a percentage of the revenues earned, on behalf of such accounts, by WRIMCO and for which the portfolio manager assisted in bringing in the assets, as opposed to affiliated accounts or accounts managed as part of a corporate level partnership.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the fund or account managed by the portfolio manager relative to an appropriate benchmark, the more bonus compensation the manager may receive. The primary benchmark is the portfolio manager's percentile ranking against the performance of managers who manage with the same investment style at other firms. The secondary benchmark is an index of securities matched to the portfolio manager's investment style. Half of each portfolio manager's bonus is based upon performance over a three-year period and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one fund or account to manage, all the funds or accounts which are similar in investment style are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses are deferred for a three-year period. During that time, the deferred portion of bonuses are invested in mutual funds managed by WRIMCO, with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being invested in Waddell & Reed - managed mutual funds, WDR's 401(k) plan offers Waddell & Reed managed mutual funds as investment options. No bonus compensation is based upon the amount of the assets under management for which the portfolio manager is responsible.



OTHER MANAGED ACCOUNTS



The following chart summarizes information regarding accounts other than the Fund for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance ("performance-based fees"), information on those accounts is provided separately.



-------------------------------------------------   -------------------------------------------------------------------
                                                    Number of Accounts Managed by Each Portfolio Manager and Total
Name of Portfolio Manager                           Assets by Category
-------------------------------------------------   -------------------------------------------------------------------
American Century Investments, Inc.
-------------------------------------------------   -------------------------------------------------------------------
William Martin                                      Mutual Funds:  7 accounts, $4,436,700,110 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  0 accounts, $0 total assets
                                                    Other Accounts:  1 account, $120,027,295 total assets
-------------------------------------------------   -------------------------------------------------------------------
Wilhelmine von Turk                                 Mutual Funds:  5 accounts, $1,918,499,918 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  0 accounts, $0 total assets
                                                    Other Accounts: 1 account, $120,027,295 total assets
-------------------------------------------------   -------------------------------------------------------------------
Thomas Vaiana                                       Mutual Funds:  6 accounts, $3,544,941,070 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  0 accounts, $0 total assets
                                                    Other Accounts:  1 account, $120,027,295 total assets
-------------------------------------------------   -------------------------------------------------------------------
The Dreyfus Corporation
-------------------------------------------------   -------------------------------------------------------------------
Thomas Durante                                      Mutual Funds: 8 accounts, $12,347,694,114 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 4 accounts, $817,366,536 total assets
                                                    Other Accounts: 6 accounts, $492,586,205
-------------------------------------------------   -------------------------------------------------------------------
D. Kirk Henry                                       Mutual Funds: 18 accounts, $6,400,000,000 total
                                                    assets Other Pooled Investment
                                                    Vehicles: 7 accounts,
                                                    $6,900,000,000 total assets
                                                    Other Accounts: 72 accounts,
                                                    $13,400,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Peter Higgins                                       Mutual Funds: 3 accounts, $1,800,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 4 accounts, $854,000,000 total assets
                                                    Other Accounts:  74 accounts, $4,300,000,000 total assets
                                                    ($253,000,000 total assets for which the advisory fee is based on performance)
-------------------------------------------------   -------------------------------------------------------------------
Andrew Johnson                                      Mutual Funds: 12 accounts, $13,300,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 5 accounts, $3,600,000,000 total assets
                                                    Other Accounts: 41 accounts, $8,600,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------

-------------------------------------------------   -------------------------------------------------------------------
Paul Kandel                                         Mutual Funds: 6 accounts, $3,052,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  2 accounts, $425,000 total assets
                                                    Other Accounts:  16 accounts, $975,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Carolyn Kedersha                                    Mutual Funds: 17 accounts, $6,100,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 5 accounts, $3,600,000,000 total assets
                                                    Other Accounts: 72 accounts, $13,400,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Param Roychoudhury                                  Mutual Funds: 12 accounts, $13,300,000,000
                                                    Other Pooled Investment
                                                    Vehicles: 5 accounts, $3,600,000,000 total assets
                                                    Other Accounts: 39 accounts, $8,400,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Clifford Smith                                      Mutual Funds: 18 accounts, $6,400,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 7 accounts, $6,900,000,000 total assets
                                                    Other Accounts: 68 accounts, $13,200,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Hilary Woods                                        Mutual Funds: 6 accounts, $3,052,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 2 accounts, $425,000 total assets
                                                    Other Accounts: 16 accounts, $975,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Federated Investment Counseling
-------------------------------------------------   -------------------------------------------------------------------
Mark Durbiano                                       Mutual Funds: 9 accounts, $4,426,100,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 3 accounts, $462,950,000 total assets
                                                    Other Accounts: 4 accounts, $166,170,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Nathan Kehm                                         Mutual Funds: 8 accounts, $4,300,890,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 1 account, $59,820,000 total assets
                                                    Other Accounts: 2 accounts, $126,800,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Gartmore Global Partners
-------------------------------------------------   -------------------------------------------------------------------
Peter Dagliesh                                      Mutual Funds: 4 accounts, $326,200,000 total assets (1 account,
                                                    $27,100,000 total assets for which the advisory fee is based on performance)
                                                    Other Pooled Investment
                                                    Vehicles: 3 accounts, $721,054,775 total assets
                                                    Other Accounts: 0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Philip Ehrmann                                      Mutual Funds: 5 accounts, $335,060,000 total assets (2 accounts,
                                                    $35,960,000 total assets for which the advisory fee is based on performance)
                                                    Other Pooled Investment
                                                    Vehicles: 9 accounts, $1,190,173,897 total assets
                                                    Other Accounts: 0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Michael Gleason                                     Mutual Funds: 1 account, $122,600,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 2 accounts, $331,425,606 total assets (1 account,
                                                    $331,425,606 total assets for which the advisory fee is based on performance)
                                                    Other Accounts: 0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Brian O'Neill                                       Mutual Funds: 2 accounts, $25,330,000 total assets (1 account,
                                                    $9,660,000 total assets for which the advisory fee is based on performance)
                                                    Other Pooled Investment
                                                    Vehicles: 6 accounts, $306,185,497 total assets
                                                    Other Accounts: 4 accounts, $34,097,947 total assets
-------------------------------------------------   -------------------------------------------------------------------

-------------------------------------------------   -------------------------------------------------------------------
Neil Rogan                                          Mutual Funds: 2 accounts, $70,710,000 total assets (1 account,
                                                    $34,560,000 total assets for which the advisory fee is based on performance) Other Pooled
                                                    Investment
                                                    Vehicles: 3 accounts, $278,767,396 total assets (3 accounts,
                                                    $278,767,396 total assets for which the advisory fee is based on performance)
                                                    Other Accounts:  0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Luke Smith                                          Mutual Funds: 1 account, $122,600,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 3 accounts, $ 342,938,251 total assets (3 accounts, $
                                                    342,938,251 total assets for which the advisory fee is based on performance)
                                                    Other Accounts: 0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Ben Walker                                          Mutual Funds: 4 accounts, $70,310,000 total assets (2 accounts,
                                                    $17,410,000 total assets for which the advisory fee is based on performance) Other Pooled
                                                    Investment
                                                    Vehicles: 4 accounts, $331,564,945 total assets (1 account,
                                                    $28,178,942 total assets for which the advisory fee is based on performance)
                                                    Other Accounts:  2 accounts, $34,097,947 total assets
-------------------------------------------------   -------------------------------------------------------------------
Gartmore Mutual Funds Capital Trust
-------------------------------------------------   -------------------------------------------------------------------
Chris Baggini                                       Mutual Funds:  5 accounts, $653,820,00 total assets (2 accounts,
                                                    $89,440,000 total assets for which the advisory fee is based on performance) Other Pooled
                                                    Investment
                                                    Vehicles:  5 accounts, $184,363,002 total assets
                                                    Other Accounts:  0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Douglas Burtnick                                    Mutual Funds:  7 accounts, $687,750,000 total assets (4 accounts,
                                                    $123,370,000 for which the advisory fee is based on performance)
                                                    Other Pooled Investment
                                                    Vehicles: 4 accounts, $103,359,431 3 accounts, $53,405,518 for which the advisory fee is based on performance)
                                                    Other Accounts: 0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Peter James Cahill                                  Mutual Funds: 3 accounts, $465,743,619 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 0 accounts, $0 total assets
                                                    Other Accounts: 1 account, $2,795,396 total assets
-------------------------------------------------   -------------------------------------------------------------------
Mary Champagne                                      Mutual Funds: 5 accounts, $528,923,619 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 0 accounts, $0 total assets
                                                    Other Accounts: 22 accounts, $1,207,875,178 total assets
-------------------------------------------------   -------------------------------------------------------------------
Paul Cluskey                                        Mutual Funds: 2 accounts, $73,010,000 total assets (1 account,
                                                    $17,190,000 total assets for which the advisory fee is based on performance) Other Pooled
                                                    Investment
                                                    Vehicles:  2 accounts, $111,915,085 total assets (2 accounts,
                                                    $111,915,085 total assets for which the advisory fee is based on performance)
                                                    Other Accounts: 0 accounts, $0 total assets

-------------------------------------------------   -------------------------------------------------------------------
Robert Glise                                        Mutual Funds: 2 accounts, $264,410,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 0 accounts, $0 total assets
                                                    Other Accounts: 2 accounts, $13,025,203 total assets
-------------------------------------------------   -------------------------------------------------------------------
Gary Haubold                                        Mutual Funds:  6 accounts, $3,134,990,000 total assets (2
                                                    accounts, $16,490,000 total assets for which the advisory fee is based on performance)
                                                    Other Pooled Investment
                                                    Vehicles:  4 accounts, $199,148,612 total assets
                                                    Other Accounts: 12 accounts, $2,805,012,918
-------------------------------------------------   -------------------------------------------------------------------
William Miller                                      Mutual Funds:  3 accounts, $3,090,095,910 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  2 accounts, $58,070,948 total assets
                                                    Other Accounts:  13 accounts, $2,989,866,633 total assets
-------------------------------------------------   -------------------------------------------------------------------
Jeffrey Petherick                                   Mutual Funds: 5 accounts, $528,923,619 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 0 accounts, $0 total assets
                                                    Other Accounts: 22 accounts, $1,207,875,178 total assets
-------------------------------------------------   -------------------------------------------------------------------
Stuart Quint                                        Mutual Funds:  2 accounts, $33,930,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  0 accounts, $0 total assets
                                                    Other Accounts:  0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Chip Zhu                                            Mutual Funds:  2 accounts, $57,950,000 total assets (1 account,
                                                    $10,050,000 total assets for which the advisory fee is based on performance) Other Pooled
                                                    Investment Vehicles: 0
                                                    accounts, $0 total assets
                                                    Other Accounts: 0 accounts, $0
                                                    total assets
-------------------------------------------------   -------------------------------------------------------------------
J.P. Morgan Investment Management Inc.
-------------------------------------------------   -------------------------------------------------------------------
Chris Blum                                          Mutual Funds: 9 accounts, $2,500,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 9 accounts, $1,500,000,000 total assets
                                                    Other Accounts: 3 accounts, $321,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Patrik Jakobson                                     Mutual Funds: 0 accounts, $0 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 0 accounts, $0 total assets
                                                    Other Accounts: 53 accounts, $3,500,000,000 total assets (17 accounts, $564,000,000 for which the advisory fee is based on performance)
-------------------------------------------------   -------------------------------------------------------------------
Anne Lester                                         Mutual Funds:
                                                    Other Pooled Investment
                                                    Vehicles:
                                                    Other Accounts:
-------------------------------------------------   -------------------------------------------------------------------
Dennis Ruhl                                         Mutual Funds: 11 accounts, $$3,700,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 10 accounts, $1,000,000,000 total assets
                                                    Other Accounts:  8 accounts, $693,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Morgan Stanley Investment Management Inc.
-------------------------------------------------   -------------------------------------------------------------------
W. David Armstrong                                  Mutual Funds: 11 accounts, $4,344,649,901
                                                    total assets Other Pooled
                                                    Investment Vehicles: 2
                                                    accounts, $378,211,868 total
                                                    assets Other Accounts: 2
                                                    accounts, $146,774,219 total
                                                    assets
-------------------------------------------------   -------------------------------------------------------------------
David Cohen                                         Mutual Funds:  34 accounts, $14,909,335,463 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  2 accounts, $350,883,204 total assets
                                                    Other Accounts:  316 accounts, $1,394,361,391 total assets
-------------------------------------------------   -------------------------------------------------------------------

-------------------------------------------------   -------------------------------------------------------------------
Sheila Finnerty                                     Mutual Funds:  3 accounts, $1,778,908,792 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  7 accounts, $$539,955,971 total assets
                                                    Other Accounts:  0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
David Horowitz                                      Mutual Funds:  9 accounts, $2,075,738,762 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  4 accounts, $777,506,636 total assets
                                                    Other Accounts:  56 accounts, $6,861,256,697 total assets
-------------------------------------------------   -------------------------------------------------------------------
Gordon Loery                                        Mutual Funds:  3 accounts, $1,778,908,792 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  7 accounts, $539,955,971 total assets
                                                    Other Accounts: 5 accounts, $325,613,526 total assets
-------------------------------------------------   -------------------------------------------------------------------
Dennis Lynch                                        Mutual Funds:  34 accounts, $14,909,335,463 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  2 accounts, $350,883,204 total assets
                                                    Other Accounts:  316 accounts, $1,394,361,391 total assets
-------------------------------------------------   -------------------------------------------------------------------
Abigail McKenna                                     Mutual Funds: 10 accounts, $749,200,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 4 accounts, $694,600,000 total assets
                                                    Other Accounts: 5 accounts, $725,400,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Paul O'Brien                                        Mutual Funds: 7 accounts, $2,776,027,480 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 1 account, $177,999,069 total assets
                                                    Other Accounts: 7 accounts, $894,676,769 total assets
-------------------------------------------------   -------------------------------------------------------------------
Roberto Sella                                       Mutual Funds: 6 accounts, $3,807,822,541 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 2 accounts, $378,211,868 total assets
                                                    Other Accounts: 55 accounts, $9,934,720,278 total assets
-------------------------------------------------   -------------------------------------------------------------------
Nationwide Mutual Insurance Company
-------------------------------------------------   -------------------------------------------------------------------
Gary Hunt                                           Mutual Funds: 2 accounts, $1,466,370,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 1 account, $12,049,185 total assets
                                                    Other Accounts: 0 accounts, $0 total assets
-------------------------------------------------   -------------------------------------------------------------------
Neuberger Berman, LLC
-------------------------------------------------   -------------------------------------------------------------------
Robert D'Alelio                                     Mutual Funds: 5 accounts, $8,291,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 0 accounts, $0 total assets
                                                    Other Accounts: 1 account, $1,860,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Judith Vale                                         Mutual Funds: 5 accounts, $8,291,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 0 accounts, $0 total assets
                                                    Other Accounts: 1 account, $1,860,000,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Oberweis Asset Management, Inc.
-------------------------------------------------   -------------------------------------------------------------------
James Oberweis                                      Mutual Funds: 7 accounts, $479,865,391 total assets
                                                    Other Pooled Investment
                                                    Vehicles:  0 accounts, $0 total assets
                                                    Other Accounts: 140 accounts, $446,365,927 total assets
                                                    ($40,177,601 total assets for which the advisory fee is based on performance)
-------------------------------------------------   -------------------------------------------------------------------

-------------------------------------------------   -------------------------------------------------------------------
SSgA Funds Management, Inc.
-------------------------------------------------   -------------------------------------------------------------------
Tom Rawlings                                        Mutual Funds: 3 accounts, $668,607,363 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 10 accounts, $15,145,116,282 total assets
                                                    Other Accounts: 19 accounts, $2,313,532,181 total assets
-------------------------------------------------   -------------------------------------------------------------------
Van Kampen Asset Management
-------------------------------------------------   -------------------------------------------------------------------
B. Robert Baker, Jr.                                Mutual Funds: 10 accounts,
                                                    $20,189,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 1 account,
                                                    $32,100,000 total assets Other
                                                    Accounts: 3 accounts,
                                                    $1,716,500,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Kevin Holt                                          Mutual Funds: 10 accounts, $20,189,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 1 account, $32,100,000 total assets
                                                    Other Accounts: 3 accounts, $1,716,500,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Jason Leder                                         Mutual Funds: 10 accounts, $20,189,000,000 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 1 account, $32,100,000 total assets
                                                    Other Accounts: 3 accounts, $1,716,500,000 total assets
-------------------------------------------------   -------------------------------------------------------------------
Waddell & Reed
-------------------------------------------------   -------------------------------------------------------------------
Kenneth McQuade                                     Mutual Funds: 4 accounts, $516,676,770 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 3 accounts, $185,477,351 total assets
                                                    Other Accounts: 29 accounts, $1,220,737,462 total assets
-------------------------------------------------   -------------------------------------------------------------------
Mark Seferovich                                     Mutual Funds: 4 accounts, $516,676,770 total assets
                                                    Other Pooled Investment
                                                    Vehicles: 3 accounts, $185,477,351 total assets
                                                    Other Accounts: 29 accounts, $1,220,737,462 total assets
-------------------------------------------------   -------------------------------------------------------------------



POTENTIAL CONFLICTS OF INTEREST



Gartmore Mutual Fund Capital Trust, Gartmore Global Asset Management Trust and Gartmore Global Partners (collectively, "Gartmore"):



It is possible that conflicts of interest may arise in connection with the portfolio managers' management of the Funds on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the same portfolio manager may compensate Gartmore or its affiliate based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise her discretion in a manner that she believes is equitable to all interested persons. The Trust also maintains policies that are designed to eliminate or minimize conflicts of interest in such situations.



J.P. Morgan Investment Management Inc.

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund ("Similar Accounts"). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.



Responsibility for managing the Adviser's clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.



The Adviser may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser or its portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser may be perceived as causing accounts it manages to participate in an offering to increase the Adviser's overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.



The Adviser has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:



Orders for the same equity security are aggregated on a continual basis throughout each trading day consistent with the Adviser's duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the adviser may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.



Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser attempts to mitigate any potential unfairness by basing non-pro rata allocations upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser so that fair and equitable allocation will occur over time.



Morgan Stanley Investment Management Inc.



Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. Waddell & Reed



Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:



- The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. WRIMCO seeks to manage such competing interests for the time and attention of the portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by the portfolio managers are managed using the same investment models that are used in connection with the management of this Fund.



- Simultaneous transactions in the same security are likely when a Fund and other funds and/or accounts are managed by the same portfolio manager.



- If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds or other accounts. While in some cases, this method of allocation may adversely affect the price paid or received by the Fund and the size of the security position obtainable for the Fund.



WRIMCO seeks to manage these potential conflicts by requiring all portfolio transactions to be allocated, both as to amount and price, pursuant to WRIMCO's adopted Allocation Procedures.



- To the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by WRIMCO. This may give rise to a potential conflict of interest, for example, by providing the manager an incentive to favor the separate account in allocating desirable investment opportunities; however such conflicts are also addressed by WRIMCO's Allocation Procedures. As well, the performance of similarly managed funds and accounts are regularly reviewed by WRIMCO's compliance personnel and any material deviations between such performance numbers are researched and addressed.



- While accounts managed by the portfolio managers in their personal capacity and for their personal benefit may give rise to potential conflicts of interest, WRIMCO's Code of Ethics is designed to specifically address and mitigate such conflicts.



WRIMCO has adopted certain compliance procedures, including the Code of Ethics and Allocation Procedures, as identified, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

    (a) Amended and Restated Agreement and Declaration of Trust, amended and restated as of October 28, 2004 (the "Amended Declaration"), of Registrant Gartmore Variable Insurance Trust, the Delaware Statutory Trust (the "Trust") previously filed with the Trust's registration statement on February 25, 2005 is hereby incorporated by reference.

         (1) Amending Resolutions dated September 30, 2004 to the Amended Declaration previously filed with the Trust's registration statement on February 25, 2005 are hereby incorporated by reference.

         (2) Amending Resolutions dated March 11, 2005 to the Amended Declaration are filed herewith as Exhibit 23(a)(2).

    (b) Amended and Restated Bylaws, amended and restated as of October 28, 2004 (the "Amended Bylaws"), of the Trust previously filed with the Trust's registration statement on February 25, 2005 are hereby incorporated by reference.

    (c) Certificates for shares are not issued. Articles III, V, VI of the Amended Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit (a) and (b), respectively, hereto, define the rights of holders of shares.

    (d) Investment Advisory Agreements

         (1) Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Mutual Fund Capital Trust ("GMFCT") (formerly Villanova Mutual Fund Capital Trust) dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(1).

         (2) Form of Investment Advisory Agreement pertaining to the series of the Trust managed by Gartmore Global Asset Management Trust ("GGAMT") (formerly Villanova Global Asset Management Trust) dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(2).

         (3)  Subadvisory Agreements

              (a) Form of Subadvisory Agreement with GGAMT and Gartmore Global
                  Partners ("GGP") for the Gartmore GVIT Emerging Markets, Gartmore GVIT International Growth, Gartmore GVIT European Leaders, Gartmore GVIT Global Small Companies, Gartmore GVIT OTC Fund, Gartmore GVIT Global Utilities, Gartmore GVIT Global Financial Services, Gartmore GVIT Asia Pacific Leaders and Gartmore GVIT Developing Markets Funds, which are series of the Trust, dated as of May 2, 2005 is filed herewith as
                  Exhibit 23(d)(3)(a).

              (b) Form of Subadvisory Agreement with GMFCT and GGP for the
                  Gartmore GVIT Small Company and Gartmore GVIT Worldwide Leaders Funds, which are series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(b).

              (c) Subadvisory Agreement with Oberweis Asset Management, Inc. for the GVIT Small Cap Growth Fund, a series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(c).

              (d) Subadvisory Agreement with The Dreyfus Corporation for the
                  Dreyfus GVIT International Value, GVIT Small Company, Dreyfus GVIT Mid Cap Index, and GVIT Small Cap Value Funds, which are series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(d).

              (e) Form of Subadvisory Agreement with Neuberger Berman, LLC for the GVIT Small Company Fund, a series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(e).

              (f) Subadvisory Agreement with American Century Investment
                  Management, Inc. for the Gartmore GVIT Small Company Fund, a series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(f).

              (g) Form of Subadvisory Agreement with Federated Investment
                  Counseling for the Federated GVIT High Income Bond Fund, a series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 22(d)(3)(g).

              (h) Form of Subadvisory Agreement with Morgan Stanley Investment
                  Management, Inc. (as assignee of Morgan Stanley Investments LP, formerly Miller Anderson & Sherrerd, LP) for theVan Kampen GVIT Multi Sector Bond and GVIT Small Company Funds, which are series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(h).

              (i) Form of Subadvisory Agreement with J.P. Morgan Investment
                  Management, Inc. for the J.P. Morgan GVIT Balanced and GVIT Small Cap Value Funds, which are series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(i).

              (j) Form of Subadvisory Agreement with Van Kampen Asset
                  Management, Inc. for the Van Kampen GVIT Comstock Value Fund, a series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 22(d)(3)(j).

              (k) Form of Subadvisory Agreement with Waddell & Reed Investment
                  Management Company for the GVIT Small Cap Growth and GVIT Small Company Funds, which are series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(k).

              (l) Subadvisory Agreement with SSgA Funds Management, Inc. for the
                  GVIT Equity 500 Index Fund, a series of the Trust, dated as of May 2, 2005 is filed herewith as Exhibit 23(d)(3)(l).

    (e) Form of Underwriting Agreement dated May 2, 2005 between the Trust and Gartmore Distribution Services, Inc. ("GDSI") is filed herewith as Exhibit 23(e).

    (f) Not applicable.

    (g) (1) Global Custody Agreement dated April 4, 2003 between Gartmore Variable Insurance Trust, a Massachusetts business trust ("GVIT-MA"), and JPMorgan Chase Bank previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-lA on April 28, 2003, assigned to the Trust and herein incorporated by reference.

              (a) Amendment to Global Custody Agreement dated January 1, 2004 between GVIT-MA and JPMorgan Chase Bank previously filed with the Trust's Registration Statement on August 31, 2004, assigned to the Trust and herein incorporated by reference.

              (b) Waiver to Global Custody Agreement dated as of May 2, 2005 is filed herewith as Exhibit 23(g)(1)(b).

              (c) Form of Cash Trade Execution Rider is filed herewith as
                  Exhibit as Exhibit 23(g)(1)(c).

    (h) (1) Amended and Restated Fund Administration and Transfer Agency Agreement amended and restated as of January 1, 2005 among the GVIT-MA, Gartmore SA Capital Trust and Gartmore Investor Services, Inc. previously filed with the Trust's registration statement on February 25, 2005, assigned to the Trust and herein incorporated by reference.

         (2) Administrative Services Plan dated May 2, 2005 is filed herewith as Exhibit 23(h)(2).

              (a) Form of Servicing Agreement previously filed with
                  Post-Effective Amendment No. 55 to the Registration Statement on Form N-lA on October 15, 2002 and herein incorporated by reference.

         (3) Form of Expense Limitation Agreement between the Trust and Gartmore Global Asset Management Trust ("GGMAT") effective May 2, 2005 is filed herewith as Exhibit 23(h)(3).

         (4) Form of Expense Limitation Agreement between the Trust and Gartmore Mutual Fund Capital Trust ("GMFCT") effective May 2, 2005 is filed herewith as Exhibit 23(h)(4).

         (5) Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers is filed herewith as
              Exhibit 23(h)(5). Specific agreements are between the Trust and each of the following: Charles E. Allen, Paula H. J. Cholmondeley,
              C. Brent DeVore, Phyllis Kay Dryden, Barbara L. Hennigar, Paul J. Hondros, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.

         (6) Form of Assignment and Assumption Agreement between GVIT-MA and the Trust, dated as of May 2, 2005, assigning GVIT-MA's titles, right, benefit and privileges in and to certain contracts in the Agreement is filed herewith as Exhibit 23(h)(6).

         (7) Form of Fund Participation Agreement is filed herewith as Exhibit 22(h)(7).

    (i) Legal opinion of Stradley, Ronon, Stevens & Young, LLP is filed herewith as Exhibit 23(i).

    (j) Consent of PricewaterhouseCoopers LLP, independent auditors, is filed herewith as Exhibit 23(j).

    (k) Not applicable

    (l) Not applicable

    (m) Distribution Plan under Rule l2b-1 adopted December 2, 2004, and effective May 2, 2005 is filed herewith as Exhibit 23(m).

    (n) Rule l8f-3 Plan adopted September 30, 2004 and effective May 2, 2005 is filed herewith as Exhibit 23(n).

    (o) Not applicable

    (p) (1) Code of Ethics dated as of May 2, 2005 for the Trust is filed herewith as Exhibit 23(p)(1).

         (2) Code of Ethics dated March 11, 2005 for Gartmore Mutual Fund Capital Trust, Gartmore SA Capital Trust, NorthPointe Capital LLC, Gartmore Global Asset Management Trust, Gartmore Morley Capital Management, Inc. and Gartmore Trust Company (collectively, "Gartmore") are filed herewith as Exhibit 23(p)(2).

         (3) Code of Ethics dated March 11, 2005 for Gartmore Distribution Services, Inc is filed herewith as Exhibit 23(p)(3).

         (4) Code of Ethics dated March 11, 2005 for Federated Investment Management Company ("Federated") is filed herewith as Exhibit 22(p)(4).

         (5) Code of Ethics dated March 11, 2005 for Gartmore Global Partners ("GGP") is filed herewith as Exhibit 23(p)(5).

         (6) Code of Ethics dated March 11, 2005 for J.P. Morgan Investment Management, Inc. ("J.P. Morgan") is filed herewith as Exhibit 22(p)(6).

         (7) Code of Ethics dated March 11, 2005 for The Dreyfus Corporation (Mellon Financial Corporation & The Boston Company Asset Management, LLC) (collectively, "Dreyfus") is filed herewith as
              Exhibit 23(p)(7).

         (8) Code of Ethics dated March 11, 2005 for Fund Asset Management (Merrill Lynch Investment Managers) (collectively, "FAM-MLIM") is filed herewith as Exhibit 23(p)(8).

         (9) Code of Ethics dated March 11, 2005 for Neuberger Berman, LLC ("Neuberger Berman") is filed herewith as Exhibit 23(p)(9).

         (10) Code of Ethics dated March 11, 2005 for Waddell & Reed Investment Management Company ("Waddell & Reed") is filed herewith as Exhibit 22(p)(10).

         (11) Code of Ethics dated March 11, 2005 for Morgan Stanley Investment Management Inc., indirect parent of Van Kampen Asset Management, Inc., (collectively, "MSAM-VKAM") is filed herewith as Exhibit 22(p)(11).

         (12) Code of Ethics dated March 11, 2005 for Oberweis Asset Management, Inc., ("Oberweis") is filed herewith as Exhibit 23(p)(12).

         (13) Code of Ethics dated March 11, 2005 for American Century Investment Management, Inc. ("American Century") is filed herewith as Exhibit 23(p)(13).

         (14) Code of Ethics dated March 11, 2005 for SSgA Funds Management, Inc. ("SSgA") is filed herewith as Exhibit 23(p)(14).

    (q) (1) Powers of Attorney with respect to GVIT-MA for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Phylis Kay Dryden, Barbara Hennigar, Barbara L. Jacobs, Gerald J. Holland, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Michael D. McCarthy, Arden L. Shisler, and David C. Wetmore dated ebruary 21, 2005 are filed herewith as Exhibit 23(q)(2).

         (2) Powers of Attorney with respect to the Trust for Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Phyllis Kay Dryden, Barbara Hennigar, Barbara I. Jacobs, Gerald J. Holland, Paul J. Hondros, Douglas Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore and the Trust dated February 21, 2005 are filed herewith as Exhibit 23(q)(2).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
No person is presently controlled by or under common control with Registrant.

ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Amended Declaration. See Item 23(a) above.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers. The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party. See Item 23(h)(5) above.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    (a) Gartmore Mutual Fund Capital Trust, ("GMF"), an investment adviser of the Trust, also serves as investment adviser to Gartmore Mutual Funds. The Directors of Gartmore Global Investments, Inc., GMF's managing unitholder and the officers of GMF are as follows:

Terri L. Hill, Director
Gartmore Global Investments, Inc.

Executive Vice President - Chief Administrative Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company

W. G. Jurgensen, Chief Executive Officer and Director

Nationwide Mutual Insurance Company
Nationwide Financial Services, Inc.
Cal Farm Insurance Company
Farmland Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Property and Casualty Insurance Company

Chairman and Chief Executive Officer - Nationwide

Nationwide General Insurance Company
Nationwide Indemnity Company
Nationwide Investment Services Corporation

Director

Gartmore Global Investments, Inc.

Chairman

Nationwide Securities, Inc.

Michael C. Keller, Director, Executive Vice President -
Chief Information Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Financial Services, Inc.

Director

Gartmore Global Investments, Inc.

Paul J. Hondros, Director, President and Chief Executive Officer

Gartmore Investors Services, Inc.
NorthPointe Capital, LLC
Gartmore Global Investments, Inc.
Gartmore Distribution Services, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust

Chief Executive Officer and President

Gartmore Mutual Funds

Chairman and Chief Executive Officer

Gartmore Variable Insurance Trust

Robert A. Rosholt, Executive Vice President - Chief Financial Officer

Nationwide Mutual Insurance Company
Nationwide Mutual Fire Insurance Company
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Investment Services Corporation

Executive Vice President, Chief Financial Officer and Director

Nationwide Global Holdings, Inc.
Nationwide Securities, Inc.

Executive Vice President and Director

Gartmore Global Investments, Inc.

Director

NGH Luxembourg, S.A.

Young D. Chin, Executive Vice President - Global CIO - Equities

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Jeffrey S. Meyer, Executive Vice President

Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Christopher P. Donigan, Vice President - Human Resources

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Glenn W. Soden, Associate Vice President and Secretary

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Investments, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Carol L. Dove, Assistant Treasurer

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

John F. Delaloye, Assistant Secretary

Gartmore Mutual Fund Capital Trust
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Gerald J. Holland, Senior Vice President and Chief Administrative Officer

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Distribution Services, Inc.

Treasurer and Chief Financial Officer

Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Thomas M. Sipp, Vice President

Gartmore Global Investments, Inc.

Vice President and Treasurer

Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Mutual Fund Capital Trust
Gartmore Distribution Services, Inc.

Michael A. Krulikowski, Vice President and Chief Compliance Officer

Gartmore Distribution Services, Inc.
Gartmore Global Investments, Inc.
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
NorthPointe Capital, LLC
Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Daniel J. Murphy, Assistant Treasurer
Gartmore Global Asset Management Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Eric E. Miller, Senior Vice President - Chief Legal Counsel

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
NorthPointe Capital, LLC
Gartmore Morley Financial Services, Inc.
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Secretary

Gartmore Mutual Funds
Gartmore Variable Insurance Trust

Richard Fonash, Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Thomas E. Barnes, Vice President

Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

Gartmore Global Investments, Inc.
Gartmore Mutual Fund Capital Trust
Gartmore SA Capital Trust
Gartmore Global Asset Management Trust
Gartmore Distribution Services, Inc.
1200 River Road, Suite 1000
Conshohocken, Pennsylvania 19428

NorthPointe Capital, LLC
201 West Big Beaver Road,
Suite 745
Troy, Michigan 48084

Gartmore Morley Financial Services, Inc.
5665 S.W. Meadows Rd., Suite 400
Lake Oswego, Oregon 97035

    (b) Gartmore Global Asset Management Trust ("GGAMT"), an investment adviser of the Trust, also serves as an investment adviser to Gartmore Variable Insurance Trust. The Directors of Nationwide Corporation ("NC"), GGAMT's managing unit holder and the officers of GGAMT are as follows (see(a) above for additional information on their other employment):

                                 Directors of NC

                Lewis J. Alphin                   W. G. Jurgensen
                James B. Bachmann                 David O. Miller
                A. I. Bell                        Terry W. McClure
                Timothy J. Corcoran               Lydia M. Marshall
                Yvonne M. Curl                    Ralph M. Paige
                Kenneth D. Davis                  James F. Patterson
                Keith E. Eckel                    Arden L. Shisler
                Willard J. Engel                  Robert L. Stewart
                Fred C. Finney


                                Officers of GGAMT

 President and Chief Executive Officer                    Paul J. Hondros
 Vice President, Chief Financial Officer and Treasurer    Thomas M. Sipp
 Vice President and Secretary                             Thomas E. Barnes
 Senior Vice President                                    Eric E. Miller
 Assistant Secretary                                      John F. Delaloye
 Assistant Treasurer and Vice President                   Carol L. Dove
 Executive Vice President, Global CIO - Equities          Young D. Chin
 Senior Vice President                                    Gerald J. Holland
 Vice President                                           Christopher P. Donigan
 Vice President and Chief Compliance Officer              Michael A. Krulikowksi
 Assistant Treasurer                                      Daniel J. Murphy
 Vice President                                           Richard F. Fonash
 Vice President                                           Alan A. Todryk
 Assistant Vice President                                 Toni L. Lindsey


(c) Information for the Subadvisers

    (1)  The Dreyfus Corporation

         The Dreyfus Corporation ("Dreyfus") acts as subadviser to the GVIT Small Company Fund, the GVIT Small Cap Value Fund, the Dreyfus GVIT International Value Fund and the Dreyfus GVIT Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 25 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

    (2)  Neuberger Berman, LLC

         Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the GVIT Small Company Fund and the GVIT Small Cap Growth Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 25 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

    (3)  SSgA Fund Management, Inc.

         SSgA Fund Management, Inc. ("SSgA") acts as subadviser to the GVIT Equity 500 Index Fund and as investment adviser or subadviser to a number of other registered investment companies. The list required by
         Item 25 of officers and directors of SSgA, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by SSgA (SEC File No. 801-60103).

    (4) Federated Investment Counseling, acts as subadviser to the Federated GVIT High Income Bond Fund, and is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The subadvisor serves as investment adviser to a number of investment companies and private accounts. The list required by Item 25 of officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

    (5) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, act as subadviser to the J. P. Morgan GVIT Balanced Fund and the GVIT Small Cap Value Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

         To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

    (6)  Morgan Stanley Investments LP act as subadviser to the Van Kampen
         GVIT Multi Sector Bond Fund (formerly MAS GVIT Multi Sector Bond Fund) and the GVIT Small Company Fund. The list required by this Item 25 of the officers and directors of Morgan Stanley Investments LP ("MSI"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MSI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

    (7) Gartmore Global Partners ("Gartmore") acts as subadviser to the Gartmore GVIT Emerging Markets Fund, the Gartmore GVIT
         Developing Markets Fund, the Gartmore GVIT International Growth Fund, the Gartmore GVIT Global Small Companies, the Gartmore GVIT European Leaders Fund, the Gartmore GVIT OTC Fund, the Gartmore GVIT Asia Pacific Leaders Fund, the Gartmore GVIT Global Financial Services Fund, the Gartmore GVIT Global Utilities Fund, the GVIT Small Company Fund and the Gartmore GVIT Worldwide Leaders Fund, and as investment adviser to certain other clients. The list required by this Item 25 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

    (8) Waddell & Reed Investment Management Company ("WRIMCO") acts as subadviser to the GVIT Small Cap Growth Fund and the GVIT Small Company Fund. The list required by this Item 25 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

    (9) Van Kampen Asset Management, Inc. ("VKAM") acts as subadviser to the Van Kampen Comstock GVIT Value Fund. The list required by this Item 25 of the officers and directors of VKAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by VKAM (Sec File No. 801-1669).

    (10) Oberweis Asset Management, Inc. ("OAM") acts as subadviser to the GVIT Small Cap Growth Fund. The list required by this Item 25 of the officers and directors of OAM, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by OAM (Sec File No. 801-35657).

    (11) American Century Investment Management, Inc. ("American Century") acts as subadviser to the GVIT Small Company Fund. The list required by this Item 25 of the officers and directors of American Century, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by American Century (Sec File No. 801-8174).

ITEM 27. PRINCIPAL UNDERWRITERS

    (a) Gartmore Mutual Funds

    (b) Gartmore Distribution Services, Inc.

NAME:                     ADDRESS:                               TITLE WITH GDSI:                 TITLE WITH
                                                                                                  REGISTRANT:
Paul J. Hondros           1200 River Road, Ste. 1000             President and Chief Executive    Chairman
                          Conshohocken PA 19428                  Officer

Young D. Chin             1200 River Road, Ste. 1000             Executive Vice President         n/a
                          Conshohocken PA 19428

Gerald J. Holland         1200 River Road, Ste. 1000             Senior Vice President and        Treasurer
                          Conshohocken PA 19428                  Chief Administrative Officer

Eric E. Miller            1200 River Road, Ste. 1000             Senior Vice President            Secretary
                          Conshohocken PA 19428

Christopher P. Donigan    1200 River Road, Ste. 1000             Vice President                   n/a
                          Conshohocken PA 19428

Thomas M. Sipp            1200 River Road, Ste. 1000             Vice President, Chief            n/a
                          Conshohocken PA 19428                  Financial Officer, and
                                                                 Treasurer

NAME:                     ADDRESS:                               TITLE WITH GDSI:                 TITLE WITH
Glenn W. Soden            One Nationwide Plaza                   Associate Vice President and     n/a
                          Columbus, OH 43215                     Secretary

Carol L. Dove             One Nationwide Plaza                   Vice President and Assistant     n/a
                          Columbus, OH 43215                     Treasurer

Daniel J. Murphy          One Nationwide Plaza                   Assistant Treasurer              n/a
                          Columbus, OH 43215

Michael A. Krulikowski    1200 River Road, Ste. 1000             Vice President and Chief         Assistant Secretary
                          Conshohocken PA 19428                  Compliance Officer               and Chief Compliance
                                                                                                  Officer
Alan A. Todryk            One Nationwide Plaza                   Vice President                   n/a
                          Columbus, OH 43215

Jeffrey S. Meyer          1200 River Road, Ste. 1000             Executive Vice President         n/a
                          Conshohocken PA 19428

Thomas E. Barnes          One Nationwide Plaza                   Vice President and Assistant     n/a
                          Columbus, OH 43215                     Secretary

    (c)  Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         BISYS
         3435 Stelzer Road
         Columbus, OH 43219

         Gartmore Variable Insurance Trust
         1200 River Road, Suite 1000
         Conshohocken, PA 19428

ITEM 29. MANAGEMENT SERVICES

         Not applicable.

ITEM 30. UNDERTAKINGS

         Regarding the Funds listed below which have not commenced operation and do not yet have assets, prior to the commencement of operation of such Funds, the Trust hereby undertakes to file an amendment to this Registration Statement providing all the required information regarding the Investment Adviser, Investment Subadviser, Portfolio Manager(s) and any other information required under Form N-1A. With respect to the Gartmore GVIT Nationwide Principal Protected Fund, the Trust hereby undertakes to incorporate the SEC reviewer comments from April 12, 2005 regarding the format of the Fund's prospectus.

         Gartmore GVIT European Leaders Fund

         Gartmore GVIT Global Small Companies Fund

         Gartmore GVIT OTC Fund

         Gartmore GVIT Asia Pacific Leaders Fund

         Gartmore GVIT Nationwide Principal Protected Fund

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust (a Massachusetts Business Trust) certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 82, 83 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 28th day of April 2005.

                                         GARTMORE VARIABLE INSURANCE TRUST

                                         By: /s/ Allan J. Oster
                                             -----------------------------------
                                             Allan J. Oster, Attorney-In-Fact
                                             for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 83, 84 TO THE REGISTRATION STATEMENT OF GARTMORE VARIABLE INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 28th DAY OF APRIL 2005.

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
---------------------------------------------
Paul J. Hondros, Trustee and Chairman

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
---------------------------------------------
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
---------------------------------------------
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
---------------------------------------------
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
---------------------------------------------
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
---------------------------------------------
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
---------------------------------------------
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
---------------------------------------------
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
---------------------------------------------
Douglas F. Kridler, Trustee

/s/ Michael D. McCarthy
---------------------------------------------
Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
---------------------------------------------
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
---------------------------------------------
David C. Wetmore, Trustee

*BY:  /s/ Allan J. Oster
      --------------------------------------
      Allan J. Oster, Attorney-In Fact

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Gartmore Variable Insurance Trust (a Delaware Statutory Trust) certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 82, 83 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken, and Commonwealth of Pennsylvania, on this 28th day of APRIL 2005.

                                        GARTMORE VARIABLE INSURANCE TRUST

                                        By:  /s/ Allan J. Oster
                                             -----------------------------------
                                             Allan J. Oster, Attorney-In-Fact
                                             for Registrant

PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NOS. 83, 84 TO THE REGISTRATION STATEMENT OF GARTMORE VARIABLE INSURANCE TRUST HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 28th DAY OF APRIL 2005

Signature & Title

Principal Executive Officer

/s/ Paul J. Hondros*
-------------------------------------------------------
Paul J. Hondros, Trustee, Chief Executive Officer
and President

Principal Accounting and Financial Officer

/s/ Gerald J. Holland*
-------------------------------------------------------
Gerald J. Holland, Treasurer

/s/ Charles E. Allen*
-------------------------------------------------------
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
-------------------------------------------------------
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
-------------------------------------------------------
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
-------------------------------------------------------
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
-------------------------------------------------------
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
-------------------------------------------------------
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
-------------------------------------------------------
Douglas F. Kridler, Trustee

/s/ Michael D. McCarthy*
-------------------------------------------------------
Michael D. McCarthy, Trustee

/s/ Arden L. Shisler*
-------------------------------------------------------
Arden L. Shisler, Trustee

/s/ David C. Wetmore*
-------------------------------------------------------
David C. Wetmore, Trustee and Chairman

*BY:  /s/ Allan J. Oster
      -------------------------------------------------
      Allan J. Oster, Attorney-In Fact

                                  EXHIBIT LIST

EXHIBIT        ITEM

23(a)(2)       Amending Resolutions dated March 11, 2005

23(d)(1) Investment Advisory Agreement pertaining to the series of the Trust currently managed by Gartmore Mutual Fund Capital Trust

23(d)(2) Investment Advisory Agreement pertaining to the series of the Trust currently managed by Gartmore Global Asset Management Trust

23(d)(3)(a)    Subadvisory Agreement with GGP and GGAMT

23(d)(3)(b)    Subadvisory Agreement with GGP and GMFCT

23(d)(3)(c)    Subadvisory Agreement with Oberweis

23(d)(3)(d)    Subadvisory Agreement with Dreyfus

23(d)(3)(e)    Subadvisory Agreement with Neuberger Berman

23(d)(3)(f)    Subadvisory Agreement with American Century

23(d)(3)(g)    Subadvisory Agreement with Federated

23(d)(3)(h)    Subadvisory Agreement with Morgan Stanley Investment
               Management, Inc.

23(d)(3)(i)    Subadvisory Agreement with J.P. Morgan

23(d)(3)(j)    Subadvisory Agreement with Van Kampen Asset Management, Inc.

23(d)(3)(k)    Subadvisory Agreement with Waddell & Reed

23(d)(3)(l)    Subadvisory Agreement with SSgA Funds Management, Inc.

23(e)          Underwriting Agreement

23(g)(1)(b)    Form of Waiver to Global Custody Agreement

23(g)(1)(c)    Form of Cash Trade Execution Rider

23(h)(2)       Administrative Services Plan

23(h)(3)       Expense Limitation Agreement between the Trust and GGAMT

23(h)(4)       Expense Limitation Agreement between the Trust and GMFCT

23(h)(5)       Form of Indemnification Agreement

23(h)(6)       Form of Assignment and Assumption Agreement

23(h)(7)       Form of Fund Participation Agreement

23(i)          Legal Opinion

23(j)          Consent of PricewaterhouseCoopers, LLP

23(m)          Distribution Plan

23(n)          Rule 18f-3 Plan

23(p)(1)       Code of Ethics for Gartmore Variable Insurance Trust

23(p)(2)       Code of Ethics for Gartmore

23(p)(3)       Code of Ethics for Gartmore Distribution Services, Inc.

23(p)(4)       Code of Ethics for Federated

23(p)(5)       Code of Ethics for GGP

23(p)(6)       Code of Ethics for J.P. Morgan

23(p)(7)       Code of Ethics for Dreyfus

23(p)(8)       Code of Ethics for FAM-MLIM

23(p)(9)       Code of Ethics for Neuberger Berman

23(p)(10)      Code of Ethics for Waddell & Reed

23(p)(11)      Code of Ethics for MSAM-VKAM

23(p)(12)      Code of Ethics for Oberweis

23(p)(13)      Code of Ethics for American Century

23(p)(14)      Code of Ethics for SSgA

23(q)(1)       Power of Attorney with respect to GVIT-MA

23(q)(2)       Power of Attorney with respect to GVIT-DE